As filed with the Securities and Exchange Commission on April 12, 2004	Registration No. 33-75988* Registration No. 811-2513

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549 FORM N-4

POST-EFFECTIVE AMENDMENT NO. 32 TO REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 and Amendment to REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Variable Annuity Account C of ING Life Insurance and Annuity Company

ING Life Insurance and Annuity Company

151 Farmington Avenue, TS31, Hartford, Connecticut 06156

Depositor's Telephone Number, including Area Code: (860) 723-2239

Michael A. Pignatella, Counsel
ING Life Insurance and Annuity Company
151 Farmington Avenue, TS31, Hartford, Connecticut 06156
(Name and Address of Agent for Service)

It is proposed that this filing will become effective:
immediately upon filing pursuant to paragraph (b) of Rule 485

X	on May 1, 2004 pursuant to paragraph (b) of Rule 485

*Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statements: 33-75972; 33-76024; and 33-89858.

PART A The Prospectus

; Contract Prospectus - May 1, 2004 ;

The Contracts. The contracts described in this prospectus are individual deferred fixed or variable annuity contracts issued by ING Life Insurance and Annuity Company (the Company, we, us, our). They are issued to you, the contract holder as either a traditional Individual Retirement Annuity (IRA) under section 408(b) of the Internal Revenue Code of 1986 as amended (Tax Code) or a Roth IRA under Tax Code section 408A. Additionally, the traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contracts are not currently available as a Simple IRA under Tax Code section 408(p).

;

Why Reading this Prospectus is Important. This prospectus contains facts about the contract and its investment options that you should know before purchasing. This information will help you decide if the contract is right for you. Please read this prospectus carefully and keep it for future reference.

;
Table of Contents ...page 3

Investment Options. The contract offers variable investment options and fixed interest options. When we establish your account you instruct us to direct account dollars to any of the available options.

;
The Funds

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)

ING Aeltus Enhanced Index Portfolio formerly ING DSI Enhanced Index Portfolio (Service Class)

ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)

ING American Century Small Cap Value Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)
ING GET U.S. Core Portfolio
ING Goldman Sachs® Capital Growth Portfolio (Service Class) (1)
ING JPMorgan Fleming International Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)

ING Salomon Brothers Fundamental Value Portfolio (Service Class)

ING Salomon Brothers Investors Value Portfolio (Service Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation Portfolio) (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity Portfolio) (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING VP Balanced Portfolio, Inc. (Class I)(2)
ING VP Bond Portfolio (Class I)(2)

ING VP Global Science and Technology Portfolio (formerly ING VP Technology Portfolio)(Class I) (2)

ING VP Growth and Income Portfolio (Class I)(2)
ING VP Growth Portfolio (Class I)(2)
ING VP Index Plus LargeCap Portfolio (Class I)(2)
ING VP Index Plus MidCap Portfolio (Class I)(2)
ING VP Index Plus SmallCap Portfolio (Class I)(2)
ING VP International Equity Portfolio (Class I)(2)
ING VP International Value Portfolio (Class I) (2)
ING VP MidCap Opportunities Portfolio (Class I)(3)
ING VP Money Market Portfolio (Class I)

ING VP Real Estate Portfolio (Class I)(4)
ING VP Small Company Portfolio (Class I) (2)
ING VP SmallCap Opportunities Portfolio (Class I) (2)
ING VP Strategic Allocation Balanced Portfolio (Class I) (2)
ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING VP Strategic Allocation Income Portfolio (Class I) (2)
ING VP Value Opportunity Portfolio (Class I) (2)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)

Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)

1 Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
2 Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.

3 Effective April 16, 2004, ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective May 3, 2004 Class R shares of this fund have been renamed as Class I shares.

4 This fund is scheduled to be available on May 10, 2004.

  ;

;
Contract Prospectus - May 1, 2004 (continued) ;

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C (the separate account) a separate account of the Company. Each subaccount invests in one of the mutual funds (funds) listed on this page. Earnings on amounts invested in a subaccount will vary depending upon the performance of its underlying fund. You do not invest directly in or hold shares of the funds.

Risks Associated With Investing in the Funds. The funds in which the subaccounts invest have various risks. Information about the risks of investing in the funds is located in the "Investment Options" section on page 12, Appendix IV - Description of Underlying Funds, and each fund prospectus. Read this prospectus in conjunction with the fund prospectuses and retain the prospectuses for future reference.
;

Fixed Interest Options.
Guaranteed Interest Account (1992 and 1994 contracts only)
Fixed Account
Guaranteed Accumulation Account (not available in all contracts)

Except as specifically mentioned, this prospectus describes only the variable investment options. However, we describe the fixed interest options in appendices to this prospectus. There is also a separate Guaranteed Accumulation Account prospectus.

Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state.

Getting Additional Information. You may obtain the May 1, 2004 Statement of Additional Information (SAI) by indicating your request on your application or calling the Company at 1-800-262-3862 or writing to us at the address referenced under "Contract Overview Questions: Contacting the Company" section of the prospectus. You may also obtain an SAI for any of the funds by calling that number. This prospectus, the SAI and other information about the separate account may be obtained by accessing the Securities and Exchange Commission's (SEC) website, www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by contacting the SEC Public Reference Room. Information on the operation of the Public Reference Room may be obtained by calling 1-202-942-8090 or 1-800-SEC-0330, e-mailing publicinfo@sec.gov or by writing to SEC Public Reference Room, 450 Fifth Street, N.W., Washington, DC 20549. The SAI table of contents is listed on page 44 of this prospectus. The SAI is incorporated into this prospectus by reference.
;

Additional Disclosure Information. Neither the SEC nor any state securities commission has approved or disapproved the securities offered through this prospectus or passed on the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus is valid only when accompanied by the Guaranteed Accumulation Account prospectus, if applicable. We do not intend for this prospectus to be an offer to sell or a solicitation of an offer to buy these securities in any state that does not permit their sale. We have not authorized anyone to provide you with information that is different from that contained in this prospectus.

2

TABLE OF CONTENTS

  ;

Contract Overview	4
Questions: Contacting the Company (sidebar)
Sending Forms and Written Requests in Good Order (sidebar)
Contract Design
2004 Contracts, 1994 Contracts and 1992 Contracts
Contract Facts
Contract Phases: The Accumulation Phase, The Income Phase
Fee Table	6
Condensed Financial Information	12
Investment Options	12
Transfers Among Investment Options	14
Purchase	17
Right to Cancel	18
Fees	19
Your Account Value	24
Withdrawals	26
Systematic Distribution Options	28
Death Benefit	29
The Income Phase	31
Taxation	35
Other Topics	40

The Company - Variable Annuity Account C - Contract Distribution - Payment Delay or Suspension - Performance Reporting - Voting Rights - Contract Modification - Involuntary Terminations - Trading - Industry Developments - Legal Matters and Proceedings

Contents of the Statement of Additional Information	44
Appendix I - Guaranteed Interest Account	45
Appendix II - Fixed Account	46
Appendix III - Guaranteed Accumulation Account	48
Appendix IV - Projected Schedule of ING GET U.S. Core Portfolio Offerings	50
Appendix V - Description of Underlying Funds	51
Appendix VI - Condensed Financial Information	64

;

3

Contract Overview

Questions: Contacting the Company. To answer your questions, contact your sales representative or write or call our Home Office at:
;
ING USFS Customer Service
Central Rollover Unit, TN21
151 Farmington Avenue
Hartford, CT 06156-1258
1-800-262-3862
;
Sending Forms and Written Requests in Good Order.
If you are writing to change your beneficiary, request a withdrawal, or for any other purpose, contact us or your sales representative to learn what information is required in order for the request to be in "good order."

Generally, a request is considered to be in "good order" when it is signed, dated and made with such clarity and completeness that we are not required to exercise any discretion in carrying it out.

We can only act upon written requests that are received in good order.

The following is intended as a summary. Please read each section of this prospectus for additional information.
Contract Design

The contracts described in this prospectus are individual, deferred, fixed or variable annuity contracts. They are intended to be retirement savings vehicles that offer a variety of investment options to help meet long-term financial goals.

2004 Contracts, 1994 Contracts and 1992 Contracts
Throughout the prospectus we refer to 2004 contracts, 1994 contracts and 1992 contracts.

;

2004 Contracts: We began selling these contracts in April, 2004 (subject to regulatory approval) and we are currently selling these contracts. You have a 2004 contract if your contract form number, located at the bottom left corner of each page of your contract begins with IRA-CDA-03.
;

1994 Contracts. We began selling these contracts in 1994 and we are currently selling these contracts in states where approval of the 2004 contract is pending. You have a 1994 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IRA-CDA-IC. In some cases the form number will appear as IRA-CDA-93, IRA-CDA-97, IRA-CDA-98.

1992 Contracts. We began selling these contracts in 1992 and stopped sale of them during 1994. You have a 1992 contract if your contract form number, located on the bottom left corner of each page of your contract, begins with the letters IP-CDA-IB.

Contract Facts
Free Look/Right to Cancel. You may cancel your contract within ten days (some states require more than ten days) of receipt. See "Right to Cancel."

Death Benefit. Your beneficiary may receive a financial benefit in the event of your death prior to the income phase. Any death benefit during the income phase will depend upon the income phase payment option selected. See "Death Benefit" and "The Income Phase."

Withdrawals. During the accumulation phase, you may withdraw all or part of your account value. Certain fees, taxes and early withdrawal penalties may apply. See "Withdrawals" and "Taxation." Amounts withdrawn from the Guaranteed Accumulation Account may be subject to a market value adjustment. See Appendix III.

4

Systematic Distribution Options. These are made available for you to receive periodic withdrawals from your account, while retaining the account in the accumulation phase. See "Systematic Distribution Options."

Fees. Certain fees are deducted from your account value. See "Fee Table" and "Fees."

Taxation. You will generally not pay taxes on any earnings from the annuity contracts described in this prospectus until they are withdrawn. Tax-qualified retirement arrangements (e.g., traditional IRAs) also defer payment of taxes on earnings until they are withdrawn, or provide for tax-free withdrawals of earnings, subject to certain restrictions (e.g., Roth IRAs). Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative. Taxes will generally be due when you receive a distribution. Tax penalties may apply in some circumstances. See "Taxation."

Contract Phases
I. The Accumulation Phase (accumulating dollars under your contract)

STEP 1: You provide us with your completed application and initial purchase payment. We establish an account for you and credit that account with your initial purchase payment.

STEP 2: You direct us to invest your purchase payment in one or more of the following investment options:

(a) Fixed Interest Options; or

(b) Variable Investment Options (The variable investment options are the subaccounts of Variable Annuity Account C. Each one invests in a specific mutual fund.)

STEP 3: Each subaccount you select purchases shares of its corresponding fund.

Payments to Your Account
â Step 1 â
ING Life Insurance and Annuity Company
â (a) Step 2 (b) â
Fixed Interest Options	Variable Annuity Account C Variable Investment Options

The Subaccounts
	A	B	Etc.
â Step 3 â
	Mutual Fund A	Mutual Fund B

II. The Income Phase (receiving income phase payments from your contract)

When you want to begin receiving payments from your contract, you may select from the options available. The contract offers several income phase payment options (see "The Income Phase"). In general, you may:

Receive income phase payments for a specified period of time or for life;
Receive income phase payments monthly, quarterly, semi-annually or annually;
Select an income phase option that provides for payments to your beneficiary; and
Select income phase payments that are fixed or vary based on the performance of the variable investment options you select.

5

	Fee Table
;

In this Section:

  Maximum Contract Holder Transaction Expenses
  Annual Maintenance Fee
  Maximum Separate Account Annual Expenses
  Total Annual Fund Operating Expenses
  Fees Deducted by the Funds
  Hypothetical Examples

Also see the "Fees" section for:

  How, When and Why Fees are Deducted
  Reduction, Waiver and/or Elimination of Certain Fees
  Premium and Other Taxes
  ING GET Fund Guarantee Charge

;
Also see "The Income Phase" Section for:

  Fees During the Income Phase

The following tables describe the fees and expenses that you will pay when buying, owning, and withdrawing from your contract. The first table describes the fees and expenses that you will pay at the time that you buy the contract, withdraw from the contract, or transfer cash value between investment options. State premium taxes may also be deducted. See "The Income Phase" for fees that may apply after you begin receiving payments under the contract.

	Maximum Contract Holder Transaction Expenses
	Early Withdrawal Charge[1] (as a percentage of amount withdrawn)
	Applicable to contracts issued with:
	Early Withdrawal Schedule A	1%
	Early Withdrawal Schedule B	5%
	Early Withdrawal Schedule C	6%

	Transfer Charges	$0.00 - $10.00[2]

1 This is a deferred sales charge. See "Fees - Early Withdrawal Charge" for a description of which early withdrawal charge schedule applies to each contract. The early withdrawal charge reduces over time. The total early withdrawal charge deducted will not exceed 8.5% of the total purchase payments made to the contract. These fees may be waived in certain circumstances. See the "Fees" section.

2 During the accumulation phase, we allow you twelve free transfers among investment options each calendar year. We reserve the right to charge $10 for each additional transfer. We currently do not impose this charge. See "Transfers Among Investment Options."

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including fund fees and expenses. ;
Annual Maintenance Fee	$25.00[3]
Maximum Separate Account Annual Expenses
(as a percentage of average account value)
Mortality and Expense Risk Charge	1.25%[4]
Administrative Expense Charge	0.00% - 0.25%[5]
ING GET Fund Guarantee Charge[6]	0.25%
Total Separate Account Annual Expenses	1.50% - 1.75%

3 The annual maintenance fee may be waived if your account value is $10,000 or greater on the day before the maintenance fee is deducted. Additionally, for 1992 contracts, if the initial purchase payment was $10,000 or greater, the annual maintenance fee is $0. See "Fees - Annual Maintenance Fee."

4 This illustrates the maximum mortality and expense risk charge that may be deducted under the contracts. For 2004 and 1994 contracts, which we currently sell, this charge may be reduced to 1.15% under certain circumstances. See "Fees - Mortality and Expense Risk Charge."

5 We currently do not impose this charge, however, if allowed by your contract, we reserve the right to charge up to 0.25% annually. See "Fees - Administrative Expense Charge."

6 The ING GET Fund Guarantee Charge is deducted daily during the guarantee period only from amounts allocated to the ING GET U.S. Core Portfolio investment option. See "Investment Options-ING GET U.S. Core Portfolio" and "Fees-ING GET U.S. Core Portfolio Guarantee Charge" for a description of the ING GET Fund guarantee charge.

;
6

The next item shows the minimum and maximum total operating expenses charged by the funds that you may pay periodically during the time that you own the contract without taking into account any fee waiver or expense reimbursement arrangements that may apply. The minimum and maximum expenses listed below are based on expenses for the funds' most recent fiscal year ends. More detail concerning each fund's fees and expenses is contained in the prospectus for each fund.
 ;

Total Annual Fund Operating Expenses*				Minimum Maximum	Maximum
(expenses that are deducted from fund assets, including management fees, distribution (12b-1) and/or service fees, and other expenses)				0.35%	1.65%

* After taking into account any fee waiver or expense reimbursement arrangements, the minimum and maximum total fund operating expenses would be 0.35% and 1.55%, respectively. The fund having the minimum expense percentage is not subject to any contractual fee waiver or expense reimbursement arrangements. The fund having the maximum expense percentage is subject to a contractual fee waiver/expense reimbursement arrangement through April 30, 2005.

;
Fees Deducted by the Funds

Using this Information. The following table shows the investment advisory fees, 12b-1 fees and other expenses including service fees (if applicable) charged annually by each fund. See the "Fees" section of this prospectus and the fund prospectuses for additional information.

;

How Fees are Deducted. Fund fees are not deducted from account values. Instead, they are deducted from the value of the fund shares on a daily basis, which in turn affects the value of each subaccount that purchases fund shares. The fees and expense information shown in the following table was provided by the funds. Except as noted below, the following figures are a percentage of the average net assets of each fund, and are based on figures for the year ended December 31, 2003. There is no guarantee that actual expenses will be the same as those shown in the table.

;
Fund Expense Table(1)
;
Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
AIM V.I. Capital Appreciation Fund (Series I)	0.61%	--	0.24%	0.85%	--	0.85%
AIM V.I. Core Equity Fund (Series I)	0.61%	--	0.20%	0.81%	--	0.81%
AIM V.I. Growth Fund (Series I)(2)	0.63%	--	0.27%	0.90%	--	0.90%
AIM V.I. Premier Equity Fund (Series I)	0.61%	--	0.24%	0.85%	--	0.85%
Calvert Social Balanced Portfolio(3)	0.70%	--	0.23%	0.93%	--	0.93%
Fidelity® VIP Contrafund® Portfolio (Initial Class)	0.58%	--	0.09%	0.67%	--	0.67%
Fidelity® VIP Equity-Income Portfolio (Initial Class)	0.48%	--	0.09%	0.57%	--	..57%
Fidelity® VIP Growth Portfolio (Initial Class)	0.58%	--	0.09%	0.67%	--	0.67%
Fidelity® VIP Overseas Portfolio (Initial Class)	0.73%	--	0.17%	0.90%	--	0.90%
Franklin Small Cap Value Securities Fund (Class 2)(4)	0.57%	0.25%	0.19%	1.01%	--	1.01%
ING Aeltus Enhanced Index Portfolio (Service Class) (5)	0.60%	--	0.45%	1.05%	--	1.05%
ING Alger Aggressive Growth Portfolio (Service Class) (5)	0.85%	--	0.45%	1.30%	--	1.30%
ING Alger Growth Portfolio (Service Class)(5)	0.80%	--	0.45%	1.25%	--	1.25%

;
7

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
;
ING American Century Small Cap Value Portfolio (Service Class) (5) (6)	1.00%	--	0.65%	1.65%	0.10%	1.55%
ING Baron Small Cap Growth Portfolio (Service Class) (5) (6)	0.85%	--	0.65%	1.50%	0.05%	1.45%
ING GET U.S. Core Portfolio (7)(8)(9)	0.60%	0.25%	0.15%	1.00%	--	1.00%
ING Goldman Sachs® Capital Growth Portfolio (Service Class) (5)	0.85%	--	0.45%	1.30%	--	1.30%
ING JPMorgan Fleming International Portfolio (Initial Class)	0.80%	--	0.20%	1.00%	--	1.00%
ING JPMorgan Mid Cap Value Portfolio (Service Class) (5)	0.75%	--	0.60%	1.35%	--	1.35%
ING MFS Capital Opportunities Portfolio (Initial Class)	0.65%	--	0.25%	0.90%	--	0.90%
ING MFS Global Growth Portfolio (Service Class) (5)	0.60%	--	0.85%	1.45%	--	1.45%
ING OpCap Balanced Value Portfolio (Service Class) (5)	0.80%	--	0.45%	1.25%	--	1.25%
ING PIMCO Total Return Portfolio (Service Class) (5)	0.50%	--	0.60%	1.10%	--	1.10%
ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	0.70%	--	0.13%	0.83%	--	0.83%
ING Salomon Brothers Fundamental Value Portfolio (Service Class) (5)	0.90%	--	0.45%	1.35%	--	1.35%
ING Salomon Brothers Investors Value Portfolio (Service Class) (5)	0.80%	--	0.45%	1.25%	--	1.25%
ING T. Rowe Price Growth Equity Portfolio (Initial Class)	0.60%	--	0.15%	0.75%	--	0.75%
ING UBS U.S. Allocation Portfolio (Service Class) (5) (10)	0.85%	--	0.45%	1.30%	--	1.30%
ING UBS U.S. Large Cap Equity Portfolio (Initial Class)	0.70%	--	0.15%	0.85%	--	0.85%
ING Van Kampen Comstock Portfolio (Service Class) (5) (6)	0.60%	--	0.60%	1.20%	0.07%	1.13%
ING VP Balanced Portfolio, Inc. (Class I) (11)	0.50%	--	0.10%	0.60%	--	0.60%
ING VP Bond Portfolio (Class I) (11)	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Global Science and Technology Portfolio (Class I) (11)(12)	0.95%	--	0.15%	1.10%	--	1.10%
ING VP Growth and Income Portfolio (Class I) (11)	0.50%	--	0.10%	0.60%	--	0.60%
ING VP Growth Portfolio (Class I) (11)(12)	0.60%	--	0.11%	0.71%	--	0.71%
ING VP Index Plus LargeCap Portfolio (Class I) (11)(12)	0.35%	--	0.08%	0.43%	--	0.43%
ING VP Index Plus MidCap Portfolio (Class I) (11)(12)	0.40%	--	0.10%	0.50%	--	0.50%
ING VP Index Plus SmallCap Portfolio (Class I) (11)(12)	0.40%	--	0.16%	0.56%	--	0.56%
ING VP International Equity Portfolio (Class I) (11)(12)	0.85%	--	0.53%	1.38%	--	1.38%
ING VP International Value Portfolio (Class I) (13)(14)(15)	1.00%	--	0.45%	1.45%	--	1.45%
ING VP MidCap Opportunities Portfolio (Class I) (13)(14)(15)	0.75%	--	0.46%	1.21%	0.31%	0.90%
ING VP Money Market Portfolio (Class I) (11)	0.25%	--	0.10%	0.35%	--	0.35%
ING VP Real Estate Portfolio (Class I) (13)(14)(15)	0.80%	--	0.45%	1.25%	0.20%	1.05%

;
8

Fund Name	Management (Advisory) Fees	12b-1 Fee	Other Expenses	Total Annual Fund Operating Expenses	Fees and Expenses Waived or Reimbursed	Net Annual Fund Operating Expenses
;
ING VP Small Company Portfolio (Class I) (11)(12)	0.75%	--	0.10%	0.85%	--	0.85%
ING VP SmallCap Opportunities Portfolio (Class I) (13)(14)(15)	0.75%	--	0.32%	1.07%	--	1.07%
ING VP Strategic Allocation Balanced Portfolio (Class I) (11)(12)	0.60%	--	0.14%	0.74%	--	0.74%
ING VP Strategic Allocation Growth Portfolio (Class I)(11)(12)	0.60%	--	0.15%	0.75%	--	0.75%
ING VP Strategic Allocation Income Portfolio (Class I) (11)(12)	0.60%	--	0.14%	0.74%	--	0.74%
ING VP Value Opportunity Portfolio (Class I)(11)(12)	0.60%	--	0.10%	0.70%	--	0.70%
Janus Aspen Balanced Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen Capital Appreciation Portfolio (Service Shares)	0.65%	0.25%	0.03%	0.93%	--	0.93%
Janus Aspen Flexible Income Portfolio (Institutional Shares)	0.60%	--	0.04%	0.64%	--	0.64%
Janus Aspen Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)	0.65%	--	0.02%	0.67%	--	0.67%
Janus Aspen Worldwide Growth Portfolio (Institutional Shares)	0.65%	--	0.06%	0.71%	--	0.71%
Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)	0.50%	--	0.35%	0.85%	--	0.85%
Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)	0.75%	--	0.33%	1.08%	--	1.08%
Oppenheimer Global Securities Fund/VA	0.63%	--	0.04%	0.67%	--	0.67%
Oppenheimer Strategic Bond Fund/VA	0.72%	--	0.03%	0.75%	--	0.75%
Pioneer Equity Income VCT Portfolio (Class I)	0.65%	--	0.13%	0.78%	--	0.78%
Pioneer Fund VCT Portfolio (Class I)	0.65%	--	0.11%	0.76%	--	0.76%
Pioneer Mid Cap Value VCT Portfolio (Class I)	0.65%	--	0.11%	0.76%	--	0.76%
Footnotes to "Fund Expense Table
(1)

The Company may receive compensation from each of the funds or the funds' affiliates based on an annual percentage of the average net assets held in that fund by the Company. The percentage paid may vary from one fund company to another. For certain funds, some of this compensation may be paid out of 12b-1 fees or service fees that are deducted from fund assets. Any such fees deducted from fund assets are disclosed in this Fund Expense Table and the fund prospectuses. The Company may also receive additional compensation from certain funds for administrative, recordkeeping or other services provided by the Company to the funds or the funds' affiliates. These additional payments are made by the funds or the funds' affiliates to the Company and do not increase, directly or indirectly, the fees and expenses shown above. See "Fees - Fund Expenses" for additional information.

(2)	As a result of a reorganization of another fund into the Fund, which occurred on April 30, 2004, the Fund's Total Annual Operating Expenses have been restated to reflect current expenses.
(3)

Expenses are based on the Portfolio's most recent fiscal year. Management fees include the Subadvisory fees paid by the Advisor (Calvert Asset Managements Company, Inc.) and the administrative fee paid by the portfolio to Calvert Administrative Services Company, an affiliate of the Advisor.

(4)

The Fund's Class 2 distribution plan or "Rule 12b-1 plan" is described in the Fund's prospectus. While the maximum amount payable under the Fund's Class 2 Rule 12b-1 plan is 0.35% per year of the Fund's Class 2 average annual net assets, the Fund's Board of Trustees has set the current rate at 0.25% per year. The Fund's manager has agreed in advance to reduce its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. The reduction for the Fund's last fiscal year end which is not reflected in the table above was 0.02%.

;
9

  ;
(5)	Other Expenses shown in the above table include a Shareholder Services fee of 0.25%.
(6)

The Administrator of the Fund has contractually agreed to waive all or a portion of its administrative services fees and/or reimburse administrative expenses for the American Century Small Cap Value, the Baron Small Cap Growth, and the Van Kampen Comstock Portfolios so that the Total Net Fund Annual Operating Expenses for these Portfolios shall not exceed 1.55%, 1.45%, and 1.13%, respectively, through April 30, 2005. Without this waiver, the Total Net Fund Annual Operating Expenses would be 1.65% for American Century Small Cap Value, 1.50% for Baron Small Cap Growth and 1.20% for Van Kampen Comstock.

(7)

Investments are accepted into the ING GET U.S. Core Portfolio only during the Offering Period. See Appendix IV in the contract prospectus for a listing of Offering and Guarantee Periods for projected ING GET U.S. Core Portfolio offerings.

(8)

The table above shows the estimated operating expenses during the Guarantee Period for the Series as a ratio of expenses to average daily net assets. Expenses during the Offering Period are: 0.25% Management (Advisory) Fees; 0.25% 12b-1 Fee; 0.15% Other Expenses; and 0.65% Total Annual Fund Operating Expenses and Net Annual Fund Operating Expenses. Pursuant to a Plan of Distribution adopted by the Series under Rule 12b-1 under the 1940 Act, the Series pays ING Funds Distributor, LLC (the "Distributor") an annual fee of up to 0.25% of average daily net assets attributable to the Series' shares. The distribution fee may be used by the Distributor for the purpose of promoting the sale of the Series' shares and providing certain related services. For additional information, please see the Series' SAI.

(9)

ING Investments, LLC, the investment adviser to the Series, has entered into an expense limitation contract with the Series under which it will limit expenses of the Series, excluding expenses such as interest, taxes, brokerage and extraordinary expenses, through December 31, 2004. The expense limit for the Series is shown as Net Annual Fund Operating Expenses in the table above. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(10)	Management/(Advisory) Fees have been restated to reflect a decrease from 0.90% to 0.85% effective May 1, 2004.
(11)

The table above shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. These estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio.

(12)

ING Investments, LLC, the investment adviser to each Portfolio, entered into written expense limitation agreements with each Portfolio under which it will limit expenses of the Portfolios, excluding interest, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser was 0.23% for ING VP International Equity Portfolio; 0.04% for ING VP Strategic Allocation Balanced Portfolio and 0.09% for ING VP Strategic Allocation Income Portfolio. For each Portfolio, the expense limits will continue through at least December 31, 2004. For further information regarding the expense limitation agreements, see the Fund's prospectus.

(13)

The above table shows the estimated operating expenses for Class I shares of each Portfolio as a ratio of expenses to average daily net assets. With the exception of the ING VP Real Estate Portfolios these estimates are based on each Portfolio's actual operating expenses for its most recently completed fiscal year, as adjusted for contractual changes, if any, and fee waivers to which the Portfolio's investment adviser has agreed for each Portfolio. For the ING VP Real Estate Portfolios, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, expenses are based on estimated amounts for the current year.

(14)

ING Funds Services, LLC receives an annual administration fee equal to 0.10% of average daily net assets which is included in Other Expenses in the above table. For the ING VP Real Estate Portfolio, which had not commenced operations prior to December 31, 2003, the Portfolio's fiscal year end, Other Expenses are based on estimated amounts for the current fiscal year. For all other Portfolios estimated Other Expenses are based on each Portfolio's actual Other Expenses for its most recently completed fiscal year.

(15)

ING Investments, LLC, the investment adviser to each Portfolio, has entered into a written expense limitation agreement with each Portfolio under which it will limit expenses of the Portfolio, excluding interest, taxes, brokerage and extraordinary expenses, subject to possible recoupment by the adviser within three years. For each Portfolio except ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2004. The amount of each Portfolio's expenses waived, reimbursed or recouped during the last fiscal year by the adviser which is not reflected in the above table was 0.45% for ING VP International Value Portfolio and 0.17% for ING VP SmallCap Opportunities Portfolio. For ING VP MidCap Opportunities and ING VP Real Estate Portfolios, the expense limits will continue through at least December 31, 2005. For further information regarding the expense limitation agreements, see the Fund's prospectus.

;

10

Hypothetical Examples
;

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract holder transaction expenses, contract fees, separate account annual expenses including the annual maintenance fee of $25 (converted to a percentage of assets equal to 0.116%), and fund fees and expenses.

Example 1: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the maximum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(A) If you withdraw your entire account value at the end of the applicable time period:					(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Based on Early Withdrawal Schedule A	$329	1,006	$1,705	$3,564	$329	$1,006	$1,705	$3,564

Based on Early Withdrawal Schedule B	$838	$1,532	$2,141	$3,564	$329	$1,006	$1,705	$3,564

Based on Early Withdrawal Schedule C	$940	$1,427	$1,923	$3,564	$329	$1,006	$1,705	$3,564

Example 2: The following Examples assume that you invest $10,000 in the contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the minimum fees and expenses of any of the funds as listed in the "Total Annual Fund Operating Expenses" column in the Fund Expense Table above. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	(A) If you withdraw your entire account value at the end of the applicable time period:				(B) If you do not withdraw your entire account value or if you select an income phase payment option at the end of the applicable time period*:
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Based on Early Withdrawal Schedule A	$200	$617	$1,060	$2,292	$200	$617	$1,060	$2,292

Based on Early Withdrawal Schedule B	$715	$1,164	$1,525	$2,292	$200	$617	$1,060	$2,292

Based on Early Withdrawal Schedule C	$818	$1,055	$1,293	$2,292	$200	$617	$1,060	$2,292

* Example B will not apply during the income phase if you select a nonlifetime income phase payment option with variable payments and take a lump-sum withdrawal within five years after you begin receiving payments (or within three years for 1992 contracts). In these circumstances, the lump-sum payment is treated as a withdrawal during the accumulation phase and may be subject to an early withdrawal charge. Refer to Example A.

;

11
Condensed Financial Information

Understanding Condensed Financial Information. In Appendix V of this prospectus, we provide condensed financial information about the Variable Annuity Account C (the separate account) subaccounts you may invest in through the contract. The numbers show the year-end unit values of each subaccount over the past ten years. For subaccounts that were not available ten years ago, we give a history from the date of first availability.

Investment Options

The contract offers variable investment options and fixed interest options.

Variable Investment Options. These options are called subaccounts. The subaccounts are within Variable Annuity Account C, a separate account of the Company. Each subaccount invests in a specific mutual fund. You do not invest directly in or hold shares in the funds.

  Mutual Fund (fund) Descriptions. We provide brief descriptions of the funds in Appendix IV. Investment results of the funds are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Unless otherwise noted, all funds are diversified as defined under the Investment Company Act of 1940. Please refer to the fund prospectuses for additional information. Fund prospectuses may be obtained, free of charge, from our Home Office at the address and telephone number listed in "Contract Overview-Questions: Contacting the Company," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

Fixed Interest Options. For descriptions of the fixed interest options, see Appendices I, II and III and the Guaranteed Accumulation Account prospectus. ;

ING GET U.S. Core Portfolio. An ING GET U.S. Core Portfolio ("ING GET Fund") series may be available during the accumulation phase of the contract. We make a guarantee, as described below, when you allocate money into an ING GET Fund series. Each ING GET Fund series has an offering period of three months which precedes the guarantee period. The ING GET Fund investment option may not be available under your contract, under your plan, or in your state.

Various series of the ING GET Fund may be offered from time to time and additional charges will apply if you elect to invest in one of these series. Please see Appendix IV for a projected schedule of ING GET Fund Series Offerings. The Company makes a guarantee when you direct money into an ING GET Fund series. We guarantee that the value of an accumulation unit of the ING GET Fund subaccount for that series under the Contract on the maturity date will not be less than its value as determined after the close of business on the last day of the offering period for that ING GET Fund series. If the value on the maturity date is lower than it was on the last day of the offering period, we will add funds to the ING GET Fund subaccount for that series to make up the difference. This means that if you remain invested in the ING GET Fund series until the maturity date, at the maturity date, you will receive no less than the

;
12

  ;

value of your separate account investment directed to the ING GET Fund series as of the last day of the offering period, less charges not reflected in the accumulation unit value such as the maintenance fee and less any amounts you transfer or withdraw from the ING GET Fund subaccount for that series. The value of dividends and distributions made by the ING GET Fund series throughout the guarantee period is taken into account in determining whether, for purposes of the guarantee, the value of your ING GET Fund investment on the maturity date is no less than its value as of the last day of the offering period. If you withdraw or transfer funds from an ING GET Fund series prior to the maturity date, we will process the transactions at the actual unit value next determined after we receive your request. The ING GET Fund subaccount is not available for dollar cost averaging, automatic rebalancing, or for income phase payments.

Before the maturity date, we will send a notice to each participant who has allocated amounts to the ING GET Fund series. This notice will remind you that the maturity date is approaching and that you must choose other investment options for your ING GET Fund series amounts. If you do not make a choice, on the maturity date we will transfer your ING GET Fund series amounts to another available series of the ING GET Fund that is then accepting deposits under your contract or plan. If no ING GET Fund is then available under your contract or plan, we will transfer your ING GET Fund series amounts to a balanced fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5-year standardized performance. If there are no such balanced funds available under the contract, we will transfer your ING GET Fund series amounts to a core U.S. equity fund advised by ING Investments, LLC (or another adviser affiliated with the Company) available under the contract that has the best 5year standardized performance. All amounts not transferred to a new ING GET Fund series, as outlined above, will be subject to market risk including the possible loss of principal.

Please see the ING GET U.S. Core Portfolio prospectus for a complete description of the ING GET Fund investment option, including charges and expenses.
;
Selecting Investment Options
Choose options appropriate for you. Your sales representative can help you evaluate which investment options may be appropriate for your financial goals.
  Understand the risks associated with the options you choose. Some subaccounts invest in funds that are considered riskier than others. Funds with additional risks are expected to have values that rise and fall more rapidly and to a greater degree than other funds. For example, funds investing in foreign or international securities are subject to risks not associated with domestic investments, and their investment performance may vary accordingly. Also, funds using derivatives in their investment strategy may be subject to additional risks.

  Be informed. Read this prospectus, the fund prospectuses, the Guaranteed Interest Account, Fixed Account and Guaranteed Accumulation Account appendices and the Guaranteed Accumulation Account prospectus.

13

  Limits on Availability of Options. Some funds or fixed interest options may be unavailable through your contract or in your state. We may add, withdraw or substitute funds, subject to the conditions in your contract and compliance with regulatory requirements. In the case of a substitution, the new fund may have different fees and charges than the fund it replaced.

  Limits on How Many Investment Options You May Select. You may select no more than 18 investment options during the accumulation phase. Each subaccount, the Fixed Account, and each classification of the Guaranteed Interest Account and Guaranteed Accumulation Account that you select is considered an investment option, even if you no longer have amounts allocated to it. For 2004 and 1994 contracts, you may select no more than ten investment options at any one time.
  ;

  Limits Imposed by the Underlying Fund. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in the corresponding fund is not accepted by the fund for any reason.
  ;

Additional Risks of Investing in the Funds (Mixed and Shared Funding)
"Mixed funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are bought for variable life insurance contracts issued by us or other insurance companies.
"Shared funding" occurs when shares of a fund, which the subaccounts buy for variable annuity contracts, are also bought by other insurance companies for their variable annuity contracts.
Mixed-bought for annuities and life insurance.
Shared-bought by more than one company.

  It is possible that a conflict of interest may arise due to mixed and/or shared funding, which could adversely impact the value of a fund. For example, if a conflict of interest occurred and one of the subaccounts withdrew its investment in a fund, the fund may be forced to sell its securities at disadvantageous prices, causing its share value to decrease. Each fund's Board of Directors or Trustees will monitor events to identify any conflicts which may arise and to determine what action, if any, should be taken to address such conflicts.

Transfers Among Investment Options

  During the accumulation phase, you may transfer amounts among the available subaccounts. We allow you 12 free transfers each calendar year. We reserve the right to charge $10.00 for each additional transfer. We currently do not impose this charge.

  Transfers from fixed interest options are restricted as outlined in Appendices I, II and III. Transfers must be made in accordance with the terms of the contract. You may not make transfers once you enter the income phase. See "The Income Phase."

Transfer Requests. Requests may be made in writing, by telephone or, where applicable, electronically.

14

    ;

  Limits on Frequent or Disruptive Transfers. The contracts are not designed to serve as vehicles for frequent transfers. Frequent transfer activity can adversely affect fund performance, disrupt fund management strategies and increase fund expenses through:

Increased trading and transaction costs;
Forced and unplanned portfolio turnover;
Lost opportunity costs; and
Large asset swings that decrease the fund's ability to provide maximum investment return to all contract owners.
Accordingly, individuals or organizations that use market-timing investment strategies or make frequent transfers should not purchase or participate in the contracts.
We monitor transfer activity and reserve the right to take any necessary action if an individual's or organization's transfer activity:
Exceeds our then-current monitoring standard for excessive trading;
Is identified as problematic by an underlying fund;
Is determined, in our sole discretion, to be not in the best interests of other contract owners; or
Is determined, in our sole discretion, to be disruptive due to the excessive dollar amounts involved.

  Such actions may include, but are not limited to, the suspension of transfer privileges via facsimile, telephone, email and internet, and the limiting of transfer privileges to submission by mail. We will notify you in writing if we take any of these actions.

  Our current definition of excessive trading is more than one purchase and sale of the same underlying fund within a 30-day period. We do not count transfers associated with scheduled dollar cost averaging or automatic rebalancing programs and transfers involving certain de minimis amounts when determining whether trading activity is excessive. We reserve the right to modify our general standard, or the standard as it may apply to a particular fund, in our sole discretion and without notice, based upon, among other factors, the best interest of contract holders and fund investors, fund management considerations and state or federal regulatory developments.

  We also reserve the right to restrict, in our sole discretion and without prior notice, transfers initiated by a market-timing organization or individual or other party authorized to give transfer instructions on behalf of multiple contract owners. Such restrictions may include:

Not accepting transfer instructions from an agent acting on behalf of more than one contract owner; and
Not accepting preauthorized transfer forms from market timers or other entities acting on behalf of more than one contract owner at a time.
The Company does not allow exceptions to our excessive trading policy. Our excessive trading policy may not be completely successful in preventing market timing or excessive trading activity.

  Limits Imposed by Funds. Orders for the purchase of fund shares may be subject to acceptance or rejection by the underlying fund. We reserve the right to reject, without prior notice, any allocation of a purchase payment to a subaccount if the subaccount's investment in its corresponding fund is not accepted by the fund for any reason.

;

  Value of Transferred Dollars. The value of amounts transferred into or out of the funds will be based on the subaccount unit values next determined after we receive your transfer request in good order at our Home Office, or if you are participating in the dollar cost averaging program, after your scheduled transfer or reallocation.

15

  Telephone and Electronic Transactions: Security Measures. To prevent fraudulent use of telephone and electronic transactions (including, but not limited to, internet transactions), we have established security procedures. These include recording calls on our toll-free telephone lines and requiring use of a personal identification number (PIN) to execute transactions. You are responsible for keeping your PIN and account information confidential. If we fail to follow reasonable security procedures, we may be liable for losses due to unauthorized or fraudulent telephone or other electronic transactions. We are not liable for losses resulting from telephone or electronic instructions we believe to be genuine. If a loss occurs when we rely on such instructions, you will bear the loss.
  ;

  The Dollar Cost Averaging Program. The 2004 and 1994 contracts permit participation in our dollar cost averaging program. Dollar cost averaging is an investment strategy whereby you purchase fixed dollar amounts of an investment at regular intervals, regardless of price. Under this program a fixed dollar amount is automatically transferred from certain variable investment options to one or more of the subaccounts you select. The amount applied must be no less than $100 per month over a period of at least 12 months. Allocations for periods of longer than 24 months must be consented to by the Company. Dollar cost averaging is not permitted into the ING GET Fund subaccount and is not available for fixed interest options (the Fixed Account, the Guaranteed Interest Account or the Guaranteed Accumulation Account).
  ;

  Dollar cost averaging neither ensures a profit nor guarantees against loss in a declining market. You should consider your financial ability to continue purchases through periods of low price levels. There is no additional charge for this program and transfers made under this program do not count as transfers when determining the number of free transfers that may be made each calendar year. For additional information about this program, contact your sales representative or call us at the number listed in the "Contract Overview-Questions: Contacting the Company" section.

  The Account Rebalancing Program. Under the 2004 contracts you may participate in account rebalancing. Account rebalancing allows you to reallocate your account value to match the investment allocations you originally selected. Only account values invested in the subaccounts (excluding the ING GET Fund subaccount) may be rebalanced. We automatically reallocate your account value annually (or more frequently as we allow). Account rebalancing neither ensures a profit nor guarantees against loss in a declining market. There is no additional charge for this program. If available under your contract, you may participate in this program by completing the account rebalancing election form or by contacting the Company at: ING, USFS Customer Service, Defined Contribution Administration, ATTN: Central Rollover Unit TN21, 151 Farmington Avenue, Hartford, CT 06156-1258, phone:
  1-800-262-3862, fax: 860-723-9730.

Account rebalancing is not available if you elect to participate in the dollar cost averaging program.

16

Purchase

Contracts Available for Purchase. The contracts available for purchase are intended to qualify under the Tax Code as one of the following:

A traditional Individual Retirement Annuity (IRA) under Tax Code section 408(b); or
A Roth IRA under Tax Code section 408A.

  The traditional IRA may be used as a funding option for a Simplified Employee Pension (SEP) plan under Tax Code section 408(k). The contract is not available as a "Simple IRA" as defined in Tax Code section 408(p).

  Eligibility. Eligibility to contribute to a traditional IRA on a pre-tax basis or to establish a Roth IRA or to rollover or transfer from a traditional IRA to a Roth IRA depends upon your adjusted gross income.

  How to Purchase. Complete the application and submit it and your initial purchase payment to the Company directly or through your sales representative. An account will not be set up until payment is received.

  Acceptance or Rejection of your Application. We must accept or reject your application within two business days of receipt. If the application is incomplete, we may hold any forms and accompanying purchase payment(s) for five business days. We may hold purchase payments for longer periods, pending acceptance of the application only with your permission. If the application is rejected, the application and any purchase payments will be returned to you.

Purchase Payment Methods. The following purchase payment methods are allowed:

    Annual contributions. The initial purchase payment must be at least $1,000 and subsequent payments may be added as long as they meet our minimum requirements in place at that time. Installment purchase payments are allowed, provided that each installment purchase payment must be at least $85 (or $1,000 annually). Monthly installments must be made via automatic bank check plan (Pre-authorized Payment Plan Agreement). The first payment must be received with the application.

Rollovers or transfers from one or more of the following sources:
A traditional IRA under Tax Code section 408(b);
A Roth IRA under Tax Code section 408A;
An individual retirement account under Tax Code section 408(a) or 403(a);
A tax-deferred annuity or custodial account under Tax Code section 403(b);
A qualified pension or profit sharing plan under Tax Code section 401(a) or 401(k); or
A governmental plan that qualifies under Tax Code section 457(b).

Rollovers or transfers must be a minimum of $1,500, and subsequent rollovers or payments may be added as long as they meet our minimum requirements in place at that time.

  Factors to Consider in the Purchase Decision. The decision to purchase the contract should be discussed with your financial representative, making sure that you understand the investment options it provides, its other features, the risks and potential benefits you will face, and the fees and expenses you will incur. You should pay attention to the following issues, among others:

17

(1)

  Long-Term Investment - This contract is a long-term investment, and is typically most useful as part of a personal retirement plan. Early withdrawals may be restricted by the Tax Code or your plan or may expose you to early withdrawal charges or tax penalties. The value of deferred taxation on earnings grows with the amount of time funds are left in the contract. You should not participate in this contract if you are looking for a short-term investment or expect to need to make withdrawals before you are 591/2.

(2)

  Investment Risk - The value of investment options available under this contract may fluctuate with the markets and interest rates. You should not participate in this contract in order to invest in these options if you cannot risk getting back less money than you put in.

(3)

  Features and Fees - The fees for this contract reflect costs associated with the features and benefits it provides. As you consider this contract, you should determine the value that these various benefits and features have for you, given your particular circumstances, and consider the charges for those features.

(4)

  Exchanges - If this contract will be a replacement for another annuity contract, you should compare the two contracts carefully, compare the costs associated with each, and identify additional benefits available under this contract. You should consider whether these additional benefits justify incurring a new schedule of early withdrawal charges or any increased charges that might apply under this contract. Also, be sure to talk to your financial professional or tax adviser to make sure that the exchange will be handled so that it is tax-free.

  Rollovers and direct transfers are permitted from a 401, 403(a) 403(b) or governmental 457(b) arrangement to a traditional IRA. Distributions from these arrangements are not permitted to be transferred or rolled over to a Roth IRA. A Roth IRA can accept transfers/rollovers only from a traditional IRA, subject to payment of ordinary income tax, or from another Roth IRA.

Purchase in the State of New York. The availability of the 2004 contract in the State of New York is subject to regulatory approval. The 1994 contract is not available in the State of New York.

  Allocating Purchase Payments to the Investment Options. We will allocate your purchase payments among the investment options you select. Allocations must be in whole percentages and there may be limits on the number of investment options you may select. When selecting investment options, you may find it helpful to review the "Investment Options" section.

Right to Cancel

When and How to Cancel. You may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a written notice of cancellation.

Refunds. We will issue you a refund within seven days of our receipt of your contract and notice of cancellation. Your refund will equal all purchase payments made.

  If the purchase payments for your cancelled contract came from a rollover from another contract issued by us or one of our affiliates where an early withdrawal charge was reduced or eliminated, the purchase payments will be restored to your prior contract.

  Replacement Contracts Issued After April 1, 2004. Subject to regulatory approval of the 2004 contracts, you may cancel your contract within ten days of receipt (some states require more than ten days) by returning it to our Home Office along with a notice of cancellation. Your refund will equal all purchase payments made if canceled within 10 days. After 10 days, your refund will equal amounts contributed to the contract or account(s), as applicable, plus any earnings or less any losses attributable to the investment options in which amounts were invested, except in states that require return of premium throughout the free look period.

18

Fees

The following repeats and adds to information provided in the "Fee Table" section. Please review both sections for information on fees.

  ;

  Types of Fees

  There are five types of fees or deductions which may affect your account:

    Transaction Fees
    Early Withdrawal Charge
    Annual Maintenance Fee
    Transfer Charge
    Fees Deducted from Investments in the Separate Account
    Mortality and Expense Risk Charge
    Administrative Expense Charge
    Fees Deducted by the Funds
    Premium and Other Taxes
    ING GET Fund Guarantee Charge

  ;

Transaction Fees
Early Withdrawal Charge

  Withdrawals of all or a portion of your account value may be subject to a charge. In the case of a partial withdrawal, the amount withdrawn from your account will be the amount you specified plus adjustment for any applicable early withdrawal charge.

  Amount. The charge is a percentage of the amount that you withdraw. The percentage will be determined by the early withdrawal charge schedule that applies to your contract. The schedules are listed below and appear on your contract schedule page. The charge will never be more than 8 1/2% of your total purchase payments to the contract.

  Purpose. This is a deferred sales charge. It reimburses us for some of the sales and administrative expenses associated with the contract. If our expenses are greater than the amount we collect for the early withdrawal charge, we may use any of our corporate assets, including potential profit that may arise from the mortality and expense risk charge, to make up any difference.

Early Withdrawal Charge Schedules
(Your contract schedule page shows which of the following early withdrawal charge schedules applies to you.)

Schedule A
Contract Years Fewer than 1 1 or more	Early Withdrawal Charge 1% 0%

  Schedule A applies to 2004 and 1994 contracts established with amounts that were transferred or rolled over from the Company's unregistered contracts, including amounts rolled over into a Roth IRA in connection with a conduit traditional IRA and Company general account contracts issued in connection with Tax Code sections 401, 403 and governmental 457 plans. It also applies to previously-issued 1992 contracts established with amounts transferred from certain contracts issued by the Company under certain pension or profit sharing retirement plans only where you were not subject to an early withdrawal charge (deferred sales charge) under the prior contract at the time of transfer. The early withdrawal charge is based on the number of completed contract years since the date of initial payment to the new contract.

19

Schedule B
Contract Years Less than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more but fewer than 8 8 or more but fewer than 9 9 or more	Early Withdrawal Charge 5% 4% 3% 2% 1% 0%

  Schedule B applies to 1992 contracts established with amounts that were transferred from certain existing contracts issued by the Company where the contract holder had been subject to an early withdrawal charge (deferred sales charge). The beginning early withdrawal charge is based on the number of completed contract years since the initial payment to the predecessor contract.

Schedule C
Contract Years Less than 2 2 or more but fewer than 3 3 or more but fewer than 4 4 or more but fewer than 5 5 or more but fewer than 6 6 or more but fewer than 7 7 or more	Early Withdrawal Charge 6% 5% 4% 3% 2% 1% 0%

  Schedule C applies to 2004 and 1994 contracts established with amounts that were transferred from contracts or arrangements offered by the Company in connection with Tax Code sections 401, 403 and 457 plans, (other than those contracts described above under Schedule A), and rollovers from IRAs under Tax Code sections 408 and 408A (to the extent such rollovers are allowed by the Company). Rather than assessing an early withdrawal charge on the predecessor contract, the early withdrawal charge is based on the number of completed contract years since the date of initial payment to the predecessor contract. For amounts rolled over from non-annuity contract arrangements offered by the Company in connection with Tax Code Sections 401, 403, and 457 plans, this will normally result in there being no early withdrawal charge applicable to the new contract. Schedule C also applies to all new purchases that are not connected with an internal transfer (e.g., external rollovers or contracts established with at least a $1,000 annual contribution), and to internal rollovers from certain variable life insurance contracts funding Tax Code section 401 qualified plans.

Waiver. The early withdrawal charge is waived if the amount withdrawn is due to one or more of the following:
Used to provide income phase payments to you;
Paid due to your death;
Withdrawn under a systematic distribution option (See "Systematic Distribution Options");

20

Paid upon a full withdrawal where your account value is $2,500 or less and no part of the account has been withdrawn during the prior 12 months; or
  Withdrawn in an amount of 10% or less of your account value, provided you are at least age 591/2. This applies only to the first partial withdrawal in each calendar year and does not apply to full withdrawals, unless your contract is issued in the states of Washington, Florida or New Jersey. The 10% amount will be calculated using your account value as of the date the request is received in good order at our Home Office. When a systematic distribution option is selected, this provision includes any amounts paid under that election.

Annual Maintenance Fee

Maximum Amount. $25.00

  When/How. Each year during the accumulation phase we deduct this fee on your contract anniversary. It is deducted on a pro rata basis from each subaccount and fixed interest option in which you have an allocation.

Purpose. This fee reimburses us for our administrative expenses related to establishing and maintaining your account.
;

  Reduction or Elimination. We will eliminate the maintenance fee if your account value is $10,000 or greater on the day before the maintenance fee is deducted. For 1992 contracts, the maintenance fee is also eliminated if your initial purchase payment was $10,000 or greater.

;
Additionally, we may reduce or eliminate the maintenance fee if we anticipate savings on our administrative expenses for the sale because of one or more of the following:
The size and type of group to whom the contract is offered; or
The amount of expected purchase payments.

  We will not unfairly discriminate against any person if we reduce or eliminate the maintenance fee. Any reduction or elimination of this fee will be done according to our own rules in effect at the time an application for a contract is approved. We reserve the right to change these rules from time to time.

Transfer Charge
Amount. $0.00

  During the accumulation phase, we currently allow you 12 free transfers each calendar year. We reserve the right, however, to charge $10 for each additional transfer. We currently do not impose this charge.

Purpose. This charge reimburses us for administrative expenses associated with transferring your dollars among investment options.

21

Fees Deducted from Investments in the Separate Account

Mortality and Expense Risk Charge

Maximum Amount. This charge, on an annual basis, is equal to 1.25% of your account value invested in the subaccounts.

  When/How. We deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this fee from any fixed interest option. This charge is deducted during the accumulation phase and the income phase.

Purpose. This charge compensates us for the mortality and expense risks we assume under the contracts.
The mortality risks are those risks associated with our promise to make lifetime income phase payments based on annuity rates specified in the contract.
The expense risk is the risk that the actual expenses we incur under the contract will exceed the maximum costs that we can charge.

  If the amount we deduct for this charge is not enough to cover our mortality costs and expenses under the contract, we will bear the loss. We may use any excess to recover distribution costs relating to the contract and as a source of profit. We expect to make a profit from this charge.

Reduction. For 2004 and 1994 contracts, which we currently sell, we will reduce this charge to 1.15% provided one or more of the following conditions are met:

(1) The contract has remained in the accumulation phase for ten years following the initial payment;
(2) The initial payment is $250,000 or more; or
(3) The value of the contract is $250,000 or more on any anniversary of the date the initial purchase payment was applied.

Administrative Expense Charge

Amount. 0%

We currently do not impose this charge. We reserve the right, however, to charge up to 0.25% annually of your account value invested in the subaccounts.

  When/How. If imposed, we deduct this charge daily from the subaccounts corresponding to the funds you select. We do not deduct this charge from the fixed interest options. This charge may be assessed during the accumulation phase and/or the income phase. If we are imposing this charge when you enter the income phase, the charge will apply to you during the entire income phase.

  Purpose. This charge helps defray our administrative expenses that cannot be covered by the mortality and expense risk charge described above. The charge is not intended to exceed the average expected cost of administering the contract. We do not expect to make a profit from this charge.

22

Fees Deducted by the Funds
;

  Amount. Each fund determines its own advisory fee, service fees or 12b-1 fees (if applicable) and other expenses. Service fees and 12b-1 fees are generally deducted from fund assets in order to pay for the servicing or distribution of fund shares. If a fund has such fees, some or all of such fees may be remitted to the Company as compensation for distribution or shareholder services performed by the Company with respect to the use of the funds as investment options under the contracts. The Fund Expense Table in this prospectus identifies which funds have service fees or 12b-1 fees. In addition to any service fees or 12b-1 fees that the Company may receive from a fund or its affiliate, the Company also receives compensation from certain funds or their affiliates for administrative, recordkeeping or other services provided by the Company to the fund or the fund affiliates. Such additional payments do not increase, directly or indirectly, the fund's fees and expenses. As of December 31, 2003, the amount of such additional payments ranged up to 0.425% annually for affiliated funds, and 0.25% annually for unaffiliated funds, of the average net assets held in a fund by the Company. For the AIM Funds, payments for administrative, recordkeeping or other services provided by the Company may be paid out of fund assets in an amount up to 0.25% annually. For a list of fund fees, see "Fee Table." The fees are described in more detail in each fund prospectus.

;
When/How. A fund's fees and expenses are not deducted from your account. Instead, they are reflected in the daily value of fund shares, which in turn will affect the daily value of the subaccounts.

Purpose. These fees and expenses help to pay the fund's investment adviser and operating expenses.

Premium and Other Taxes
Maximum Amount. Some states and municipalities charge a premium tax on annuities. These taxes currently range from 0% to 4%, depending upon the jurisdiction.

  When/How. We reserve the right to deduct premium taxes from your account value or from your purchase payments to the account at any time, but not before there is a tax liability under state law. For example, we may deduct premium taxes at the time of a complete withdrawal or we may reflect the cost of premium taxes in our income phase payment rates when you commence income phase payments. We will not deduct a charge for any municipal premium tax of 1% or less, but we reserve the right to reflect such an expense in our annuity purchase rates.

In addition, we reserve the right to assess a charge for any federal taxes due against the separate account. See "Taxation." ;
ING GET Fund Guarantee Charge

  Various series of the ING GET Fund may be offered from time to time, and additional charges may apply if you elect to invest in one of these series. The ING GET Fund guarantee charge is deducted each business day during the guarantee period if you elect to invest in the ING GET Fund. The amount of the ING GET Fund guarantee charge is 0.25% and is deducted from amounts allocated to the ING GET Fund investment option. This charge compensates us for the cost of providing a guarantee of accumulation unit values of the ING GET Fund subaccount. See "Investment Options - ING GET U.S. Core Portfolio."

  ;
23

Your Account Value

During the accumulation phase, your account value at any given time equals:
The current dollar value of amounts held in the subaccounts which takes into account investment performance and fees deducted from the subaccounts; plus
The current dollar value of amounts invested in the fixed interest options, including interest earnings to date.

  Subaccount Accumulation Units. When you select a fund as an investment option, your account dollars invest in "accumulation units" of the Variable Annuity Account C subaccount corresponding to that fund. The subaccount invests directly in the fund shares. The value of your interests in a subaccount is expressed as the number of accumulation units you hold multiplied by an "Accumulation Unit Value," as described below, for each unit.

  Accumulation Unit Value (AUV). The value of each accumulation unit in a subaccount is called the accumulation unit value or AUV. The AUV varies daily in relation to the underlying fund's investment performance. The value also reflects deductions for fund fees and expenses, the mortality and expense risk charge and the administrative expense charge (if any). We discuss these deductions in more detail in "Fee Table" and "Fees."

  Valuation. We determine the AUV every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). At that time we calculate the current AUV by multiplying the AUV last calculated by the net investment factor of the subaccount. The net investment factor measures the investment performance of the subaccount from one valuation to the next.

Current AUV = Prior AUV x Net Investment Factor

Net Investment Factor. The net investment factor for a subaccount between two consecutive valuations equals the sum of 1.0000 plus the net investment rate.

Net Investment Rate. The net investment rate is computed according to a formula that is equivalent to the following:
The net assets of the fund held by the subaccount as of the current valuation; minus
The net assets of the fund held by the subaccount at the preceding valuation; plus or minus
Taxes or provisions for taxes, if any, due to subaccount operations (with any federal income tax liability offset by foreign tax credits to the extent allowed); divided by
The total value of the subaccount's units at the preceding valuation; minus
  A daily deduction for the mortality and expense risk charge, the administrative expense charge, if any, and any other fees, such as guarantee charges for the ING GET Fund, deducted from investments in the separate account. See "Fees."

The net investment rate may be either positive or negative.

24

  Hypothetical Illustration. As a hypothetical illustration, assume that your initial purchase payment to a contract is $5,000 and you direct us to invest $3,000 in Fund A and $2,000 in Fund B. Also assume that on the day we receive the purchase payment the applicable AUVs after the next close of business of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time) are $10 for Subaccount A and $20 for Subaccount B. Your account is credited with 300 accumulation units of Subaccount A, and 100 accumulation units of Subaccount B.

	$5,000 Purchase Payment		Step 1: You make an initial purchase payment of $5,000.
Step 1 â
ING Life Insurance and Annuity Company

  Step 2:

  A. You direct us to invest $3,000 in Fund A. The purchase payment purchases 300 accumulation units of Subaccount A ($3,000 divided by the current $10 AUV).

  B. You direct us to invest $2,000 in Fund B. The purchase payment purchases 100 accumulation units of Subaccount B ($2,000 divided by the current $20 AUV).

Step 2 â
Variable Annuity Account C
Subaccount A 300 accumulation units	Subaccount B 100 accumulation units	Etc.
â Step 3 â			Step 3: The separate account purchases shares of the applicable funds at the current market value (net asset value or NAV).
Mutual Fund A	Mutual Fund B
Each fund's subsequent investment performance, expenses and charges, and the daily charges deducted from the subaccount, will cause the AUV to move up or down on a daily basis.

  Purchase Payments to Your Account. If all or a portion of your initial purchase payment is directed to the subaccounts, it will purchase subaccount accumulation units at the AUV next computed after our acceptance of your application as described in "Purchase." Subsequent purchase payments or transfers directed to the subaccounts will purchase subaccount accumulation units at the AUV next computed following our receipt of the purchase payment or transfer request in good order. The value of subaccounts may vary day to day.

25

Withdrawals

  Taxes, Fees and Other Deductions

  Amounts withdrawn may be subject to one or more of the following:

    Early Withdrawal Charge (see "Fees-Early Withdrawal Charge")
    Annual Maintenance Fee (see "Fees-Annual Maintenance Fee")
    Market Value Adjustment (see Appendix III and the Guaranteed Accumulation Account prospectus)
    Tax Penalty (see "Taxation")
    Tax Withholding (see "Taxation")

  To determine which may apply to you, refer to the appropriate sections of this prospectus, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

You may withdraw all or a portion of your account value at any time during the accumulation phase.
Steps for Making a Withdrawal Select the withdrawal amount.

  (1) Full Withdrawal: You will receive, reduced by any required withholding tax, your account value allocated to the subaccounts, the Guaranteed Interest Account (with reduced interest yield), the Fixed Account, and the Guaranteed Accumulation Account (plus or minus any applicable market value adjustment), minus any applicable early withdrawal charge and annual maintenance fee.

  (2) Partial Withdrawal (Percentage or Specified Dollar Amount): You will receive, reduced by any required withholding tax, the amount you specify, subject to the value available in your account. However, the amount actually withdrawn from your account will be adjusted by any applicable early withdrawal charge and any positive or negative market value adjustment for amounts withdrawn from the Guaranteed Accumulation Account or a reduced interest yield from the Guaranteed Interest Account.

    Select investment options. If you do not specify this, we will withdraw dollars proportionally from each of your investment options.

    Properly complete a disbursement form and submit it to our Home Office.

See Appendices I, II, III and the Guaranteed Accumulation Account prospectus for more information about withdrawals from the fixed interest options.

  Calculation of Your Withdrawal. We determine your account value every normal business day after the close of the New York Stock Exchange (normally at 4:00 p.m. Eastern Time). We pay withdrawal amounts based on your account value as of the next valuation after we receive a request for withdrawal in good order at our Home Office, or on such later date as you specify on the disbursement form.

26

  Delivery of Payment. Payments for withdrawal requests will be made in accordance with SEC requirements. Normally, your withdrawal amount will be sent no later than seven calendar days following our receipt of your disbursement form in good order.

  Reinvesting a Full Withdrawal. Within 30 days after a full withdrawal, if allowed by law and the contract, you may elect to reinvest all or a portion of your withdrawal. We must receive any reinvested amounts within 60 days of the withdrawal. We reserve the right, however, to accept a reinvestment election received more than 30 days after the withdrawal and accept proceeds received more than 60 days after the withdrawal. We will credit your account for the amount reinvested based on the subaccount values next computed following our receipt of your request and the amount to be reinvested.

  We will credit the amount reinvested proportionally for annual maintenance fees and early withdrawal charges imposed at the time of withdrawal. We will deduct from the amounts reinvested any annual maintenance fee which fell due after the withdrawal and before the reinvestment. We will reinvest in the same investment options and proportions in place at the time of withdrawal. If you withdraw amounts from a series of the ING GET Fund and then elect to reinvest them, we will reinvest them in a GET Fund series that is then accepting deposits, if one is available. If one is not available, we will reallocate your GET amounts among other investment options in which you invested, on a pro rata basis. The reinvestment privilege may be used only once. Special rules may apply to reinvestments of amounts withdrawn from the Guaranteed Interest Account and the Guaranteed Accumulation Account (see Appendices I and III). We will not credit your account for market value adjustments that we deducted at the time of your withdrawal from the Guaranteed Accumulation Account. Seek competent advice regarding the tax consequences associated with reinvestment.

27

Systematic Distribution Options

  Features of a Systematic Distribution Option

  A systematic distribution option allows you to receive regular payments from the contract, without moving into the income phase.

  By remaining in the accumulation phase, you retain certain rights and investment flexibility not available during the income phase.

These options may be exercised at any time during the accumulation phase of the contract. The following systematic distribution options may be available: ;

    SWO-Systematic Withdrawal Option. SWO is a series of automatic partial withdrawals from your account based on a payment method you select. Consider this option if you would like a periodic income while retaining investment flexibility for amounts accumulated in the account. We will not deduct an early withdrawal charge from amounts paid under SWO; however, a market value adjustment may apply to amounts paid from the Guaranteed Accumulation Account. See Appendix III and the Guaranteed Accumulation Account prospectus for more information about the market value adjustment.

  ;

    ECO-Estate Conservation Option. ECO offers the same investment flexibility as SWO, but is designed for those who want to receive only the minimum distribution that the Tax Code requires each year. Under ECO, we calculate the minimum distribution amount required by law, beginning generally at age 701/2, and pay you that amount once a year. ECO is not available under Roth IRA contracts. We will not deduct an early withdrawal charge nor apply a market value adjustment to any part of your account value paid under an ECO.

  Other Systematic Distribution Options. We may add additional systematic distribution options from time to time. You may obtain additional information relating to any of the systematic distribution options from your sales representative or by calling us at the number listed in "Contract Overview-Questions: Contacting the Company."

  Systematic Distribution Option Availability. If allowed by applicable law, we may discontinue the availability of one or more of the systematic distribution options for new elections at any time, and/or change the terms of future elections.

  Eligibility for a Systematic Distribution Option. To determine if you meet the age and account value criteria and to assess terms and conditions that may apply, contact your sales representative or call us at the number listed in "Contract Overview-Questions: Contacting the Company."

  Terminating a Systematic Distribution Option. You may revoke a systematic distribution option at any time by submitting a written request to our Home Office. ECO, once revoked, may not, unless allowed under the Tax Code, be elected again.

  Charges and Taxation. When you elect a systematic distribution option, your account value remains in the accumulation phase and subject to the charges and deductions described in "Fees" and "Fee Table" sections. Taking a withdrawal under a systematic distribution option may have tax consequences. If you are concerned about tax implications, consult a qualified tax adviser before electing an option.

28

Death Benefit

  During the Accumulation Phase. The contract provides a death benefit in the event of your death during the accumulation phase.

  Who Receives the Death Benefit Proceeds? If you would like certain individuals to receive the death benefit when it becomes payable, you may name them as your beneficiaries. If you die and no beneficiary exists, the death benefit will be paid in a lump sum to your estate.

  Designating Your Beneficiary. You may designate a beneficiary on your application or by contacting your sales representative or by calling us at the number listed in "Contract Overview-Questions: Contacting the Company."
  ;

This section provides information about the death benefit during the accumulation phase. For death benefit information applicable to the income phase, see "The Income Phase."

  Death Benefit Amount. The amount of the death benefit is equal to your account value as of the next time we value your account following the date on which we receive proof of your death and a payment request in good order. In addition to this amount, some states require we pay interest on amounts invested in fixed interest options, calculated from date of death at a rate specified by state law.

  Subject to state regulatory approval, the 2004 Contracts provide a guaranteed death benefit if the contract beneficiary elects a lump-sum distribution or an income phase payment option. For those contracts, the guaranteed death benefit is the greater of:

  (a) Your account value on the day that notice of death and request for payment are received in good order at our Home Office; plus any positive aggregate market value adjustment that applies to amounts allocated to the Guaranteed Accumulation Account; or

  (b) The sum of payments (minus any applicable premium tax) made to your account, minus withdrawals made from your account on the day the notice of death and request for payment are received in good order at our Home Office.

  ;

  For amounts held in the Guaranteed Interest Account, the full annual Guaranteed Interest Rate will be credited. For amounts held in the Guaranteed Accumulation Account, any positive aggregate market value adjustment (the sum of all market value adjustments calculated due to a withdrawal) will be included in your account value. If a negative aggregate market value adjustment applies, it would be deducted only if the death benefit is paid more than six months after your death. We describe the market value adjustment in Appendix III and in the Guaranteed Accumulation Account prospectus.

29

  Death Benefit Payment Options. Unless otherwise requested, we will mail payment to the beneficiary within seven days after we receive proof of death and payment request acceptable to us. If allowed by the Tax Code, and not otherwise restricted by the contractholder, the designated beneficiary may elect to have the death benefit proceeds paid in any one of the following ways:

Lump-sum payment;
Payment in accordance with any of the available income phase payment options (see "The Income Phase"); or
If the beneficiary is your spouse, payment in accordance with any of the available systematic distribution options (see "Systematic Distribution Options").
;

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

;
The following options are also available to the beneficiary, however, the Tax Code limits how long the death benefit proceeds may be left in these options:
Leave the account value invested in the contract; or
  For certain contracts, leave the account value on deposit in the Company's general account, and receive monthly, quarterly, semi-annual or annual interest payments at the interest rate then being credited on such deposits. The beneficiary can withdraw the balance on deposit at any time or request to receive income payments in accordance with any of the available income phase payment options. See "The Income Phase."

; ;
Unless otherwise restricted by the contract holder, the beneficiary may choose to apply any portion of the death benefit to an annuity option or to receive a lump-sum payment

  Taxation. The Tax Code requires distribution of death benefit proceeds within a certain period of time. Failure to begin receiving death benefit payments within those time periods can result in tax penalties. Regardless of the method of payment, death benefit proceeds will generally be taxed to the beneficiary in the same manner as if you had received those payments. See "Taxation" for additional information.

30

The Income Phase

During the income phase you stop contributing dollars to the contract and start receiving payments from your accumulated account value.	We may have used the following terms in prior prospectuses:
Initiating Income Phase Payments. At least 30 days prior to the date you want to start receiving income phase payments, you must notify us in writing of the following:	Annuity Phase-Income Phase Annuity Option-Income Phase Payment Option Annuity Payment-Income Phase Payment Annuitization-Initiating Income Phase Payments
Payment start date;
Payment option (see the income phase payment options table in this section);
Payment frequency (i.e., monthly, quarterly, semi-annually or annually);
Choice of fixed, variable or a combination of both fixed and variable payments; and
Selection of subaccounts and an assumed net investment rate (only if variable payments are elected).
Your account will continue in the accumulation phase until you properly initiate income phase payments. Once an income phase payment option is selected, it may not be changed.

  What Affects Payment Amounts? Some of the factors that may affect the amount of your income phase payments include your age (or adjusted age under some contracts), gender, account value, the income phase payment option selected, the number of guaranteed payments selected (if any), and whether you select fixed, variable or a combination of both fixed and variable income phase payments and, for variable payments, the assumed net investment rate selected.

Fixed Payments. Amounts funding fixed income phase payments will be held in the Company's general account. The amount of fixed payments does not vary with investment performance over time.

  Variable Payments. Amounts funding your variable income phase payments will be held in the subaccount(s) you select. Not all subaccounts available during the accumulation phase will necessarily be available during the income phase. Payment amounts will vary depending upon the investment performance of the subaccounts you select. For variable payments, you must also select an assumed net investment rate.

  Assumed Net Investment Rate. If you select variable income phase payments, you must also select an assumed net investment rate of either 5% or 31/2%. If you select a 5% rate, your first income phase payment will be higher, but subsequent payments will increase only if the investment performance of the subaccounts you selected is greater than 5% annually after deduction of fees. Payment amounts will decline if the investment performance is less than 5% after deduction of fees.

  If you select a 31/2% rate, your first income phase payment will be lower and subsequent payments will increase more rapidly or decline more slowly depending upon the investment performance of the subaccounts selected. For more information about selecting an assumed net investment rate, call us for a copy of the SAI. See "Contract Overview-Questions: Contacting the Company."

31

  Selecting Subaccounts. The subaccounts currently available during the income phase are: the ING VP Growth and Income Portfolio (Class I), the ING VP Bond Portfolio (Class I) and the ING VP Balanced Portfolio, Inc. (Class I). Prior to selecting a subaccount, review the prospectus of each of these funds. You may not transfer among subaccounts during the income phase.

Minimum Payment Amounts for 2004 Contracts (subject to regulatory approval):
The income phase payment option you select must result in one of the following:
A first income phase payment of at least $100; or
Total yearly income phase payments of at least $500.
If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

In New York, the income phase payment option you select must result in one of the following:
A first income phase payment of at least $20; or
Total yearly income phase payments of at least $100.
If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

Minimum Payment Amounts for 1994 Contracts:
The income phase payment option you select must result in one of the following:
A first income phase payment of at least $50; or
Total yearly income phase payments of at least $250.
If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.
;
Minimum Payment Amounts for 1992 Contracts: ;
The payment option you select must result in one of the following:
A first payment of at least $20; or
Total yearly payments of at least $100.
If your account value is too low to meet these minimum payment amounts, you will receive one lump-sum payment.

  Restrictions on Start Dates and the Duration of Payments. When income phase payments start, the age of the annuitant plus the number of years for which income phase payments are guaranteed, must not exceed 95. Certain tax rules may also limit the length of income phase payments. For Roth IRAs those minimum distribution rules do not apply. See "Taxation."

  Regardless of your income phase payment start date, your income phase payments will not begin until you have selected an income phase payment option. Failure to select an income phase payment option may have adverse tax consequences. You should consult with a qualified tax adviser if you are considering this course of action.

32

  Charges Deducted. When you select an income phase payment option (one of the options listed in the tables immediately below), a mortality and expense risk charge, consisting of a daily deduction of 1.25% on an annual basis, will be deducted from amounts held in the subaccounts. This charge compensates us for mortality and expense risks we assume under variable income phase payout options and is applicable to all variable income phase payout options, including variable nonlifetime options under which we do not assume mortality risk. Although we expect to make a profit from this fee, we do not always do so. We may also deduct a daily administrative expense charge from amounts held in the subaccounts. See "Fees."

  Death Benefit During the Income Phase. The death benefits that may be available to a beneficiary are outlined in the Income Phase Payment Options table below. If a lump-sum payment is due as a death benefit, payment will be sent within seven days following our receipt of proof of death and the payment request in good order at our Home Office. Any death benefit payable must be distributed to the beneficiary at least as rapidly as under the method of distribution in effect on the date of death.

;

  Unless the beneficiary elects otherwise, lump-sum payments will generally be made into an interest bearing account that is backed by our general account. This account can be accessed by the beneficiary through a checkbook feature. The beneficiary may access death benefit proceeds at any time through the checkbook without penalty. Interest credited on this account may be less than under other settlement options under the contract.

;

  Beneficiary Rights. A beneficiary's right to elect an income phase payment option or receive a lump-sum payment may be restricted by the contract holder. If so, such rights or options will not be available to the beneficiary.

  Calculation of Death Benefit. We will calculate the value of any death benefit at the next valuation after we receive proof of death acceptable to us and the payment request in good order. Such value will be reduced by any payments made after the date of death.

  Taxation. To avoid certain tax penalties, you or your beneficiary must meet the distribution rules imposed by the Tax Code. Additionally, when selecting an income phase payment option, the Tax Code requires that your expected payments will not exceed certain durations. See "Taxation" for additional information.

Income Phase Payment Options

  The following table lists the income phase payment options and accompanying death benefits available during the income phase. We may offer additional income phase payment options under the contract from time to time. Once income phase payments begin, the income phase payment option selected may not be changed.

Terms to Understand:
Annuitant(s): The person(s) on whose life expectancy(ies) the income phase payments are based.
Beneficiary(ies): The person(s) or entity(ies) entitled to receive a death benefit under the contract.

33

    ;
Lifetime Payment Options
Life Income

  Length of Payments: For as long as the annuitant lives. It is possible that only one payment will be made if the annuitant dies prior to the second payment's due date.

  Death Benefit-None: All payments end upon the annuitant's death.

Life Income- Guaranteed Payments*

  Length of Payments: For as long as the annuitant lives, with payments guaranteed for your choice of 5, 10, 15 or 20 years or as otherwise specified in the contract.

  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we have made all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Life Income- Two Lives

  Length of Payments: For as long as either annuitant lives. It is possible that only one payment will be made if both annuitants die before the second payment's due date.

  Continuing Payments: When you select this option you choose for either: (a) 100%, 66 2/3 % or 50% of the payment to continue to the surviving annuitant after the first death; or (b) 100% of the payment to continue to the annuitant on the second annuitant's death, and 50% of the payment will continue to the second annuitant on the annuitant's death.

  Death Benefit-None: All payments end upon the deaths of both annuitants.

Life Income- Two Lives- Guaranteed Payments*

  Length of Payments: For as long as either annuitant lives, with payments guaranteed for ten or more years as specified in the contract.

  Continuing Payments: 100% of the payment to continue to the surviving annuitant after the first death.

  Death Benefit-Payment to the Beneficiary: If both annuitants die before the guaranteed payments have all been paid, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments.

Nonlifetime Payment Option
Nonlifetime- Guaranteed Payments*

  Length of Payments: You may select payments for 3 through 30 years under 1992 contracts or 5 through 30 years under 2004 and 1994 contracts. In certain cases a lump-sum payment may be requested at any time (see below).

  Death Benefit-Payment to the Beneficiary: If the annuitant dies before we make all the guaranteed payments, we will continue to pay the beneficiary the remaining payments, unless the beneficiary elects to receive a lump-sum payment equal to the present value of the remaining guaranteed payments. We will not impose any early withdrawal charge.

  Lump-Sum Payments: If the "Nonlifetime-Guaranteed Payments" option is elected with variable payments, you may request at any time that all or a portion of the present value of the remaining payments be paid in one lump sum. A lump sum elected before five years (for 2004 and 1994 contracts) or three years (for 1992 contracts) of payments have been completed will be treated as a withdrawal during the accumulation phase and we will charge any applicable early withdrawal charge. See "Fees-Early Withdrawal Charge."

  Calculation of Lump-Sum Payments. If a lump-sum payment is available to a beneficiary or to you under the income phase payment options listed in the table above, the rate we use to calculate the present value of the remaining guaranteed payments is the same rate we use to calculate the income payments (i.e., the actual fixed rate used for the fixed payments, or the 31/2% or 5% assumed net investment rate for variable payments.)

  * Guaranteed period payments may not extend beyond the shorter of your life expectancy or until your age 95.

34

    ;
Taxation

  Introduction

  This section discusses our understanding of current federal income tax laws affecting the contract. You should keep the following in mind when reading it:

    Your tax position (or the tax position of the designated beneficiary, as applicable) determines federal taxation of amounts held or paid out under the contract;
    Tax laws change. It is possible that a change in the future could affect contracts issued in the past;
    This section addresses federal income tax rules and does not discuss federal estate and gift tax implications, state and local taxes or any other tax provisions; and
    We do not make any guarantee about the tax treatment of the contract or any transactions involving the contract.

  In This Section

    Introduction
    Taxation of Gains Prior to Distribution
    Contract Type
    Withdrawals and Other Distributions
    10% Penalty Tax
    Withholding for Federal Income Tax Liability
    Required Minimum Distributions
    Assignment or Transfer of Contracts
    Taxation of the Company

  ;
  We do not intend this information to be tax advice. For advice about the effect of federal income taxes or any other taxes on amounts held or paid out under the contract, consult a tax adviser. For more comprehensive information, contact the Internal Revenue Service.
  ;

When consulting a tax adviser, be certain that he or she has expertise in the Tax Code sections applicable to your tax concerns.
Taxation of Gains Prior to Distribution

  ;
  You generally will not pay taxes on any earnings from the annuity contracts described in this prospectus until they are withdrawn. Traditional IRAs under Tax Code section 408(b) also generally defer payment of taxes until there is a withdrawal or distribution, while earnings on qualified distributions from Roth IRAs under Tax Code section 408A are generally not subject to federal income tax. (See "Withdrawals and Other Distributions" later in this section for a discussion of how distributions under the various types of arrangements are taxed.) Because you are considering an annuity for your IRA, you should know that the annuity contract does not provide any additional tax deferral of earnings beyond the tax deferral provided by other types of IRAs. However, annuities do provide other features and benefits which may be valuable to you. You should discuss your decision with your financial representative.
  ;

  Additionally, although earnings under the contracts are generally not taxed until withdrawn, the Internal Revenue Service (IRS) has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of investment control over the assets. In these circumstances, income and gains from the separate account assets would be currently includible in the variable contract owner's gross income. The Treasury announced that it will issue guidance regarding the extent to which owners could direct their investments among subaccounts without being treated as owners of the underlying assets of the separate account. It is possible that the Treasury's position, when announced, may adversely affect the tax treatment of existing contracts. The Company therefore reserves the right to modify the contract as necessary to attempt to prevent the contract holder from being considered the federal tax owner of a pro rata share of the assets of the separate account.

35

Contract Type

  The contract is designed for use with certain retirement arrangements that qualify under Tax Code sections 408(b), 408(k) or 408A. Tax Code section 408(b) permits eligible individuals to contribute to a traditional IRA on a pre-tax (deductible) basis. Employers may establish SEP plans under Tax Code section 408(k) and contribute to a traditional IRA owned by the employee. Tax Code section 408A permits eligible individuals to contribute to a Roth IRA on an after-tax (nondeductible) basis.

  The Contract. You are responsible for determining that contributions, distributions and other transactions satisfy applicable laws. Legal counsel and a tax adviser should be consulted regarding the suitability of the contract. If the contract is purchased in conjunction with a retirement plan, the plan is not a part of the contract and we are not bound by the plan's terms or conditions.

Withdrawals and Other Distributions

  Certain tax rules apply to distributions from the contract. A distribution is any amount taken from the contract including withdrawals, income phase payments, rollovers, exchanges and death benefit proceeds. We report the taxable portion of all distributions to the IRS.

408(b) IRAs. All distributions from a traditional IRA are taxed as received unless either one of the following is true:
The distribution is rolled over to a plan eligible to receive rollovers or to another traditional IRA in accordance with the Tax Code; or
You made after-tax contributions to the IRA. In this case, the distribution will be taxed according to rules detailed in the Tax Code.

408A Roth IRAs. A qualified distribution from a Roth IRA is not taxed when it is received. A qualified distribution is a distribution:
Made after the five-taxable year period beginning with the first taxable year for which a contribution was made; and
Made after you attain age 591/2, die, become disabled as defined in the Tax Code, or for a qualified first-time home purchase

  If a distribution is not qualified, it will be taxable to the extent of the accumulated earnings. A partial distribution will first be treated as a return of contributions which is not taxable and then as taxable accumulated earnings.

Taxation of Death Benefit Proceeds. In general, payments received by your beneficiaries after your death are taxed in the same manner as if you had received those payments.

36

10% Penalty Tax
Under certain circumstances, the Tax Code may impose a 10% penalty tax on the taxable portion of any distribution from a 408(b) or 408A arrangement.

The 10% penalty tax applies to the taxable portion of a distribution unless certain exceptions apply, including one or more of the following:
You have attained age 591/2 ;
You have become disabled as defined in the Tax Code;
You have died;
The distribution is rolled over in accordance with the Tax Code;
  The distribution is made in substantially equal periodic payments (at least annually) over your life or life expectancy or the joint lives or joint life expectancies of you and your designated beneficiary;

The distribution equals unreimbursed medical expenses that qualify for a deduction as specified in the Tax Code;
The distribution is used to pay for health insurance premiums for certain unemployed individuals;
The amount withdrawn is for a qualified first-time home purchase; or
The amount withdrawn is for qualified higher education expenses.

These exceptions also apply to a distribution from a Roth IRA that is not a qualified distribution or a rollover to a Roth IRA that is not a qualified rollover contribution.

Withholding for Federal Income Tax Liability

  Any taxable distributions under the contract are generally subject to withholding. Federal income tax liability rates vary according to the type of distribution and the recipient's tax status. Generally, you or your designated beneficiary may elect not to have tax withheld from distributions.

  Non-resident Aliens. If you or your designated beneficiary are a non-resident alien, then any withholding is governed by Tax Code section 1441 based on the individual's citizenship, the country of domicile and treaty status.

;
Required Minimum Distributions

  To avoid certain tax penalties, you and any designated beneficiary must meet the required minimum distributions imposed by the Tax Code. The requirements do not apply to Roth IRA contracts except with regard to death benefits. These rules may dictate one or more of the following:

  ;

Start date for distributions;
The time period in which all amounts in your account(s) must be distributed; or
Distribution amounts.

37

Start Date. Generally, you must begin receiving distributions from a traditional IRA by April 1 of the calendar year following the calendar year in which you attain age 701/2.

Time Period. We must pay out distributions from the contract over one of the following time periods:
Over your life or the joint lives of you and your designated beneficiary; or
Over a period not greater than your life expectancy or the joint life expectancies of you and your designated beneficiary.

Distribution Amounts. The amount of each periodic distribution must be calculated in accordance with IRS regulations.

50% Excise Tax. If you fail to receive the minimum required distribution for any tax year, a 50% excise tax is imposed on the required amount that was not distributed.

Minimum Distribution of Death Benefit Proceeds. The following applies to 408(b) and 408A arrangements. Different distribution requirements apply if your death occurs:
After you begin receiving minimum distributions under the contract; or
Before you begin receiving such distributions.
;

  If your death occurs after you begin receiving minimum distributions under the contract, distributions must be made at least as rapidly as under the method in effect at the time of your death. Code section 401(a)(9) provides specific rules for calculating the required minimum distributions at your death.
  ;

  If your death occurs before you begin receiving minimum distributions under the contract, your entire balance must be distributed by December 31 of the calendar year containing the fifth anniversary of the date of your death. For example, if you die on September 1, 2004, your entire balance must be distributed to the designated beneficiary by December 31, 2009. However, if the distributions begin by December 31 of the calendar year following the calendar year of your death, and you have named a designated beneficiary, then payments may be made over either of the following time-frames:

Over the life of the designated beneficiary; or
Over a period not extending beyond the life expectancy of the designated beneficiary.

38

Start Dates for Spousal Beneficiaries. If the designated beneficiary is your spouse, distributions must begin on or before the later of the following:
December 31 of the calendar year following the calendar year of your death; or
December 31 of the calendar year in which you would have attained age 701/2.

  Special Rule for IRA Spousal Beneficiaries. In lieu of taking a distribution under these rules, a spousal beneficiary may elect to treat the account as his or her own IRA. In such case, the surviving spouse will be able to make contributions to the account, make rollovers from the account, and defer taking a distribution until his or her age 701/2. The surviving spouse is deemed to have made such an election if the surviving spouse makes a rollover to or from the account, makes additional contributions to the account, or fails to take a distribution within the required time period.

Assignment or Transfer of Contracts

  Adverse tax consequences may result if you assign or transfer your interest in the contract to persons other than your spouse incident to a divorce or separate maintenance decree. Anyone contemplating such an assignment or transfer should contact a qualified tax adviser regarding the potential tax effects of such a transaction.

Taxation of the Company

  We are taxed as a life insurance company under the Tax Code. Variable Annuity Account C is not a separate entity from us. Therefore, it is not taxed separately as a "regulated investment company," but is taxed as part of the Company.

  We automatically apply investment income and capital gains attributable to the separate account to increase reserves under the contracts. Because of this, under existing federal tax law we believe that any such income and gains will not be taxed. In addition, any foreign tax credits attributable to the separate account will be first used to reduce any income taxes imposed on the separate account before being used by the Company.

  In summary, we do not expect that we will incur any federal income tax liability attributable to the separate account and we do not intend to make any provision for such taxes. However, changes in federal tax laws and/or their interpretation may result in our being taxed on income or gains attributable to the separate account. In this case, we may impose a charge against the separate account (with respect to some or all of the contracts) to set aside provisions to pay such taxes. We may deduct this amount from the separate account, including from your account value invested in the subaccounts.

39

Other Topics

The Company
We issue the contracts described in this prospectus and are responsible for providing each contract's insurance and annuity benefits.

  We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management. Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

We are engaged in the business of issuing life insurance and annuities. Our principal executive offices are located at:

151 Farmington Avenue
Hartford Connecticut 06156

Variable Annuity Account C

  We established Variable Annuity Account C (the separate account) under Connecticut Law in 1976 as a continuation of the separate account established in 1974 under Arkansas Law by Aetna Variable Annuity Life Insurance Company. The separate account was established as a segregated asset account to fund our variable annuity contracts. The separate account is registered as a unit investment trust under the Investment Company Act of 1940. It also meets the definition of "separate account" under the federal securities laws.

The separate account is divided into subaccounts. The subaccounts invest directly in shares of a pre-assigned fund.

  Although we hold title to the assets of the separate account, such assets are not chargeable with the liabilities of any other business that we conduct. Income, gains or losses of the separate account are credited to or charged against the assets of the separate account without regard to other income, gains or losses of the Company. All obligations arising under the contracts are obligations of the Company.

Contract Distribution

  Our subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc. (NASD) and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156.

  The contracts are offered to the public by individuals who are registered representatives of ING Financial Advisers, LLC or other broker-dealers which have entered into a selling arrangement with ING Financial Advisers, LLC. We refer to ING Financial Advisers, LLC and the other broker-dealers selling the contracts as "distributors."

All registered representatives selling the contracts must also be licensed as insurance agents for the Company.

40

    ;
Broker-dealers which have or may enter into selling agreements with ING Financial Advisers, LLC include the following broker-dealers which are affiliated with the Company:

  Baring Investment Services, Inc.
  Compulife Investor Services, Inc.
  Directed Services, Inc.
  Financial Network Investment Corporation
  Granite Investment Services, Inc.
  Guaranty Brokerage Services, Inc.
  ING America Equities, Inc.
  ING Barings Corp.
  ING Direct Funds Limited

  ING DIRECT Securities, Inc.
  ING Financial Advisers, LLC
  ING Financial Partners, Inc.
  ING Funds Distributor, Inc.
  ING Furman Selz Financial Services LLC
  ING TT&S (U.S.) Securities, Inc.
  Multi-Financial Securities Corporation
  PrimeVest Financial Services, Inc.
  Systematized Benefits Administrators, Inc.

  Commission Payments. Persons who offer and sell the contracts may be paid a commission. The maximum percentage amount that will be paid as commission with respect to a given purchase payment is the first-year percentage which ranges from 2% to a maximum of 4% of the first year purchase payments to an account. Renewal commissions on purchase payments made after the first year and asset-based service fees may also be paid. The average of all payments made is estimated to equal approximately 3% of the total purchase payments made over the life of an average contract. We may decide to pay additional commission related to retention programs in certain years. This could result in higher commission payments than the maximum of 4% of the first purchase payments or 3% of the total purchase payments. Some sales personnel may receive various types of non-cash compensation as special sales incentives, including trips and educational and/or business seminars. Any such compensation will be paid in accordance with NASD rules. Supervisory and other management personnel of the Company may receive additional compensation if the overall amount of investments in the funds advised by the Company or its affiliates increases over time. The total compensation package for sales, supervisory and management personnel of affiliated or related broker-dealers may be positively impacted if the overall amount of investments in the contracts and other products issued or advised by the Company or its affiliates increases over time.

;

  We may pay wholesaling fees to certain distributors that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Sales management personnel may also receive compensation that may be calculated as a percentage of the commissions paid to distributors or of purchase payments received under the contracts. Distributors may also be reimbursed for certain expenses.

The names of the distributor and the registered representative responsible for your account are stated in your application materials.

Payment Delay or Suspension
We reserve the right to suspend or postpone the date of any payment of benefits or values under the following circumstances:
On any valuation date when the New York Stock Exchange is closed (except customary holidays or weekends or when trading on the New York Stock Exchange is restricted);
    When an emergency exists as determined by the SEC so that disposal of the securities held in the subaccounts is not reasonably practicable or it is not reasonably practicable to determine the value of the subaccount's assets; or

During any other periods the SEC permits for the protection of investors.

41

The conditions under which restricted trading or an emergency exists shall be determined by the rules and regulations of the SEC.

Performance Reporting
We may advertise different types of historical performance for the subaccounts including:
Standardized average annual total returns; and
Non-standardized average annual total returns.
;
We may also advertise certain ratings, rankings or other information related to the Company, the subaccounts or the funds.

  Standardized Average Annual Total Returns. We calculate standardized average annual total returns according to a formula prescribed by the SEC. This shows the percentage return applicable to $1,000 invested in the subaccount over the most recent month-end, one, five and ten-year periods. If the investment option was not available for the full period, we give a history from the date money was first received in that option under the separate account or from the date the fund was first available under the separate account. As an alternative to providing the most recent month-end performance, we may provide a phone number, website or both where these returns may be obtained. Standardized average annual total returns reflect deduction of all recurring charges during each period (i.e., maintenance fees (if any), mortality and expense risk charges, administrative expense charges (if any) ING GET Fund guarantee charges (if any) and any applicable early withdrawal charges).

  Non-Standardized Average Annual Total Returns. We calculate non-standardized average annual total returns in a similar manner as that stated above, except we may include returns that do not reflect the deduction of any applicable early withdrawal charge. Some non-standardized returns may also exclude the effect of a maintenance fee. If we reflected these charges in the calculation, they would decrease the level of performance reflected by the calculation. Non-standardized returns may also include performance from the fund's inception date, if that date is earlier than the one we use for standardized returns.

;
Voting Rights

  Each of the subaccounts holds shares in a fund and each is entitled to vote at regular and special meetings of that fund. Under our current view of applicable law, we will vote the shares for each subaccount as instructed by persons having a voting interest in the subaccount. We will vote shares for which instructions have not been received in the same proportion as those for which we received instructions. Each person who has a voting interest in the separate account will receive periodic reports relating to the funds in which he or she has an interest, as well as any proxy materials and a form on which to give voting instructions. Voting instructions will be solicited by a written communication at least 14 days before the meeting.

The number of votes (including fractional votes) you are entitled to direct will be determined as of the record date set by any fund you invest in through the subaccounts.
During the accumulation phase the number of votes is equal to the portion of your account value invested in the fund, divided by the net asset value of one share of that fund.
During the income phase the number of votes is equal to the portion of reserves set aside for the contract's share of the fund, divided by the net asset value of one share of that fund.

42

Contract Modification

  We may modify the contract when we deem an amendment appropriate by providing you written notice 30 days before the effective date of the change. The most likely reason for a change to the contract would be to ensure compliance with applicable law. Certain changes will require the approval of appropriate state or federal regulatory authorities.

Involuntary Terminations

  1992 and 1994 Contracts: Following the completion of two contract years in which no purchase payments have been made, the Company reserves the right to pay the contract's current value to you if that value is less than $1,500, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge, and amounts withdrawn from the Guaranteed Interest Account, if applicable, will not receive a reduced rate of interest. Amounts withdrawn from the Guaranteed Interest Account will receive a guaranteed effective annual yield to the date of contract termination as if the amounts had remained in the Guaranteed Interest Account until the end of a guaranteed term, see Appendix I. This provision does not apply if you have initiated income phase payments.

  2004 Contracts: Subject to state regulatory approval, following the completion of three contract years in which no purchase payments have been made, the Company reserves the right to pay the contract's current value to you if that value is less than $2,000, provided the Company gives you 90 days written notice. Such value paid may not utilize the reinvestment privilege. The full value payable to you will not be reduced by any early withdrawal charge. Amounts withdrawn from the Guaranteed Accumulation Account will receive the greater of (a) the aggregate MVA amount from all guaranteed terms prior to the end of those terms; or (b) the applicable portion of your account value in the Guaranteed Accumulation Account. This provision does not apply if you have initiated income phase payments.

Trading - Industry Developments

  As with many financial services companies, the Company and affiliates of the Company have received requests for information from various governmental and self-regulatory agencies in connection with investigations related to trading in investment company shares. In each case, full cooperation and responses are being provided. The Company is also reviewing its policies and procedures in this area.
  ;

Legal Matters and Proceedings
We are not aware of any pending legal proceedings which involve the separate account as a party
;

  We are, or may be in the future, a defendant in various legal proceedings in connection with the normal conduct of our insurance operations. Some of these cases may seek class action status and may include a demand for punitive damages as well as for compensatory damages. In the opinion of management, the ultimate resolution of any existing legal proceeding is not likely to have a material adverse effect on our ability to meet our obligations under the contracts.

;

  ING Financial Advisers, LLC, the principal underwriter and distributor of the contracts (the "distributor"), is a party to threatened or pending lawsuits/arbitration that generally arise from the normal conduct of business. Suits against the distributor sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. In a number of pending cases, claims have been made that a former registered representative of the distributor converted client funds to the representatives' personal use. ING Financial Advisers, LLC is not involved in any legal proceeding which, in the opinion of management, is likely to have a material adverse effect on its ability to distribute the contracts.

  ;
43

Contents of the Statement of Additional Information

  The Statement of Additional Information (SAI) contains more specific information on the separate account and the contract, as well as the financial statements of the separate account and the Company. A list of the contents of the SAI is set forth below:

General Information and History

Variable Annuity Account C

Offering and Purchase of Contracts

Income Phase Payments

Sales Material and Advertising

Independent Auditors

Financial Statements of the Separate Account

Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries

You may request an SAI by calling the Company at the number listed in "Contract Overview-Questions: Contacting the Company."

44

Appendix I Guaranteed Interest Account (Offered under 1992 and 1994 contracts only, subject to regulatory approval)

  The Guaranteed Interest Account (GIA) is an investment option available during the accumulation phase. Amounts allocated to GIA are held in a nonunitized separate account of the Company, as described below.

  General Disclosure. Interests in GIA have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended. Disclosure in this prospectus regarding GIA, may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of such statements. Disclosure in this appendix regarding GIA has not been reviewed by the SEC.

  Overview. Amounts that you invest in GIA will earn a guaranteed interest rate if amounts are left in GIA for the specified period of time. Interest is credited daily at a rate that will provide the guaranteed effective yield by the end of the stated period of time. If amounts are withdrawn or transferred before the end of a stated period of time (except if pursuant to the Company's termination of the contract, see "Other Topics - Involuntary Terminations"), we will pay a reduced rate of interest, but never less than the minimum stated in the contract.

During a stated period, you may apply all or a portion of your account value to any or all available guaranteed terms within the short-term and long-term classifications.
Short-Term Classification-Three years or less
Long-Term Classification-Ten years or less, but greater than three years

  As a guaranteed term matures, assets accumulating under GIA may be (a) transferred to a new guaranteed term, (b) transferred to the other available investment options, or (c) withdrawn. Amounts withdrawn may be subject to an early withdrawal charge and/or tax liabilities.

  Allocations to a Nonunitized Separate Account of the Company. Amounts allocated to long-term classifications of GIA and amounts allocated to short-term classifications of GIA will be deposited in a nonunitized separate account. To the extent provided in the contract, the assets of the separate account are not chargeable with liabilities resulting from any other business of the Company. Income, gains and losses of the separate account are credited to or charged against the separate account without regard to other income, gains or losses of the Company.

Mortality and Expense Risk Charge. We make no deductions from the credited interest rate for mortality and expense risks; these risks are considered in determining the credited interest rate.

  Transfers. Transfers are permitted from guaranteed terms of one classification to available guaranteed terms of another classification. We will apply a reduced rate of interest to amounts transferred prior to the end of a guaranteed term. Transfers of GIA values due to a maturity are not subject to a reduced rate of interest.

  Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts that have been accumulating under GIA transferred to one or more of the subaccounts currently available during the income phase to provide variable income phase payments. GIA cannot be used as an investment option during the income phase.

Reinvestment Privilege. Any amounts reinvested in GIA will be applied to the current deposit period. Amounts are proportionately reinvested to the classifications in the same manner as they were allocated before the withdrawal.

45

Appendix II Fixed Account

General Disclosure.
The Fixed Account is an investment option available during the accumulation phase under the contracts.
Amounts allocated to the Fixed Account are held in the Company's general account which supports insurance and annuity obligations.
Interests in the Fixed Account have not been registered with the SEC in reliance on exemptions under the Securities Act of 1933, as amended.
    Disclosure in this prospectus regarding the Fixed Account may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements.

Disclosure in this appendix regarding the Fixed Account has not been reviewed by the SEC.
Additional information about this option may be found in the contract.

Interest Rates.
    The Fixed Account guarantees that amounts allocated to this option will earn the minimum interest rate specified in the contract. We may credit a higher interest rate from time to time, but the rate we credit will never fall below the guaranteed minimum specified in the contract. Amounts applied to the Fixed Account will earn the interest rate in effect at the time money is applied. Amounts in the Fixed Account will reflect a compound interest rate as credited by us. The rate we quote is an annual effective yield. Among other factors, the safety of the interest rate guarantees depends upon the claims-paying ability of the Company.

    Our determination of credited interest rates reflects a number of factors, including mortality and expense risks, interest rate guarantees, the investment income earned on invested assets and the amortization of any capital gains and/or losses realized on the sale of invested assets. Under this option, we assume the risk of investment gain or loss by guaranteeing the amounts you allocate to this option and promising a minimum interest rate and income phase payment.

  Withdrawals. Under certain emergency conditions, we may defer payment of any withdrawal for up to six months or as provided by federal law. Additionally, if allowed by state law, we may pay withdrawals in equal payments with interest, over a period not to exceed 60 months when:

(a) The Fixed Account withdrawal value exceeds $100,000 ($250,000 for 1992 contracts); or
(b)

  The sum of the current Fixed Account withdrawal and total of all Fixed Account withdrawals within the past 12 calendar months exceeds 20% of the amount in the Fixed Account on the day before the current withdrawal.

  During the payment period, the interest rate credited to amounts held in the Fixed Account will be determined in the manner set forth in the contract. In no event will the interest rate be less than the guaranteed minimum stated in the contract.

46

  Charges. We do not make deductions from amounts in the Fixed Account to cover mortality and expense risks. We consider these risks when determining the credited rate. If you make a withdrawal from amounts in the Fixed Account, an early withdrawal charge may apply. See "Fees."

;

  Transfers. During the accumulation phase, you may transfer account dollars from the Fixed Account to any other available investment option. We may vary the dollar amount that you are allowed to transfer, but it will never be less than 10% of your account value held in the Fixed Account. Under certain contracts, the 10% minimum is assessed on the account value as of January 1 of a calendar year.

;
Additionally, your account value remaining in the Fixed Account may be transferred in its entirety to any other investment option if one of the following applies:
(a) Your account value in the Fixed Account is $2,000 or less; or
(b)

  You transferred the maximum amount allowed from the Fixed Account in the last four consecutive calendar years and no additional payments have been allocated to the Fixed Account during that same time period.

  Income Phase. By notifying us at least 30 days before income phase payments begin, you may elect to have amounts transferred to one or more of the subaccounts available during the income phase to provide variable payments. The Fixed Account is not available as an investment option during the income phase.

47

Appendix III Guaranteed Accumulation Account ( For contracts issued on or after April 1, 2004, subject to regulatory approval of the contract)

  The Guaranteed Accumulation Account is a fixed interest option that may be available during the accumulation phase under the contracts. This appendix is only a summary of certain facts pertaining to the Guaranteed Accumulation Account. Review the Guaranteed Accumulation Account prospectus before investing in this option.

  General Disclosure. Amounts that you invest in the Guaranteed Accumulation Account will earn a guaranteed interest rate if amounts are left in the Guaranteed Accumulation Account for the specified period of time. If you withdraw or transfer those amounts before the specified period of time has elapsed, we may apply a market value adjustment, which may be positive or negative.

When you decide to invest money in the Guaranteed Accumulation Account, you will want to contact your sales representative or our Home Office to learn:
    The interest rate we will apply to the amounts that you invest in the Guaranteed Accumulation Account. We change this rate periodically, so be certain that you know what rate we guarantee on the day your account dollars are invested into the Guaranteed Accumulation Account.

  The period of time your account dollars need to remain in the Guaranteed Accumulation Account in order to earn that rate. You are required to leave your account dollars in the Guaranteed Accumulation Account for a specified period of time (guaranteed term), in order to earn the guaranteed interest rate.

  Deposit Periods. A deposit period is the time during which we offer a specific interest rate if you deposit dollars for a certain guaranteed term. To have a particular interest rate and guaranteed term apply to your account dollars, you must invest them during the deposit period for which that rate and term are offered.

  Interest Rates. We guarantee different interest rates, depending upon when account dollars are invested in the Guaranteed Accumulation Account. The interest rate we guarantee is an annual effective yield; that means that the rate reflects a full year's interest. We credit interest daily at a rate that will provide the guaranteed annual effective yield over one year. The guaranteed interest rate will never be less than the rate stated in the contract.

Fees and Other Deductions. If all or a portion of your account value in the Guaranteed Accumulation Account is withdrawn, you may incur the following:
Market Value Adjustment (MVA)-as described in this appendix and in the Guaranteed Accumulation Account prospectus;
Tax Penalties and/or Tax Withholding. See "Taxation;"
Early Withdrawal Charge. See "Fees;" or
Maintenance Fee. See "Fees."

We do not make deductions from amounts in the Guaranteed Accumulation Account to cover mortality and expense risks. Rather, we consider these risks when determining the credited rate.

48

  Market Value Adjustment (MVA). If you withdraw or transfer your account value from the Guaranteed Accumulation Account before the guaranteed term is completed, an MVA may apply. The MVA reflects the change in the value of the investment due to changes in interest rates since the date of deposit. The MVA may be positive or negative.

    If interest rates at the time of withdrawal have increased since the date of deposit, the value of the investment decreases and the MVA will be negative. This could result in your receiving less than the amount you paid into the Guaranteed Accumulation Account.

If interest rates at the time of withdrawal have decreased since the date of deposit, the value of the investment increases and the MVA will be positive.

  Guaranteed Terms. The guaranteed term is the period of time account dollars must be left in the Guaranteed Accumulation Account in order to earn the guaranteed interest rate specified for that guaranteed term. We offer different guaranteed terms at different times. Check with your sales representative or our Home Office to learn the details about the guaranteed term(s) currently being offered. In general we offer the following guaranteed terms:

Short Term-three years or fewer; and
Long Term-ten years or less, but greater than three years.

At the end of a guaranteed term you may:
Transfer dollars to a new guaranteed term;
Transfer dollars to other available investment options; or
Withdraw dollars.

Deductions may apply to withdrawals. See "Fees and Other Deductions" in this appendix.

  Transfers. Generally, account dollars invested in the Guaranteed Accumulation Account may be transferred among guaranteed terms offered through the Guaranteed Accumulation Account, and/or to other investment options offered through the contract. However, transfers may not be made during the deposit period in which your account dollars are invested in the Guaranteed Accumulation Account or for 90 days after the close of that deposit period. We will apply an MVA to transfers made before the end of a guaranteed term.

  The Income Phase. The Guaranteed Accumulation Account can not be used as an investment option during the income phase, however, by making a request in good order to our Home Office at least 30 days in advance, you may elect to transfer your Guaranteed Accumulation Account dollars to any of the subaccounts available during the income phase.

  Reinvestment Privilege. If amounts are withdrawn from the Guaranteed Accumulation Account and then reinvested in the Guaranteed Accumulation Account, we will apply the reinvested amount to the current deposit period. This means that the guaranteed annual interest rate and guaranteed terms available on the date of reinvestment will apply. Amounts will be reinvested proportionately in the same way as they were allocated before withdrawal. Your account value will not be credited for any negative MVA that was deducted at the time of withdrawal.

49

    ;

APPENDIX IV Projected Schedule of ING GET U.S. Core Portfolio Offerings

	Offering Dates	Guarantee Dates

ING GET U.S. Core Portfolio - Series 5	06/11/04 -09/09/04	09/10/04 -09/09/11

ING GET U.S. Core Portfolio - Series 6	09/10/04 - 12/09/04	12/10/04 - 12/09/11

ING GET U.S. Core Portfolio - Series 7	12/10/04 - 03/08/05	03/09/05 - 03/08/12

ING GET U.S. Core Portfolio - Series 8	03/09/05 - 06/07/05	06/08/05 - 06/07/12

  ;

50

    ;

Appendix V Description of Underlying Funds

  The investment results of the mutual funds (funds) are likely to differ significantly and there is no assurance that any of the funds will achieve their respective investment objectives. You should consider the investment objectives, risks and charges, and expenses of the funds carefully before investing. Please refer to the fund prospectus for this and additional information. Shares of the funds will rise and fall in value and you could lose money by investing in the funds. Shares of the funds are not bank deposits and are not guaranteed, endorsed or insured by any financial institution, the Federal Deposit Insurance Corporation or any other government agency. Except as noted, all funds are diversified, as defined under the Investment Company Act of 1940. Fund prospectuses may be obtained free of charge, from our Home Office at the address and telephone number listed in "Contract Overview - Questions," by accessing the SEC's web site or by contacting the SEC Public Reference Room.

  Certain funds offered under the contracts have investment objectives and policies similar to other funds managed by the fund's investment adviser. The investment results of a fund may be higher or lower than those of other funds managed by the same adviser. There is no assurance and no representation is made that the investment results of any fund will be comparable to those of another fund managed by the same investment adviser.

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
AIM Variable Insurance Funds - AIM V.I. Capital Appreciation Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing principally in common stocks of companies the portfolio managers believe are likely to benefit from new or innovative products, services or processes as well as those that have experienced above-average, long-term growth in earnings and have excellent prospects for future growth.

AIM Variable Insurance Funds - AIM V.I. Core Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks growth of capital. Seeks to meet its objective by investing, normally, at least 80% of net assets in equity securities, including convertible securities, of established companies that have long-term above-average growth in earnings, and growth companies that the portfolio managers believe have the potential for above-average growth in earnings.

AIM Variable Insurance Funds - AIM V.I. Growth Fund (Series I shares)	A I M Advisors, Inc.	Seeks growth of capital. Seeks to meet its investment objective by investing principally in seasoned and better capitalized companies considered to have strong earnings momentum.
AIM Variable Insurance Funds - AIM V.I. Premier Equity Fund (Series I shares)	A I M Advisors, Inc.

  Seeks to achieve long-term growth of capital with a secondary objective of income. Seeks to meet its objectives by investing, normally, at least 80% of net assets in equity securities, including convertible securities.

51

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Calvert Variable Series, Inc. - Calvert Social Balanced Portfolio	Calvert Asset Management Company, Inc. Subadviser: Brown Capital Management, Inc. and SsgA Funds Management, Inc.

  Seeks to achieve a competitive total return through an actively managed nondiversified portfolio of stocks, bonds and money market instruments which offer income and capital growth opportunity and which satisfy the investment and social criteria for the Portfolio. Typically invests about 60% of its assets in stocks and 40% in bonds or other fixed-income investments. Stock investments are primarily common stock in large-cap companies, while the fixed-income investments are primarily a wide variety of investment grade bonds.

Fidelity® Variable Insurance Products - Fidelity® VIP Contrafund® Portfolio (Initial Class)	Fidelity Management & Research Company Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity Investments Japan Limited; FMR Co., Inc.	Seeks long-term capital appreciation. Normally invests primarily in common stocks of companies whose value the Portfolio's investment adviser believes is not fully recognized by the public.
Fidelity® Variable Insurance Products - Fidelity® VIP Equity-Income Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.

  Seeks reasonable income. Also considers the potential for capital appreciation. Seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index. Normally invests at least 80% of total assets in income-producing equity securities (which tends to lead to investments in large cap "value" stocks).

Fidelity® Variable Insurance Products - Fidelity® VIP Growth Portfolio (Initial Class)	Fidelity Management & Research Company Subadviser: FMR Co., Inc.	Seeks to achieve capital appreciation. Normally invests primarily in common stocks of companies the investment adviser believes have above-average growth potential (often called "growth" stocks).
Fidelity® Variable Insurance Products - Fidelity® VIP Overseas Portfolio (Initial Class)

  Fidelity Management & Research Company

  Subadvisers: Fidelity Management & Research (U.K.) Inc.; Fidelity Management & Research (Far East) Inc.; Fidelity International Investment Advisors (U.K.) Limited; Fidelity Investments Japan Limited; FMR Co., Inc.

Seeks long-term growth of capital. Normally invests at least 80% of assets in non-U.S. securities, primarily in common stocks.

52

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value Securities Fund (Class 2 Shares)	Franklin Advisory Services, LLC

  A nondiversified fund that seeks long-term total return. Normally invest at least 80% of net assets in investments of small capitalization companies that have market capitalization values not exceeding $2.5 billion, at the time of purchase. Invests in small companies that the fund's manager believes are undervalued.

ING Partners, Inc. - ING Aeltus Enhanced Index Portfolio (formerly ING DSI Enhanced Index Portfolio) (Service Class)	ING Life Insurance and Annuity Company Subadviser: Aeltus Investment Management, Inc.	Seeks to outperform the total return of the Standard & Poor's Composite Index (S&P 500), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500.
ING Partners, Inc. - ING Alger Aggressive Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Fred Alger Management, Inc.

  Seeks long-term capital appreciation. Invests primarily (at least 65% of total assets) in the equity securities of companies having a market capitalization within the range of companies in the Russell MidCap Growth Index or the S&P Mid Cap 400 Index.

ING Partners, Inc. - ING Alger Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Fred Alger Management, Inc.	Seeks long-term capital appreciation. Invests primarily (at least 65% of total assets) in the equity securities of large companies having a market capitalization of $10 billion or greater.
ING Partners, Inc. - ING American Century Small Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: American Century Investment Management, Inc.

  Seeks long-term growth of capital; income is a secondary objective. Invests primarily (at least 80% of net assets under normal circumstances) in U.S. equity securities of small cap companies. The Portfolio's subadviser considers small cap companies to include those with a market capitalization no larger than that of the largest company in the S&P Small Cap 600 Index or the Russell 2000 Index.

ING Partners, Inc. - ING Baron Small Cap Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: BAMCO, Inc.

  Seeks capital appreciation. Invests primarily (at least 80% of total assets under normal circumstances) in securities of smaller companies with market values under $2.5 billion as measured at the time of purchase.

ING Variable Insurance Trust - ING GET U.S. Core Portfolio	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to achieve maximum total return and minimal exposure of the Series' assets to a market value loss by participating, to the extent possible, in favorable equity market performance during the guarantee period. The Series will not implement an "investment strategy" in any conventional sense. Rather, the Series' asset allocation strategy seeks to optimize the exposure of the Series to the Equity Component while protecting Series' assets. Assets allocated to the Equity Component may be reduced or eliminated in order to conserve assets at a level equal to or above the present value of the Guarantee.

53

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies

  ING Partners, Inc. - ING Goldman Sachs® Capital Growth Portfolio*

  (Service Class)

  * Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.

	ING Life Insurance and Annuity Company Subadviser: Goldman Sachs Asset Management, L.P.	Seeks long-term growth of capital. Invests, under normal circumstances, at least 90% of total assets in equity investments.
ING Partners, Inc. - ING JPMorgan Fleming International Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Fleming Asset Management (London) Ltd.

  Seeks long-term growth of capital. Invests primarily (at least 65% of total assets) in the equity securities of foreign companies that the subadviser believes have high growth potential. Will normally invest in a number of issuers in several countries other than the U.S. and will invest in securities in both developed and developing markets.

ING Partners, Inc. - ING JPMorgan Mid Cap Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: J.P. Morgan Investment Management Inc.

  Seeks growth from capital appreciation. A nondiversified Portfolio that invests primarily (at least 80% of net assets under normal circumstances) in a broad portfolio of common stocks of companies with market capitalizations of $1 billion to $20 billion at the time of purchase that the subadviser believes to be undervalued.

ING Partners, Inc. - ING MFS Capital Opportunities Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company	Seeks capital appreciation. Invests primarily (at least 65% of net assets) in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.
ING Partners, Inc. - ING MFS Global Growth Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Massachusetts Financial Services Company

  Seeks capital appreciation. Invests primarily (at least 65% of net assets under normal circumstances) in common stocks and related equity securities such as preferred stock, convertible securities and depositary receipts. Invests in securities of companies worldwide growing at rates expected to be well above the growth rate of the overall U.S. economy.

ING Partners, Inc. - ING OpCap Balanced Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: OpCap Advisors LLC

  Seeks capital growth, and secondarily, investment income. Under normal market conditions, invests at least 25% of total assets in equity securities, including common stocks and preferred stocks and expects to have between 50% to 75% of total assets invested in equities. Also invests at least 25% of total assets in fixed-income senior securities including bonds, debentures, notes, participation interests in loans, convertible securities and U.S. Government securities.

54

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING PIMCO Total Return Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Pacific Investment Management Company LLC

  Seeks maximum total return, consistent with capital preservation and prudent investment management. Invests under normal circumstances at least 65% of net assets plus borrowings for investment purposes in a diversified portfolio of fixed income instruments of varying maturities. Invests primarily in investment grade debt securities, but may invest up to 10% of its assets in high yield securities ("junk bonds") rated B or higher by Moody's or S&P, or, if unrated, determined by the subadviser to be of comparable quality.

ING Partners, Inc. - ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks and related securities, such as preferred stock, convertible securities and depositary receipts, of emerging growth companies.

ING Partners, Inc. - ING Salomon Brothers Fundamental Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks capital appreciation. A nondiversified Portfolio that invests primarily in common stocks and common stock equivalents, such as preferred stocks and securities convertible in common stocks, of companies the subadviser believes are undervalued in the marketplace. May invest in investment grade fixed-income securities and may invest up to 20% of net assets in non-convertible debt securities rated below investment grade or, if unrated, are of equivalent quality as determined by the subadviser. May also invest up to 20% of assets in securities of foreign issuers.

ING Partners, Inc. - ING Salomon Brothers Investors Value Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Salomon Brothers Asset Management Inc

  Seeks long-term growth of capital, and secondarily, current income. Invests primarily in common stocks of established U.S. companies. To a lesser degree, invests in income producing securities such as debt securities. May also invest in other equity securities, including up to 20% of its assets in securities of foreign issuers.

ING Partners, Inc. - ING T. Rowe Price Growth Equity Portfolio (Initial Class)	ING Life Insurance and Annuity Company Subadviser: T. Rowe Price Associates, Inc.

  Seeks long-term capital growth, and secondarily, increasing dividend income. Invests primarily (at least 80% of net assets under normal circumstances) in common stocks. Concentrates its investments in growth companies. Investments in foreign securities are limited to 30% of total assets.

55

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Partners, Inc. - ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation Portfolio) (Service Class)	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (US) Inc.

  Seeks total return, consisting of long-term capital appreciation and current income. Invests, under normal circumstances, at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. securities. Allocates assets among the major domestic asset classes (U.S. fixed income and U.S. equities) based upon the subadviser's assessment of prevailing market conditions in the U.S. and abroad.

ING Partners, Inc. - ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity Portfolio) (Initial Class)	ING Life Insurance and Annuity Company Subadviser: UBS Global Asset Management (Americas) Inc.

  Seeks long-term growth of capital and future income. Under normal circumstances, invests at least 80% of net assets (plus borrowings for investment purposes, if any) in U.S. equity securities. Investments in equity securities may include dividend-paying securities, common stock and preferred stock.

ING Partners, Inc. - ING Van Kampen Comstock Portfolio (Service Class)	ING Life Insurance and Annuity Company Subadviser: Van Kampen	Seeks capital growth and income. Invests in a portfolio of equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.
ING VP Balanced Portfolio, Inc. (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize investment return, consistent with reasonable safety of principal, by investing in a diversified portfolio of one or more of the following asset classes: stocks, bonds and cash equivalents, based on the judgment of the Portfolio's management, of which of those sectors or mix thereof offers the best investment prospects. Typically maintains approximately 60% of total assets in equities and approximately 40% of total assets in debt (including money market instruments). The Portfolio may invest up to 15% of total assets in high-yield instruments.

ING VP Bond Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize total return as is consistent with reasonable risk, through investment in a diversified portfolio consisting of investment-grade corporate bonds, and debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Under normal market conditions, invests at least 80% of assets in high-grade corporate bonds, mortgage-related and other asset-backed securities, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. May also invest up to 15% of total assets in high-yield instruments and up to 25% of total assets in foreign debt securities.

56

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP Global Science and Technology Portfolio (formerly ING VP Technology Portfolio) (Class I Shares)	ING Investments, LLC Subadviser: BlackRock Advisors, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of net assets in equity securities issued by science and technology companies in all market capitalization ranges. Will invest primarily in equity securities of U.S. and non-U.S. companies selected for their rapid and sustainable growth potential from the development, advancement and use of science and/or technology. May invest up to 25% of its net assets in stocks of issuers in emerging market countries.

ING Variable Funds - ING VP Growth and Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to maximize total return through investments in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks that the subadviser believes have significant potential for capital appreciation or income growth or both.

ING Variable Portfolios, Inc. - ING VP Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital through investment in a diversified portfolio consisting primarily of common stocks and securities convertible into common stocks believed to offer growth potential. Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

ING Variable Portfolios, Inc. - ING VP Index Plus LargeCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard & Poor's 500 Composite Stock Price Index (S&P 500 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 500 Index. The subadviser's objective is to overweight those stocks in the S&P 500 Index that it believes will outperform the index and underweight or avoid those stocks that it believes will underperform the index.

ING Variable Portfolios, Inc. - ING VP Index Plus MidCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard & Poor's MidCap 400 Index (S&P MidCap 400 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P MidCap 400 Index. The subadviser's objective is to overweight those stocks in the S&P MidCap 400 Index that it believes will outperform the index and underweight or avoid those stocks that it believes will underperform the index.

57

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Portfolios, Inc. - ING VP Index Plus SmallCap Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to outperform the total return performance of the Standard and Poor's SmallCap 600 Index (S&P 600 Index), while maintaining a market level of risk. Invests at least 80% of assets in stocks included in the S&P 600 Index. The subadviser's objective is to overweight those stocks in the S&P 600 Index that it believes will outperform the index and underweight or avoid those stocks that it believes will underperform the index.

ING Variable Portfolios, Inc. - ING VP International Equity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital growth primarily through investment in a diversified portfolio of common stocks principally traded in countries outside of the United States. The Portfolio will not target any given level of current income. Under normal market conditions, invests at least 80% of assets in equity securities. At least 65% of assets will normally be invested in securities principally traded in three or more countries outside of the U.S. These securities may include common stocks as well as securities convertible into common stock.

ING Variable Products Trust - ING VP International Value Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital appreciation. Invests primarily in foreign companies with market capitalizations greater than $1 billion, but may hold up to 25% of assets in companies with smaller market capitalizations. Under normal circumstances, will invest at least 65% of total assets in securities of companies located in at least three countries other than the U.S., which may include emerging market countries.

ING Variable Products Trust - ING VP MidCap Opportunities Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stocks of mid-sized U.S. companies that the subadviser believes have above average prospects for growth. For this Portfolio, mid-size companies are those with market capitalizations that fall within the range of companies in the Russell MidCap Growth Index.

ING VP Money Market Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide high current return, consistent with preservation of capital and liquidity, through investment in high-quality money market instruments. Invests in a diversified portfolio of high-quality fixed income securities denominated in U.S. dollars, with short remaining maturities. There is no guarantee that the ING VP Money Market Subaccount will have a positive or level return.

58

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Variable Products Trust - ING VP Real Estate Portfolio (Class I Shares)	ING Investments, LLC Subadviser: ING Clarion Real Estate Securities.

  Seeks total return. Under normal market conditions, invests at least 80% of assets in common and preferred stocks of U.S. real estate investment trusts (REITs) and real estate companies. For this Portfolio, real estate companies consist of companies that are principally engaged in the real estate industry. May invest in companies with any market capitalization; however, the subadviser will generally not invest in companies with market capitalization of less than $100 million at the time of purchase.

ING Variable Portfolios, Inc. - ING VP Small Company Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stocks of companies with smaller market capitalizations. Under normal market conditions, invests at least 80% of net assets in common stocks and securities convertible into common stock of small-capitalization companies.

ING Variable Products Trust - ING VP SmallCap Opportunities Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks long-term capital appreciation. Normally invests at least 80% of assets in the common stock of smaller, lesser-known U.S. companies that the subadviser believes have above average prospects for growth. For this Portfolio, smaller companies are those with market capitalizations that fall within the range of companies in the Russell 2000 Growth Index.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Balanced Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide total return (i.e., income and capital appreciation, both realized and unrealized). Managed for investors seeking a balance between income and capital appreciation who generally have an investment horizon exceeding ten years and a moderate level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 60% equities, 35% fixed income and 5% money market instruments under neutral market conditions.

59

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Growth Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide capital appreciation. Managed for investors seeking capital appreciation who generally have an investment horizon exceeding 15 years and a high level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 80% equities and 20% fixed income under neutral market conditions.

ING Strategic Allocation Portfolios, Inc. - ING VP Strategic Allocation Income Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks to provide total return consistent with preservation of capital. Managed for investors primarily seeking total return consistent with capital preservation who generally have an investment horizon exceeding five years and a low level of risk tolerance. Under normal market conditions, allocates assets among several classes of equities, fixed-income securities (including up to 15% of total assets in high-yield instruments) and money market instruments. The benchmark portfolio is 35% equities, 55% fixed income and 10% money market instruments under neutral market conditions.

ING Variable Portfolios, Inc. - ING VP Value Opportunity Portfolio (Class I Shares)	ING Investments, LLC Subadviser: Aeltus Investment Management, Inc.

  Seeks growth of capital primarily through investment in a diversified portfolio of common stocks and securities convertible into common stock. Under normal market conditions, invests at least 65% of total assets in common stocks and securities convertible into common stock.

Janus Aspen Series - Balanced Portfolio (Institutional Shares)	Janus Capital

  Seeks long-term capital growth, consistent with preservation of capital and balanced by current income. Normally invests 40-60% of its assets in securities selected primarily for their growth potential and 40-60% of its assets in securities selected primarily for their income potential. Will normally invest at least 25% of its assets in fixed-income securities.

Janus Aspen Series - Capital Appreciation Portfolio (Service Shares)	Janus Capital

  A nondiversified Portfolio that seeks long-term growth of capital. Invests primarily in common stocks selected for their growth potential. May invest in companies of any size, from larger, well-established companies to smaller, emerging growth companies.

60

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Janus Aspen Series - Flexible Income Portfolio (Institutional Shares)	Janus Capital

  Seeks to obtain maximum total return, consistent with the preservation of capital. Invests primarily in a wide variety of income-producing securities such as corporate bonds and notes, government securities, including agency securities, and preferred stock. Will invest at least 80% of its assets in income-producing securities. Will invest at least 65% of its assets in investment grade debt securities and will maintain an average-weighted effective maturity of five to ten years. Will limit its investment in high-yield/high-risk bonds to less than 35% of its net assets.

Janus Aspen Series - Growth Portfolio (Institutional Shares)	Janus Capital

  Seeks long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks selected for their growth potential. Although it can invest in companies of any size, it generally invests in larger, more established companies.

Janus Aspen Series - Mid Cap Growth Portfolio (Institutional Shares)	Janus Capital

  Seeks long-term growth of capital. Invests, under normal circumstances, at least 80% of its net assets in equity securities of mid-sized companies whose market capitalization falls, at the time of purchase, in the 12-month average of the capitalization ranges of the Russell MidCap Growth Index.

Janus Aspen Series - Worldwide Growth Portfolio (Institutional Shares)	Janus Capital

  Seeks long-term growth of capital in a manner consistent with the preservation of capital. Invests primarily in common stocks of companies of any size located throughout the world. Normally invests in issuers from at least five different countries, including the United States. May at times invest in fewer than five countries or even in a single country.

Lord Abbett Series Fund, Inc. - Growth and Income Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC

  Seeks long-term growth of capital and income without excessive fluctuations in market value. Primarily purchases equity securities of large, seasoned, U.S. and multinational companies which Lord Abbett believes are undervalued. Under normal circumstances, will invest at least 80% of net assets in equity securities of large companies with market capitalizations of at least $5 billion at the time of purchase. This market capitalization may vary in response to changes in the markets. Equity securities may include common stocks, convertible bonds, convertible preferred stocks and warrants and similar instruments.

61

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Lord Abbett Series Fund, Inc. - Mid-Cap Value Portfolio (Class VC Shares)	Lord, Abbett & Co. LLC

  Seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace. Normally invests at least 80% of net assets, plus the amount of any borrowings for investment purposes, in equity securities of mid-sized companies, those with market capitalizations of roughly $500 million to $10 billion, at the time of purchase. This market capitalization range may vary in response to changes in the markets.

Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA	OppenheimerFunds, Inc.

  Seeks long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations that are considered to have appreciation possibilities. Invests mainly in common stocks and can also buy other equity securities, including preferred stocks and convertible securities in the U.S. and foreign countries.

Oppenheimer Variable Account Funds - Oppenheimer Strategic Bond Fund/VA	OppenheimerFunds, Inc.

  Seeks a high level of current income principally derived from interest on debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. Government securities, and lower-grade high-yield securities of U.S. and foreign companies.

Pioneer Variable Contracts Trust - Pioneer Equity Income VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks current income and long-term growth of capital from a portfolio consisting primarily of income producing equity securities of U.S. corporations. Normally, the portfolio invests at least 80% of its total assets in income producing equity securities of U.S. issuers. The income producing equity securities in which the portfolio may invest include common stocks, preferred stocks and interests in real estate investment trusts (REITs). The remainder of the portfolio may be invested in debt securities, most of which are expected to be convertible into common stocks.

62

Fund Name	Investment Adviser/ Subadviser	Investment Objective(s)/Summary of Principal Investment Strategies
Pioneer Variable Contracts Trust - Pioneer Fund VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks reasonable income and capital growth. Invests in a broad list of carefully selected, reasonably priced securities rather than in securities whose prices reflect a premium resulting from their current market popularity. The portfolio invests the major portion of its assets in equity securities, primarily of U.S. issuers. For purposes of the portfolio's investment policies, equity securities include common stocks, convertible debt and other equity instruments, such as depositary receipts, warrants, rights, interests in real estate investment trusts (REITs) and preferred stocks.

Pioneer Variable Contracts Trust - Pioneer Mid Cap Value VCT Portfolio (Class I Shares)	Pioneer Investment Management, Inc.

  Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks. Normally, invests at least 80% of total assets in equity securities of mid-size companies, that is, companies with market values within the range of market values of companies included in the Russell Midcap® Value Index.

  ;
63

  ;

Appendix VI Condensed Financial Information

  Except for subaccounts which did not commence operations as of December 31, 2003, the following tables give (1) the accumulation unit value (AUV) at the beginning of the period, (2) the AUV at the end of the period and (3) the total number of accumulation units outstanding at the end of the period for each subaccount of Variable Annuity Account C available under the contracts for the indicated periods. For those subaccounts that commenced operations during the period ended December 31, 2003 the "Value at beginning of period" shown is the value at first date of investment. For those subaccounts that ended operations during the period ended December 31, 2003 the "Value at end of period" shown is the value at the last date of investment.

  TABLE I
  FOR CONTRACTS ISSUED AFTER MARCH 1994 WITH TOTAL SEPARATE ACCOUNT
  ANNUAL EXPENSES OF 1.25%*
  (Selected data for accumulation units outstanding throughout each period)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$6.85	$9.168	$12.101	$13.753	$10.217
Value at end of period	$8.76	$6.85	$9.168	$12.101	$13.753
Number of accumulation units outstanding at end of period	85,637	89,448	103,951	105,550	7,992
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$6.28	$7.534	$9.887	$11.716	$9.627
Value at end of period	$7.72	$6.28	$7.534	$9.887	$11.716
Number of accumulation units outstanding at end of period	177,652	209,051	251,216	219,944	53,572
AIM V.I. GROWTH FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$4.22	$6.188	$9.477	$12.069	$9.819
Value at end of period	$5.47	$4.22	$6.188	$9.477	$12.069
Number of accumulation units outstanding at end of period	117,002	123,347	139,899	141,427	31,910

64

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during May 1999)
Value at beginning of period	$5.77	$8.375	$9.699	$11.506	$9.746
Value at end of period	$7.12	$5.77	$8.375	$9.699	$11.506
Number of accumulation units outstanding at end of period	99,513	114,782	162,645	124,167	49,173
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during June 1998)
Value at beginning of period	$8.88	$10.231	$11.133	$11.637	$10.500	$9.839
Value at end of period	$10.46	$8.88	$10.231	$11.133	$11.637	$10.500
Number of accumulation units outstanding at end of period	53,829	41,036	36,379	23,977	29,860	17,068
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156	$13.994	$11.681	$10.000
Value at end of period	$24.53	$19.34	$21.598	$24.923	$27.024	$22.023	$17.156	$13.994	$11.681
Number of accumulation units outstanding at end of period	706,490	665,550	742,484	805,532	888,915	834,976	811,557	500,034	174,259
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during May 1994)
Value at beginning of period	$18.91	$23.057	$24.567	$22.942	$21.848	$19.818	$15.664	$13.880	$10.403	$10.000
Value at end of period	$24.34	$18.91	$23.057	$24.567	$22.942	$21.848	$19.818	$15.664	$13.880	$10.403
Number of accumulation units outstanding at end of period	880,788	919,343	1,042,820	946,481	1,171,916	1,332,063	1,311,211	1,166,495	766,360	100,574
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during May 1994)
Value at beginning of period	$17.84	$25.853	$31.791	$36.160	$26.641	$19.339	$15.858	$14.000	$10.472	$10.000
Value at end of period	$23.41	$17.84	$25.853	$31.791	$36.160	$26.641	$19.339	$15.858	$14.000	$10.472
Number of accumulation units outstanding at end of period	1,157,472	1,200,977	1,454,622	1,500,686	1,477,316	1,278,104	1,110,079	994,616	612,992	121,070
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during May 1994)
Value at beginning of period	$9.71	$12.330	$15.838	$19.825	$14.074	$12.640	$11.473	$10.262	$9.474	$10.000
Value at end of period	$13.74	$9.71	$12.330	$15.838	$19.825	$14.074	$12.640	$11.473	$10.262	$9.474
Number of accumulation units outstanding at end of period	138,072	115,530	137,442	146,480	164,209	194,687	221,450	182,533	166,303	54,387
65

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during September 2001)
Value at beginning of period	$9.22	$10.293	$8.071
Value at end of period	$12.04	$9.22	$10.293
Number of accumulation units outstanding at end of period	53,543	31,988	1,354
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$7.64	$8.320
Value at end of period	$9.61	$7.64
Number of accumulation units outstanding at end of period	4,171	1,138
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$7.17	$9.570
Value at end of period	$10.24	$7.17
Number of accumulation units outstanding at end of period	50,768	28,365
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$6.85	$9.050
Value at end of period	$9.08	$6.85
Number of accumulation units outstanding at end of period	10,386	5,333
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.08	$10.020
Value at end of period	$10.81	$8.08
Number of accumulation units outstanding at end of period	46,787	19,927

66

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.69	$10.020
Value at end of period	$11.45	$8.69
Number of accumulation units outstanding at end of period	38,746	10,876
ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$7.59	$9.320
Value at end of period	$9.27	$7.59
Number of accumulation units outstanding at end of period	13,719	8,567
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.49	$17.910	$24.820	$31.255	$19.978	$16.986	$16.776
Value at end of period	$18.52	$14.49	$17.910	$24.820	$31.255	$19.978	$16.986
Number of accumulation units outstanding at end of period	265,773	300,037	357,693	408,735	437,547	467,484	516,231
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$9.17	$9.950
Value at end of period	$11.78	$9.17
Number of accumulation units outstanding at end of period	21,349	12,061
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$7.36	$10.670	$14.359	$15.421	$10.495	$9.828
Value at end of period	$9.31	$7.36	$10.670	$14.359	$15.421	$10.495
Number of accumulation units outstanding at end of period	247,143	289,373	367,527	318,660	77,143	42,213

67

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.32	$9.910
Value at end of period	$10.83	$8.32
Number of accumulation units outstanding at end of period	9,879	1,224
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.00	$8.280
Value at end of period	$10.29	$8.00
Number of accumulation units outstanding at end of period	66,001	33,323
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$10.72	$10.000
Value at end of period	$11.01	$10.72
Number of accumulation units outstanding at end of period	147,674	116,420
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927	$15.114
Value at end of period	$12.90	$9.45	$14.795	$20.033	$28.481	$19.114	$14.927
Number of accumulation units outstanding at end of period	866,225	937,116	1,153,477	1,261,315	1,234,595	1,369,984	1,368,373
ING SALOMON BROTHERS FUNDAMENTAL VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$7.48	$8.900
Value at end of period	$10.39	$7.48
Number of accumulation units outstanding at end of period	26,126	6,358

68

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during June 2002)
Value at beginning of period	$7.62	$8.950
Value at end of period	$9.88	$7.62
Number of accumulation units outstanding at end of period	21,517	11,753
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131	$15.809
Value at end of period	$21.06	$16.28	$21.496	$24.245	$24.557	$20.328	$16.131
Number of accumulation units outstanding at end of period	503,621	492,198	612,057	636,137	668,583	717,872	701,952
ING UBS U.S. ALLOCATION PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$7.61	$8.490
Value at end of period	$9.55	$7.61
Number of accumulation units outstanding at end of period	28,571	33,009
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795	$14.067
Value at end of period	$13.85	$11.22	$15.129	$19.365	$20.527	$16.758	$13.795
Number of accumulation units outstanding at end of period	484,939	643,895	744,284	850,004	930,521	1,054,685	1,200,982
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during May 2002)
Value at beginning of period	$8.31	$10.160
Value at end of period	$10.64	$8.31
Number of accumulation units outstanding at end of period	63,214	15,405

69

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during April 1994)
Value at beginning of period	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811	$15.551	$13.673	$10.868	$11.057
Value at end of period	$23.54	$20.06	$22.642	$23.936	$24.372	$21.723	$18.811	$15.551	$13.673	$10.868
Number of accumulation units outstanding at end of period	2,611,812	3,122,041	4,053,042	4,540,991	5,427,321	6,268,762	6,663,594	7,803,572	940,933	261,895
ING VP BOND PORTFOLIO
(Funds were first received in this option during April 1994)
Value at beginning of period	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238	$12.377	$12.098	$10.360	$10.905
Value at end of period	$18.10	$17.24	$16.115	$15.007	$13.859	$14.137	$13.238	$12.377	$12.098	$10.360
Number of accumulation units outstanding at end of period	1,341,945	1,668,772	1,882,061	1,685,438	2,085,755	2,490,832	2,482,652	3,717,900	354,993	148,193
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during May 2000)
Value at beginning of period	$2.57	$4.436	$5.831	$9.999
Value at end of period	$3.70	$2.57	$4.436	$5.831
Number of accumulation units outstanding at end of period	340,052	287,488	394,229	276,443
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during April 1994)
Value at beginning of period	$15.27	$20.618	$25.588	$29.100	$25.094	$22.194	$17.302	$14.077	$10.778	$11.020
Value at end of period	$19.02	$15.27	$20.618	$25.588	$29.100	$25.094	$22.194	$17.302	$14.077	$10.778
Number of accumulation units outstanding at end of period	8,911,586	10,681,544	13,049,579	15,052,266	17,496,241	19,989,922	21,842,444	29,130,769	2,370,234	602,838
ING VP GROWTH OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$6.02	$7.830
Value at end of period	$7.91	$6.02
Number of accumulation units outstanding at end of period	21,003	4,717

70

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173	$11.137
Value at end of period	$13.51	$10.49	$14.953	$20.761	$23.875	$17.912	$13.173
Number of accumulation units outstanding at end of period	371,564	410,106	546,125	644,933	516,658	289,055	21,371
ING VP INDEX PLUS LARGECAP PORTFOLIO

  (The initial accumulation unit value was established during August 1996, when the portfolio became available under the contract, when funds were first received in this option or when the applicable daily asset charge was first utilized)

Value at beginning of period	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924	$10.000
Value at end of period	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$10.924
Number of accumulation units outstanding at end of period	1,129,974	1,103,634	1,322,389	1,239,414	1,067,590	616,724	159,461	13,142
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.48	$14.374	$14.751	$12.455	$10.891	$9.925
Value at end of period	$16.32	$12.48	$14.374	$14.751	$12.455	$10.891
Number of accumulation units outstanding at end of period	435,317	386,466	284,426	185,615	51,901	35,031
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$9.07	$10.579	$10.461	$9.645	$8.815	$9.918
Value at end of period	$12.19	$9.07	$10.579	$10.461	$9.645	$8.815
Number of accumulation units outstanding at end of period	219,909	189,054	134,002	91,047	73,715	40,793
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$6.25	$8.632	$11.484	$14.594	$9.765	$10.182
Value at end of period	$8.15	$6.25	$8.632	$11.484	$14.594	$9.765
Number of accumulation units outstanding at end of period	88,586	74,977	80,579	102,558	55,009	25,090

71

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$7.97	$9.542	$9.844
Value at end of period	$10.23	$7.97	$9.542
Number of accumulation units outstanding at end of period	63,812	19,369	23,434
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$6.92	$9.446	$10.042
Value at end of period	$9.33	$6.92	$9.446
Number of accumulation units outstanding at end of period	27,409	14,659	2,083
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during April 1994)
Value at beginning of period	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.473	$11.026	$10.528	$10.241
Value at end of period	$13.93	$13.98	$13.929	$13.571	$12.917	$12.447	$11.951	$11.473	$11.026	$10.528
Number of accumulation units outstanding at end of period	1,330,998	1,919,745	2,629,444	2,471,828	2,636,397	2,329,195	2,227,782	3,510,588	544,383	334,746
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.46	$19.070	$18.568	$17.617	$13.633	$13.654	$10.816
Value at end of period	$19.63	$14.46	$19.070	$18.568	$17.617	$13.633	$13.654
Number of accumulation units outstanding at end of period	340,140	336,830	366,998	295,893	183,701	208,454	71,911
ING VP SMALLCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$4.98	$8.945	$10.123
Value at end of period	$6.82	$4.98	$8.945
Number of accumulation units outstanding at end of period	55,321	11,826	2,593

72

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$13.71	$15.345	$16.707	$16.847	$15.478	$14.797	$12.744	$10.862	$10.000
Value at end of period	$16.17	$13.71	$15.345	$16.707	$16.847	$15.478	$14.797	$12.744	$10.862
Number of accumulation units outstanding at end of period	216,639	220,388	266,564	314,495	372,046	514,093	424,250	165,860	47,204
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$13.47	$15.811	$18.100	$18.450	$16.337	$15.860	$13.395	$10.976	$10.000
Value at end of period	$16.54	$13.47	$15.811	$18.100	$18.450	$16.337	$15.860	$13.395	$10.976
Number of accumulation units outstanding at end of period	268,308	281,512	366,303	423,053	473,603	592,247	554,873	201,475	49,748
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during July 1995)
Value at beginning of period	$14.27	$15.104	$15.667	$15.135	$14.310	$13.550	$11.982	$10.626	$10.000
Value at end of period	$16.01	$14.27	$15.104	$15.667	$15.135	$14.310	$13.550	$11.982	$10.626
Number of accumulation units outstanding at end of period	210,476	231,298	336,932	359,253	412,346	507,368	382,217	188,303	20,531
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$13.44	$18.388	$20.602	$18.930	$16.030	$13.261	$10.977
Value at end of period	$16.54	$13.44	$18.388	$20.602	$18.930	$16.030	$13.261
Number of accumulation units outstanding at end of period	216,751	272,286	305,477	157,727	118,476	112,739	33,295
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$21.71	$23.498	$24.969	$25.859	$20.657	$15.576	$12.917	$11.259	$10.000
Value at end of period	$24.45	$21.71	$23.498	$24.969	$25.859	$20.657	$15.576	$12.917	$11.259
Number of accumulation units outstanding at end of period	825,909	874,405	1,038,256	960,790	760,024	447,035	241,028	127,631	34,072

73

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
JANUS ASPEN CAPTIAL APPRECIATION PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.32	$9.700
Value at end of period	$9.88	$8.32
Number of accumulation units outstanding at end of period	29,639	6,808
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during May 1998)
Value at beginning of period	$12.74	$11.672	$10.971	$10.455	$10.419	$10.054
Value at end of period	$13.38	$12.74	$11.672	$10.971	$10.455	$10.419
Number of accumulation units outstanding at end of period	195,321	194,830	162,059	88,906	58,739	54,517
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$14.30	$19.699	$26.504	$31.406	$22.086	$16.485	$13.599	$11.626	$10.000
Value at end of period	$18.60	$14.30	$19.699	$26.504	$31.406	$22.086	$16.485	$13.599	$11.626
Number of accumulation units outstanding at end of period	546,094	650,992	827,887	955,552	773,103	465,446	376,501	250,918	78,126
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during July 1995)
Value at beginning of period	$12.90	$18.127	$30.318	$45.025	$20.226	$15.254	$13.710	$12.861	$10.000
Value at end of period	$17.21	$12.90	$18.127	$30.318	$45.025	$20.226	$15.254	$13.710	$12.861
Number of accumulation units outstanding at end of period	933,353	1,043,856	1,307,191	1,454,286	1,118,453	565,275	493,462	495,557	167,920
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$18.22	$24.771	$32.342	$38.832	$23.910	$18.779	$15.566	$12.216	$10.000
Value at end of period	$22.32	$18.22	$24.771	$32.342	$38.832	$23.910	$18.779	$15.566	$12.216
Number of accumulation units outstanding at end of period	1,007,273	1,166,146	1,480,954	1,661,140	1,490,250	1,360,741	1,206,175	526,646	65,384

74

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
LORD ABBETT GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2001)
Value at beginning of period	$7.85	$9.703	$9.621
Value at end of period	$10.16	$7.85	$9.703
Number of accumulation units outstanding at end of period	250,016	50,630	3,183
LORD ABBETT MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$8.32	$9.341	$8.988
Value at end of period	$10.25	$8.32	$9.341
Number of accumulation units outstanding at end of period	133,264	56,099	11,047
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$10.87	$14.137	$16.275	$15.681	$10.018	$9.865
Value at end of period	$15.35	$10.87	$14.137	$16.275	$15.681	$10.018
Number of accumulation units outstanding at end of period	405,833	283,435	210,818	166,004	29,387	11,129
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998)
Value at beginning of period	$11.19	$10.545	$10.185	$10.048	$9.895	$9.988
Value at end of period	$13.05	$11.19	$10.545	$10.185	$10.048	$9.895
Number of accumulation units outstanding at end of period	121,435	77,913	63,326	29,298	20,573	13,885
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during July 2001)
Value at beginning of period	$7.99	$9.610	$9.810
Value at end of period	$9.67	$7.99	$9.610
Number of accumulation units outstanding at end of period	65,072	22,002	3,382

75

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during February 2002)
Value at beginning of period	$7.53	$9.390
Value at end of period	$9.21	$7.53
Number of accumulation units outstanding at end of period	11,093	8,956
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during August 2001)
Value at beginning of period	$8.73	$9.961	$9.785
Value at end of period	$11.86	$8.73	$9.961
Number of accumulation units outstanding at end of period	64,303	15,155	3,865

*

  This table applies to all 1994 and 1992 internal rollover contracts issued on or after March 23, 1994 and all contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued on or after March 29, 1994.

76

Condensed Financial Information (continued)

TABLE II FOR CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.15% (Selected data for accumulation units outstanding throughout each period)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$6.87	$12.871	$12.121	$13.762	$10.465
Value at end of period	$8.80	$6.87	$12.871	$12.121	$13.762
Number of accumulation units outstanding at end of period	5,849	6,526	0	79	79
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during January 2000)
Value at beginning of period	$6.30	$7.554	$9.903	$10.853
Value at end of period	$7.75	$6.30	$7.554	$9.903
Number of accumulation units outstanding at end of period	1,241	20,312	19,314	19,412
AIM V.I. GROWTH FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$4.23	$6.204	$9.493	$12.077	$10.207
Value at end of period	$5.49	$4.23	$6.204	$9.493	$12.077
Number of accumulation units outstanding at end of period	1,096	1,136	1,135	1,149	14
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during August 1999)
Value at beginning of period	$5.79	$8.397	$9.715	$11.514	$10.171
Value at end of period	$7.16	$5.79	$8.397	$9.715	$11.514
Number of accumulation units outstanding at end of period	8,615	8,616	1,875	1,771	662
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.92	$9.050
Value at end of period	$10.52	$8.92
Number of accumulation units outstanding at end of period	4,603	628
77

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$19.48	$21.741	$25.063	$27.150	$22.103	$17.201	$14.016	$11.689	$10.000
Value at end of period	$24.74	$19.48	$21.741	$25.063	$27.150	$22.103	$17.201	$14.016	$11.689
Number of accumulation units outstanding at end of period	74,793	68,982	5,754	16,464	21,611	19,136	16,983	13,300	5,453
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during September 1994)
Value at beginning of period	$19.07	$23.233	$24.729	$23.071	$21.948	$19.890	$15.705	$13.902	$10.409	$10.000
Value at end of period	$24.58	$19.07	$23.233	$24.729	$23.071	$21.948	$19.890	$15.705	$13.902	$10.409
Number of accumulation units outstanding at end of period	127,574	138,866	75,694	84,691	94,759	114,565	162,627	194,798	118,679	43,852
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during November 1994)
Value at beginning of period	$18.00	$26.050	$32.002	$36.363	$26.764	$19.409	$15.900	$14.023	$10.479	$10.000
Value at end of period	$23.64	$18.00	$26.050	$32.002	$36.363	$26.764	$19.409	$15.900	$14.023	$10.479
Number of accumulation units outstanding at end of period	98,863	92,563	59,994	66,459	90,675	76,869	83,442	87,971	45,765	32,592
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during November 1994)
Value at beginning of period	$9.79	$12.424	$15.943	$19.936	$14.140	$12.686	$11.503	$10.278	$9.480	$10.000
Value at end of period	$13.88	$9.79	$12.424	$15.943	$19.936	$14.140	$12.686	$11.503	$10.278	$9.480
Number of accumulation units outstanding at end of period	12,760	7,754	8,057	9,199	8,089	15,876	23,721	35,293	4,284	5,098
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during July 2002)
Value at beginning of period	$9.24	$10.070
Value at end of period	$12.06	$9.24
Number of accumulation units outstanding at end of period	3,702	2,339
ING AELTUS ENHANCED INDEX PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.04	$8.460
Value at end of period	$10.13	$8.04
Number of accumulation units outstanding at end of period	2,586	2,587
78

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$7.32	$7.710
Value at end of period	$10.46	$7.32
Number of accumulation units outstanding at end of period	2,838	2,837
ING AMERICAN CENTURY SMALL CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.09	$8.270
Value at end of period	$10.83	$8.09
Number of accumulation units outstanding at end of period	15,801	2,645
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.69	$9.140
Value at end of period	$11.47	$8.69
Number of accumulation units outstanding at end of period	12,248	2,737
ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.05	$8.350
Value at end of period	$9.84	$8.05
Number of accumulation units outstanding at end of period	3,764	3,959
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$14.62	$18.055	$24.997	$31.447	$20.081	$17.056	$16.844
Value at end of period	$18.71	$14.62	$18.055	$24.997	$31.447	$20.081	$17.056
Number of accumulation units outstanding at end of period	30,214	48,136	32,985	35,392	34,626	27,591	34,030

79

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$9.17	$9.280
Value at end of period	$11.79	$9.17
Number of accumulation units outstanding at end of period	2,612	2,696
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1998)
Value at beginning of period	$7.39	$10.709	$14.398	$15.447	$10.502	$9.473
Value at end of period	$9.36	$7.39	$10.709	$14.398	$15.447	$10.502
Number of accumulation units outstanding at end of period	9,839	40,474	5,863	11,758	12,266	12,126
ING MFS GLOBAL GROWTH PORTFOLIO
(Funds were first received in this option during August 2002)
Value at beginning of period	$8.32	$8.560
Value at end of period	$10.85	$8.32
Number of accumulation units outstanding at end of period	2,556	2,558
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during July 2002)
Value at beginning of period	$8.35	$8.450
Value at end of period	$10.75	$8.35
Number of accumulation units outstanding at end of period	11,412	673
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$10.75
Value at end of period	$11.03
Number of accumulation units outstanding at end of period	224
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.54	$14.919	$20.179	$28.661	$19.216	$14.991	$15.178
Value at end of period	$13.03	$9.54	$14.919	$20.179	$28.661	$19.216	$14.991
Number of accumulation units outstanding at end of period	62,500	72,100	32,390	36,463	48,709	72,542	97,555
80

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during June 2003)
Value at beginning of period	$9.05
Value at end of period	$10.16
Number of accumulation units outstanding at end of period	4,439
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.41	$21.637	$24.380	$24.669	$20.400	$16.172	$15.848
Value at end of period	$21.24	$16.41	$21.637	$24.380	$24.669	$20.400	$16.172
Number of accumulation units outstanding at end of period	41,743	33,398	24,854	30,566	43,662	47,436	44,362
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$11.32	$15.252	$19.503	$20.653	$16.844	$13.852	$14.124
Value at end of period	$13.99	$11.32	$15.252	$19.503	$20.653	$16.844	$13.852
Number of accumulation units outstanding at end of period	4,872	32,279	10,200	10,200	12,985	5,155	1,447
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$7.99
Value at end of period	$10.66
Number of accumulation units outstanding at end of period	14,877
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during November 1994)
Value at beginning of period	$20.24	$22.827	$24.108	$24.523	$21.836	$18.889	$15.600	$13.703	$10.880	$10.951
Value at end of period	$23.78	$20.24	$22.827	$24.108	$24.523	$21.836	$18.889	$15.600	$13.703	$10.880
Number of accumulation units outstanding at end of period	181,399	202,644	96,619	98,020	144,540	167,720	166,915	172,588	138,271	49,333

81

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP BOND PORTFOLIO
(Funds were first received in this option during October 1994)
Value at beginning of period	$17.40	$16.248	$15.115	$13.945	$14.211	$13.293	$12.416	$12.125	$10.373	$10.367
Value at end of period	$18.29	$17.40	$16.248	$15.115	$13.945	$14.211	$13.293	$12.416	$12.125	$10.373
Number of accumulation units outstanding at end of period	163,117	218,588	82,489	62,380	71,392	102,450	98,338	92,017	50,261	16,110
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during September 2001)
Value at beginning of period	$2.58	$4.443	$3.266
Value at end of period	$3.71	$2.58	$4.443
Number of accumulation units outstanding at end of period	79,810	80,342	2,277
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during October 1994)
Value at beginning of period	$15.41	$20.788	$25.772	$29.280	25.225	$22.287	$17.357	$14.108	$10.791	$10.875
Value at end of period	$19.21	$15.41	$20.788	$25.772	$29.280	$25.225	$22.287	$17.357	$14.108	$10.791
Number of accumulation units outstanding at end of period	443,340	538,742	331,651	481,222	488,810	548,039	461,571	405,331	273,578	110,420
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during October 1997)
Value at beginning of period	$10.55	$15.024	$20.839	$23.940	$17.943	$13.183	$14.472
Value at end of period	$13.60	$10.55	$15.024	$20.839	$23.940	$17.943	$13.183
Number of accumulation units outstanding at end of period	29,689	50,524	6,452	23,305	30,865	26,153	2,122
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$13.72	$17.681	$20.707	$23.120	$18.815	$14.463	$11.406
Value at end of period	$17.10	$13.72	$17.681	$20.707	$23.120	$18.815	$14.463
Number of accumulation units outstanding at end of period	134,888	160,223	27,451	66,254	56,950	45,787	10,121
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during March 2000)
Value at beginning of period	$12.54	$14.427	$14.791	$13.477
Value at end of period	$16.42	$12.54	$14.427	$14.791
Number of accumulation units outstanding at end of period	44,162	20,252	8,546	4,514
82

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during December 1999)
Value at beginning of period	$9.11	$10.618	$10.489	$9.661	$9.414
Value at end of period	$12.26	$9.11	$10.618	$10.489	$9.661
Number of accumulation units outstanding at end of period	39,667	19,957	16,834	1,442	1,062
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during October 1999)
Value at beginning of period	$6.28	$8.664	$11.514	$14.618	$11.160
Value at end of period	$8.20	$6.28	$8.664	$11.514	$14.618
Number of accumulation units outstanding at end of period	1,073	2,077	1,073	1,073	7,828
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during February 2003)
Value at beginning of period	$7.48
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	6,971
ING VP MIDCAP OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$9.09
Value at end of period	$9.36
Number of accumulation units outstanding at end of period	10,820
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during November 1994)
Value at beginning of period	$14.11	$14.044	$13.669	$12.997	$12.512	$12.002	$11.510	$11.051	$10.541	$10.484
Value at end of period	$14.07	$14.11	$14.044	$13.669	$12.997	$12.512	$12.002	$11.510	$11.051	$10.541
Number of accumulation units outstanding at end of period	131,947	459,877	190,821	258,757	348,708	190,680	137,699	173,308	145,629	9,736
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during June 1997)
Value at beginning of period	$14.54	$19.160	$18.638	$17.665	$13.657	$13.664	$11.541
Value at end of period	$19.76	$14.54	$19.160	$18.638	$17.665	$13.657	$13.664
Number of accumulation units outstanding at end of period	46,260	52,478	2,885	22,613	20,668	20,254	13,843
83

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$13.81	$15.445	$16.799	$16.923	$15.532	$14.835	$12.763	$10.868	$10.000
Value at end of period	$16.31	$13.81	$15.445	$16.799	$16.923	$15.532	$14.835	$12.763	$10.868
Number of accumulation units outstanding at end of period	10,610	18,977	18,902	18,918	39,125	35,562	20,404	15,074	2,394
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$13.57	$15.914	$18.200	$18.533	$16.395	$15.900	$13.415	$10.982	$10.000
Value at end of period	$16.68	$13.57	$15.914	$18.200	$18.533	$16.395	$15.900	$13.415	$10.982
Number of accumulation units outstanding at end of period	30,633	54,453	8,989	12,362	11,214	21,004	20,154	28,982	15,055
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during July 1995)
Value at beginning of period	$14.38	$15.202	$15.753	$15.203	$14.360	$13.583	$12.000	$10.631	$10.000
Value at end of period	$16.15	$14.38	$15.202	$15.753	$15.203	$14.360	$13.583	$12.000	$10.631
Number of accumulation units outstanding at end of period	33,847	48,487	15,761	17,675	43,422	76,396	77,495	19,864	17,106
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during September 1999 and August 1997)
Value at beginning of period	$13.52	$18.476	$20.679	$18.982	$16.754	$13.271	$12.904
Value at end of period	$16.66	$13.52	$18.476	$20.679	$18.982	$16.057	$13.271
Number of accumulation units outstanding at end of period	48,721	65,922	5,522	2,242	2,242	0	1,510
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$21.87	$23.652	$25.109	$25.978	$20.731	$15.616	$12.938	$11.265	$10.000
Value at end of period	$24.66	$21.87	$23.652	$25.109	$25.978	$20.731	$15.616	$12.938	$11.265
Number of accumulation units outstanding at end of period	106,730	126,073	73,228	85,789	73,950	22,911	24,214	15,488	9,383

84

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$12.80	$11.650
Value at end of period	$13.46	$12.80
Number of accumulation units outstanding at end of period	17,682	21,869
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during June 1995)
Value at beginning of period	$14.41	$19.829	$26.652	$31.550	$22.165	$16.528	$13.621	$11.633	$10.000
Value at end of period	$18.76	$14.41	$19.829	$26.652	$31.550	$22.165	$16.528	$13.621	$11.633
Number of accumulation units outstanding at end of period	27,137	33,463	44,920	54,279	44,364	33,676	7,407	6,308	3,238
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$13.00	$18.249	$30.490	$45.235	$20.300	$15.295	$13.733	$12.869	$10.000
Value at end of period	$17.36	$13.00	$18.249	$30.490	$45.235	$20.300	$15.295	$13.733	$12.869
Number of accumulation units outstanding at end of period	31,359	66,715	52,073	58,338	57,150	15,876	13,373	24,366	22,050
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during May 1995)
Value at beginning of period	$18.36	$24.936	$32.523	$39.011	$23.996	$18.828	$15.592	$12.223	$10.000
Value at end of period	$22.51	$18.36	24.936	$32.523	$39.011	$23.996	$18.828	$15.592	$12.223
Number of accumulation units outstanding at end of period	56,303	82,738	30,178	66,342	58,658	74,104	59,450	33,350	2,617
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$7.87	$10.130
Value at end of period	$10.19	$7.87
Number of accumulation units outstanding at end of period	45,241	28,771

85

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during January 2002)
Value at beginning of period	$8.33	$8.970
Value at end of period	$10.28	$8.33
Number of accumulation units outstanding at end of period	41,846	63,699
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during August 1999)
Value at beginning of period	$10.92	$14.189	$16.319	$15.707	$10.923
Value at end of period	$15.44	$10.92	$14.189	$16.319	$15.707
Number of accumulation units outstanding at end of period	40,357	20,158	15,615	15,425	658
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during March 2003)
Value at beginning of period	$11.61
Value at end of period	$13.12
Number of accumulation units outstanding at end of period	9,067
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during March 2002)
Value at beginning of period	$8.00	$9.930
Value at end of period	$9.70	$8.00
Number of accumulation units outstanding at end of period	18,217	28,883
PIONEER FUND VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$8.83
Value at end of period	$9.23
Number of accumulation units outstanding at end of period	998
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during November 2002)
Value at beginning of period	$8.75	$8.690
Value at end of period	$11.89	$8.75
Number of accumulation units outstanding at end of period	5,575	26,331
86

Condensed Financial Information (continued)

TABLE III 1992 CONTRACTS ISSUED PRIOR TO MARCH 1994* (Selected data for accumulation units outstanding throughout each period)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during September 2003)
Value at beginning of period	$8.13
Value at end of period	$8.88
Number of accumulation units outstanding at end of period	532
AIM V.I. GROWTH FUND
(Funds were first received in this option during October 2003)
Value at beginning of period	$5.25
Value at end of period	$5.68
Number of accumulation units outstanding at end of period	2,198
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during June 2000)
Value at beginning of period	$5.91	$8.584	$9.942	$11.650
Value at end of period	$7.30	$5.91	$8.584	$9.942
Number of accumulation units outstanding at end of period	351	166	53	18
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$22.98	$26.491	$28.827	$30.131	$27.186	$23.675	$19.965	$17.951	$13.990	$14.640
Value at end of period	$27.08	$22.98	$26.491	$28.827	$30.131	$27.186	$23.675	$19.965	$17.951	$13.990
Number of accumulation units outstanding at end of period	687	18,579	19,629	17,779	880,319	917,567	929,282	898,279	856,361	743,464
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract)
Value at beginning of period	$19.47	$21.749	$25.097	$27.214	$22.177	$17.276	$14.092	$11.763	$10.000
Value at end of period	$24.70	$19.47	$21.749	$25.097	$27.214	$22.177	$17.276	$14.092	$11.763
Number of accumulation units outstanding at end of period	12,795	2,568	2,117	1,721	3,780,287	3,333,320	2,706,862	1,522,169	525,476
87

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during May 1995, when the fund became available under the contract)
Value at beginning of period	$15.83	$19.298	$20.561	$19.201	$18.285	$16.587	$13.110	$11.617	$10.000
Value at end of period	$20.37	$15.83	$19.298	$20.561	$19.201	$18.285	$16.587	$13.110	$11.617
Number of accumulation units outstanding at end of period	2,069	396	916	876	2,271,494	2,533,673	2,139,178	1,454,755	628,582
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during January 1997)
Value at beginning of period	$13.00	$18.832	$23.158	$26.340	$19.406	$14.087	$11.843
Value at end of period	$17.05	$13.00	$18.832	$23.158	$26.340	$19.406	$14.087
Number of accumulation units outstanding at end of period	1,037	461	289	163	78	72	29
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$15.11	$18.672	$25.876	$32.585	$20.829	$17.709	$17.490
Value at end of period	$19.31	$15.11	$18.672	$25.876	$32.585	$20.829	$17.709
Number of accumulation units outstanding at end of period	1,887	27,815	33,687	35,301	2,807,485	2,962,631	3,237,710
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$20.57	$29.828	$40.144	$43.112	$29.339	$23.440	$23.106
Value at end of period	$26.02	$20.57	$29.828	$40.144	$43.112	$29.339	$23.440
Number of accumulation units outstanding at end of period	893	49,978	52,756	54,583	2,448,587	2,244,308	2,018,219
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.53	$14.914	$20.194	$28.710	$19.268	$15.046	$15.236
Value at end of period	$13.00	$9.53	$14.914	$20.194	$28.710	$19.268	$15.046
Number of accumulation units outstanding at end of period	5,528	97,563	101,413	96,466	3,024,975	3,101,880	2,707,904

88

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$16.76	$22.131	$24.962	$25.283	$20.929	$16.608	$16.276
Value at end of period	$21.68	$16.76	$22.131	$24.962	$25.283	$20.929	$16.608
Number of accumulation units outstanding at end of period	2,064	528	383	199	1,549,310	1,564,888	1,317,058
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during November 1997)
Value at beginning of period	$9.73	$13.116	$16.788	$17.796	$14.528	$11.960	$12.195
Value at end of period	$12.01	$9.73	$13.116	$16.788	$17.796	$14.528	$11.960
Number of accumulation units outstanding at end of period	584	64,675	75,613	78,522	194,296	1,379,653	232,418
ING VP BALANCED PORTFOLIO, INC.
(Funds have been in this option for more than ten years)
Value at beginning of period	$26.33	$29.730	$31.424	$32.002	$28.524	$24.700	$20.419	$17.954	$14.270	$14.519
Value at end of period	$30.91	$26.33	$29.730	$31.424	$32.002	$28.524	$24.700	$20.419	$17.954	$14.270
Number of accumulation units outstanding at end of period	128	35,681	35,756	148,870	2,155,445	2,294,877	2,160,305	2,716,641	9,193,181	21,990,186
ING VP BOND PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$66.86	$62.489	$58.190	$53.738	$54.819	$51.330	$47.992	$46.913	$40.173	$42.283
Value at end of period	$70.19	$66.86	$62.489	$58.190	$53.738	$54.819	$51.330	$47.992	$46.913	$40.173
Number of accumulation units outstanding at end of period	184	10,637	11,856	6,930	867,416	994,987	959,336	835,724	2,377,622	5,108,720
ING VP GROWTH AND INCOME PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$149.58	$201.929	$250.600	$284.994	$245.765	$217.359	$169.448	$137.869	$105.558	$107.925
Value at end of period	$186.23	$149.58	$201.929	$250.600	$284.994	$245.765	$217.359	$169.448	$137.869	$105.558
Number of accumulation units outstanding at end of period	295	10,050	10,924	11,885	1,555,542	1,747,097	1,826,355	2,071,139	6,364,000	13,966,072
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during September 1998)
Value at beginning of period	$7.97	$11.351	$15.760	$18.124	$13.597	$11.392
Value at end of period	$10.26	$7.97	$11.351	$15.760	$18.124	$13.597
Number of accumulation units outstanding at end of period	1,222	568	675	840	781	17
89

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP INDEX PLUS LARGECAP PORTFOLIO
(Funds were first received in this option during December 1997)
Value at beginning of period	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444	$14.493
Value at end of period	$16.98	$13.63	$17.587	$20.618	$23.044	$18.772	$14.444
Number of accumulation units outstanding at end of period	2,236	1,205	884	529	2,748,955	1,302,825	17,771
ING VP INDEX PLUS MIDCAP PORTFOLIO
(Funds were first received in this option during July 2001 and May 1998)
Value at beginning of period	$12.99	$14.965	$14.669	$12.967	$11.338	$9.928
Value at end of period	$16.99	$12.99	$14.965	$13.325	$12.967	$11.338
Number of accumulation units outstanding at end of period	382	31	9	0	73,984	35,201
ING VP INDEX PLUS SMALLCAP PORTFOLIO
(Funds were first received in this option during August 2002 and May 1998)
Value at beginning of period	$9.42	$9.620		$10.019	$9.157	$10.193
Value at end of period	$12.66	$9.42		$10.234	$10.019	$9.157
Number of accumulation units outstanding at end of period	405	29		0	118,433	81,388
ING VP MONEY MARKET PORTFOLIO
(Funds have been in this option for more than ten years)
Value at beginning of period	$48.16	$47.989	$46.754	$44.501	$42.883	$41.174	$39.528	$37.988	$36.271	$35.282
Value at end of period	$47.99	$48.16	$47.989	$46.754	$44.501	$42.883	$41.174	$39.528	$37.988	$36.271
Number of accumulation units outstanding at end of period	1,198	4,469	4,461	3,601	845,679	564,537	455,502	597,656	1,836,260	3,679,802
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during October 2003)
Value at beginning of period	$13.28
Value at end of period	$14.38
Number of accumulation units outstanding at end of period	107
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$13.39	$14.991	$16.322	$16.458	$15.120	$14.456	$12.577
Value at end of period	$13.33	$13.39	$14.991	$16.322	$16.458	$15.120	$14.456
Number of accumulation units outstanding at end of period	0	35	35	30	30,738	31,468	873
90

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during February 1997)
Value at beginning of period	$13.09	$15.374	$17.601	$17.940	$15.886	$15.422	$13.291
Value at end of period	$16.08	$13.09	$15.374	$17.601	$17.940	$15.886	$15.422
Number of accumulation units outstanding at end of period	322	262	203	149	33,852	21,430	380
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during May 1997)
Value at beginning of period	$14.21	$15.309	$15.599	$15.070	$14.248	$13.491	$12.296
Value at end of period	$15.94	$14.21	$15.039	$15.599	$15.070	$14.248	$13.491
Number of accumulation units outstanding at end of period	1,111	803	621	490	46,462	95,526	2,279
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during July 2002 and May 1998)
Value at beginning of period	$10.14	$11.050		$14.274	$12.088	$11.472
Value at end of period	$12.48	$10.14		$13.820	$14.274	$12.088
Number of accumulation units outstanding at end of period	187	60		0	74,768	33,957
JANUS ASPEN BALANCED PORTFOLIO
(The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract)
Value at beginning of period	$20.93	$22.652	$24.071	$24.929	$19.914	$15.016	$12.453	$10.853	$10.000
Value at end of period	$23.57	$20.93	$22.652	$24.071	$24.929	$19.914	$15.016	$12.453	$10.853
Number of accumulation units outstanding at end of period	11,632	839	675	592	476	3,698	7,873	231	161
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(The initial accumulation unit value was established at $10.000 during November 1994, when funds were first received in this option)
Value at beginning of period	$19.00	$17.419	$16.372	$15.601	$15.548	$14.430	$13.074	$12.124	$9.911	$10.000
Value at end of period	$19.97	$19.00	$17.419	$16.372	$15.601	$15.548	$14.430	$13.074	$12.124	$9.911
Number of accumulation units outstanding at end of period	554	9,149	6,498	2,254	6,629	8,967	5,211	3,761	3,345	1,555

91

Condensed Financial Information (continued)

	2003	2002	2001	2000	1999	1998	1997	1996	1995	1994
JANUS ASPEN GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract)
Value at beginning of period	$14.58	$20.094	$27.035	$32.036	$22.529	$16.816	$13.872	$11.859	$10.000
Value at end of period	$18.97	$14.58	$20.094	$27.035	$32.036	$22.529	$16.816	$13.872	$11.859
Number of accumulation units outstanding at end of period	2,946	1,870	1,949	1,534	2,721,885	1,354,047	1,109,942	663,945	109,717
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during June 1994, when funds were first received in this option)
Value at beginning of period	$15.37	$21.598	$36.122	$53.644	$24.098	$18.174	$16.334	$15.323	$12.169	$10.000
Value at end of period	$20.51	$15.37	$21.598	$36.122	$53.644	$24.098	$18.174	$16.334	$15.323	$12.169
Number of accumulation units outstanding at end of period	2,463	71,524	73,818	82,204	3,274,450	2,142,130	1,939,607	1,893,718	1,280,953	393,553
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(The initial accumulation unit value was established at $10.000 during July 1995, when the fund became available under the contract)
Value at beginning of period	$18.14	$24.654	$32.189	$38.648	$23.797	$18.690	$15.493	$12.158	$10.000
Value at end of period	$22.21	$18.14	$24.654	$32.189	$38.648	$23.797	$18.690	$15.493	$12.158
Number of accumulation units outstanding at end of period	4,310	2,880	2,206	1,678	5,548,674	4,687,167	3,873,511	2,090,908	314,653
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during June 1998)
Value at beginning of period	$11.18	$14.538	$16.737	$16.126	$10.303	$10.077
Value at end of period	$15.79	$11.18	$14.538	$16.737	$16.126	$10.303
Number of accumulation units outstanding at end of period	5,406	87	67	44	59,571	20,548
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during May 1998 and March 2003)
Value at beginning of period	$11.58			$10.089	$9.935	$10.055
Value at end of period	$13.10			$10.095	$10.089	$9.935
Number of accumulation units outstanding at end of period	179			0	173,219	100,555

*

This table applies to 1992 internal rollover contracts issued prior to March 23, 1994 and 1992 contracts not connected with an internal transfer (i.e., external rollovers or contracts established with at least a $1,000 annual purchase payment) issued prior to March 29, 1994.

92

Condensed Financial Information (continued)

TABLE IV FOR CERTAIN CONTRACTS WITH TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.25% (Selected data for accumulation units outstanding throughout each period)

2003
AIM V.I. CAPITAL APPRECIATION FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.26
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	1,939
AIM V.I. CORE EQUITY FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.36
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	4,157
AIM V.I. GROWTH FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.34
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	3,056
AIM V.I. PREMIER EQUITY FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.31
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	228
CALVERT SOCIAL BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.20
Value at end of period	$10.21
Number of accumulation units outstanding at end of period	662
FIDELITY® VIP CONTRAFUND® PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.35
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	44,105
FIDELITY® VIP EQUITY-INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.47
Value at end of period	$10.50
Number of accumulation units outstanding at end of period	35,849
93

Condensed Financial Information (continued)

2003
FIDELITY® VIP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.33
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	54,251
FIDELITY® VIP OVERSEAS PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.50
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	3,023
FRANKLIN SMALL CAP VALUE SECURITIES FUND
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.45
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	1,106
ING ALGER AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.37
Value at end of period	$10.30
Number of accumulation units outstanding at end of period	692
ING ALGER GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.38
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	1,233
ING BARON SMALL CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.28
Value at end of period	$10.23
Number of accumulation units outstanding at end of period	717
ING GOLDMAN SACHS® CAPITAL GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.34
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	290
ING JPMORGAN FLEMING INTERNATIONAL PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.45
Value at end of period	$10.53
Number of accumulation units outstanding at end of period	30,493
94

Condensed Financial Information (continued)

2003
ING JPMORGAN MID CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.27
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	70
ING MFS CAPITAL OPPORTUNITIES PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.34
Value at end of period	$10.35
Number of accumulation units outstanding at end of period	5,934
ING OPCAP BALANCED VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.30
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	1,123
ING PIMCO TOTAL RETURN PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.01
Value at end of period	$10.02
Number of accumulation units outstanding at end of period	2,227
ING SALOMON BROTHERS AGGRESSIVE GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.52
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	40,066
ING SALOMON BROTHERS INVESTORS VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.39
Value at end of period	$10.42
Number of accumulation units outstanding at end of period	1,728
ING T. ROWE PRICE GROWTH EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.36
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	22,239
ING UBS U.S. LARGE CAP EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.32
Value at end of period	$10.34
Number of accumulation units outstanding at end of period	138,029

95

Condensed Financial Information (continued)

2003
ING VAN KAMPEN COMSTOCK PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.45
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	568
ING VP BALANCED PORTFOLIO, INC.
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.22
Value at end of period	$10.22
Number of accumulation units outstanding at end of period	557,495
ING VP BOND PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.03
Value at end of period	$10.04
Number of accumulation units outstanding at end of period	159,726
ING VP GLOBAL SCIENCE AND TECHNOLOGY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.29
Value at end of period	$10.26
Number of accumulation units outstanding at end of period	8,038
ING VP GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.46
Value at end of period	$10.46
Number of accumulation units outstanding at end of period	855,351
ING VP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.33
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	15,889
ING VP INDEX PLUS LARGE CAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.36
Value at end of period	$10.38
Number of accumulation units outstanding at end of period	76,298
ING VP INDEX PLUS MID CAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.23
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	13,868

96

Condensed Financial Information (continued)

2003
ING VP INDEX PLUS SMALL CAP PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.37
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	12,695
ING VP INTERNATIONAL EQUITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.45
Value at end of period	$10.52
Number of accumulation units outstanding at end of period	466
ING VP INTERNATIONAL VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.42
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	55
ING VP MONEY MARKET PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.00
Value at end of period	$10.00
Number of accumulation units outstanding at end of period	45,491
ING VP SMALL COMPANY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.31
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	17,979
ING VP STRATEGIC ALLOCATION BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.24
Value at end of period	$10.24
Number of accumulation units outstanding at end of period	5,153
ING VP STRATEGIC ALLOCATION GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.30
Value at end of period	$10.31
Number of accumulation units outstanding at end of period	9,416
ING VP STRATEGIC ALLOCATION INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.18
Value at end of period	$10.18
Number of accumulation units outstanding at end of period	6,894

97

Condensed Financial Information (continued)

2003
ING VP VALUE OPPORTUNITY PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.38
Value at end of period	$10.41
Number of accumulation units outstanding at end of period	9,635
JANUS ASPEN BALANCED PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.19
Value at end of period	$10.20
Number of accumulation units outstanding at end of period	58,618
JANUS ASPEN FLEXIBLE INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.02
Value at end of period	$10.03
Number of accumulation units outstanding at end of period	4,808
JANUS ASPEN GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.22
Value at end of period	$10.25
Number of accumulation units outstanding at end of period	45,551
JANUS ASPEN MID CAP GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.30
Value at end of period	$10.28
Number of accumulation units outstanding at end of period	43,838
JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.46
Value at end of period	$10.49
Number of accumulation units outstanding at end of period	71,423
LORD ABBETT SERIES FUND - GROWTH AND INCOME PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.41
Value at end of period	$10.44
Number of accumulation units outstanding at end of period	4,574
LORD ABBETT SERIES FUND - MID-CAP VALUE PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.32
Value at end of period	$10.33
Number of accumulation units outstanding at end of period	4,083

98

Condensed Financial Information (continued)

2003
OPPENHEIMER GLOBAL SECURITIES FUND/VA
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.48
Value at end of period	$10.51
Number of accumulation units outstanding at end of period	15,096
OPPENHEIMER STRATEGIC BOND FUND/VA
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.11
Value at end of period	$10.13
Number of accumulation units outstanding at end of period	6,918
PIONEER EQUITY INCOME VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.37
Value at end of period	$10.37
Number of accumulation units outstanding at end of period	636
PIONEER MID CAP VALUE VCT PORTFOLIO
(Funds were first received in this option during December 2003)
Value at beginning of period	$10.27
Value at end of period	$10.27
Number of accumulation units outstanding at end of period	5,152

;
99
Please attach to your application

  ;

I hereby acknowledge receipt of an Account C Individual Variable Annuity Contract Prospectus dated May 1, 2004 for Individual Retirement Annuities and Simplified Employee Pension Plans, as well as the current prospectus pertaining to the Guaranteed Accumulation Account, if applicable.

___ Please send an Account C Statement of Additional Information (Form No. SAI.75988-04) dated May 1, 2004.

___Please send the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

 ;

CONTRACT HOLDER'S SIGNATURE

DATE

PRO.75988-04

PART B The Statement of Additional Information

VARIABLE ANNUITY ACCOUNT C

OF

ING LIFE INSURANCE AND ANNUITY COMPANY

;
Statement of Additional Information dated May 1, 2004
;
Individual Deferred Fixed or Variable Annuity Contracts for Individual
Retirement Annuities under Section 408(b), Roth Individual
Retirement Annuities under Section 408A and Simplified
Employee Pension Plans under Section 408(k)

This Statement of Additional Information is not a prospectus and should be read in conjunction with the current prospectus for Variable Annuity Account C (the "separate account") dated May 1, 2004.

A free prospectus is available upon request from the local ING Life Insurance and Annuity Company office or by writing to or calling:
ING
USFS Customer Service
Defined Contribution Administration, TS21
151 Farmington Avenue
Hartford, Connecticut 06156-1277
1-800-262-3862

Read the prospectus before you invest. Unless otherwise indicated, terms used in this Statement of Additional Information shall have the same meaning as in the prospectus.

TABLE OF CONTENTS

Page

General Information and History	2
Variable Annuity Account C	2
Offering and Purchase of Contracts	3
Income Phase Payments	4
Sales Material and Advertising	5
Independent Auditors	5
Financial Statements of the Separate Account	S-1
; Financial Statements of ING Life Insurance and Annuity Company and Subsidiaries ;	C-1

1

GENERAL INFORMATION AND HISTORY

ING Life Insurance and Annuity Company (the Company, we, us, our) issues the contract described in the prospectus and is responsible for providing each contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Connecticut in 1976 and an indirect wholly-owned subsidiary of ING Groep N.V., a global financial institution active in the fields of insurance, banking and asset management.
;
Through a merger, our operations include the business of Aetna Variable Annuity Life Insurance Company (formerly known as Participating Annuity Life Insurance Company, an Arkansas life insurance company organized in 1954). Our Home Office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. Prior to May 1, 2002, the Company was known as Aetna Life Insurance and Annuity Company.

As of December 31, 2003, the Company and its subsidiary life company had $48 billion invested through their products, including $33 billion in their separate accounts (of which the Company or its affiliate ING Investments, LLC manages or oversees the management of $22 billion). The Company is ranked based on assets among the top 1% of all U.S. life insurance companies rated by A.M. Best Company as of December 31, 2002.

;

In addition to serving as the depositor for the separate account, the Company is a registered investment adviser under the Investment Advisers Act of 1940. We provide investment advice to several of the registered management investment companies offered as variable investment options under the contracts funded by the separate account (see "Variable Annuity Account C" below).

Other than the mortality and expense risk charge and administrative expense charge, if any, described in the prospectus, all expenses incurred in the operations of the separate account are borne by the Company. However, the Company does receive compensation for certain administrative costs or distribution costs from the funds or affiliates of the funds used as funding options under the contract. (See "Fees" in the prospectus.)

The assets of the separate account are held by the Company. The separate account has no custodian. However, the funds in whose shares the assets of the separate account are invested each have custodians, as discussed in their respective prospectuses.

From this point forward, the term "contract(s)" refers only to those offered through the prospectus.

VARIABLE ANNUITY ACCOUNT C

Variable Annuity Account C is a separate account established by the Company for the purpose of funding variable annuity contracts issued by the Company. The separate account is registered with the Securities and Exchange Commission (SEC) as a unit investment trust under the Investment Company Act of 1940, as amended. Purchase payments to accounts under the contract may be allocated to one or more of the subaccounts. Each subaccount invests in the shares of only one of the funds listed below. We may make additions to, deletions from or substitutions of available investment options as permitted by law and subject to the conditions of the contract. The availability of the funds is subject to applicable regulatory authorization. Not all funds are available in all jurisdictions or under all contracts.

2

The funds currently available under the contract are as follows:
;

AIM V.I. Capital Appreciation Fund (Series I)
AIM V.I. Core Equity Fund (Series I)
AIM V.I. Growth Fund (Series I)
AIM V.I. Premier Equity Fund (Series I)
Calvert Social Balanced Portfolio
Fidelity® VIP Contrafund® Portfolio (Initial Class)
Fidelity® VIP Equity-Income Portfolio (Initial Class)
Fidelity® VIP Growth Portfolio (Initial Class)
Fidelity® VIP Overseas Portfolio (Initial Class)
Franklin Small Cap Value Securities Fund (Class 2)

ING Aeltus Enhanced Index Portfolio formerly ING DSI Enhanced Index Portfolio (Service Class)

ING Alger Aggressive Growth Portfolio (Service Class)
ING Alger Growth Portfolio (Service Class)

ING American Century Small Cap Value Portfolio (Service Class)

ING Baron Small Cap Growth Portfolio (Service Class)
ING GET U.S. Core Portfolio
ING Goldman Sachs® Capital Growth Portfolio (Service Class) (1)
ING JPMorgan Fleming International Portfolio (Initial Class)
ING JPMorgan Mid Cap Value Portfolio (Service Class)
ING MFS Capital Opportunities Portfolio (Initial Class)
ING MFS Global Growth Portfolio (Service Class)
ING OpCap Balanced Value Portfolio (Service Class)
ING PIMCO Total Return Portfolio (Service Class)

ING Salomon Brothers Aggressive Growth Portfolio (Initial Class)

ING Salomon Brothers Fundamental Value Portfolio (Service Class)

ING Salomon Brothers Investors Value Portfolio (Service Class)
ING T. Rowe Price Growth Equity Portfolio (Initial Class)

ING UBS U.S. Allocation Portfolio (formerly ING UBS Tactical Asset Allocation Portfolio) (Service Class)

ING UBS U.S. Large Cap Equity Portfolio (formerly ING MFS Research Equity Portfolio) (Initial Class)

ING Van Kampen Comstock Portfolio (Service Class)

ING VP Balanced Portfolio, Inc. (Class I)(2)
ING VP Bond Portfolio (Class I)(2)

ING VP Global Science and Technology Portfolio (formerly ING VP Technology Portfolio)(Class I) (2)

ING VP Growth and Income Portfolio (Class I)(2)
ING VP Growth Portfolio (Class I)(2)
ING VP Index Plus LargeCap Portfolio (Class I)(2)
ING VP Index Plus MidCap Portfolio (Class I)(2)
ING VP Index Plus SmallCap Portfolio (Class I)(2)
ING VP International Equity Portfolio (Class I)(2)
ING VP International Value Portfolio (Class I) (2)
ING VP MidCap Opportunities Portfolio (Class I) (3)
ING VP Money Market Portfolio (Class I)

ING VP Real Estate Portfolio (Class I)(4)
ING VP Small Company Portfolio (Class I) (2)
ING VP SmallCap Opportunities Portfolio (Class I) (2)
ING VP Strategic Allocation Balanced Portfolio (Class I) (2)
ING VP Strategic Allocation Growth Portfolio (Class I) (2)
ING VP Strategic Allocation Income Portfolio (Class I) (2)
ING VP Value Opportunity Portfolio (Class I) (2)
Janus Aspen Balanced Portfolio (Institutional Shares)
Janus Aspen Capital Appreciation Portfolio (Service Shares
Janus Aspen Flexible Income Portfolio (Institutional Shares)
Janus Aspen Growth Portfolio (Institutional Shares)
Janus Aspen Mid Cap Growth Portfolio (Institutional Shares)

Janus Aspen Worldwide Growth Portfolio (Institutional Shares)

Lord Abbett Series Fund - Growth and Income Portfolio (Class VC)

Lord Abbett Series Fund - Mid-Cap Value Portfolio (Class VC)

Oppenheimer Global Securities Fund/VA
Oppenheimer Strategic Bond Fund/VA
Pioneer Equity Income VCT Portfolio (Class I)
Pioneer Fund VCT Portfolio (Class I)
Pioneer Mid Cap Value VCT Portfolio (Class I)

Goldman Sachs® is a registered service mark of Goldman, Sachs & Co., and it is used by agreement with Goldman, Sachs & Co.
(2) Effective May 3, 2004 Class R shares of this fund have been reclassified as Class I shares.

(3) Effective April 16, 2004 ING VP Growth Opportunities Portfolio - Class R merged into ING VP MidCap Opportunities Portfolio - Class R. Effective May 3, 2004 Class R shares of this fund have been reclassified as Class I shares.

(4) This fund is scheduled to be available on May 10, 2004.
;

Complete descriptions of each of the funds, including their investment objectives, policies, risks and fees and expenses, are contained in the prospectuses and statements of additional information for each of the funds.

OFFERING AND PURCHASE OF CONTRACTS

The Company's subsidiary, ING Financial Advisers, LLC serves as the principal underwriter for the contracts. ING Financial Advisers, LLC, a Delaware limited liability company, is registered as a broker-dealer with the SEC. ING Financial Advisers, LLC is also a member of the National Association of Securities Dealers, Inc., and the Securities Investor Protection Corporation. ING Financial Advisers, LLC's principal office is located at 151 Farmington Avenue, Hartford, Connecticut 06156. The contracts are distributed through life insurance agents licensed to sell variable annuities who are registered representatives of ING Financial Advisers, LLC or of other registered broker-dealers who have entered into sales arrangements with ING Financial Advisers, LLC. The offering of the contracts is continuous. A description of the manner in which contracts are purchased may be found in the prospectus under the sections entitled "Purchase " and "Your Account Value."

3

  ;

Compensation paid to the principal underwriter, ING Financial Advisers, LLC, for the years ending December 31, 2003, 2002 and 2001 amounted to $964,872.95, $856,407.81, and $717,753.80, respectively. These amounts reflect compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company.

;
INCOME PHASE PAYMENTS

When you begin receiving payments under the contract during the income phase (see "The Income Phase" in the prospectus), the value of your account is determined using accumulation unit values as of the tenth valuation before the first income phase payment is due. Such value (less any applicable premium tax charge) is applied to provide income phase payments to you in accordance with the income phase payment option and investment options elected.

The annuity option tables found in the contract show, for each option, the amount of the first income phase payment for each $1,000 of value applied. Thereafter, variable income phase payments fluctuate as the annuity unit value(s) fluctuates with the investment experience of the selected investment option(s). The first income phase payment and subsequent income phase payments also vary depending upon the assumed net investment rate selected (3.5% or 5% per annum). Selection of a 5% rate causes a higher first income phase payment, but income phase payments will increase thereafter only to the extent that the investment performance of the subaccounts you selected is greater than 5% annually, after deduction of fees. Income phase payments would decline if the performance was less than 5%. Use of the 3.5% assumed rate causes a lower first income phase payment, but subsequent income phase payments would increase more rapidly or decline more slowly as changes occur in the performance of the subaccounts selected.

When the income phase begins, the annuitant is credited with a fixed number of annuity units (which does not change thereafter) in each of the designated investment options. This number is calculated by dividing (a) by (b), where (a) is the amount of the first income phase payment based on a particular investment option, and (b) is the then current annuity unit value for that investment option. As noted, annuity unit values fluctuate from one valuation to the next (see "Your Account Value" in the prospectus); such fluctuations reflect changes in the net investment factor for the appropriate subaccount(s) (with a ten valuation lag which gives the Company time to process income phase payments) and a mathematical adjustment which offsets the assumed net investment rate of 3.5% or 5% per annum.

The operation of all these factors can be illustrated by the following hypothetical example. These procedures will be performed separately for the investment options selected during the income phase.

EXAMPLE:

Assume that, at the date income phase payments are to begin, there are 3,000 accumulation units credited under a particular contract and that the value of an accumulation unit for the tenth valuation prior to retirement was $13.650000. This produces a total value of $40,950.

Assume also that no premium tax charge is payable and that the annuity table in the contract provides, for the income phase payment option elected, a first monthly variable income phase payment of $6.68 per $1000 of value applied; the annuitant's first monthly income phase payment would thus be $40.950 multiplied by $6.68, or $273.55.

Assume then that the value of an annuity unit upon the valuation on which the first income phase payment was due was $13.400000. When this value is divided into the first monthly income phase payment, the number of annuity units is determined to be 20.414. The value of this number of annuity units will be paid in each subsequent month.

4

If the net investment factor with respect to the appropriate subaccount is 1.0015000 as of the tenth valuation preceding the due date of the second monthly income phase payment, multiplying this factor by .9999058* (to take into account the assumed net investment rate of 3.5% per annum built into the number of annuity units determined above) produces a result of 1.0014057. This is then multiplied by the annuity unit value for the prior valuation (assume such value to be $13.504376) to produce an annuity unit value of $13.523359 for the valuation occurring when the second income phase payment is due. The second monthly income phase payment is then determined by multiplying the number of annuity units by the current annuity unit value, or 20.414 times $13.523359, which produces an income phase payment of $276.07.

*If an assumed net investment rate of 5% is elected, the appropriate factor to take into account such assumed rate would be .9998663.

SALES MATERIAL AND ADVERTISING

We may include hypothetical illustrations in our sales literature that explain the mathematical principles of dollar cost averaging, compounded interest, tax deferred accumulation, and the mechanics of variable annuity contracts. We may also discuss the difference between variable annuity contracts and other types of savings or investment products such as personal savings accounts and certificates of deposit.

We may distribute sales literature that compares the percentage change in accumulation unit values for any of the subaccounts to established market indices such as the Standard & Poor's 500 Stock Index and the Dow Jones Industrial Average or to the percentage change in values of other management investment companies that have investment objectives similar to the subaccount being compared.

We may publish in advertisements and reports, the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Duff & Phelps, Standard & Poor's Corporation and Moody's Investors Service, Inc. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. We may also quote ranking services such as Morningstar's Variable Annuity/Life Performance Report and Lipper's Variable Insurance Products Performance Analysis Service (VIPPAS), which rank variable annuity or life subaccounts or their underlying funds by performance and/or investment objective. We may categorize the underlying funds in terms of the asset classes they represent and use such categories in marketing materials for the contracts. We may illustrate in advertisements the performance of the underlying funds, if accompanied by performance which also shows the performance of such funds reduced by applicable charges under the separate account. We may also show in advertisements the portfolio holdings of the underlying funds, updated at various intervals. From time to time, we will quote articles from newspapers and magazines or other publications or reports such as The Wall Street Journal, Money magazine, USA Today and The VARDS Report.

We may provide in advertising, sales literature, periodic publications or other materials information on various topics of interest to current and prospective contract holders. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, market timing, dollar cost averaging, asset allocation, constant ratio transfer and account rebalancing), the advantages and disadvantages of investing in tax-deferred and taxable investments, customer profiles and hypothetical purchase and investment scenarios, financial management and tax and retirement planning, and investment alternatives to certificates of deposit and other financial instruments, including comparison between the contract and the characteristics of and market for such financial instruments.

INDEPENDENT AUDITORS

Ernst & Young LLP, 600 Peachtree Street, Suite 2800, Atlanta, Georgia, 30308 are the independent auditors for the separate account and for the Company. The services provided to the separate account include primarily the audit of the separate account's financial statements.

5

Financial Statements

ING Life Insurance and Annuity Company

Variable Annuity Account C

Year ended December 31, 2003

with Report of Independent Auditors

S-1

ING life insurance and annuity company

variable annuity account c

Financial Statements

Year ended December 31, 2003

S-2

Report of Independent Auditors

The Board of Directors and Participants

ING Life Insurance and Annuity Company

We have audited the accompanying statements of assets and liabilities of ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") as of December 31, 2003, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The Account is comprised of the following Divisions:

AIM Variable Insurance Funds:

AIM V.I. Capital Appreciation Fund-Series I

AIM V.I. Core Equity Fund-Series I

AIM V.I. Growth Fund-Series I

AIM V.I. Premier Equity Fund-Series I

American Century® Income & Growth Fund-Advisor Class

Baron Growth Fund

Calvert Variable Series, Inc.:

Calvert Social Balanced Portfolio

Chapman DEM® Equity Fund-Institutional Shares

Evergreen Special Values Fund-Class A

Fidelity® Variable Insurance Products:

Fidelity® VIP Asset ManagerSM Portfolio-Initial Class

Fidelity® VIP Contrafund® Portfolio-Initial Class

Fidelity® VIP Equity-Income Portfolio-Initial Class

Fidelity® VIP Growth Portfolio-Initial Class

Fidelity® VIP High Income Portfolio-Initial Class

Fidelity® VIP Index 500 Portfolio-Initial Class

Fidelity® VIP Overseas Portfolio-Initial Class

Franklin Templeton Variable Insurance Products Trust:

Franklin Small Cap Value Securities Fund-Class 2

The Growth Fund of America® - Class A

ING GET Funds:

ING GET Fund - Series D

ING GET Fund - Series E

ING GET Fund - Series G

ING GET Fund - Series H

ING GET Fund - Series I

ING GET Fund - Series J

ING GET Fund - Series K

ING GET Fund - Series L

ING GET Fund - Series Q

ING GET Fund - Series S

ING VP Balanced Portfolios, Inc. - Class R

ING VP Bond Portfolio-Class R

ING VP Emerging Markets Fund

ING VP Money Market Portfolio-Class R

ING VP Natural Resources Trust

ING Investors Trust:

ING MFS Total Return Portfolio - Service

ING T. Rowe Price Equity Income - Service

ING Partners, Inc.:

ING DSI Enhanced Index Portfolio-Service Class

ING Alger Aggressive Growth Portfolio-Initial Class

ING Alger Aggressive Growth Portfolio-Service Class

ING Alger Growth Portfolio-Service Class

ING American Century Small Cap Value Portfolio-Service Class

ING Baron Small Cap Growth Portfolio-Service Class

ING Goldman Sachs® Capital Growth Portfolio-Service Class

ING JPMorgan Mid Cap Value Portfolio-Service Class

ING MFS Capital Opportunities Portfolio-Initial Class

ING MFS Global Growth Portfolio-Service Class

ING MFS Research Equity Portfolio-Initial Class

ING OpCap Balanced Value Portfolio-Service Class

ING PIMCO Total Return Portfolio-Service Class

ING Salomon Brothers Aggressive Growth Portfolio-Initial

Class

ING Salomon Brothers Fundamental Value Portfolio-Service Class

ING Salomon Brother Investors Value Portfolio-Service Class

ING T. Rowe Price Growth Equity Portfolio-Initial Class

ING UBS Tactical Asset Allocation Portfolio-Service Class

ING Van Kampen Comstock Portfolio-Service Class

ING Strategic Allocation Portfolios, Inc.:

ING VP Strategic Allocation Balanced Portfolio-Class R

ING VP Strategic Allocation Growth Portfolio-Class R

ING VP Strategic Allocation Income Portfolio-Class R

ING Variable Funds:

ING VP Growth and Income Portfolio-Class R

ING Variable Insurance Trust:

ING GET US Core Portfolio - Series 1

ING GET US Core Portfolio - Series 2

ING GET US Core Portfolio - Series 3

ING Variable Portfolios, Inc.:

ING VP Technology Portfolio-Class R

ING VP Growth Portfolio-Class R

ING VP Index Plus LargeCap Portfolio-Class R

ING VP Index Plus MidCap Portfolio-Class R

ING VP Index Plus SmallCap Portfolio-Class R

ING VP International Equity Portfolio-Class R

ING VP Small Company Portfolio-Class R

ING VP Value Opportunity Portfolio-Class R

ING Variable Products Trust:

ING VP Growth Opportunities Portfolio-Class R

ING VP International Value Portfolio-Class R

ING VP MagnaCap Portfolio-Class R

ING VP MidCap Opportunities Portfolio-Class R

ING VP SmallCap Opportunities Portfolio-Class R

Janus Aspen Series:

Janus Aspen Balanced Portfolio-Institutional Shares

Janus Aspen Capital Appreciation Portfolio-Service Shares

Janus Aspen Flexible Income Portfolio-Institutional Shares

Janus Aspen Growth Portfolio-Institutional Shares

Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

Janus Aspen Worldwide Growth Portfolio-Institutional Shares

Janus Twenty Fund

Lord Abbett Series Fund, Inc.:

Lord Abbett Growth and Income Portfolio - Class VC

Lord Abbett Mid-Cap Value Fund-Class A

Lord Abbett Mid-Cap Value Portfolio - Class VC

MFS® Variable Insurance TrustSM:

MFS® Total Return Series-Initial Class

Oppenheimer Developing Markets Fund - Class A

Oppenheimer Variable Account Funds:

Oppenheimer Aggressive Growth Fund/VA

Oppenheimer Global Securities Fund/VA

Oppenheimer Main Street® Fund/VA

Oppenheimer Strategic Bond Fund/VA

Pax World Balanced Fund, Inc.

Pioneer Variable Contracts Trust:

Pioneer Equity Income VCT Portfolio-Class I

Pioneer Fund VCT Portfolio-Class I

Pioneer Mid Cap Value VCT Portfolio-Class I

Templeton Foreign Fund, Inc.- Class A

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Divisions comprising the ING Life Insurance and Annuity Company Variable Annuity Account C at December 31, 2003, and the results of their operations and changes in their net assets for the periods disclosed in the financial statements, in conformity with accounting principles generally accepted in the United States.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 15, 2004

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
American
	AIM V.I.			AIM V.I.	Century®
	Capital	AIM V.I.	AIM V.I.	Premier	Income
	Appreciation	Core Equity	Growth	Equity	& Growth

Assets
Investments in mutual funds
at fair value	$ 20,562	$ 42,522	$ 17,055	$ 21,041	$ 2,491

Total assets	20,562	42,522	17,055	21,041	2,491

Net assets	$ 20,562	$ 42,522	$ 17,055	$ 21,041	$ 2,491

Net assets
Accumulation units	$ 20,562	$ 42,522	$ 17,055	$ 21,037	$ 2,491
Contracts in payout (annuitization)
period	-	-	-	4	-

Total net assets	$ 20,562	$ 42,522	$ 17,055	$ 21,041	$ 2,491

Total number of shares	966,236	2,030,678	1,150,021	1,040,094	89,983

Cost of shares	$ 24,344	$ 53,160	$ 21,782	$ 24,821	$ 2,154

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
Fidelity®
		Calvert	Evergreen	VIP	Fidelity®
	Baron	Social	Special	Asset	VIP
	Growth	Balanced	Values	ManagerSM	Contrafund®

Assets
Investments in mutual funds
at fair value	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372

Total assets	-	60,576	17,138	21,727	564,372

Net assets	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372

Net assets
Accumulation units	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ -	$ 60,576	$ 17,138	$ 21,727	$ 564,372

Total number of shares	8	34,457,160	711,695	1,502,589	24,400,002

Cost of shares	$ -	$ 67,265	$ 14,196	$ 23,497	$ 511,222

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

Fidelity®
	Fidelity®	Fidelity®	VIP	Fidelity®	Fidelity®
	VIP Equity-	VIP	High	VIP	VIP
	Income	Growth	Income	Index 500	Overseas

Assets
Investments in mutual funds
at fair value	$ 327,820	$ 380,196	$ 7,292	$ 101,046	$ 30,341

Total assets	327,820	380,196	7,292	101,046	30,341

Net assets	$ 327,820	$ 380,196	$ 7,292	$ 101,046	$ 30,341

Net assets
Accumulation units	$ 327,820	$ 380,196	$ 7,199	$ 101,046	$ 30,341
Contracts in payout (annuitization)
period	-	-	93	-	-

Total net assets	$ 327,820	$ 380,196	$ 7,292	$ 101,046	$ 30,341

Total number of shares	14,142,368	12,248,574	1,049,155	801,126	1,946,203

Cost of shares	$ 317,751	$ 492,174	$ 7,056	$ 109,823	$ 27,651

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

Franklin
	Small Cap	ING GET	ING GET	ING GET	ING GET
	Value	Fund -	Fund -	Fund -	Fund -
	Securities	Series D	Series E	Series G	Series H

Assets
Investments in mutual funds
at fair value	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535

Total assets	15,883	152,769	79,656	23,831	18,535

Net assets	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535

Net assets
Accumulation units	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 15,883	$ 152,769	$ 79,656	$ 23,831	$ 18,535

Total number of shares	1,253,630	16,677,788	8,211,949	2,426,749	1,846,101

Cost of shares	$ 14,060	$ 165,629	$ 82,250	$ 24,361	$ 18,667

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series I	Series J	Series K	Series L	Series Q

Assets
Investments in mutual funds
at fair value	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385

Total assets	1,092	386	1,736	1,049	4,385

Net assets	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385

Net assets
Accumulation units	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,092	$ 386	$ 1,736	$ 1,049	$ 4,385

Total number of shares	108,453	38,653	170,525	103,788	415,218

Cost of shares	$ 1,095	$ 389	$ 1,724	$ 1,046	$ 4,156

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING GET			ING VP	ING VP
	Fund -	ING VP	ING VP	Emerging	Money
	Series S	Balanced	Bond	Markets	Market

Assets
Investments in mutual funds
at fair value	$ 32,661	$ 659,370	$ 408,185	$ 8,172	$ 257,477

Total assets	32,661	659,370	408,185	8,172	257,477

Net assets	$ 32,661	$ 659,370	$ 408,185	$ 8,172	$ 257,477

Net assets
Accumulation units	$ 32,661	$ 633,395	$ 401,878	$ 8,172	$ 257,358
Contracts in payout (annuitization)
period	-	25,975	6,307	-	119

Total net assets	$ 32,661	$ 659,370	$ 408,185	$ 8,172	$ 257,477

Total number of shares	3,066,746	52,749,610	28,846,973	1,241,948	19,901,635

Cost of shares	$ 30,731	$ 768,131	$ 380,609	$ 7,610	$ 256,679

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
ING
			T. Rowe		ING Alger
	ING VP	ING MFS	Price	ING DSI	Aggressive
	Natural	Total	Equity	Enhanced	Growth -
	Resources	Return	Income	Index	Initial Class

Assets
Investments in mutual funds
at fair value	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16

Total assets	13,971	8,289	2,143	800	16

Net assets	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16

Net assets
Accumulation units	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 13,971	$ 8,289	$ 2,143	$ 800	$ 16

Total number of shares	883,117	481,618	176,777	100,543	2,223

Cost of shares	$ 10,782	$ 7,886	$ 1,976	$ 717	$ 13

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
	ING Alger		ING
	Aggressive		American		ING Goldman
	Growth -		Century	ING Baron	Sachs®
	Service	ING Alger	Small	Small Cap	Capital
	Class	Growth	Cap Value	Growth	Growth

Assets
Investments in mutual funds
at fair value	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827

Total assets	9,420	2,194	6,307	15,257	827

Net assets	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827

Net assets
Accumulation units	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 9,420	$ 2,194	$ 6,307	$ 15,257	$ 827

Total number of shares	1,279,863	247,919	586,156	1,305,134	79,785

Cost of shares	$ 8,616	$ 1,959	$ 5,376	$ 12,964	$ 728

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
	ING	ING
	JPMorgan	JPMorgan	ING MFS	ING MFS	ING MFS
	Fleming	Mid Cap	Capital	Global	Research
	International	Value	Opportunities	Growth	Equity

Assets
Investments in mutual funds
at fair value	$ 126,504	$ 3,999	$ 151,497	$ 1,294	$ 128,075

Total assets	126,504	3,999	151,497	1,294	128,075

Net assets	$ 126,504	$ 3,999	$ 151,497	$ 1,294	$ 128,075

Net assets
Accumulation units	$ 126,498	$ 3,999	$ 151,266	$ 1,294	$ 128,075
Contracts in payout (annuitization)
period	6	-	231	-	-

Total net assets	$ 126,504	$ 3,999	$ 151,497	$ 1,294	$ 128,075

Total number of shares	12,082,527	336,364	6,257,616	116,961	16,986,069

Cost of shares	$ 107,313	$ 3,488	$ 258,749	$ 1,183	$ 172,841

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
	ING	ING	ING Salomon	ING Salomon	ING Salomon
	OpCap	PIMCO	Brothers	Brothers	Brothers
	Balanced	Total	Aggressive	Fundamental	Investors
	Value	Return	Growth	Value	Value

Assets
Investments in mutual funds
at fair value	$ 9,183	$ 31,227	$ 239,784	$ 9,414	$ 4,019

Total assets	9,183	31,227	239,784	9,414	4,019

Net assets	$ 9,183	$ 31,227	$ 239,784	$ 9,414	$ 4,019

Net assets
Accumulation units	$ 9,183	$ 31,227	$ 239,706	$ 9,414	$ 4,019
Contracts in payout (annuitization)
period	-	-	78	-	-

Total net assets	$ 9,183	$ 31,227	$ 239,784	$ 9,414	$ 4,019

Total number of shares	747,178	2,943,135	6,585,667	567,465	309,651

Cost of shares	$ 8,473	$ 31,781	$ 321,684	$ 8,518	$ 3,462

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
		ING UBS		ING VP	ING VP
	ING T. Rowe	Tactical	ING Van	Strategic	Strategic
	Price Growth	Asset	Kampen	Allocation	Allocation
	Equity	Allocation	Comstock	Balanced	Growth

Assets
Investments in mutual funds
at fair value	$ 246,603	$ 911	$ 32,018	$ 58,446	$ 69,833

Total assets	246,603	911	32,018	58,446	69,833

Net assets	$ 246,603	$ 911	$ 32,018	$ 58,446	$ 69,833

Net assets
Accumulation units	$ 246,311	$ 911	$ 32,018	$ 58,388	$ 69,833
Contracts in payout (annuitization)
period	292	-	-	58	-

Total net assets	$ 246,603	$ 911	$ 32,018	$ 58,446	$ 69,833

Total number of shares	5,437,777	30,092	3,026,273	4,573,208	5,242,745

Cost of shares	$ 259,424	$ 799	$ 28,419	$ 60,200	$ 73,469

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
ING VP
	Strategic	ING VP	ING GET	ING GET	ING GET
	Allocation	Growth and	US Core -	US Core -	US Core -
	Income	Income	Series 1	Series 2	Series 3

Assets
Investments in mutual funds
at fair value	$ 33,837	$ 2,310,967	$ 2,378	$ 20,639	$ 207

Total assets	33,837	2,310,967	2,378	20,639	207

Net assets	$ 33,837	$ 2,310,967	$ 2,378	$ 20,639	$ 207

Net assets
Accumulation units	$ 33,698	$ 2,142,872	$ 2,378	$ 20,639	$ 207
Contracts in payout (annuitization)
period	139	168,095	-	-	-

Total net assets	$ 33,837	$ 2,310,967	$ 2,378	$ 20,639	$ 207

Total number of shares	2,748,754	126,420,525	229,738	2,047,524	20,661

Cost of shares	$ 33,481	$ 3,772,555	$ 2,299	$ 20,485	$ 207

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

			ING VP	ING VP	ING VP
	ING VP	ING VP	Index Plus	Index Plus	Index Plus
	Technology	Growth	LargeCap	MidCap	SmallCap

Assets
Investments in mutual funds
at fair value	$ 47,295	$ 95,972	$ 503,421	$ 233,761	$ 93,931

Total assets	47,295	95,972	503,421	233,761	93,931

Net assets	$ 47,295	$ 95,972	$ 503,421	$ 233,761	$ 93,931

Net assets
Accumulation units	$ 47,295	$ 95,758	$ 501,649	$ 233,761	$ 93,931
Contracts in payout (annuitization)
period	-	214	1,772	-	-

Total net assets	$ 47,295	$ 95,972	$ 503,421	$ 233,761	$ 93,931

Total number of shares	12,220,890	10,747,109	37,180,316	14,946,379	6,947,575

Cost of shares	$ 39,278	$ 147,241	$ 609,022	$ 203,400	$ 80,549

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	International	Small	Value	Growth	International
	Equity	Company	Opportunity	Opportunities	Value

Assets
Investments in mutual funds
at fair value	$ 11,933	$ 167,432	$ 133,176	$ 1,297	$ 32,591

Total assets	11,933	167,432	133,176	1,297	32,591

Net assets	$ 11,933	$ 167,432	$ 133,176	$ 1,297	$ 32,591

Net assets
Accumulation units	$ 11,867	$ 167,123	$ 133,176	$ 1,297	$ 32,591
Contracts in payout (annuitization)
period	66	309	-	-	-

Total net assets	$ 11,933	$ 167,432	$ 133,176	$ 1,297	$ 32,591

Total number of shares	1,580,545	9,578,465	11,024,519	259,971	2,960,108

Cost of shares	$ 10,547	$ 134,949	$ 146,065	$ 1,197	$ 27,291

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

		ING VP	ING VP		Janus Aspen
	ING VP	MidCap	SmallCap	Janus Aspen	Capital
	MagnaCap	Opportunities	Opportunities	Balanced	Appreciation

Assets
Investments in mutual funds
at fair value	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177

Total assets	1,571	4,191	8,045	385,094	3,177

Net assets	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177

Net assets
Accumulation units	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177
Contracts in payout (annuitization)
period	-	-	-	-	-

Total net assets	$ 1,571	$ 4,191	$ 8,045	$ 385,094	$ 3,177

Total number of shares	177,738	681,398	545,064	16,757,771	153,645

Cost of shares	$ 1,314	$ 3,720	$ 7,254	$ 401,454	$ 2,762

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	Janus Aspen		Janus Aspen	Janus Aspen
	Flexible	Janus Aspen	Mid Cap	Worldwide	Janus
	Income	Growth	Growth	Growth	Twenty

Assets
Investments in mutual funds
at fair value	$ 89,994	$ 239,988	$ 459,241	$ 536,188	$ 563

Total assets	89,994	239,988	459,241	536,188	563

Net assets	$ 89,994	$ 239,988	$ 459,241	$ 536,188	$ 563

Net assets
Accumulation units	$ 89,994	$ 239,616	$ 459,241	$ 535,626	$ 563
Contracts in payout (annuitization)
period	-	372	-	562

Total net assets	$ 89,994	$ 239,988	$ 459,241	$ 536,188	$ 563

Total number of shares	7,205,263	12,479,870	21,459,840	20,766,366	15,563

Cost of shares	$ 87,839	$ 354,889	$ 937,978	$ 744,547	$ 559

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)
Lord
	Lord	Abbett
	Abbett	Mid-Cap	MFS®	Oppenheimer	Oppenheimer
	Growth and	Value -	Total	Developing	Aggressive
	Income	Class VC	Return	Markets	Growth

Assets
Investments in mutual funds
at fair value	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ 4

Total assets	50,532	28,509	58,033	6,248	4

Net assets	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ 4

Net assets
Accumulation units	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ -
Contracts in payout (annuitization)
period	-	-	-	-	4

Total net assets	$ 50,532	$ 28,509	$ 58,033	$ 6,248	$ 4

Total number of shares	2,060,867	1,673,089	2,963,899	303,138	104

Cost of shares	$ 43,484	$ 24,473	$ 53,271	$ 5,835	$ 4

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

	Oppenheimer		Oppenheimer		Pioneer
	Global	Oppenheimer	Strategic	Pax World	Equity
	Securities	Main Street®	Bond	Balanced	Income

Assets
Investments in mutual funds
at fair value	$ 251,043	$ 32	$ 32,607	$ 3,605	$ 10,691

Total assets	251,043	32	32,607	3,605	10,691

Net assets	$ 251,043	$ 32	$ 32,607	$ 3,605	$ 10,691

Net assets
Accumulation units	$ 251,043	$ -	$ 32,599	$ 3,605	$ 10,691
Contracts in payout (annuitization)
period	-	32	8	-	-

Total net assets	$ 251,043	$ 32	$ 32,607	$ 3,605	$ 10,691

Total number of shares	10,009,688	1,654	6,456,746	174,340	590,971

Cost of shares	$ 216,222	$ 30	$ 30,196	$ 3,384	$ 9,413

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Assets and Liabilities

December 31, 2003

(Dollars in thousands)

Pioneer
	Pioneer	Mid Cap
	Fund	Value

Assets
Investments in mutual funds
at fair value	$ 1,522	$ 11,735

Total assets	1,522	11,735

Net assets	$ 1,522	$ 11,735

Net assets
Accumulation units	$ 1,522	$ 11,735
Contracts in payout (annuitization) period	-	-

Total net assets	$ 1,522	$ 11,735

Total number of shares	81,385	573,254

Cost of shares	$ 1,319	$ 10,247

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

					American
	AIM V.I.	AIM V.I.		AIM V.I.	Century®
	Capital	Core	AIM V.I.	Premier	Income
	Appreciation	Equity	Growth	Equity	& Growth

Net investment income (loss)
Income:
Dividends	$ -	$ 386	$ -	$ 58	$ 27

Total investment income	-	386	-	58	27

Expenses:
Mortality and expense risk and
other charges	186	405	152	187	17

Total expenses	186	405	152	187	17

Net investment income (loss)	(186)	(19)	(152)	(129)	10

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(3,465)	(2,551)	(2,355)	(1,545)	(1)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(3,465)	(2,551)	(2,355)	(1,545)	(1)

Net unrealized appreciation
(depreciation) of investments	8,085	10,595	6,249	5,662	440

Net increase (decrease) in net assets
resulting from operations	$ 4,434	$ 8,025	$ 3,742	$ 3,988	$ 449

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
					Fidelity®
		Calvert	Chapman	Evergreen	VIP
	Baron	Social	DEM®	Special	Asset
	Growth	Balanced	Equity	Values	ManagerSM

Net investment income (loss)
Income:
Dividends	$ -	$ 1,073	$ -	$ -	$ 694

Total investment income	-	1,073	-	-	694

Expenses:
Mortality and expense risk and
other charges	-	553	-	118	199

Total expenses	-	553	-	118	199

Net investment income (loss)	-	520	-	(118)	495

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	(538)	-	(267)	(405)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	(538)	-	(267)	(405)

Net unrealized appreciation
(depreciation) of investments	-	9,048	-	4,137	3,010

Net increase (decrease) in net assets
resulting from operations	$ -	$ 9,030	$ -	$ 3,752	$ 3,100

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	Fidelity®	Fidelity®		Fidelity®	Fidelity®
	VIP	VIP Equity-	Fidelity®	VIP High	VIP
	Contrafund®	Income	VIP Growth	Income	Index 500

Net investment income (loss)
Income:
Dividends	$ 1,892	$ 4,318	$ 797	$ 291	$ 1,161

Total investment income	1,892	4,318	797	291	1,161

Expenses:
Mortality and expense risk and
other charges	4,697	2,720	3,337	62	842

Total expenses	4,697	2,720	3,337	62	842

Net investment income (loss)	(2,805)	1,598	(2,540)	229	319

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	2,957	(2,223)	(8,623)	942	(4,305)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	2,957	(2,223)	(8,623)	942	(4,305)

Net unrealized appreciation
(depreciation) of investments	112,756	70,405	98,646	154	24,674

Net increase (decrease) in net assets
resulting from operations	$ 112,908	$ 69,780	$ 7,483	$ 1,325	$ 20,688

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
		Franklin	The
	Fidelity®	Small Cap	Growth Fund	ING GET	ING GET
	VIP	Value	of America® -	Fund -	Fund -
	Overseas	Securities	Class A	Series D	Series E

Net investment income (loss)
Income:
Dividends	$ 111	$ 23	$ -	$ 7,793	$ 3,807

Total investment income	111	23	-	7,793	3,807

Expenses:
Mortality and expense risk and
other charges	202	116	2	2,604	1,263

Total expenses	202	116	2	2,604	1,263

Net investment income (loss)	(91)	(93)	(2)	5,189	2,544

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	6,761	452	8	(7,603)	(905)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	6,761	452	8	(7,603)	(905)

Net unrealized appreciation
(depreciation) of investments	2,791	2,979	-	2,750	(405)

Net increase (decrease) in net assets
resulting from operations	$ 9,461	$ 3,338	$ 6	$ 336	$ 1,234

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING GET	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -	Fund -
	Series G	Series H	Series I	Series J	Series K

Net investment income (loss)
Income:
Dividends	$ 1,111	$ 857	$ 39	$ 14	$ 58

Total investment income	1,111	857	39	14	58

Expenses:
Mortality and expense risk and
other charges	387	294	20	7	24

Total expenses	387	294	20	7	24

Net investment income (loss)	724	563	19	7	34

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(150)	(25)	-	(1)	7
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(150)	(25)	-	(1)	7

Net unrealized appreciation
(depreciation) of investments	(350)	(191)	(4)	(2)	(23)

Net increase (decrease) in net assets
resulting from operations	$ 224	$ 347	$ 15	$ 4	$ 18

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	ING VP	ING VP
	Series L	Series Q	Series S	Balanced	Bond

Net investment income (loss)
Income:
Dividends	$ 42	$ -	$ 38	$ 12,352	$ 7,461

Total investment income	42	-	38	12,352	7,461

Expenses:
Mortality and expense risk and
other charges	15	61	503	6,762	4,806

Total expenses	15	61	503	6,762	4,806

Net investment income (loss)	27	(61)	(465)	5,590	2,655

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	30	381	(20,852)	6,513
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	30	381	(20,852)	6,513

Net unrealized appreciation
(depreciation) of investments	(3)	213	1,679	114,905	12,637

Net increase (decrease) in net assets
resulting from operations	$ 24	$ 182	$ 1,595	$ 99,643	$ 21,805

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
					ING
	ING VP	ING VP	ING VP	ING MFS	T. Rowe
	Emerging	Money	Natural	Total	Price
	Markets	Market	Resources	Return	Equity Income

Net investment income (loss)
Income:
Dividends	$ -	$ 5,601	$ -	$ 37	$ 5

Total investment income	-	5,601	-	37	5

Expenses:
Mortality and expense risk and
other charges	61	3,007	123	21	7

Total expenses	61	3,007	123	21	7

Net investment income (loss)	(61)	2,594	(123)	16	(2)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	1,993	(2,912)	(744)	(1)	23
Capital gains distributions	-	-	-	-	2

Total realized gain (loss) on investments
and capital gains distributions	1,993	(2,912)	(744)	(1)	25

Net unrealized appreciation
(depreciation) of investments	669	151	4,001	403	167

Net increase (decrease) in net assets
resulting from operations	$ 2,601	$ (167)	$ 3,134	$ 418	$ 190

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
		ING Alger	ING Alger		ING
	ING DSI	Aggressive	Aggressive		American
	Enhanced	Growth -	Growth -	ING Alger	Century Small
	Index	Initial Class	Service Class	Growth	Cap Value

Net investment income (loss)
Income:
Dividends	$ 3	$ -	$ -	$ -	$ 7

Total investment income	3	-	-	-	7

Expenses:
Mortality and expense risk and
other charges	4	-	41	11	40

Total expenses	4	-	41	11	40

Net investment income (loss)	(1)	-	(41)	(11)	(33)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	16	3	306	47	44
Capital gains distributions	-	-	-	-	157

Total realized gain (loss) on investments
and capital gains distributions	16	3	306	47	201

Net unrealized appreciation
(depreciation) of investments	85	3	848	249	960

Net increase (decrease) in net assets
resulting from operations	$ 100	$ 6	$ 1,113	$ 285	$ 1,128

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
		ING Goldman	ING	ING
	ING Baron	Sachs®	JPMorgan	JPMorgan	ING MFS
	Small Cap	Capital	Fleming	Mid Cap	Capital
	Growth	Growth	International	Value	Opportunities

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ 1,151	$ 11	$ 272

Total investment income	-	-	1,151	11	272

Expenses:
Mortality and expense risk and
other charges	87	6	1,146	23	1,404

Total expenses	87	6	1,146	23	1,404

Net investment income (loss)	(87)	(6)	5	(12)	(1,132)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	175	10	13,443	66	(9,998)
Capital gains distributions	-	-	-	27	-

Total realized gain (loss) on investments
and capital gains distributions	175	10	13,443	93	(9,998)

Net unrealized appreciation
(depreciation) of investments	2,280	112	19,848	486	43,736

Net increase (decrease) in net assets
resulting from operations	$ 2,368	$ 116	$ 33,296	$ 567	$ 32,606

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
			ING	ING	ING Salomon
	ING MFS	ING MFS	OpCap	PIMCO	Brothers
	Global	Research	Balanced	Total	Aggressive
	Growth	Equity	Value	Return	Growth

Net investment income (loss)
Income:
Dividends	$ -	$ 704	$ 79	$ 845	$ -

Total investment income	-	704	79	845	-

Expenses:
Mortality and expense risk and
other charges	7	1,277	36	282	2,138

Total expenses	7	1,277	36	282	2,138

Net investment income (loss)	(7)	(573)	43	563	(2,138)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	99	(8,730)	69	655	(11,102)
Capital gains distributions	-	-	-	179	-

Total realized gain (loss) on investments
and capital gains distributions	99	(8,730)	69	834	(11,102)

Net unrealized appreciation
(depreciation) of investments	116	34,528	692	(744)	76,768

Net increase (decrease) in net assets
resulting from operations	$ 208	$ 25,225	$ 804	$ 653	$ 63,528

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
	ING Salomon	ING Salomon		ING UBS
	Brothers	Brothers	ING T. Rowe	Tactical	ING Van
	Fundamental	Investors	Price Growth	Asset	Kampen
	Value	Value	Equity	Allocation	Comstock

Net investment income (loss)
Income:
Dividends	$ 67	$ 16	$ 317	$ 1	$ 179

Total investment income	67	16	317	1	179

Expenses:
Mortality and expense risk and
other charges	41	24	2,087	7	167

Total expenses	41	24	2,087	7	167

Net investment income (loss)	26	(8)	(1,770)	(6)	12

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	209	25	(1,850)	42	(57)
Capital gains distributions	-	-	-	-	511

Total realized gain (loss) on investments
and capital gains distributions	209	25	(1,850)	42	454

Net unrealized appreciation
(depreciation) of investments	900	574	55,811	116	3,979

Net increase (decrease) in net assets
resulting from operations	$ 1,135	$ 591	$ 52,191	$ 152	$ 4,445

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
	ING VP	ING VP	ING VP
	Strategic	Strategic	Strategic	ING VP	ING GET
	Allocation	Allocation	Allocation	Growth and	US Core -
	Balanced	Growth	Income	Income	Series 1

Net investment income (loss)
Income:
Dividends	$ 789	$ 555	$ 752	$ -	$ -

Total investment income	789	555	752	-	-

Expenses:
Mortality and expense risk and
other charges	563	662	341	23,918	11

Total expenses	563	662	341	23,918	11

Net investment income (loss)	226	(107)	411	(23,918)	(11)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(840)	(1,375)	(527)	(425,719)	-
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(840)	(1,375)	(527)	(425,719)	-

Net unrealized appreciation
(depreciation) of investments	9,405	14,356	3,834	928,479	79

Net increase (decrease) in net assets
resulting from operations	$ 8,791	$ 12,874	$ 3,718	$ 478,842	$ 68

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
	ING GET	ING GET			ING VP
	US Core -	US Core -	ING VP	ING VP	Index Plus
	Series 2	Series 3	Technology	Growth	LargeCap

Net investment income (loss)
Income:
Dividends	$ -	$ -	$ -	$ -	$ 4,597

Total investment income	-	-	-	-	4,597

Expenses:
Mortality and expense risk and
other charges	24	-	329	881	4,453

Total expenses	24	-	329	881	4,453

Net investment income (loss)	(24)	-	(329)	(881)	144

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	-	-	(1,973)	(11,268)	(12,981)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	-	-	(1,973)	(11,268)	(12,981)

Net unrealized appreciation
(depreciation) of investments	154	-	13,749	34,025	110,816

Net increase (decrease) in net assets
resulting from operations	$ 130	$ -	$ 11,447	$ 21,876	$ 97,979

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	International	Small	Value
	MidCap	SmallCap	Equity	Company	Opportunity

Net investment income (loss)
Income:
Dividends	$ 741	$ 129	$ 102	$ 349	$ 956

Total investment income	741	129	102	349	956

Expenses:
Mortality and expense risk and
other charges	1,772	688	99	1,347	1,233

Total expenses	1,772	688	99	1,347	1,233

Net investment income (loss)	(1,031)	(559)	3	(998)	(277)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(2,145)	(56)	1,452	(9,972)	(8,337)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(2,145)	(56)	1,452	(9,972)	(8,337)

Net unrealized appreciation
(depreciation) of investments	52,581	21,801	1,316	52,820	34,754

Net increase (decrease) in net assets
resulting from operations	$ 49,405	$ 21,186	$ 2,771	$ 41,850	$ 26,140

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	ING VP	ING VP		ING VP	ING VP
	Growth	International	ING VP	MidCap	SmallCap
	Opportunities	Value	MagnaCap	Opportunities	Opportunities

Net investment income (loss)
Income:
Dividends	$ -	$ 270	$ 11	$ -	$ -

Total investment income	-	270	11	-	-

Expenses:
Mortality and expense risk and
other charges	6	200	10	23	30

Total expenses	6	200	10	23	30

Net investment income (loss)	(6)	70	1	(23)	(30)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	38	(610)	(41)	155	(356)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	38	(610)	(41)	155	(356)

Net unrealized appreciation
(depreciation) of investments	123	6,551	315	495	1,518

Net increase (decrease) in net assets
resulting from operations	$ 155	$ 6,011	$ 275	$ 627	$ 1,132

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	Janus	Janus Aspen	Janus Aspen	Janus	Janus Aspen
	Aspen	Capital	Flexible	Aspen	Mid Cap
	Balanced	Appreciation	Income	Growth	Growth
Net investment income (loss)
Income:
Dividends	$ 8,211	$ 7	$ 4,406	$ 197	$ -

Total investment income	8,211	7	4,406	197	-

Expenses:
Mortality and expense risk and
other charges	3,886	29	975	2,246	4,273

Total expenses	3,886	29	975	2,246	4,273

Net investment income (loss)	4,325	(22)	3,431	(2,049)	(4,273)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	4,890	(25)	2,292	(15,905)	(55,409)
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	4,890	(25)	2,292	(15,905)	(55,409)

Net unrealized appreciation
(depreciation) of investments	36,186	573	(960)	76,212	179,054

Net increase (decrease) in net assets
resulting from operations	$ 45,401	$ 526	$ 4,763	$ 58,258	$ 119,372

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)
				Lord	Lord
	Janus		Lord	Abbett	Abbett
	Aspen		Abbett	Mid-Cap	Mid-Cap
	Worldwide	Janus	Growth and	Value -	Value -
	Growth	Twenty	Income	Class A	Class VC

Net investment income (loss)
Income:
Dividends	$ 5,588	$ 3	$ 291	$ -	$ 129

Total investment income	5,588	3	291	-	129

Expenses:
Mortality and expense risk and
other charges	5,311	5	275	-	181

Total expenses	5,311	5	275	-	181

Net investment income (loss)	277	(2)	16	-	(52)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(17,365)	(39)	(40)	(2)	(233)
Capital gains distributions	-	-	-	-	266

Total realized gain (loss) on investments
and capital gains distributions	(17,365)	(39)	(40)	(2)	33

Net unrealized appreciation
(depreciation) of investments	123,499	143	7,960	-	4,466

Net increase (decrease) in net assets
resulting from operations	$ 106,411	$ 102	$ 7,936	$ (2)	$ 4,447

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

		Oppenheimer	Oppenheimer	Oppenheimer
	MFS®	Developing	Aggressive	Global	Oppenheimer
	Total Return	Markets	Growth	Securities	Main Street®

Net investment income (loss)
Income:
Dividends	$ 807	$ 172	$ -	$ 1,017	$ -

Total investment income	807	172	-	1,017	-

Expenses:
Mortality and expense risk and
other charges	513	26	-	1,577	-
Total expenses	513	26	-	1,577	-

Net investment income (loss)	294	146	-	(560)	-

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	(263)	1,051	-	(6,014)	-
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	(263)	1,051	-	(6,014)	-

Net unrealized appreciation
(depreciation) of investments	7,216	383	1	67,124	7

Net increase (decrease) in net assets
resulting from operations	$ 7,247	$ 1,580	$ 1	$ 60,550	$ 7

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the year ended December 31, 2003

(Dollars in thousands)

	Oppenheimer		Pioneer		Pioneer
	Strategic	Pax World	Equity	Pioneer	Mid Cap
	Bond	Balanced	Income	Fund	Value

Net investment income (loss)
Income:
Dividends	$ 1,372	$ 27	$ 173	$ 11	$ 11

Total investment income	1,372	27	173	11	11

Expenses:
Mortality and expense risk
and other charges	262	21	68	9	49

Total expenses	262	21	68	9	49

Net investment income (loss)	1,110	6	105	2	(38)

Realized and unrealized gain (loss)
on investments
Net realized gain (loss) on investments	969	(35)	(9)	(3)	85
Capital gains distributions	-	-	-	-	-

Total realized gain (loss) on investments
and capital gains distributions	969	(35)	(9)	(3)	85

Net unrealized appreciation
(depreciation) of investments	1,931	385	1,446	219	1,583

Net increase (decrease) in net assets
resulting from operations	$ 4,010	$ 356	$ 1,542	$ 218	$ 1,630

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Operations

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
Templeton
Foreign

Net investment income (loss)
Income:
Dividends	$ -

Total investment income	-

Expenses:
Mortality and expense risk and other changes	6

Total expenses	6

Net investment income (loss)	(6)

Realized and unrealized gain (loss) on investments
Net realized gain (loss) on investments	-
Capital gains distributions	-

Total realized gain (loss) on investments and capital gains distributions	-

Net unrealized appreciation (depreciation) of investments	-

Net increase (decrease) in net assets resulting from operations	$ (6)

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	AIM V.I.			AIM V.I.
	Capital	AIM V.I.	AIM V.I.	Premier
	Appreciation	Core Equity	Growth	Equity

Net assets at January 1, 2002	$ 19,027	$ 44,279	$ 15,568	$ 22,335

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(182)	(300)	(145)	(133)
Net realized gain (loss) on investments and capital gains
distributions	(3,280)	(5,332)	(5,230)	(3,658)
Net unrealized appreciation (depreciation) during the year	(1,536)	(1,623)	110	(3,591)

Net increase (decrease) in net assets from operations	(4,998)	(7,255)	(5,265)	(7,382)

Changes from principal transactions:
Total unit transactions	1,273	(2,296)	1,100	1,024

Net increase (decrease) in assets derived from
principal transactions	1,273	(2,296)	1,100	1,024

Total increase (decrease) in net assets	(3,725)	(9,551)	(4,165)	(6,358)

Net assets at December 31, 2002	15,302	34,728	11,403	15,977

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(186)	(19)	(152)	(129)
Net realized gain (loss) on investments and capital gains
distributions	(3,465)	(2,551)	(2,355)	(1,545)
Net unrealized appreciation (depreciation) during the year	8,085	10,595	6,249	5,662

Net increase (decrease) in net assets from operations	4,434	8,025	3,742	3,988

Changes from contract transactions:
Total unit transactions	826	(231)	1,910	1,076

Net increase (decrease) in assets derived from
principal transactions	826	(231)	1,910	1,076

Total increase (decrease) in net assets	5,260	7,794	5,652	5,064

Net assets at December 31, 2003	$ 20,562	$ 42,522	$ 17,055	$ 21,041

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	American
	Century®		Calvert	Chapman
	Income	Baron	Social	DEM®
	& Growth	Growth	Balanced	Equity
Net assets at January 1, 2002	$ 629	$ -	$ 58,340	$ 92

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	2	-	904	(1)
Net realized gain (loss) on investments and capital gains
distributions	(138)	-	(504)	(38)
Net unrealized appreciation (depreciation) during the year	(89)	-	(8,105)	(8)

Net increase (decrease) in net assets from operations	(225)	-	(7,705)	(47)

Changes from principal transactions:
Total unit transactions	748	-	(869)	6

Net increase (decrease) in assets derived from
principal transactions	748	-	(869)	6

Total increase (decrease) in net assets	523	-	(8,574)	(41)

Net assets at December 31, 2002	1,152	-	49,766	51

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	10	-	520	-
Net realized gain (loss) on investments and capital gains
distributions	(1)	-	(538)	-
Net unrealized appreciation (depreciation) during the year	440	-	9,048	-

Net increase (decrease) in net assets from operations	449	-	9,030	-

Changes from contract transactions:
Total unit transactions	890	-	1,780	(51)

Net increase (decrease) in assets derived from
principal transactions	890	-	1,780	(51)

Total increase (decrease) in net assets	1,339	-	10,810	(51)

Net assets at December 31, 2003	$ 2,491	$ -	$ 60,576	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
		Fidelity®
	Evergreen	VIP	Fidelity®	Fidelity®
	Special	Asset	VIP	VIP Equity-
	Values	ManagerSM	Contrafund®	Income
Net assets at January 1, 2002	$ 3,926	$ 21,589	$ 375,287	$ 237,314

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(78)	591	(1,051)	1,285
Net realized gain (loss) on investments and capital gains
distributions	144	(684)	3,613	3,748
Net unrealized appreciation (depreciation) during the year	(1,182)	(2,082)	(44,845)	(54,582)

Net increase (decrease) in net assets from operations	(1,116)	(2,175)	(42,283)	(49,549)

Changes from principal transactions:
Total unit transactions	6,557	(1,179)	49,352	39,130

Net increase (decrease) in assets derived from
principal transactions	6,557	(1,179)	49,352	39,130

Total increase (decrease) in net assets	5,441	(3,354)	7,069	(10,419)

Net assets at December 31, 2002	9,367	18,235	382,356	226,895

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(118)	495	(2,805)	1,598
Net realized gain (loss) on investments and capital gains
distributions	(267)	(405)	2,957	(2,223)
Net unrealized appreciation (depreciation) during the year	4,137	3,010	112,756	70,405

Net increase (decrease) in net assets from operations	3,752	3,100	112,908	69,780

Changes from contract transactions:
Total unit transactions	4,019	392	69,108	31,145

Net increase (decrease) in assets derived from
principal transactions	4,019	392	69,108	31,145

Total increase (decrease) in net assets	7,771	3,492	182,016	100,925

Net assets at December 31, 2003	$ 17,138	$ 21,727	$ 564,372	$ 327,820

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

		Fidelity®	Fidelity®	Fidelity®
	Fidelity®	VIP High	VIP	VIP
	VIP Growth	Income	Index 500	Overseas
Net assets at January 1, 2002	$ 388,351	$ 2,694	$ 96,097	$ 14,766

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,706)	238	259	(63)
Net realized gain (loss) on investments and capital gains
distributions	(3,719)	(295)	(5,339)	(1,464)
Net unrealized appreciation (depreciation) during the year	(119,138)	132	(17,808)	234

Net increase (decrease) in net assets from operations	(125,563)	75	(22,888)	(1,293)

Changes from principal transactions:
Total unit transactions	14,956	800	(541)	603

Net increase (decrease) in assets derived from
principal transactions	14,956	800	(541)	603

Total increase (decrease) in net assets	(110,607)	875	(23,429)	(690)

Net assets at December 31, 2002	277,744	3,569	72,668	14,076

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(2,540)	229	319	(91)
Net realized gain (loss) on investments and capital gains
distributions	(8,623)	942	(4,305)	6,761
Net unrealized appreciation (depreciation) during the year	98,646	154	24,674	2,791

Net increase (decrease) in net assets from operations	87,483	1,325	20,688	9,461

Changes from contract transactions:
Total unit transactions	14,969	2,398	7,690	6,804

Net increase (decrease) in assets derived from
principal transactions	14,969	2,398	7,690	6,804

Total increase (decrease) in net assets	102,452	3,723	28,378	16,265

Net assets at December 31, 2003	$ 380,196	$ 7,292	$ 101,046	$ 30,341

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Franklin	The Growth
	Small Cap	Fund of	ING GET	ING GET
	Value	America® -	Fund -	Fund -
	Securities	Class A	Series D	Series E
Net assets at January 1, 2002	$ 130	$ -	$ 288,294	$ 118,197

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(23)	-	7,760	2,971
Net realized gain (loss) on investments and capital gains
distributions	(281)	-	(3,074)	(463)
Net unrealized appreciation (depreciation) during the year	(1,170)	-	(6,395)	396

Net increase (decrease) in net assets from operations	(1,474)	-	(1,709)	2,904

Changes from principal transactions:
Total unit transactions	9,295	-	(52,519)	(16,658)

Net increase (decrease) in assets derived from
principal transactions	9,295	-	(52,519)	(16,658)

Total increase (decrease) in net assets	7,821	-	(54,228)	(13,754)

Net assets at December 31, 2002	7,951	-	234,066	104,443

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(93)	(2)	5,189	2,544
Net realized gain (loss) on investments and capital gains
distributions	452	8	(7,603)	(905)
Net unrealized appreciation (depreciation) during the year	2,979	-	2,750	(405)

Net increase (decrease) in net assets from operations	3,338	6	336	1,234

Changes from contract transactions:
Total unit transactions	4,594	(6)	(81,633)	(26,021)

Net increase (decrease) in assets derived from
principal transactions	4,594	(6)	(81,633)	(26,021)

Total increase (decrease) in net assets	7,932	-	(81,297)	(24,787)

Net assets at December 31, 2003	$ 15,883	$ -	$ 152,769	$ 79,656

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series G	Series H	Series I	Series J
Net assets at January 1, 2002	$ 33,746	$ 25,808	$ 1,252	$ 381

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	779	548	22	7
Net realized gain (loss) on investments and capital gains
distributions	(98)	(19)	(1)	-
Net unrealized appreciation (depreciation) during the year	396	262	21	9

Net increase (decrease) in net assets from operations	1,077	791	42	16

Changes from principal transactions:
Total unit transactions	(5,067)	(3,317)	(104)	(3)

Net increase (decrease) in assets derived from
principal transactions	(5,067)	(3,317)	(104)	(3)

Total increase (decrease) in net assets	(3,990)	(2,526)	(62)	13

Net assets at December 31, 2002	29,756	23,282	1,190	394

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	724	563	19	7
Net realized gain (loss) on investments and capital gains
distributions	(150)	(25)	-	(1)
Net unrealized appreciation (depreciation) during the year	(350)	(191)	(4)	(2)

Net increase (decrease) in net assets from operations	224	347	15	4

Changes from contract transactions:
Total unit transactions	(6,149)	(5,094)	(113)	(12)

Net increase (decrease) in assets derived from
principal transactions	(6,149)	(5,094)	(113)	(12)

Total increase (decrease) in net assets	(5,925)	(4,747)	(98)	(8)

Net assets at December 31, 2003	$ 23,831	$ 18,535	$ 1,092	$ 386

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING GET	ING GET	ING GET	ING GET
	Fund -	Fund -	Fund -	Fund -
	Series K	Series L	Series Q	Series S
Net assets at January 1, 2002	$ 2,275	$ 1,305	$ 3,642	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	30	(15)	40	84
Net realized gain (loss) on investments and capital gains
distributions	(1)	(4)	1	1
Net unrealized appreciation (depreciation) during the year	61	33	15	251

Net increase (decrease) in net assets from operations	90	14	56	336

Changes from principal transactions:
Total unit transactions	(317)	(132)	1,333	46,222

Net increase (decrease) in assets derived from
principal transactions	(317)	(132)	1,333	46,222

Total increase (decrease) in net assets	(227)	(118)	1,389	46,558

Net assets at December 31, 2002	2,048	1,187	5,031	46,558

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	34	27	(61)	(465)
Net realized gain (loss) on investments and capital gains
distributions	7	-	30	381
Net unrealized appreciation (depreciation) during the year	(23)	(3)	213	1,679

Net increase (decrease) in net assets from operations	18	24	182	1,595

Changes from contract transactions:
Total unit transactions	(330)	(162)	(828)	(15,492)

Net increase (decrease) in assets derived from
principal transactions	(330)	(162)	(828)	(15,492)

Total increase (decrease) in net assets	(312)	(138)	(646)	(13,897)

Net assets at December 31, 2003	$ 1,736	$ 1,049	$ 4,385	$ 32,661

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
			ING VP	ING VP
	ING VP	ING VP	Emerging	Money
	Balanced	Bond	Markets	Market
Net assets at January 1, 2002	$ 768,043	$ 409,596	$ 5,519	$ 374,569

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(329)	9,352	(60)	10,481
Net realized gain (loss) on investments and capital gains
distributions	(34,344)	3,536	(12)	(7,043)
Net unrealized appreciation (depreciation) during the year	(50,314)	16,434	(365)	(1,172)

Net increase (decrease) in net assets from operations	(84,987)	29,322	(437)	2,266

Changes from principal transactions:
Total unit transactions	(85,131)	19,260	(62)	(7,989)

Net increase (decrease) in assets derived from
principal transactions	(85,131)	19,260	(62)	(7,989)

Total increase (decrease) in net assets	(170,118)	48,582	(499)	(5,723)

Net assets at December 31, 2002	597,925	458,178	5,020	368,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	5,590	2,655	(61)	2,594
Net realized gain (loss) on investments and capital gains
distributions	(20,852)	6,513	1,993	(2,912)
Net unrealized appreciation (depreciation) during the year	114,905	12,637	669	151

Net increase (decrease) in net assets from operations	99,643	21,805	2,601	(167)

Changes from contract transactions:
Total unit transactions	(38,198)	(71,798)	551	(111,202)

Net increase (decrease) in assets derived from
principal transactions	(38,198)	(71,798)	551	(111,202)

Total increase (decrease) in net assets	61,445	(49,993)	3,152	(111,369)

Net assets at December 31, 2003	$ 659,370	$ 408,185	$ 8,172	$ 257,477

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
			ING T. Rowe
	ING VP	ING MFS	Price	ING DSI
	Natural	Total	Equity	Enhanced
	Resources	Return	Income	Index
Net assets at January 1, 2002	$ 12,751	$ -	$ -	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(108)	-	-	-
Net realized gain (loss) on investments and capital gains
distributions	(496)	-	-	(5)
Net unrealized appreciation (depreciation) during the year	60	-	-	(3)

Net increase (decrease) in net assets from operations	(544)	-	-	(8)

Changes from principal transactions:
Total unit transactions	(310)	-	-	134

Net increase (decrease) in assets derived from
principal transactions	(310)	-	-	134

Total increase (decrease) in net assets	(854)	-	-	126

Net assets at December 31, 2002	11,897	-	-	126

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(123)	16	(2)	(1)
Net realized gain (loss) on investments and capital gains
distributions	(744)	(1)	25	16
Net unrealized appreciation (depreciation) during the year	4,001	403	167	85

Net increase (decrease) in net assets from operations	3,134	418	190	100

Changes from contract transactions:
Total unit transactions	(1,060)	7,871	1,953	574

Net increase (decrease) in assets derived from
principal transactions	(1,060)	7,871	1,953	574

Total increase (decrease) in net assets	2,074	8,289	2,143	674

Net assets at December 31, 2003	$ 13,971	$ 8,289	$ 2,143	$ 800

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING Alger	ING Alger		ING
	Aggressive	Aggressive		American
	Growth -	Growth -	ING Alger	Century Small
	Initial Class	Service Class	Growth	Cap Value
Net assets at January 1, 2002	$ -	$ -	$ -	$ -

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(4)	(1)	(8)
Net realized gain (loss) on investments and capital gains
distributions	-	(32)	(3)	(121)
Net unrealized appreciation (depreciation) during the year	-	(45)	(14)	(29)

Net increase (decrease) in net assets from operations	-	(81)	(18)	(158)

Changes from principal transactions:
Total unit transactions	-	983	273	1,992

Net increase (decrease) in assets derived from
principal transactions	-	983	273	1,992

Total increase (decrease) in net assets	-	902	255	1,834

Net assets at December 31, 2002	-	902	255	1,834

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	-	(41)	(11)	(33)
Net realized gain (loss) on investments and capital gains
distributions	3	306	47	201
Net unrealized appreciation (depreciation) during the year	3	848	249	960

Net increase (decrease) in net assets from operations	6	1,113	285	1,128

Changes from contract transactions:
Total unit transactions	10	7,405	1,654	3,345

Net increase (decrease) in assets derived from
principal transactions	10	7,405	1,654	3,345

Total increase (decrease) in net assets	16	8,518	1,939	4,473

Net assets at December 31, 2003	$ 16	$ 9,420	$ 2,194	$ 6,307

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING	ING Goldman	ING	ING
	Baron	Sachs®	JPMorgan	JPMorgan
	Small Cap	Capital	Fleming	Mid Cap
	Growth	Growth	International	Value
Net assets at January 1, 2002	$ -	$ -	$ 145,566	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(12)	(1)	(570)	(3)
Net realized gain (loss) on investments and capital gains
distributions	(92)	(5)	(16,744)	(24)
Net unrealized appreciation (depreciation) during the year	12	(13)	(1,963)	26

Net increase (decrease) in net assets from operations	(92)	(19)	(19,277)	(1)

Changes from principal transactions:
Total unit transactions	3,331	366	(18,450)	1,039

Net increase (decrease) in assets derived from
principal transactions	3,331	366	(18,450)	1,039

Total increase (decrease) in net assets	3,239	347	(37,727)	1,038

Net assets at December 31, 2002	3,239	347	107,839	1,038

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(87)	(6)	5	(12)
Net realized gain (loss) on investments and capital gains
distributions	175	10	13,443	93
Net unrealized appreciation (depreciation) during the year	2,280	112	19,848	486

Net increase (decrease) in net assets from operations	2,368	116	33,296	567

Changes from contract transactions:
Total unit transactions	9,650	364	(14,631)	2,394

Net increase (decrease) in assets derived from
principal transactions	9,650	364	(14,631)	2,394

Total increase (decrease) in net assets	12,018	480	18,665	2,961

Net assets at December 31, 2003	$ 15,257	$ 827	$ 126,504	$ 3,999

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING MFS	ING MFS	ING MFS	ING OpCap
	Capital	Global	Research	Balanced
	Opportunities	Growth	Equity	Value
Net assets at January 1, 2002	$ 216,006	$ -	$ 172,262	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(1,732)	(1)	(1,247)	(1)
Net realized gain (loss) on investments and capital gains
distributions	(12,396)	(6)	(9,552)	(1)
Net unrealized appreciation (depreciation) during the year	(50,689)	(5)	(32,213)	18

Net increase (decrease) in net assets from operations	(64,817)	(12)	(43,012)	16

Changes from principal transactions:
Total unit transactions	(22,039)	214	(14,758)	499

Net increase (decrease) in assets derived from
principal transactions	(22,039)	214	(14,758)	499

Total increase (decrease) in net assets	(86,856)	202	(57,770)	515

Net assets at December 31, 2002	129,150	202	114,492	515

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,132)	(7)	(573)	43
Net realized gain (loss) on investments and capital gains
distributions	(9,998)	99	(8,730)	69
Net unrealized appreciation (depreciation) during the year	43,736	116	34,528	692

Net increase (decrease) in net assets from operations	32,606	208	25,225	804

Changes from contract transactions:
Total unit transactions	(10,259)	884	(11,642)	7,864

Net increase (decrease) in assets derived from
principal transactions	(10,259)	884	(11,642)	7,864

Total increase (decrease) in net assets	22,347	1,092	13,583	8,668

Net assets at December 31, 2003	$ 151,497	$ 1,294	$ 128,075	$ 9,183

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
		ING Salomon	ING Salomon	ING Salomon
		Brothers	Brothers	Brothers
	ING PIMCO	Aggressive	Fundamental	Investors
	Total Return	Growth	Value	Value
Net assets at January 1, 2002	$ -	$ 305,237	$ -	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	159	(2,396)	(1)	(2)
Net realized gain (loss) on investments and capital gains
distributions	205	(13,796)	(8)	(16)
Net unrealized appreciation (depreciation) during the year	190	(90,736)	(4)	(17)

Net increase (decrease) in net assets from operations	554	(106,928)	(13)	(35)

Changes from principal transactions:
Total unit transactions	15,725	(22,382)	257	670

Net increase (decrease) in assets derived from
principal transactions	15,725	(22,382)	257	670

Total increase (decrease) in net assets	16,279	(129,310)	244	635

Net assets at December 31, 2002	16,279	175,927	244	635

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	563	(2,138)	26	(8)
Net realized gain (loss) on investments and capital gains
distributions	834	(11,102)	209	25
Net unrealized appreciation (depreciation) during the year	(744)	76,768	900	574

Net increase (decrease) in net assets from operations	653	63,528	1,135	591

Changes from contract transactions:
Total unit transactions	14,295	329	8,035	2,793

Net increase (decrease) in assets derived from
principal transactions	14,295	329	8,035	2,793

Total increase (decrease) in net assets	14,948	63,857	9,170	3,384

Net assets at December 31, 2003	$ 31,227	$ 239,784	$ 9,414	$ 4,019

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
		ING UBS		ING VP
	ING T. Rowe	Tactical	ING Van	Strategic
	Price Growth	Asset	Kampen	Allocation
	Equity	Allocation	Comstock	Balanced
Net assets at January 1, 2002	$ 223,753	$ -	$ -	$ 57,038

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(1,678)	(2)	3	770
Net realized gain (loss) on investments and capital gains
distributions	(2,973)	(12)	(9)	(1,102)
Net unrealized appreciation (depreciation) during the year	(50,934)	(4)	(380)	(5,687)

Net increase (decrease) in net assets from operations	(55,585)	(18)	(386)	(6,019)

Changes from principal transactions:
Total unit transactions	1,721	492	8,561	(3,173)

Net increase (decrease) in assets derived from
principal transactions	1,721	492	8,561	(3,173)

Total increase (decrease) in net assets	(53,864)	474	8,175	(9,192)

Net assets at December 31, 2002	169,889	474	8,175	47,846

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(1,770)	(6)	12	226
Net realized gain (loss) on investments and capital gains
distributions	(1,850)	42	454	(840)
Net unrealized appreciation (depreciation) during the year	55,811	116	3,979	9,405

Net increase (decrease) in net assets from operations	52,191	152	4,445	8,791

Changes from contract transactions:
Total unit transactions	24,523	285	19,398	1,809

Net increase (decrease) in assets derived from
principal transactions	24,523	285	19,398	1,809

Total increase (decrease) in net assets	76,714	437	23,843	10,600

Net assets at December 31, 2003	$ 246,603	$ 911	$ 32,018	$ 58,446

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING VP	ING VP
	Strategic	Strategic	ING VP	ING GET
	Allocation	Allocation	Growth and	U.S. Core
	Growth	Income	Income	Series 1
Net assets at January 1, 2002	$ 67,010	$ 37,096	$ 3,399,498	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	391	801	(7,432)	-
Net realized gain (loss) on investments and capital gains
distributions	(1,462)	(970)	(453,546)	-
Net unrealized appreciation (depreciation) during the year	(8,838)	(1,819)	(363,307)	-

Net increase (decrease) in net assets from operations	(9,909)	(1,988)	(824,285)	-

Changes from principal transactions:
Total unit transactions	(1,055)	(3,498)	(433,795)	-

Net increase (decrease) in assets derived from
principal transactions	(1,055)	(3,498)	(433,795)	-

Total increase (decrease) in net assets	(10,964)	(5,486)	(1,258,080)	-

Net assets at December 31, 2002	56,046	31,610	2,141,418	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(107)	411	(23,918)	(11)
Net realized gain (loss) on investments and capital gains
distributions	(1,375)	(527)	(425,719)	-
Net unrealized appreciation (depreciation) during the year	14,356	3,834	928,479	79

Net increase (decrease) in net assets from operations	12,874	3,718	478,842	68

Changes from contract transactions:
Total unit transactions	913	(1,491)	(309,293)	2,310

Net increase (decrease) in assets derived from
principal transactions	913	(1,491)	(309,293)	2,310

Total increase (decrease) in net assets	13,787	2,227	169,549	2,378

Net assets at December 31, 2003	$ 69,833	$ 33,837	$ 2,310,967	$ 2,378

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	ING GET	ING GET
	U.S. Core	U.S. Core	ING VP	ING VP
	Series 2	Series 3	Technology	Growth
Net assets at January 1, 2002	$ -	$ -	$ 31,754	$ 120,765

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	-	-	(297)	(1,011)
Net realized gain (loss) on investments and capital gains
distributions	-	-	(19,418)	(10,292)
Net unrealized appreciation (depreciation) during the year	-	-	3,470	(23,361)

Net increase (decrease) in net assets from operations	-	-	(16,245)	(34,664)

Changes from principal transactions:
Total unit transactions	-	-	7,492	(9,562)

Net increase (decrease) in assets derived from
principal transactions	-	-	7,492	(9,562)

Total increase (decrease) in net assets	-	-	(8,753)	(44,226)

Net assets at December 31, 2002	-	-	23,001	76,539

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(24)	-	(329)	(881)
Net realized gain (loss) on investments and capital gains
distributions	-	-	(1,973)	(11,268)
Net unrealized appreciation (depreciation) during the year	154	-	13,749	34,025

Net increase (decrease) in net assets from operations	130	-	11,447	21,876

Changes from contract transactions:
Total unit transactions	20,509	207	12,847	(2,443)

Net increase (decrease) in assets derived from
principal transactions	20,509	207	12,847	(2,443)

Total increase (decrease) in net assets	20,639	207	24,294	19,433

Net assets at December 31, 2003	$ 20,639	$ 207	$ 47,295	$ 95,972

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	ING VP	ING VP	ING VP	ING VP
	Index Plus	Index Plus	Index Plus	International
	LargeCap	MidCap	SmallCap	Equity
Net assets at January 1, 2002	$ 459,606	$ 88,491	$ 28,860	$ 10,978

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(3,404)	(817)	(425)	(80)
Net realized gain (loss) on investments and capital gains
distributions	(14,024)	(2,147)	(494)	(2,402)
Net unrealized appreciation (depreciation) during the year	(92,339)	(20,160)	(9,009)	(405)

Net increase (decrease) in net assets from operations	(109,767)	(23,124)	(9,928)	(2,887)

Changes from principal transactions:
Total unit transactions	28,621	78,894	35,647	157

Net increase (decrease) in assets derived from
principal transactions	28,621	78,894	35,647	157

Total increase (decrease) in net assets	(81,146)	55,770	25,719	(2,730)

Net assets at December 31, 2002	378,460	144,261	54,579	8,248

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	144	(1,031)	(559)	3
Net realized gain (loss) on investments and capital gains
distributions	(12,981)	(2,145)	(56)	1,452
Net unrealized appreciation (depreciation) during the year	110,816	52,581	21,801	1,316

Net increase (decrease) in net assets from operations	97,979	49,405	21,186	2,771

Changes from contract transactions:
Total unit transactions	26,982	40,095	18,166	914

Net increase (decrease) in assets derived from
principal transactions	26,982	40,095	18,166	914

Total increase (decrease) in net assets	124,961	89,500	39,352	3,685

Net assets at December 31, 2003	$ 503,421	$ 233,761	$ 93,931	$ 11,933

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	ING VP	ING VP	ING VP	ING VP
	Small	Value	Growth	International
	Company	Opportunity	Opportunities	Value

Net assets at January 1, 2002	$ 134,200	$ 118,660	$ 10	$ 1,529

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(741)	(727)	(1)	(5)
Net realized gain (loss) on investments and capital gains
distributions	(11,913)	(5,360)	(14)	(281)
Net unrealized appreciation (depreciation) during the year	(23,960)	(33,842)	(22)	(1,267)

Net increase (decrease) in net assets from operations	(36,614)	(39,929)	(37)	(1,553)

Changes from principal transactions:
Total unit transactions	17,499	36,614	185	12,849

Net increase (decrease) in assets derived from
principal transactions	17,499	36,614	185	12,849

Total increase (decrease) in net assets	(19,115)	(3,315)	148	11,296

Net assets at December 31, 2002	115,085	115,345	158	12,825

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(998)	(277)	(6)	70
Net realized gain (loss) on investments and capital gains
distributions	(9,972)	(8,337)	38	(610)
Net unrealized appreciation (depreciation) during the year	52,820	34,754	123	6,551

Net increase (decrease) in net assets from operations	41,850	26,140	155	6,011

Changes from contract transactions:
Total unit transactions	10,497	(8,309)	984	13,755

Net increase (decrease) in assets derived from
principal transactions	10,497	(8,309)	984	13,755

Total increase (decrease) in net assets	52,347	17,831	1,139	19,766

Net assets at December 31, 2003	$ 167,432	$ 133,176	$ 1,297	$ 32,591

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
				Janus
		ING VP	ING VP	Aspen
	ING VP	MidCap	SmallCap	Series
	MagnaCap	Opportunities	Opportunities	Balanced
Net assets at January 1, 2002	$ -	$ 30	$ 59	$ 338,450

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	1	(2)	(10)	5,176
Net realized gain (loss) on investments and capital gains
distributions	(3)	(45)	(143)	3,603
Net unrealized appreciation (depreciation) during the year	(58)	(24)	(729)	(36,599)

Net increase (decrease) in net assets from operations	(60)	(71)	(882)	(27,820)

Changes from principal transactions:
Total unit transactions	604	498	3,062	42,910

Net increase (decrease) in assets derived from
principal transactions	604	498	3,062	42,910

Total increase (decrease) in net assets	544	427	2,180	15,090

Net assets at December 31, 2002	544	457	2,239	353,540

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	1	(23)	(30)	4,325
Net realized gain (loss) on investments and capital gains
distributions	(41)	155	(356)	4,890
Net unrealized appreciation (depreciation) during the year	315	495	1,518	36,186

Net increase (decrease) in net assets from operations	275	627	1,132	45,401

Changes from contract transactions:
Total unit transactions	752	3,107	4,674	(13,847)

Net increase (decrease) in assets derived from
principal transactions	752	3,107	4,674	(13,847)

Total increase (decrease) in net assets	1,027	3,734	5,806	31,554

Net assets at December 31, 2003	$ 1,571	$ 4,191	$ 8,045	$ 385,094

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Janus Aspen	Janus Aspen	Janus	Janus Aspen
	Series	Series	Aspen	Series
	Capital	Flexible	Series	Mid Cap
	Appreciation	Income	Growth	Growth

Net assets at January 1, 2002	$ 530	$ 56,744	$ 305,619	$ 569,410

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(8)	2,675	(2,624)	(4,630)
Net realized gain (loss) on investments and capital gains
distributions	(57)	436	(8,168)	(29,447)
Net unrealized appreciation (depreciation) during the year	(142)	3,209	(70,336)	(125,671)

Net increase (decrease) in net assets from operations	(207)	6,320	(81,128)	(159,748)

Changes from principal transactions:
Total unit transactions	1,696	29,207	(25,325)	(40,478)

Net increase (decrease) in assets derived from
principal transactions	1,696	29,207	(25,325)	(40,478)

Total increase (decrease) in net assets	1,489	35,527	(106,453)	(200,226)

Net assets at December 31, 2002	2,019	92,271	199,166	369,184

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(22)	3,431	(2,049)	(4,273)
Net realized gain (loss) on investments and capital gains
distributions	(25)	2,292	(15,905)	(55,409)
Net unrealized appreciation (depreciation) during the year	573	(960)	76,212	179,054

Net increase (decrease) in net assets from operations	526	4,763	58,258	119,372

Changes from contract transactions:
Total unit transactions	632	(7,040)	(17,436)	(29,315)

Net increase (decrease) in assets derived from
principal transactions	632	(7,040)	(17,436)	(29,315)

Total increase (decrease) in net assets	1,158	(2,277)	40,822	90,057

Net assets at December 31, 2003	$ 3,177	$ 89,994	$ 239,988	$ 459,241

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Janus Aspen			Lord Abbett
	Series		Lord Abbett	Mid-Cap
	Worldwide	Janus	Growth and	Value -
	Growth	Twenty	Income	Class A

Net assets at January 1, 2002	$ 783,656	$ 497	$ 1,226	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(1,079)	(2)	13	-
Net realized gain (loss) on investments and capital gains
distributions	9,133	(130)	(2)	-
Net unrealized appreciation (depreciation) during the year	(206,185)	6	(936)	-

Net increase (decrease) in net assets from operations	(198,131)	(126)	(925)	-

Changes from principal transactions:
Total unit transactions	(72,082)	12	11,871	21

Net increase (decrease) in assets derived from
principal transactions	(72,082)	12	11,871	21

Total increase (decrease) in net assets	(270,213)	(114)	10,946	21

Net assets at December 31, 2002	513,443	383	12,172	21

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	277	(2)	16	-
Net realized gain (loss) on investments and capital gains
distributions	(17,365)	(39)	(40)	(2)
Net unrealized appreciation (depreciation) during the year	123,499	143	7,960	-

Net increase (decrease) in net assets from operations	106,411	102	7,936	(2)

Changes from contract transactions:
Total unit transactions	(83,666)	78	30,424	(19)

Net increase (decrease) in assets derived from
principal transactions	(83,666)	78	30,424	(19)

Total increase (decrease) in net assets	22,745	180	38,360	(21)

Net assets at December 31, 2003	$ 536,188	$ 563	$ 50,532	$ -

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Lord Abbett
	Mid-Cap	MFS®	Oppenheimer	Oppenheimer
	Value -	Total	Developing	Aggressive
	Class VC	Return	Markets	Growth

Net assets at January 1, 2002	$ 265	$ 21,228	$ 223	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	16	126	7	-
Net realized gain (loss) on investments and capital gains
distributions	(44)	116	(216)	-
Net unrealized appreciation (depreciation) during the year	(436)	(2,403)	26	(1)

Net increase (decrease) in net assets from operations	(464)	(2,161)	(183)	(1)

Changes from principal transactions:
Total unit transactions	10,323	20,271	1,254	4

Net increase (decrease) in assets derived from
principal transactions	10,323	20,271	1,254	4

Total increase (decrease) in net assets	9,859	18,110	1,071	3

Net assets at December 31, 2002	10,124	39,338	1,294	3

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(52)	294	146	-
Net realized gain (loss) on investments and capital gains
distributions	33	(263)	1,051	-
Net unrealized appreciation (depreciation) during the year	4,466	7,216	383	1

Net increase (decrease) in net assets from operations	4,447	7,247	1,580	1

Changes from contract transactions:
Total unit transactions	13,938	11,448	3,374	-

Net increase (decrease) in assets derived from
principal transactions	13,938	11,448	3,374	-

Total increase (decrease) in net assets	18,385	18,695	4,954	1

Net assets at December 31, 2003	$ 28,509	$ 58,033	$ 6,248	$ 4

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)
	Oppenheimer		Oppenheimer
	Global	Oppenheimer	Strategic	Pax World
	Securities	Main Street®	Bond	Balanced

Net assets at January 1, 2002	$ 86,986	$ -	$ 9,817	$ 2,309

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	(615)	-	733	14
Net realized gain (loss) on investments and capital gains
distributions	(6,640)	-	(431)	(185)
Net unrealized appreciation (depreciation) during the year	(23,058)	(5)	555	(54)

Net increase (decrease) in net assets from operations	(30,313)	(5)	857	(225)

Changes from principal transactions:
Total unit transactions	60,727	33	5,988	(479)

Net increase (decrease) in assets derived from
principal transactions	60,727	33	5,988	(479)

Total increase (decrease) in net assets	30,414	28	6,845	(704)

Net assets at December 31, 2002	117,400	28	16,662	1,605

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	(560)	-	1,110	6
Net realized gain (loss) on investments and capital gains
distributions	(6,014)	-	969	(35)
Net unrealized appreciation (depreciation) during the year	67,124	7	1,931	385

Net increase (decrease) in net assets from operations	60,550	7	4,010	356

Changes from contract transactions:
Total unit transactions	73,093	(3)	11,935	1,644

Net increase (decrease) in assets derived from
principal transactions	73,093	(3)	11,935	1,644

Total increase (decrease) in net assets	133,643	4	15,945	2,000

Net assets at December 31, 2003	$ 251,043	$ 32	$ 32,607	$ 3,605

The accompanying notes are an integral part of these financial statements.

ING life insurance and annuity company

variable annuity account c

Statements of Changes in Net Assets

For the years ended December 31, 2003 and 2002

(Dollars in thousands)

	Pioneer		Pioneer
	Equity	Pioneer	Mid Cap	Templeton
	Income	Fund	Value	Foreign

Net assets at January 1, 2002	$ 88	$ 9	$ 81	$ -

Increase (decrease) in net assets from operations

Operations:
Net investment income (loss)	35	1	(8)	-
Net realized gain (loss) on investments and capital gains
distributions	(39)	(9)	(102)	-
Net unrealized appreciation (depreciation) during the year	(169)	(16)	(99)	-

Net increase (decrease) in net assets from operations	(173)	(24)	(209)	-

Changes from principal transactions:
Total unit transactions	3,867	447	2,271	-

Net increase (decrease) in assets derived from
principal transactions	3,867	447	2,271	-

Total increase (decrease) in net assets	3,694	423	2,062	-

Net assets at December 31, 2002	3,782	432	2,143	-

Increase (decrease) in net assets from operations
Operations:
Net investment income (loss)	105	2	(38)	(6)
Net realized gain (loss) on investments and capital gains
distributions	(9)	(3)	85	-
Net unrealized appreciation (depreciation) during the year	1,446	219	1,583	-

Net increase (decrease) in net assets from operations	1,542	218	1,630	(6)

Changes from contract transactions:
Total unit transactions	5,367	872	7,962	6

Net increase (decrease) in assets derived from
principal transactions	5,367	872	7,962	6

Total increase (decrease) in net assets	6,909	1,090	9,592	-

Net assets at December 31, 2003	$ 10,691	$ 1,522	$ 11,735	$ -

The accompanying notes are an integral part of these financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

  Organization

  ING Life Insurance and Annuity Company Variable Annuity Account C (the "Account") was established by ING Life Insurance and Annuity Company ("ILIAC" or the "Company") to support the operations of variable annuity contracts ("Contracts"). The Company is a wholly-owned subsidiary of ING America Insurance Holdings, Inc. ("ING AIH"), an insurance holding company domiciled in the State of Delaware. ING AIH is a wholly-owned subsidiary of ING Groep, N.V., a global financial services holding company based in The Netherlands.

  The Account is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. ILIAC provides for variable accumulation and benefits under the Contracts by crediting annuity considerations to one or more divisions within the Account or the fixed separate account, which is not part of the Account, as directed by the Contractowners. The portion of the Account's assets applicable to Contracts will not be charged with liabilities arising out of any other business ILIAC may conduct, but obligations of the Account, including the promise to make benefit payments, are obligations of ILIAC. The assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of ILIAC.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  At December 31, 2003, the Account had 94 investment divisions (the "Divisions"), 37 of which invest in independently managed mutual funds and 57 of which invest in mutual funds managed by affiliates, either ING Investments, LLC or ING Life Insurance and Annuity Company. The assets in each Division are invested in shares of a designated fund ("Fund") of various investment trusts (the "Trusts"). Investment Divisions at December 31, 2003 and related Trusts are as follows:

  AIM Variable Insurance Funds:

  AIM V.I. Capital Appreciation Fund-Series I

  AIM V.I. Core Equity Fund-Series I

  AIM V.I. Growth Fund-Series I

  AIM V.I. Premier Equity Fund-Series I

  American Century® Income & Growth Fund-Advisor Class

  Baron Growth Fund**

  Calvert Variable Series, Inc.:

  Calvert Social Balanced Portfolio

  Evergreen Special Values Fund-Class A

  Fidelity® Variable Insurance Products:

  Fidelity® VIP Asset ManagerSM Portfolio-

  Initial Class

  Fidelity® VIP Contrafund® Portfolio-

  Initial Class

  Fidelity® VIP Equity-Income Portfolio-

  Initial Class

  Fidelity® VIP Growth Portfolio-Initial Class

  Fidelity® VIP High Income Portfolio-

  Initial Class

  Fidelity® VIP Index 500 Portfolio-

  Initial Class

  Fidelity® VIP Overseas Portfolio-

  Initial Class

  Franklin Templeton Variable Insurance

  Products Trust:

  Franklin Small Cap Value Securities Fund-

  Class 2

  ING GET Funds:

  ING GET Fund - Series D

  ING GET Fund - Series E

  ING GET Fund - Series G

  ING GET Fund - Series H

  ING GET Fund - Series I

  ING GET Fund - Series J

  ING GET Fund - Series K

  ING GET Fund - Series L

  ING GET Fund - Series Q

  ING GET Fund - Series S*

  ING VP Balanced Portfolios, Inc. - Class R

  ING VP Bond Portfolio-Class R

  ING VP Emerging Markets Fund

  ING VP Money Market Portfolio-Class R

  ING VP Natural Resources Trust

  ING Investors Trust:

  ING MFS Total Return Portfolio - Service**

  ING T. Rowe Price Equity Income - Service**

  ING Partners, Inc.:

  ING DSI Enhanced Index Portfolio-Service Class*

  ING Alger Aggressive Growth Portfolio-Initial Class*

  ING Alger Aggressive Growth Portfolio-Service Class*

  ING Alger Growth Portfolio-Service Class

  ING American Century Small Cap Value Portfolio-Service Class*

  ING Baron Small Cap Growth Portfolio-Service Class*

  ING Goldman Sachs® Capital Growth Portfolio-Service Class*

  ING JPMorgan Fleming International Portfolio-Initial Class

  ING JPMorgan Mid Cap Value Portfolio-Service Class*

  ING MFS Capital Opportunities Portfolio-Initial Class

  ING MFS Global Growth Portfolio-Service Class*

  ING MFS Research Equity Portfolio-Initial Class

  ING OpCap Balanced Value Portfolio-Service Class*

  ING PIMCO Total Return Portfolio-Service Class*

  ING Salomon Brothers Aggressive Growth Portfolio-Initial Class

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  ING Partners, Inc. (continued):

  ING Salomon Brothers Fundamental Value

  Portfolio-Service Class*

  ING Salomon Brothers Investors Value Portfolio-Service Class*

  ING T. Rowe Price Growth Equity Portfolio-

  Initial Class

  ING UBS Tactical Asset Allocation

  Portfolio-Service Class*

  ING Van Kampen Comstock Portfolio-

  Service Class*

  ING Strategic Allocation Portfolios, Inc.:

  ING VP Strategic Allocation Balanced

  Portfolio-Class R

  ING VP Strategic Allocation Growth

  Portfolio-Class R

  ING VP Strategic Allocation Income

  Portfolio-Class R

  ING Variable Funds:

  ING VP Growth and Income Portfolio-Class R

  ING Variable Insurance Trust:

  ING GET US Core Portfolio - Series 1**

  ING GET US Core Portfolio - Series 2**

  ING GET US Core Portfolio - Series 3**

  ING Variable Portfolios, Inc.:

  ING VP Technology Portfolio-Class R

  ING VP Growth Portfolio-Class R

  ING VP Index Plus LargeCap Portfolio-

  Class R

  ING VP Index Plus MidCap Portfolio-

  Class R

  ING VP Index Plus SmallCap Portfolio-

  Class R

  ING VP International Equity Portfolio-

  Class R

  ING VP Small Company Portfolio-

  Class R

  ING VP Value Opportunity Portfolio-

  Class R

  ING Variable Products Trust:

  ING VP Growth Opportunities Portfolio-

  Class R

  ING VP International Value Portfolio-

  Class R

  ING VP MagnaCap Portfolio-Class R*

  ING VP MidCap Opportunities Portfolio-Class R

  ING VP SmallCap Opportunities Portfolio-Class R

  Janus Aspen Series:

  Janus Aspen Balanced Portfolio-Institutional Shares

  Janus Aspen Capital Appreciation Portfolio-Service Shares

  Janus Aspen Flexible Income Portfolio-Institutional Shares

  Janus Aspen Growth Portfolio-Institutional Shares

  Janus Aspen Mid Cap Growth Portfolio-Institutional Shares

  Janus Aspen Worldwide Growth Portfolio-Institutional Shares

  Janus Twenty Fund

  Lord Abbett Series Fund, Inc.:

  Lord Abbett Growth and Income Portfolio - Class VC

  Lord Abbett Mid-Cap Value Portfolio-Class VC

  MFS® Variable Insurance TrustSM:

  MFS® Total Return Series-Initial Class

  Oppenheimer Developing Markets Fund - Class A

  Oppenheimer Variable Account Funds:

  Oppenheimer Aggressive Growth Fund/VA*

  Oppenheimer Global Securities Fund/VA

  Oppenheimer Main Street® Fund/VA*

  Oppenheimer Strategic Bond Fund/VA

  Pax World Balanced Fund, Inc.

  Pioneer Variable Contracts Trust:

  Pioneer Equity Income VCT Portfolio-Class I

  Pioneer Fund VCT Portfolio-Class I

  Pioneer Mid Cap Value VCT Portfolio-Class I

  * Investment Division added in 2002

  ** Investment Division added in 2003

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  The following Divisions were closed to Contractowners during 2003:

Baron Growth Fund
Chapman DEM® Equity Fund-Institutional Shares
Templeton Foreign Fund, Inc.- Class A

  At December 21, 2003, the following Divisions were available, but did not have investments:

AIM Growth Series:	INVESCO Health Science Fund - Investors Class
AIM Mid Cap Core Equity Fund - Class A	The Income Fund of America® - Class R-3
AllianceBernstein Growth and Income Fund - Class A	Janus Adviser Series:
American Balance Fund® - Class R-3	Janus Adviser Balanced Fund - Class I
Ariel Appreciation Fund	Janus Adviser Flexible Income Fund - Class I
Ariel Fund	Legg Mason Value Trust, Inc. - Primary Class
Baron Asset Fund	Lord Abbett Affiliated Fund - Class A
Euro Pacific Growth Fund® - Class R-3	Lord Abbett Series Fund, Inc.:
Fidelity® Advisor Mid Cap Fund - Class T	Lord Abbett Mid-Cap Value Portfolio - Class A
Franklin Mutual Series Fund, Inc.:	Lord Abbett Small Cap Value Fund - Class A
Franklin Mutual Discovery Fund - Class R	Massachusetts Investors Growth Stock Fund - Class A
Franklin Strategic Series:	New Perspective Fund® - Class R-3
Franklin Small-Mid Cap Growth Fund - Class A	Oppenheimer Capital Appreciation Fund
The Growth Fund of America® - Class A	Oppenheimer Global Fund - Class A
The Growth Fund of America® - Class R-3	Oppenheimer Main Street® Fund - Class A
ING Equity Trust:	PIMCO NFJ Small-Cap Value Fund - Class A
ING Financial Services Fund - Class A	Pioneer Equity-Income VCT Portfolio - Class A
ING LargeCap Growth Fund - Class A	Pioneer Fund - Class A
ING Real Estate Fund - Class A	Pioneer High Yield Fund - Class A
ING Funds Trust:	Scudder Equity 500 Index Fund - Investment Class
ING GNMA Income Fund - Class A	T. Rowe Price Mid-Cap Value Fund - Class R
ING Intermediate Bond Fund - Class A	Templeton Growth Fund, Inc. - Class A
ING Mutual Funds:	UBS U.S. Small Cap Growth Fund - Class A
ING International Fund - Class Q	Washington Mutual Investors FundSM - Class R-3
ING International Small Cap Growth Fund - Class A
ING Partners, Inc.:
ING JPMorgan Fleming International Portfolio -
Service Class
ING Salomon Brothers Aggressive Growth Portfolio -
Service Class
ING T. Rowe Price Growth Equity Portfolio - Service
Class

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  The names of certain Divisions were changed during 2003. The following is a summary of current and former names for those Divisions:

Current Name	Former Name

Fidelity® Variable Insurance Products:	Fidelity® Variable Insurance Products II:
Fidelity® VIP Asset ManagerSM	Fidelity® VIP II Asset ManagerSM
Fidelity® VIP Contrafund®	Fidelity® VIP II Contrafund®
Fidelity® VIP Index 500	Fidelity® VIP II Index 500
ING Partners, Inc.:	ING Partners, Inc.:
ING MFS Research Equity	ING MFS Research
ING Salomon Brothers Fundamental Value	ING Salomon Brothers Capital
Janus Aspen Series:	Janus Aspen Series:
Janus Aspen Mid Cap Growth	Janus Aspen Aggressive Growth
Oppenheimer Variable Account Funds:	Oppenheimer Variable Account Funds:
Oppenheimer Main Street®	Oppenheimer Main Street® Growth & Income

During 2003, the Champman DEM® Equity Fund - Institutional Shares and Lord Abbett Mid-Cap Value Fund - Class A
were closed to Contractowners.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Significant Accounting Policies

  The following is a summary of the significant accounting policies of the Account:

  Use of Estimates

  The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

  Investments

  Investments are made in shares of a Fund and are recorded at fair value, determined by the net asset value per share of the respective Fund. Investment transactions in each Fund are recorded on the trade date. Distributions of net investment income and capital gains from each Fund are recognized on the ex-distribution date. Realized gains and losses on redemptions of the shares of the Fund are determined on a first-in, first-out basis. The difference between cost and current market value on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

  Federal Income Taxes

  Operations of the Account form a part of, and are taxed with, the total operations of ILIAC, which is taxed as a life insurance company under the Internal Revenue Code. Earnings and realized capital gains of the Account attributable to the Contractowners are excluded in the determination of the federal income tax liability of ILIAC.

  Variable Annuity Reserves

  Prior to the annuity date, the Contracts are redeemable for the net cash surrender value of the Contracts. The annuity reserves are equal to the aggregate account values of the Contractowners invested in the Account Divisions. Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the Contractowner elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by ILIAC and may result in additional amounts being transferred into the Account by ILIAC to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Charges and Fees

  Under the terms of the Contracts, certain charges are allocated to the Contracts to cover ILIAC's expenses in connection with the issuance and administration of the Contracts. Following is a summary of these charges:

  Mortality and Expense Risk Charges

  ILIAC assumes mortality and expense risks related to the operations of the Account and, in accordance with the terms of the Contracts, deducts a daily charge from the assets of the Account. Daily charges are deducted at annual rates of up to 1.50% of the average daily net asset value of each Division of the Account to cover these risks, as specified in the Contract.

  Administrative Charges

  A daily charge at an annual rate of up to 0.25% of the assets attributable to the Contracts is deducted, as specified in the Contract, for administrative charges related to the Account.

  Contract Maintenance Charges

  For certain Contracts, an annual Contract maintenance fee of up to $30 may be deducted from the accumulation value of Contracts to cover ongoing administrative expenses, as specified in the Contract.

  Contingent Deferred Sales Charges

  For certain Contracts, a contingent deferred sales charge is imposed as a percentage of each premium payment if the Contract is surrendered or an excess partial withdrawal is taken, as specified in the Contract.

  Premium Taxes

  For certain Contracts, premium taxes are deducted, where applicable, from the accumulation value of each Contract. The amount and timing of the deduction depends on the Contractowner's state of residence and currently ranges up to 4.0% of premiums.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Related Party Transactions

  During the year ended December 31, 2003, management and service fees were paid indirectly to ING Investments, LLC, an affiliate of the Company, in its capacity as investment adviser to the ING GET Fund, ING VP Bond Portfolio, ING VP Money Market Portfolio, ING VP Balanced Portfolios, Inc., ING Variable Portfolios, Inc., ING VP Emerging Markets Fund, Inc., ING VP Natural Resources Trust, ING VP Growth and Income Portfolio, ING Strategic Allocation Portfolios, Inc., and ING Variable Products Trust. The annual fee rate ranged from 0.25% to 1.00% of the average net assets of each respective Fund or Fund of the Trust. In addition, management fees were paid to ING Life Insurance and Annuity Company, an affiliate, in its capacity as investment adviser to ING Partners, Inc. The annual fee rate ranged from 0.50% to 1.00% of the average net assets of each respective Fund of the Trust.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Purchases and Sales of Investment Securities

  The aggregate cost of purchases and proceeds from sales of investments follow:

	Year ended December 31
	2003		2002
	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	$ 3,360	$ 2,720	$ 4,305	$ 3,212
AIM V.I. Core Equity	3,229	3,479	4,639	7,235
AIM V.I. Growth	3,261	1,503	4,032	3,078
AIM V.I. Premier Equity	2,727	1,780	5,382	4,492
American Century® Income & Growth	1,932	1,032	1,593	843
Baron Growth	130	129	-	-
Calvert Variable Series, Inc.:
Calvert Social Balanced	6,802	4,502	5,053	5,018
Chapman DEM® Equity	2	53	1,891	1,886
Evergreen Special Values	5,901	2,000	8,955	2,195
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	2,606	1,719	2,132	2,720
Fidelity® VIP Contrafund®	82,727	16,424	65,465	17,163
Fidelity® VIP Equity-Income	47,066	14,323	62,848	17,196
Fidelity® VIP Growth	35,922	23,493	35,080	22,830
Fidelity® VIP High Income	33,252	30,625	10,447	9,409
Fidelity® VIP Index 500	17,461	9,452	12,610	12,891
Fidelity® VIP Overseas	395,384	388,671	281,455	280,916
Franklin Templeton Variable Insurance			-	-
Products Trust:
Franklin Small Cap Value Securities	16,848	12,347	11,106	1,680
The Growth Fund of America® - Class A	377	385	-	-
ING GET Funds:
ING GET Fund - Series D	9,899	86,343	11,539	56,298
ING GET Fund - Series E	5,190	28,667	5,420	19,105
ING GET Fund - Series G	1,243	6,668	1,767	6,055
ING GET Fund - Series H	1,175	5,706	1,130	3,900
ING GET Fund - Series I	93	187	45	127
ING GET Fund - Series J	69	74	13	9
ING GET Fund - Series K	128	424	59	346
ING GET Fund - Series L	42	177	1	148
ING GET Fund - Series Q	-	889	1,722	348
ING GET Fund - Series S	84	16,041	47,018	713
ING VP Balanced	37,020	69,628	17,169	102,630
ING VP Bond	33,833	102,976	84,342	53,732
ING VP Emerging Markets	70,319	69,829	47,683	47,805
ING VP Money Market	1,131,288	1,239,896	1,389,100	1,386,608
ING VP Natural Resources	5,744	6,927	4,360	4,778

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003		2002

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Investors Trust:
ING MFS Total Return	$ 7,972	$ 85	$ -	$ -
ING T. Rowe Price Equity Income	2,306	353	-	-
ING Partners, Inc.:
ING DSI Enhanced Index	684	111	188	55
ING Alger Aggressive Growth - Initial Class	111	101	-	-
ING Alger Aggressive Growth - Service Class	9,052	1,688	1,108	130
ING Alger Growth	2,164	521	286	14
ING American Century Small Cap Value	3,972	503	3,070	1,086
ING Baron Small Cap Growth	10,703	1,140	4,072	754
ING Goldman Sachs® Capital Growth	588	230	497	132
ING JPMorgan Fleming International	682,940	697,566	877,752	896,772
ING JPMorgan Mid Cap Value	3,093	684	1,323	286
ING MFS Capital Opportunities	7,070	18,461	7,581	31,352
ING MFS Global Growth	1,857	980	525	312
ING MFS Research Equity	5,467	17,682	3,898	19,904
ING OpCap Balanced Value	8,320	413	620	120
ING PIMCO Total Return	35,648	20,611	17,098	1,052
ING Salomon Brothers Aggressive Growth	24,087	25,896	10,302	35,081
ING Salomon Brothers Fundamental Value	11,986	3,925	445	188
ING Salomon Brother Investors Value	3,359	574	726	58
ING T. Rowe Price Growth Equity	34,215	11,462	17,850	17,806
ING UBS Tactical Asset Allocation	808	529	740	250
ING Van Kampen Comstock	20,406	485	8,601	36
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	6,498	4,463	4,620	7,022
ING VP Strategic Allocation Growth	5,494	4,688	5,098	5,763
ING VP Strategic Allocation Income	4,504	5,584	5,482	8,179
ING Variable Funds:
ING VP Growth and Income	14,919	348,130	28,885	470,112
ING Variable Insurance Trust:
ING GET US Core - Series 1	2,371	72	-	-
ING GET US Core - Series 2	20,499	14	-	-
ING GET US Core - Series 3	207	-	-	-
ING Variable Portfolios, Inc.:
ING VP Technology	33,815	21,297	32,390	25,195
ING VP Growth	9,981	13,305	7,859	18,432
ING VP Index Plus LargeCap	61,327	34,201	56,456	31,240
ING VP Index Plus MidCap	52,770	13,706	88,754	10,667
ING VP Index Plus SmallCap	33,506	15,899	47,752	11,943

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003		2002

	Purchases	Sales	Purchases	Sales
	(Dollars in thousands)
ING Variable Portfolios, Inc. (continued):
ING VP International Equity	$ 27,126	$ 26,209	$ 25,699	$ 25,622
ING VP Small Company	81,863	72,364	115,601	98,843
ING VP Value Opportunity	10,678	19,264	45,669	9,782
ING Variable Products Trust:
ING VP Growth Opportunities	1,325	347	262	77
ING VP International Value	17,423	3,598	15,013	2,169
ING VP MagnaCap	958	205	612	7
ING VP MidCap Opportunties	4,145	1,061	737	241
ING VP SmallCap Opportunities	5,880	1,236	3,521	469
Janus Aspen Series:
Janus Aspen Balanced	40,324	49,846	65,771	17,686
Janus Aspen Capital Appreciation	1,344	734	2,131	443
Janus Aspen Flexible Income	27,330	30,939	48,621	16,738
Janus Aspen Growth	11,473	30,958	12,205	40,153
Janus Aspen Mid Cap Growth	26,548	60,136	35,945	81,054
Janus Aspen Worldwide Growth	31,915	115,304	39,362	112,523
Janus Twenty	141	65	179	168
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	30,750	310	12,116	230
Lord Abbett Mid-Cap Value - Class A	93	112	21	-
Lord Abbett Mid-Cap Value - Class VC	17,073	2,921	10,914	575
MFS® Variable Insurance TrustSM:
MFS® Total Return	15,279	3,537	23,543	2,786
Oppenheimer Developing Markets	24,991	21,471	7,273	6,012
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	1	1	5	1
Oppenheimer Global Securities	82,514	9,981	70,668	10,556
Oppenheimer Main Street®	-	3	36	3
Oppenheimer Strategic Bond	37,158	24,113	13,925	7,204
Pax World Balanced	1,863	213	685	1,150
Pioneer Variable Contracts Trust:
Pioneer Equity Income	7,522	2,050	4,146	244
Pioneer Fund	990	116	514	66
Pioneer Mid Cap Value	9,551	1,627	2,985	689
Templeton Foreign	60	60	-	-

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Changes in Units

  The changes in units outstanding were as follows:

	Year ended December 31
	2003	2002

	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
AIM Variable Insurance Funds:
AIM V.I. Capital Appreciation	121,881	169,039
AIM V.I. Core Equity	(30,959)	(343,354)
AIM V.I. Growth	420,791	189,557
AIM V.I. Premier Equity	179,709	94,922
American Century® Income & Growth	112,975	97,487
Baron Growth	22	-
Calvert Variable Series, Inc.:
Calvert Social Balanced	147,970	(8,328)
Chapman DEM® Equity	-	(2,573)
Evergreen Special Values	299,098	502,950
Fidelity® Variable Insurance Products:
Fidelity® VIP Asset ManagerSM	24,732	(84,867)
Fidelity® VIP Contrafund®	4,004,285	3,125,242
Fidelity® VIP Equity-Income	2,232,358	2,601,117
Fidelity® VIP Growth	1,287,068	1,083,971
Fidelity® VIP High Income	337,345	118,575
Fidelity® VIP Index 500	402,973	(76,688)
Fidelity® VIP Overseas	789,491	412,766
Franklin Templeton Variable Insurance Products Trust:
Franklin Small Cap Value Securities	452,082	847,140
ING GET Funds:
ING GET Fund - Series D	(7,959,655)	(5,119,012)
ING GET Fund - Series E	(2,482,898)	(1,630,786)
ING GET Fund - Series G	(594,633)	(504,253)
ING GET Fund - Series H	(485,782)	(327,405)
ING GET Fund - Series I	(11,016)	(10,456)
ING GET Fund - Series J	(1,059)	(247)
ING GET Fund - Series K	(32,282)	(31,737)
ING GET Fund - Series L	(15,766)	(13,498)
ING GET Fund - Series Q	(80,054)	133,484
ING GET Fund - Series S	(1,517,841)	4,623,710
ING VP Balanced	(1,112,753)	(4,288,778)
ING VP Bond	(3,323,438)	895,292
ING VP Emerging Markets	102,010	11,496
ING VP Money Market	(6,220,704)	(514,318)
ING VP Natural Resources	(81,853)	(38,669)

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003	2002
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Investors Trust:
ING MFS Total Return	700,937	-
ING T. Rowe Price Equity Income	165,547	-
ING Partners, Inc.:
ING DSI Enhanced Index	81,415	19,200
ING Alger Aggressive Growth - Initial Class	1,154	-
ING Alger Aggressive Growth - Service Class	1,121,316	165,744
ING Alger Growth	214,030	38,880
ING American Century Small Cap Value	355,593	226,876
ING Baron Small Cap Growth	940,630	372,442
ING Goldman Sachs® Capital Growth	40,099	42,741
ING JPMorgan Fleming International	(560,840)	(721,355)
ING JPMorgan Mid Cap Value	225,796	113,165
ING MFS Capital Opportunities	(537,394)	(1,173,796)
ING MFS Global Growth	94,892	24,287
ING MFS Research Equity	(918,451)	(1,288,144)
ING OpCap Balanced Value	692,988	59,218
ING PIMCO Total Return	1,327,641	1,517,719
ING Salomon Brothers Aggressive Growth	328,935	(2,326,937)
ING Salomon Brothers Fundamental Value	554,916	22,856
ING Salomon Brother Investors Value	253,762	67,275
ING T. Rowe Price Growth Equity	1,554,224	63,416
ING UBS Tactical Asset Allocation	7,611	42,475
ING Van Kampen Comstock	1,967,779	982,853
ING Strategic Allocation Portfolios, Inc.:
ING VP Strategic Allocation Balanced	108,957	(237,027)
ING VP Strategic Allocation Growth	98,672	(78,417)
ING VP Strategic Allocation Income	(108,451)	(253,276)
ING Variable Funds:
ING VP Growth and Income	(17,517,346)	(790,096)
ING Variable Insurance Trust:
ING GET US Core - Series 1	231,302	-
ING GET US Core - Series 2	2,055,233	-
ING GET US Core - Series 3	20,674	-
ING Variable Portfolios, Inc.:
ING VP Technology	3,763,655	1,759,349
ING VP Growth	(183,843)	(22,806,058)
ING VP Index Plus LargeCap	2,013,333	1,834,250
ING VP Index Plus MidCap	2,691,961	5,293,258
ING VP Index Plus SmallCap	1,631,088	3,221,273
ING VP International Equity	135,837	46,227
ING VP Small Company	617,906	1,138,936
ING VP Value Opportunity	(669,895)	2,310,707

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

	Year ended December 31
	2003	2002
	Net Units Issued	Net Units Issued
	(Redeemed)	(Redeemed)
ING Variable Products Trust:
ING VP Growth Opportunities	137,247	25,196
ING VP International Value	1,554,185	1,442,929
ING VP MagnaCap	97,929	79,533
ING VP MidCap Opportunties	381,501	62,747
ING VP SmallCap Opportunities	723,325	439,781
Janus Aspen Series:
Janus Aspen Balanced	(516,201)	2,716,798
Janus Aspen Capital Appreciation	96,747	254,156
Janus Aspen Flexible Income	(357,321)	1,849,774
Janus Aspen Growth	(1,192,449)	(1,714,452,627)
Janus Aspen Mid Cap Growth	(1,685,384)	(2,767,545)
Janus Aspen Worldwide Growth	(5,189,406)	(4,136,407)
Janus Twenty	18,414	2,274
Lord Abbett Series Fund, Inc.:
Lord Abbett Growth and Income	3,406,125	1,418,813
Lord Abbett Mid-Cap Value - Class A	-	2,255
Lord Abbett Mid-Cap Value - Class VC	1,521,794	1,184,575
MFS® Variable Insurance TrustSM:
MFS® Total Return	970,674	1,699,997
Oppenheimer Developing Markets	283,558	120,880
Oppenheimer Variable Account Funds:
Oppenheimer Aggressive Growth	-	-
Oppenheimer Global Securities	5,451,438	4,562,324
Oppenheimer Main Street®	-	-
Oppenheimer Strategic Bond	996,074	550,284
Pax World Balanced	182,421	(58,236)
Pioneer Variable Contracts Trust:
Pioneer Equity Income	624,038	462,635
Pioneer Fund	107,358	56,238
Pioneer Mid Cap Value	738,490	236,696

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Unit Summary

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Capital Appreciation
Contracts in accumulation period:
Qualified III	532.095	$ 8.88	$ 4,725
Qualified VI	1,061,604.680	8.76	9,299,657
Qualified VIII	1,716.667	8.76	15,038
Qualified X (1.15)	5,848.750	8.80	51,469
Qualified X (1.25)	85,636.644	8.76	750,177
Qualified XII (0.05)	22,414.811	8.98	201,285
Qualified XII (0.15)	4,486.869	9.90	44,420
Qualified XII (0.25)	27,214.379	9.18	249,828
Qualified XII (0.35)	22,409.300	9.14	204,821
Qualified XII (0.45)	2,225.055	9.10	20,248
Qualified XII (0.55)	12,055.359	9.05	109,101
Qualified XII (0.60)	16,905.759	9.03	152,659
Qualified XII (0.65)	5,328.413	9.01	48,009
Qualified XII (0.70)	37,537.709	8.99	337,464
Qualified XII (0.75)	20,975.251	8.97	188,148
Qualified XII (0.80)	160,001.788	8.95	1,432,016
Qualified XII (0.85)	101,589.026	8.93	907,190
Qualified XII (0.90)	3,991.021	8.91	35,560
Qualified XII (0.95)	91,829.055	8.88	815,442
Qualified XII (1.00)	245,970.654	8.86	2,179,300
Qualified XII (1.05)	17,248.303	8.84	152,475
Qualified XII (1.10)	19,873.696	8.82	175,286
Qualified XII (1.15)	6,641.250	8.80	58,443
Qualified XII (1.20)	21,903.303	8.78	192,311
Qualified XII (1.25)	23,113.699	8.76	202,476
Qualified XII (1.30)	3,132.380	8.74	27,377
Qualified XII (1.35)	3,007.110	8.72	26,222
Qualified XII (1.40)	12,365.747	8.70	107,582
Qualified XII (1.50)	7,894.804	8.66	68,369
Qualified XV	4,770.316	8.86	42,265
Qualified XVI	21,151.732	8.66	183,174
Qualified XVII	817.466	8.76	7,161
Qualified XVIII	6,130.023	8.76	53,699
Qualified XXI	10,286.547	8.92	91,756
Qualified XXIV	83,843.146	8.90	746,204
Qualified XXV	17,452.696	8.90	155,329
Qualified XXVI	4,297.066	8.86	38,072
Qualified XXVII	213,321.572	5.47	1,166,869
Qualified XXXII	1,939.219	10.25	19,877
	2,409,463.360		$ 20,561,504

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Core Equity
Contracts in accumulation period:
Qualified VI	2,531,856.088	$ 7.72	$ 19,545,929
Qualified VIII	727.626	7.71	5,610
Qualified X (1.15)	1,241.290	7.75	9,620
Qualified X (1.25)	177,651.684	7.72	1,371,471
Qualified XII (0.05)	25,910.872	7.91	204,955
Qualified XII (0.15)	2,140.116	10.32	22,086
Qualified XII (0.25)	66,733.498	8.09	539,874
Qualified XII (0.35)	23,186.584	8.05	186,652
Qualified XII (0.45)	9,808.988	8.01	78,570
Qualified XII (0.55)	42,325.564	7.98	337,758
Qualified XII (0.60)	73,389.196	7.96	584,178
Qualified XII (0.65)	3,382.494	7.94	26,857
Qualified XII (0.70)	54,465.783	7.92	431,369
Qualified XII (0.75)	54,338.101	7.90	429,271
Qualified XII (0.80)	421,225.127	7.88	3,319,254
Qualified XII (0.85)	149,090.331	7.86	1,171,850
Qualified XII (0.90)	1,757.834	7.85	13,799
Qualified XII (0.95)	151,077.140	7.83	1,182,934
Qualified XII (1.00)	932,379.386	7.81	7,281,883
Qualified XII (1.05)	73,241.848	7.79	570,554
Qualified XII (1.10)	35,061.777	7.77	272,430
Qualified XII (1.15)	35,069.936	7.75	271,792
Qualified XII (1.20)	54,657.623	7.74	423,050
Qualified XII (1.25)	36,256.736	7.72	279,902
Qualified XII (1.30)	6,389.221	7.70	49,197
Qualified XII (1.35)	3,571.224	7.68	27,427
Qualified XII (1.40)	22,662.402	7.66	173,594
Qualified XII (1.45)	2,679.477	7.65	20,498
Qualified XII (1.50)	6,077.981	7.63	46,375
Qualified XV	5,704.225	7.81	44,550
Qualified XVI	39,055.570	7.63	297,994
Qualified XVII	6,715.026	7.72	51,840
Qualified XVIII	9,960.492	7.72	76,895
Qualified XXI	5,119.720	7.86	40,241
Qualified XXIV	52,534.056	7.84	411,867
Qualified XXV	21,935.459	7.84	171,974
Qualified XXVI	22,411.139	7.81	175,031
Qualified XXVII	378,273.539	6.16	2,330,165
Qualified XXXII	4,157.281	10.37	43,111
	5,544,222.434		$ 42,522,407

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
AIM V.I. Growth
Contracts in accumulation period:
Qualified III	2,197.711	$ 5.68	$ 12,483
Qualified VI	1,388,622.122	5.47	7,595,763
Qualified X (1.15)	1,095.810	5.49	6,016
Qualified X (1.25)	117,002.376	5.47	640,003
Qualified XII (0.05)	7,737.011	5.62	43,482
Qualified XII (0.15)	1,828.256	8.60	15,723
Qualified XII (0.25)	29,956.371	5.73	171,650
Qualified XII (0.35)	17,087.193	5.70	97,397
Qualified XII (0.45)	288.029	5.68	1,636
Qualified XII (0.55)	19,240.708	5.65	108,710
Qualified XII (0.60)	17,757.092	5.64	100,150
Qualified XII (0.65)	7,603.382	5.62	42,731
Qualified XII (0.70)	51,288.949	5.61	287,731
Qualified XII (0.75)	36,736.428	5.60	205,724
Qualified XII (0.80)	312,002.867	5.58	1,740,976
Qualified XII (0.85)	118,546.859	5.57	660,306
Qualified XII (0.90)	8,878.957	5.56	49,367
Qualified XII (0.95)	107,652.165	5.54	596,393
Qualified XII (1.00)	330,345.208	5.53	1,826,809
Qualified XII (1.05)	32,898.369	5.52	181,599
Qualified XII (1.10)	24,025.408	5.51	132,380
Qualified XII (1.15)	8,684.153	5.49	47,676
Qualified XII (1.20)	66,502.920	5.48	364,436
Qualified XII (1.25)	35,694.516	5.47	195,249
Qualified XII (1.30)	1,069.174	5.45	5,827
Qualified XII (1.35)	2,359.559	5.44	12,836
Qualified XII (1.40)	28,200.922	5.43	153,131
Qualified XII (1.45)	26.014	5.42	141
Qualified XII (1.50)	3,622.963	5.40	19,564
Qualified XV	7,171.893	5.55	39,804
Qualified XVI	45,020.556	5.40	243,111
Qualified XVII	8,544.059	5.47	46,736
Qualified XVIII	2,873.309	5.47	15,717
Qualified XXI	11,427.371	5.59	63,879
Qualified XXIV	50,868.525	5.56	282,829
Qualified XXV	12,573.021	5.56	69,906
Qualified XXVI	13,662.388	5.53	75,553
Qualified XXVII	209,074.999	4.16	869,752
Qualified XXXII	3,056.135	10.35	31,631
	3,143,223.748		$ 17,054,807

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

AIM V.I. Premier Equity
Currently payable annuity contracts:			$ 4,275
Contracts in accumulation period:
Qualified III	350.548	$ 7.30	2,559
Qualified VI	1,091,484.690	7.12	7,771,371
Qualified VIII	4.635	7.12	33
Qualified X (1.15)	8,615.363	7.16	61,686
Qualified X (1.25)	99,512.921	7.12	708,532
Qualified XII (0.05)	13,890.959	7.30	101,404
Qualified XII (0.15)	2,158.891	8.66	18,696
Qualified XII (0.25)	15,324.899	7.47	114,477
Qualified XII (0.35)	16,527.995	7.43	122,803
Qualified XII (0.45)	159,311.621	7.40	1,178,906
Qualified XII (0.55)	33,639.130	7.36	247,584
Qualified XII (0.60)	21,664.898	7.35	159,237
Qualified XII (0.65)	7,447.203	7.33	54,588
Qualified XII (0.70)	122,353.625	7.31	894,405
Qualified XII (0.75)	35,978.326	7.29	262,282
Qualified XII (0.80)	276,002.748	7.28	2,009,300
Qualified XII (0.85)	70,672.039	7.26	513,079
Qualified XII (0.90)	8,159.254	7.24	59,073
Qualified XII (0.95)	144,962.241	7.23	1,048,077
Qualified XII (1.00)	280,705.410	7.21	2,023,886
Qualified XII (1.05)	32,240.751	7.19	231,811
Qualified XII (1.10)	21,956.546	7.18	157,648
Qualified XII (1.15)	11,993.156	7.16	85,871
Qualified XII (1.20)	32,684.593	7.14	233,368
Qualified XII (1.25)	34,316.152	7.12	244,331
Qualified XII (1.30)	2,612.095	7.11	18,572
Qualified XII (1.35)	8,892.524	7.09	63,048
Qualified XII (1.40)	13,707.355	7.07	96,911
Qualified XII (1.50)	3,090.767	7.04	21,759
Qualified XV	4,613.055	7.20	33,214
Qualified XVI	21,807.954	7.04	153,528
Qualified XVII	22,161.992	7.13	158,015
Qualified XVIII	2,870.547	7.13	20,467
Qualified XXI	3,960.413	7.25	28,713
Qualified XXIV	83,508.840	7.24	604,604
Qualified XXV	9,243.370	7.24	66,922
Qualified XXVI	2,560.749	7.21	18,463
Qualified XXVII	234,999.674	6.15	1,445,248
Qualified XXXII	227.977	10.33	2,355
	2,956,215.906		$ 21,041,101

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
American Century® Income & Growth
Contracts in accumulation period:
Qualified XII (1.10)	2,250.577	$ 27.72	$ 62,386
Qualified XXVII	270,115.796	8.99	2,428,341
	272,366.373		$ 2,490,727

Baron Growth
Contracts in accumulation period:
Qualified XI	21.999	$ 12.91	$ 284
	21.999		$ 284

Calvert Social Balanced
Contracts in accumulation period:
Qualified III	686.743	$ 27.08	$ 18,597
Qualified V	282.720	20.66	5,841
Qualified VI	937,301.421	20.41	19,130,322
Qualified VIII	5,692.769	18.53	105,487
Qualified X (1.15)	4,603.042	10.52	48,424
Qualified X (1.25)	53,828.872	10.46	563,050
Qualified XII (0.05)	2,665.530	21.12	56,296
Qualified XII (0.15)	7,123.301	10.30	73,370
Qualified XII (0.25)	76,499.911	11.23	859,094
Qualified XII (0.35)	90,708.774	11.17	1,013,217
Qualified XII (0.40)	65,250.289	15.57	1,015,947
Qualified XII (0.45)	20,774.077	11.11	230,800
Qualified XII (0.55)	10,935.837	11.05	120,841
Qualified XII (0.60)	12,991.652	11.02	143,168
Qualified XII (0.65)	8,298.089	10.99	91,196
Qualified XII (0.70)	58,482.648	10.95	640,385
Qualified XII (0.75)	93,435.989	10.92	1,020,321
Qualified XII (0.80)	198,552.223	11.47	2,277,394
Qualified XII (0.85)	211,315.869	15.25	3,222,567
Qualified XII (0.90)	9,574.470	11.32	108,383
Qualified XII (0.95)	81,000.991	15.13	1,225,545
Qualified XII (1.00)	381,327.056	15.08	5,750,412
Qualified XII (1.05)	31,600.133	15.02	474,634
Qualified XII (1.10)	40,704.345	14.96	608,937
Qualified XII (1.15)	9,193.087	14.90	136,977
Qualified XII (1.20)	12,574.613	14.85	186,733
Qualified XII (1.25)	11,778.229	14.79	174,200
Qualified XII (1.30)	4,323.490	14.73	63,685
Qualified XII (1.35)	3,004.700	14.68	44,109

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Calvert Social Balanced (continued)
Qualified XII (1.40)	14,375.650	$ 14.62	$ 210,172
Qualified XII (1.45)	1,008.374	14.57	14,692
Qualified XII (1.50)	720.331	14.51	10,452
Qualified XV	2,887.764	20.84	60,181
Qualified XVI	36,324.215	20.07	729,027
Qualified XVII	717.932	20.41	14,653
Qualified XVIII	9,407.075	10.46	98,398
Qualified XXI	3,121.200	20.99	65,514
Qualified XXIV	29,407.591	15.15	445,525
Qualified XXV	5,754.243	20.74	119,343
Qualified XXVI	23.934	20.64	494
Qualified XXVII	618,903.003	27.31	16,902,241
Qualified XXVIII	91,582.738	27.17	2,488,303
Qualified XXXII	662.390	10.21	6,763
	3,259,407.310		$ 60,575,690

Evergreen Special Values
Contracts in accumulation period:
Qualified XII (0.95)	23,843.355	$ 15.50	$ 369,572
Qualified XXVII	1,093,806.523	15.33	16,768,054
	1,117,649.878		$ 17,137,626

Fidelity® VIP Asset ManagerSM
Contracts in accumulation period:
Qualified XXVII	1,144,415.416	$ 17.45	$ 19,970,049
Qualified XXVIII	101,232.373	17.36	1,757,394
	1,245,647.789		$ 21,727,443

Fidelity® VIP Contrafund®
Contracts in accumulation period:
Qualified III	12,794.534	$ 24.70	$ 316,025
Qualified V	12,621.807	21.69	273,767
Qualified VI	9,251,982.135	21.83	201,970,770
Qualified VIII	7,275.466	21.97	159,842
Qualified X (1.15)	74,793.331	24.74	1,850,387
Qualified X (1.25)	706,490.012	24.53	17,330,200
Qualified XII (0.05)	76,218.407	22.60	1,722,536
Qualified XII (0.15)	8,226.522	11.50	94,605
Qualified XII (0.15)	67,243.304	11.50	773,298

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Contrafund® (continued)
Qualified XII (0.25)	519,029.443	$ 13.45	$ 6,980,946
Qualified XII (0.35)	130,699.626	13.38	1,748,761
Qualified XII (0.40)	350,625.894	20.70	7,257,956
Qualified XII (0.45)	480,452.180	13.30	6,390,014
Qualified XII (0.55)	224,547.921	13.23	2,970,769
Qualified XII (0.60)	578,034.571	13.19	7,624,276
Qualified XII (0.65)	94,552.775	13.15	1,243,369
Qualified XII (0.70)	297,547.789	13.12	3,903,827
Qualified XII (0.75)	602,508.792	13.08	7,880,815
Qualified XII (0.80)	2,600,443.096	14.34	37,290,354
Qualified XII (0.85)	451,914.398	20.28	9,164,824
Qualified XII (0.90)	76,720.675	13.93	1,068,719
Qualified XII (0.95)	733,979.682	20.13	14,775,011
Qualified XII (1.00)	4,661,112.119	20.05	93,455,298
Qualified XII (1.05)	219,718.678	19.97	4,387,782
Qualified XII (1.10)	110,439.397	19.90	2,197,744
Qualified XII (1.15)	83,149.698	19.82	1,648,027
Qualified XII (1.20)	68,669.975	19.75	1,356,232
Qualified XII (1.25)	74,452.669	19.67	1,464,484
Qualified XII (1.30)	4,023.776	19.60	78,866
Qualified XII (1.35)	6,046.107	19.52	118,020
Qualified XII (1.40)	40,920.000	19.45	795,894
Qualified XII (1.45)	2,820.805	19.37	54,639
Qualified XII (1.50)	15,542.590	19.30	299,972
Qualified XV	38,783.588	22.30	864,874
Qualified XVI	185,515.603	21.47	3,983,020
Qualified XVII	26,962.391	21.83	588,589
Qualified XVIII	25,597.228	24.53	627,900
Qualified XXI	69,293.987	22.45	1,555,650
Qualified XXIV	205,147.120	20.14	4,131,663
Qualified XXV	94,145.291	22.19	2,089,084
Qualified XXVI	12,063.587	22.08	266,364
Qualified XXVII	3,526,153.714	24.91	87,836,489
Qualified XXVIII	941,238.378	24.78	23,323,887
Qualified XXXII	44,105.314	10.35	456,490
	27,814,604.375		$ 564,372,039

Fidelity® VIP Equity-Income
Contracts in accumulation period:
Qualified III	2,068.925	$ 20.37	$ 42,144
Qualified V	1,140.669	19.13	21,821
Qualified VI	5,980,707.198	19.45	16,324,755
Qualified VIII	7,179.814	19.37	139,073

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Equity-Income (continued)
Qualified X (1.15)	127,574.247	$ 24.58	$ 3,135,775
Qualified X (1.25)	880,788.250	24.34	21,438,386
Qualified XII (0.05)	38,067.312	20.13	766,295
Qualified XII (0.15)	60,862.571	10.58	643,926
Qualified XII (0.25)	392,215.654	11.69	4,585,001
Qualified XII (0.35)	137,693.115	11.62	1,599,994
Qualified XII (0.40)	282,497.282	17.66	4,988,902
Qualified XII (0.45)	210,213.495	11.56	2,430,068
Qualified XII (0.55)	155,450.131	11.49	1,786,122
Qualified XII (0.60)	639,168.325	11.46	7,324,869
Qualified XII (0.65)	44,084.164	11.43	503,882
Qualified XII (0.70)	276,485.263	11.40	3,151,932
Qualified XII (0.75)	454,343.271	11.37	5,165,883
Qualified XII (0.80)	1,843,677.508	12.36	22,787,854
Qualified XII (0.85)	500,320.174	17.30	8,655,539
Qualified XII (0.90)	43,566.033	12.10	527,149
Qualified XII (0.95)	534,834.712	17.17	9,183,112
Qualified XII (1.00)	1,440,034.737	17.10	24,624,594
Qualified XII (1.05)	156,687.735	17.04	2,669,959
Qualified XII (1.10)	132,196.700	16.97	2,243,378
Qualified XII (1.15)	41,131.993	16.91	695,542
Qualified XII (1.20)	70,820.843	16.84	1,192,623
Qualified XII (1.25)	77,041.299	16.78	1,292,753
Qualified XII (1.30)	15,625.180	16.72	261,253
Qualified XII (1.35)	6,515.916	16.65	108,490
Qualified XII (1.40)	61,026.281	16.59	1,012,426
Qualified XII (1.45)	1,685.118	16.53	27,855
Qualified XII (1.50)	9,402.187	16.46	154,760
Qualified XV	32,241.872	19.87	640,646
Qualified XVI	179,752.065	19.13	3,438,657
Qualified XVII	17,326.118	19.45	336,993
Qualified XVIII	21,677.034	24.34	527,619
Qualified XXI	37,713.993	20.01	754,657
Qualified XXIV	139,460.943	17.18	2,395,939
Qualified XXV	51,438.645	19.77	1,016,942
Qualified XXVI	22,091.002	19.67	434,530
Qualified XXVII	2,209,984.275	20.54	45,393,077
Qualified XXVIII	1,126,700.636	20.43	23,018,494
Qualified XXXII	35,849.334	10.50	376,418
	18,499,342.019		$ 327,820,087

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Growth
Contracts in accumulation period:
Qualified III	1,037.361	$ 17.05	$ 17,687
Qualified V	802.261	16.81	13,486
Qualified VI	10,095,141.651	16.83	169,901,234
Qualified VIII	10,364.357	17.03	176,505
Qualified X (1.15)	98,863.240	23.64	2,337,127
Qualified X (1.25)	1,157,472.149	23.41	27,096,423
Qualified XII (0.05)	34,964.811	17.42	609,087
Qualified XII (0.15)	317.044	9.27	2,939
Qualified XII (0.15)	87,160.626	9.27	807,979
Qualified XII (0.25)	629,166.696	11.26	7,084,417
Qualified XII (0.35)	154,119.554	11.20	1,726,139
Qualified XII (0.45)	481,243.307	11.13	5,356,238
Qualified XII (0.55)	248,666.486	11.07	2,752,738
Qualified XII (0.60)	555,651.812	11.04	6,134,396
Qualified XII (0.65)	121,964.124	11.01	1,342,825
Qualified XII (0.70)	418,415.301	10.98	4,594,200
Qualified XII (0.75)	748,472.785	10.95	8,195,777
Qualified XII (0.80)	2,701,906.772	11.96	32,314,805
Qualified XII (0.85)	1,135,915.693	15.74	17,879,313
Qualified XII (0.90)	81,135.917	11.61	941,988
Qualified XII (0.95)	829,139.885	15.62	12,951,165
Qualified XII (1.00)	2,905,115.424	15.56	45,203,596
Qualified XII (1.05)	284,567.807	15.50	4,410,801
Qualified XII (1.10)	154,335.363	15.44	2,382,938
Qualified XII (1.15)	64,097.011	15.39	986,453
Qualified XII (1.20)	197,515.395	15.33	3,027,911
Qualified XII (1.25)	100,005.894	15.27	1,527,090
Qualified XII (1.30)	26,754.240	15.21	406,932
Qualified XII (1.35)	15,079.670	15.15	228,457
Qualified XII (1.40)	76,227.634	15.09	1,150,275
Qualified XII (1.45)	83.976	15.04	1,263
Qualified XII (1.50)	17,712.483	14.98	265,333
Qualified XV	40,386.620	17.19	694,246
Qualified XVI	265,559.154	16.55	4,395,004
Qualified XVII	29,175.045	16.83	491,016
Qualified XVIII	51,529.047	23.41	1,206,295
Qualified XXI	104,175.736	17.31	1,803,282
Qualified XXIV	307,461.740	15.63	4,805,627
Qualified XXV	213,267.738	17.11	3,649,011
Qualified XXVI	44,849.589	17.02	763,340
Qualified XXXII	54,250.532	10.33	560,408
	24,544,071.930		$ 380,195,746

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP High Income
Currently payable annuity contracts:			$ 92,976
Contracts in accumulation period:
Qualified XXVII	481,946.219	$ 8.33	4,014,612
Qualified XXVIII	384,545.531	8.28	3,184,037
	866,491.750		$ 7,291,625

Fidelity® VIP Index 500
Contracts in accumulation period:
Qualified XXVII	4,214,321.173	$ 21.49	$ 90,565,762
Qualified XXVIII	490,421.245	21.37	10,480,302
	4,704,742.418		$ 101,046,064

Fidelity® VIP Overseas
Contracts in accumulation period:
Qualified V	13,386.475	$ 13.16	$ 176,166
Qualified VI	1,102,294.527	13.34	14,704,609
Qualified VIII	646.812	13.33	8,622
Qualified X (1.15)	12,759.798	13.88	177,106
Qualified X (1.25)	138,072.125	13.74	1,897,111
Qualified XII (0.05)	12,173.787	13.81	168,120
Qualified XII (0.15)	3,248.018	10.85	35,241
Qualified XII (0.25)	68,750.566	9.71	667,568
Qualified XII (0.35)	29,587.461	9.65	285,519
Qualified XII (0.45)	45,979.896	9.60	441,407
Qualified XII (0.55)	13,808.482	9.55	131,871
Qualified XII (0.60)	53,560.084	9.52	509,892
Qualified XII (0.65)	15,331.823	9.49	145,499
Qualified XII (0.70)	46,370.645	9.47	439,130
Qualified XII (0.75)	29,082.839	9.44	274,542
Qualified XII (0.80)	139,066.826	10.52	1,462,983
Qualified XII (0.85)	50,628.137	13.15	665,760
Qualified XII (0.90)	9,972.710	10.48	104,514
Qualified XII (0.95)	48,526.820	13.05	633,275
Qualified XII (1.00)	226,727.308	13.00	2,947,455
Qualified XII (1.05)	23,146.177	12.95	299,743
Qualified XII (1.10)	11,515.271	12.90	148,547
Qualified XII (1.15)	12,472.529	12.85	160,272
Qualified XII (1.20)	14,661.562	12.80	187,668
Qualified XII (1.25)	12,354.667	12.75	157,522
Qualified XII (1.30)	3,721.260	12.70	47,260
Qualified XII (1.35)	967.589	12.65	12,240

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Fidelity® VIP Overseas (continued)
Qualified XII (1.40)	4,455.476	$ 12.60	$ 56,139
Qualified XII (1.45)	8.917	12.56	112
Qualified XII (1.50)	3,207.914	12.51	40,131
Qualified XV	7,677.476	13.63	104,644
Qualified XVI	25,284.604	13.12	331,734
Qualified XVII	4,452.849	13.34	59,401
Qualified XVIII	2,318.777	13.74	31,860
Qualified XXI	11,576.822	13.72	158,834
Qualified XXIV	39,231.164	13.06	512,359
Qualified XXV	20,647.345	13.56	279,978
Qualified XXVI	2,043.588	13.49	27,568
Qualified XXVII	245,549.190	7.40	1,817,064
Qualified XXXII	3,022.887	10.53	31,831
	2,508,291.203		$ 30,341,297

Franklin Small Cap Value Securities
Contracts in accumulation period:
NYSUT 457	20,814.779	$ 13.33	$ 277,461
Qualified V	1.001	11.99	12
Qualified VI	503,485.216	12.04	6,061,962
Qualified X (1.15)	3,701.659	12.06	44,642
Qualified X (1.25)	53,542.774	12.04	644,655
Qualified XII (0.15)	2,343.485	12.28	28,778
Qualified XII (0.55)	13,337.419	12.24	163,250
Qualified XII (0.60)	4,495.339	12.23	54,978
Qualified XII (0.65)	11,900.737	12.21	145,308
Qualified XII (0.70)	21,929.180	12.20	267,536
Qualified XII (0.75)	15,641.872	12.18	190,518
Qualified XII (0.80)	114,047.576	12.17	1,387,959
Qualified XII (0.85)	46,716.214	12.15	567,602
Qualified XII (0.90)	1,974.629	12.14	23,972
Qualified XII (0.95)	71,085.891	12.12	861,561
Qualified XII (1.00)	325,064.823	12.11	3,936,535
Qualified XII (1.05)	9,264.599	12.09	112,009
Qualified XII (1.10)	10,329.636	12.08	124,782
Qualified XII (1.15)	3,163.267	12.06	38,149
Qualified XII (1.20)	4,293.361	12.05	51,735
Qualified XII (1.25)	9,228.738	12.04	111,114
Qualified XII (1.30)	42.346	12.02	509
Qualified XII (1.35)	636.553	12.01	7,645
Qualified XII (1.40)	1,647.123	11.99	19,749
Qualified XII (1.45)	8.013	11.98	96

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Franklin Small Cap Value Securities (continued)
Qualified XII (1.50)	123.244	$ 11.96	$ 1,474
Qualified XV	1,391.997	12.12	16,871
Qualified XVI	7,736.120	11.96	92,524
Qualified XVIII	3,036.213	12.04	36,556
Qualified XXI	6,038.702	12.17	73,491
Qualified XXIV	23,921.152	12.15	290,642
Qualified XXV	5,324.631	12.18	64,854
Qualified XXVI	11,150.494	12.14	135,367
Qualified XXVIII	3,299.738	11.44	37,749
Qualified XXXII	1,106.473	10.35	11,452
	1,311,824.994		$ 15,883,497

ING GET Fund - Series D
Contracts in accumulation period:
Qualified VI	6,504,922.048	$ 10.16	$ 66,090,008
Qualified X (1.15)	73,043.898	10.16	742,126
Qualified X (1.25)	1,563,335.335	10.16	15,883,487
Qualified XII (0.15)	47,929.159	10.22	489,836
Qualified XII (0.30)	72,227.916	10.46	755,504
Qualified XII (0.50)	68,957.944	10.70	737,850
Qualified XII (0.60)	6,638.310	10.65	70,698
Qualified XII (0.70)	27,429.273	10.59	290,476
Qualified XII (0.80)	17,201.898	10.54	181,308
Qualified XII (0.85)	101,155.376	10.51	1,063,143
Qualified XII (0.90)	8,019.466	10.48	84,044
Qualified XII (0.95)	52,459.235	10.45	548,199
Qualified XII (1.00)	143,364.717	10.43	1,495,294
Qualified XII (1.05)	800,473.654	10.40	8,324,926
Qualified XII (1.10)	129,008.679	10.37	1,337,820
Qualified XII (1.20)	458,850.582	10.32	4,735,338
Qualified XII (1.25)	2,223,430.029	10.29	22,879,095
Qualified XII (1.30)	46,054.971	10.26	472,524
Qualified XII (1.35)	9,345.117	10.24	95,694
Qualified XII (1.40)	4,823.017	10.21	49,243
Qualified XII (1.50)	5,511.811	10.16	56,000
Qualified XII (1.75)	692.024	10.03	6,941
Qualified XV	25,078.101	10.32	258,806
Qualified XVI	56,106.979	10.03	562,753
Qualified XVII	35,979.921	10.16	365,556
Qualified XVIII	344,368.111	10.16	3,498,780
Qualified XXI	25,002.791	10.39	259,779
Qualified XXIV	40,154.546	10.34	415,198

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series D (continued)
Qualified XXV	39,103.568	$ 10.37	$ 405,504
Qualified XXVI	13,053.295	10.32	134,710
Qualified XXVII	1,809,461.914	10.24	18,528,890
Qualified XXXII	194,705.794	10.01	1,949,005
	14,947,889.479		$ 152,768,535

ING GET Fund - Series E
Contracts in accumulation period:
Qualified VI	3,235,659.656	$ 10.46	$ 33,845,000
Qualified X (1.15)	128,208.985	10.35	1,326,963
Qualified X (1.25)	803,411.315	10.34	8,307,273
Qualified XII (0.15)	58,019.070	10.75	623,705
Qualified XII (0.30)	82,382.775	10.74	884,791
Qualified XII (0.70)	7,427.029	10.84	80,509
Qualified XII (0.80)	15,061.261	10.79	162,511
Qualified XII (0.85)	67,003.436	10.77	721,627
Qualified XII (0.95)	103,372.295	10.72	1,108,151
Qualified XII (1.00)	42,534.112	10.70	455,115
Qualified XII (1.05)	476,085.286	10.67	5,079,830
Qualified XII (1.10)	24,204.132	10.65	257,774
Qualified XII (1.15)	394.727	10.62	4,192
Qualified XII (1.20)	99,697.642	10.60	1,056,795
Qualified XII (1.25)	1,157,239.452	10.57	12,232,021
Qualified XII (1.30)	14,864.929	10.55	156,825
Qualified XII (1.35)	1,820.228	10.53	19,167
Qualified XII (1.40)	1,181.619	10.50	12,407
Qualified XII (1.50)	3,782.314	10.46	39,563
Qualified XII (1.55)	725.983	10.43	7,572
Qualified XII (1.75)	2,971.470	10.34	30,725
Qualified XV	2,042.830	10.60	21,654
Qualified XVI	16,552.805	10.34	171,156
Qualified XVII	60,907.457	10.46	637,092
Qualified XVIII	50,495.745	10.34	522,126
Qualified XXI	13,412.090	10.67	143,107
Qualified XXIV	19,892.750	10.62	211,261
Qualified XXV	94,876.217	10.68	1,013,278
Qualified XXVI	39,806.491	10.63	423,143
Qualified XXVII	830,140.227	10.54	8,749,678
Qualified XXXII	134,819.760	10.02	1,350,894
	7,588,994.088		$ 79,655,905

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series G
Contracts in accumulation period:
Qualified VI	819,381.783	$ 10.32	$ 8,456,020
Qualified X (1.15)	52,876.004	10.21	539,864
Qualified X (1.25)	292,513.320	10.21	2,986,561
Qualified XII (0.15)	25,193.037	10.77	271,329
Qualified XII (0.30)	4,238.469	10.58	44,843
Qualified XII (0.80)	1,379.868	10.63	14,668
Qualified XII (0.85)	5,460.792	10.61	57,939
Qualified XII (0.90)	359.396	10.59	3,806
Qualified XII (0.95)	10,822.064	10.56	114,281
Qualified XII (1.00)	17,091.366	10.54	180,143
Qualified XII (1.05)	90,495.057	10.52	952,008
Qualified XII (1.10)	60,806.863	10.49	637,864
Qualified XII (1.15)	1,860.841	10.47	19,483
Qualified XII (1.20)	26,572.344	10.45	277,681
Qualified XII (1.25)	371,930.777	10.43	3,879,238
Qualified XII (1.30)	4,173.173	10.40	43,401
Qualified XII (1.35)	1,290.270	10.38	13,393
Qualified XII (1.40)	3,563.900	10.36	36,922
Qualified XII (1.45)	24,104.449	10.34	249,240
Qualified XV	1,107.177	10.45	11,570
Qualified XVI	5,332.517	10.21	54,445
Qualified XVII	29,533.140	10.32	304,782
Qualified XVIII	66,776.592	10.21	681,789
Qualified XXI	2,651.806	10.52	27,897
Qualified XXIV	6,207.545	10.47	64,993
Qualified XXV	8,457.495	10.54	89,142
Qualified XXVI	8,877.004	10.48	93,031
Qualified XXVII	347,903.750	10.40	3,618,199
Qualified XXXII	10,603.896	10.01	106,145
	2,301,564.695		$ 23,830,677

ING GET Fund - Series H
Contracts in accumulation period:
Qualified VI	790,420.439	$ 10.47	$ 8,275,702
Qualified X (1.15)	57,281.600	10.38	594,583
Qualified X (1.25)	141,793.828	10.37	1,470,402
Qualified XII (0.15)	12,751.705	10.85	138,356
Qualified XII (0.30)	3,361.883	10.73	36,073
Qualified XII (0.50)	330.614	10.91	3,607
Qualified XII (0.80)	4,885.237	10.77	52,614
Qualified XII (0.85)	1,991.814	10.75	21,412

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series H (continued)
Qualified XII (0.90)	1,483.225	$ 10.73	$ 15,915
Qualified XII (0.95)	13,465.266	10.71	144,213
Qualified XII (1.00)	7,925.257	10.69	84,721
Qualified XII (1.05)	184,574.883	10.67	1,969,414
Qualified XII (1.10)	7,154.323	10.64	76,122
Qualified XII (1.20)	12,316.698	10.60	130,557
Qualified XII (1.25)	188,841.588	10.58	1,997,944
Qualified XII (1.30)	1,294.697	10.56	13,672
Qualified XII (1.35)	9,442.979	10.54	99,529
Qualified XII (1.40)	5,907.415	10.52	62,146
Qualified XII (1.45)	1,273.403	10.49	13,358
Qualified XV	500.849	10.60	5,309
Qualified XVI	9,554.002	10.37	99,075
Qualified XVII	33,874.881	10.47	354,670
Qualified XVIII	52,833.752	10.37	547,886
Qualified XXI	1,214.058	10.67	12,954
Qualified XXV	297.196	10.70	3,180
Qualified XXVI	1,931.955	10.64	20,556
Qualified XXVII	188,536.837	10.56	1,990,949
Qualified XXXII	29,903.091	10.03	299,928
	1,765,143.475		$ 18,534,847

ING GET Fund - Series I
Contracts in accumulation period:
Qualified X (1.25)	97,121.186	$ 10.29	$ 999,377
Qualified XVIII	4,329.155	10.29	44,547
Qualified XXXII	4,810.479	10.02	48,201
	106,260.820		$ 1,092,125

ING GET Fund - Series J
Contracts in accumulation period:
Qualified X (1.25)	25,838.998	$ 10.18	$ 263,041
Qualified XVIII	6,627.505	10.18	67,468
Qualified XXXII	5,513.573	10.02	55,246
	37,980.076		$ 385,755

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series K
Contracts in accumulation period:
Qualified X (1.25)	9,057.771	$ 10.23	$ 92,661
Qualified XXVII	155,769.460	10.38	1,616,887
Qualified XXXII	2,637.363	10.01	26,400
	167,464.594		$ 1,735,948

ING GET Fund - Series L
Contracts in accumulation period:
Qualified XXVII	101,479.594	$ 10.34	$ 1,049,299
	101,479.594		$ 1,049,299

ING GET Fund - Series Q
Contracts in accumulation period:
Qualified XXVII	417,591.048	$ 10.50	$ 4,384,706
	417,591.048		$ 4,384,706

ING GET Fund - Series S
Contracts in accumulation period:
Qualified VI	1,252,664.824	$ 10.49	$ 13,140,454
Qualified X (1.15)	37,775.500	10.49	396,265
Qualified X (1.25)	206,738.895	10.49	2,168,691
Qualified XII (0.15)	5,818.148	10.69	62,196
Qualified XII (0.30)	5,447.453	10.60	57,743
Qualified XII (0.50)	79,722.629	10.65	849,046
Qualified XII (0.80)	5,125.755	10.60	54,333
Qualified XII (0.85)	24,432.106	10.59	258,736
Qualified XII (0.95)	18,050.804	10.57	190,797
Qualified XII (1.00)	63,375.095	10.56	669,241
Qualified XII (1.05)	434,008.626	10.55	4,578,791
Qualified XII (1.10)	54,458.199	10.55	574,534
Qualified XII (1.20)	32,623.647	10.53	343,527
Qualified XII (1.25)	468,406.844	10.52	4,927,640
Qualified XII (1.30)	2,395.148	10.51	25,173
Qualified XII (1.35)	20,008.095	10.50	210,085
Qualified XII (1.40)	112.107	10.49	1,176
Qualified XII (1.45)	736.260	10.48	7,716
Qualified XII (1.50)	526.813	10.48	5,521
Qualified XII (1.55)	615.759	10.47	6,447
Qualified XII (1.65)	1,745.837	10.45	18,244
Qualified XV	390.702	10.54	4,118

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET Fund - Series S (continued)
Qualified XVI	17,755.120	$ 10.45	$ 185,541
Qualified XVII	8,900.286	10.49	93,364
Qualified XVIII	15,805.338	10.49	165,798
Qualified XXI	174.337	10.56	1,841
Qualified XXIV	2,532.417	10.55	26,717
Qualified XXV	560.245	10.59	5,933
Qualified XXVII	342,075.973	10.53	3,602,060
Qualified XXXII	2,885.728	10.09	29,117
	3,105,868.690		$ 32,660,845

ING VP Balanced
Currently payable annuity contracts:			$ 25,974,871
Contracts in accumulation period:
Qualified I	30,265.395	$ 31.18	943,675
Qualified III	127.661	30.91	3,946
Qualified IX	1,842.451	22.52	41,492
Qualified V	2,407.861	23.28	56,055
Qualified VI	12,798,574.214	23.54	301,278,437
Qualified VII	160,714.078	22.73	3,653,031
Qualified VIII	5,003.615	21.85	109,329
Qualified X (1.15)	181,399.201	23.78	4,313,673
Qualified X (1.25)	2,611,812.489	23.54	61,482,066
Qualified XII (0.00)	59.870	10.74	643
Qualified XII (0.00)	74,603.166	10.74	801,238
Qualified XII (0.05)	107,890.111	24.37	2,629,282
Qualified XII (0.25)	919,699.178	12.17	11,192,739
Qualified XII (0.35)	380,307.851	12.10	4,601,725
Qualified XII (0.40)	113,357.728	17.34	1,965,623
Qualified XII (0.45)	95,340.316	12.03	1,146,944
Qualified XII (0.55)	171,664.244	11.97	2,054,821
Qualified XII (0.60)	713,921.543	11.93	8,517,084
Qualified XII (0.65)	70,492.773	11.90	838,864
Qualified XII (0.70)	732,351.558	11.87	8,693,013
Qualified XII (0.75)	473,074.725	11.83	5,596,474
Qualified XII (0.80)	2,632,730.977	12.59	33,146,083
Qualified XII (0.85)	1,098,089.871	16.98	18,645,566
Qualified XII (0.90)	32,731.600	12.31	402,926
Qualified XII (0.95)	485,183.442	16.85	8,175,341
Qualified XII (1.00)	3,294,261.644	16.79	55,310,653
Qualified XII (1.05)	167,845.069	16.73	2,808,048
Qualified XII (1.10)	99,803.481	16.66	1,662,726
Qualified XII (1.15)	75,376.205	16.60	1,251,245

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Balanced (continued)
Qualified XII (1.20)	84,713.664	$ 16.54	$ 1,401,164
Qualified XII (1.25)	33,012.629	16.47	543,718
Qualified XII (1.30)	894.028	16.41	14,671
Qualified XII (1.35)	1,104.282	16.35	18,055
Qualified XII (1.40)	25,464.005	16.28	414,554
Qualified XII (1.45)	10.111	16.22	164
Qualified XII (1.50)	4,501.547	16.16	72,745
Qualified XIX	12,930.820	31.70	409,907
Qualified XV	67,624.906	24.05	1,626,379
Qualified XVI	265,096.890	23.15	6,136,993
Qualified XVII	205,419.766	23.93	4,915,695
Qualified XVIII	344,719.849	23.93	8,249,146
Qualified XX	50,033.471	31.43	1,572,552
Qualified XXI	85,541.223	24.21	2,070,953
Qualified XXIV	324,730.528	16.87	5,478,204
Qualified XXIX	776.739	30.91	24,009
Qualified XXV	211,239.085	24.05	5,080,300
Qualified XXVI	18,318.053	23.93	438,351
Qualified XXVII	1,296,684.568	31.17	40,417,658
Qualified XXVIII	151,308.368	31.07	4,701,151
Qualified XXX	90,890.939	30.68	2,788,534
Qualified XXXII	557,495.401	10.22	5,697,603
	31,363,443.189		$ 659,370,119

ING VP Bond
Currently payable annuity contracts:			$ 6,307,083
Contracts in accumulation period:
Qualified I	8,428.571	$ 71.26	600,620
Qualified III	183.787	70.19	12,900
Qualified IX	644.759	17.27	11,135
Qualified V	1,589.140	18.14	28,827
Qualified VI	9,306,487.127	18.10	168,447,417
Qualified VII	116,307.976	16.80	1,953,974
Qualified VIII	19,344.117	16.66	322,273
Qualified X (1.15)	163,117.004	18.29	2,983,410
Qualified X (1.25)	1,341,944.752	18.10	24,289,200
Qualified XII (0.00)	469.573	11.70	5,494
Qualified XII (0.00)	55,312.393	11.70	647,155
Qualified XII (0.05)	25,129.472	18.73	470,675
Qualified XII (0.25)	382,554.725	14.18	5,424,626
Qualified XII (0.35)	176,919.504	14.10	2,494,565
Qualified XII (0.45)	140,680.671	14.02	1,972,343

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Bond (continued)
Qualified XII (0.55)	83,138.379	$ 13.94	$ 1,158,949
Qualified XII (0.60)	365,592.014	13.90	5,081,729
Qualified XII (0.65)	118,160.678	13.86	1,637,707
Qualified XII (0.70)	295,020.333	13.82	4,077,181
Qualified XII (0.75)	300,264.902	13.79	4,140,653
Qualified XII (0.80)	1,267,394.476	13.94	17,667,479
Qualified XII (0.85)	897,843.074	15.81	14,194,899
Qualified XII (0.90)	29,605.260	13.88	410,921
Qualified XII (0.95)	506,342.192	15.69	7,944,509
Qualified XII (1.00)	2,524,137.236	15.63	39,452,265
Qualified XII (1.05)	191,372.254	15.57	2,979,666
Qualified XII (1.10)	85,777.563	15.51	1,330,410
Qualified XII (1.15)	64,924.660	15.45	1,003,086
Qualified XII (1.20)	80,736.193	15.39	1,242,530
Qualified XII (1.25)	53,048.532	15.33	813,234
Qualified XII (1.30)	9,238.834	15.27	141,077
Qualified XII (1.35)	9,276.726	15.21	141,099
Qualified XII (1.40)	35,549.868	15.16	538,936
Qualified XII (1.45)	3,098.675	15.10	46,790
Qualified XII (1.50)	15,265.492	15.04	229,593
Qualified XIX	1,966.000	71.97	141,493
Qualified XV	15,468.956	18.49	286,021
Qualified XVI	187,468.764	17.80	3,336,944
Qualified XVII	208,941.795	18.28	3,819,456
Qualified XVIII	389,958.425	18.28	7,128,440
Qualified XX	10,960.765	70.88	776,899
Qualified XXI	27,953.169	18.62	520,488
Qualified XXIV	159,751.593	15.70	2,508,100
Qualified XXIX	2,324.191	70.19	163,135
Qualified XXV	95,167.225	18.49	1,759,642
Qualified XXVI	23,126.591	18.39	425,298
Qualified XXVII	672,360.953	70.76	47,576,261
Qualified XXVIII	231,171.392	70.54	16,306,830
Qualified XXX	23,368.471	69.65	1,627,614
Qualified XXXII	159,725.598	10.04	1,603,645
	20,884,614.800		$ 408,184,676

ING VP Emerging Markets
Contracts in accumulation period:
Qualified XXVII	696,442.449	$ 8.41	$ 5,857,081
Qualified XXVIII	276,245.704	8.38	2,314,939
	972,688.153		$ 8,172,020

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market
Currently payable annuity contracts:			$ 119,187
Contracts in accumulation period:
Qualified I	7,982.661	$ 48.85	389,953
Qualified III	1,197.520	47.99	57,469
Qualified IX	1,174.339	13.99	16,429
Qualified V	5,267.857	13.72	72,275
Qualified VI	6,120,534.458	13.93	85,259,045
Qualified VII	173,566.499	13.88	2,409,103
Qualified VIII	8,960.627	13.41	120,162
Qualified X (1.15)	131,947.050	14.07	1,856,495
Qualified X (1.25)	1,330,997.846	13.93	18,540,800
Qualified XII (0.00)	5.024	10.35	52
Qualified XII (0.00)	9,616.618	10.35	99,532
Qualified XII (0.05)	38,193.412	14.42	550,749
Qualified XII (0.25)	390,337.644	12.14	4,738,699
Qualified XII (0.35)	121,133.637	12.07	1,462,083
Qualified XII (0.45)	109,629.333	12.00	1,315,552
Qualified XII (0.55)	156,244.845	11.93	1,864,001
Qualified XII (0.60)	110,222.353	11.90	1,311,646
Qualified XII (0.65)	52,087.110	11.87	618,274
Qualified XII (0.70)	568,366.610	11.83	6,723,777
Qualified XII (0.75)	317,873.814	11.80	3,750,911
Qualified XII (0.80)	1,729,116.275	11.92	20,611,066
Qualified XII (0.85)	627,302.414	12.84	8,054,563
Qualified XII (0.90)	45,066.836	11.82	532,690
Qualified XII (0.95)	599,767.347	12.74	7,641,036
Qualified XII (1.00)	2,350,678.329	12.69	29,830,108
Qualified XII (1.05)	217,302.214	12.65	2,748,873
Qualified XII (1.10)	192,899.365	12.60	2,430,532
Qualified XII (1.15)	102,165.418	12.55	1,282,176
Qualified XII (1.20)	101,500.880	12.50	1,268,761
Qualified XII (1.25)	85,894.377	12.45	1,069,385
Qualified XII (1.30)	20,579.775	12.41	255,395
Qualified XII (1.35)	10,100.000	12.36	124,836
Qualified XII (1.40)	54,736.962	12.31	673,812
Qualified XII (1.45)	3,539.886	12.26	43,399
Qualified XII (1.50)	16,498.854	12.22	201,616
Qualified XIX	1,652.446	48.85	80,722
Qualified XV	25,361.630	14.23	360,896
Qualified XVI	120,948.540	13.70	1,656,995
Qualified XVII	254,936.612	13.93	3,551,267

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Money Market (continued)
Qualified XVIII	447,375.090	$ 13.93	$ 6,231,935
Qualified XX	23,604.626	47.99	1,132,786
Qualified XXI	39,760.782	14.33	569,772
Qualified XXIV	146,478.980	12.75	1,867,607
Qualified XXIX	1,059.971	47.99	50,868
Qualified XXV	65,924.666	14.23	938,108
Qualified XXVI	32,058.616	14.16	453,950
Qualified XXVII	456,502.474	49.72	22,697,303
Qualified XXVIII	184,265.238	48.76	8,984,773
Qualified XXX	8,422.344	47.62	401,072
Qualified XXXII	45,490.700	10.00	454,907
	17,666,330.904		$ 257,477,403

ING VP Natural Resources
Contracts in accumulation period:
Qualified III	670.860	$ 15.58	$ 10,452
Qualified V	62.405	17.13	1,069
Qualified VI	283,978.227	16.81	4,773,674
Qualified VIII	1,447.975	14.57	21,097
Qualified XII (0.05)	272.529	17.40	4,742
Qualified XII (0.15)	2,643.403	12.81	33,862
Qualified XII (0.25)	24,100.543	11.06	266,552
Qualified XII (0.45)	9,978.336	10.94	109,163
Qualified XII (0.55)	2,605.055	10.88	28,343
Qualified XII (0.60)	12,469.954	10.85	135,299
Qualified XII (0.65)	89.556	10.82	969
Qualified XII (0.70)	12,145.969	10.79	131,055
Qualified XII (0.75)	16,961.896	10.76	182,510
Qualified XII (0.80)	106,275.533	11.73	1,246,612
Qualified XII (0.85)	25,760.328	13.41	345,446
Qualified XII (0.90)	1,077.721	11.67	12,577
Qualified XII (0.95)	11,487.078	13.31	152,893
Qualified XII (1.00)	70,279.864	13.26	931,911
Qualified XII (1.05)	4,883.573	13.21	64,512
Qualified XII (1.10)	3,147.720	13.16	41,424
Qualified XII (1.15)	3,823.341	13.11	50,124
Qualified XII (1.20)	2,505.819	13.06	32,726
Qualified XII (1.25)	106.303	13.01	1,383
Qualified XII (1.30)	60.340	12.96	782
Qualified XII (1.40)	140.513	12.86	1,807
Qualified XV	6,922.481	17.17	118,859
Qualified XVI	4,147.853	16.53	68,564

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Natural Resources (continued)
Qualified XVII	718.204	$ 16.81	$ 12,073
Qualified XXI	2,366.281	17.29	40,913
Qualified XXIV	7,395.721	13.32	98,511
Qualified XXV	1,381.670	17.13	23,668
Qualified XXVI	643.059	17.00	10,932
Qualified XXVII	239,847.104	15.71	3,767,998
Qualified XXVIII	79,719.604	15.66	1,248,409
	940,116.818		$ 13,970,911

ING MFS Total Return
Contracts in accumulation period:
Qualified V	74.202	$ 11.28	$ 837
Qualified VI	394,705.357	11.76	4,641,735
Qualified XII (0.55)	3,682.211	12.03	44,297
Qualified XII (0.60)	935.245	12.03	11,251
Qualified XII (0.65)	2,253.450	12.03	27,109
Qualified XII (0.70)	6,110.815	12.02	73,452
Qualified XII (0.75)	236.023	12.02	2,837
Qualified XII (0.80)	45,904.584	12.00	550,855
Qualified XII (0.85)	3,102.588	11.98	37,169
Qualified XII (0.95)	16,439.014	11.97	196,775
Qualified XII (1.00)	184,119.716	11.97	2,203,913
Qualified XII (1.05)	5,447.786	11.97	65,210
Qualified XII (1.10)	81.605	11.96	976
Qualified XII (1.15)	556.940	11.96	6,661
Qualified XII (1.20)	2,346.656	11.96	28,066
Qualified XII (1.25)	1,615.063	11.95	19,300
Qualified XII (1.30)	169.372	11.95	2,024
Qualified XII (1.35)	52.803	11.95	631
Qualified XII (1.40)	1,227.364	11.95	14,667
Qualified XII (1.45)	2.847	11.94	34
Qualified XV	476.923	11.31	5,394
Qualified XVI	1,047.445	11.74	12,297
Qualified XVII	12,943.490	11.29	146,132
Qualified XXI	96.290	11.32	1,090
Qualified XXIV	16,754.240	11.32	189,658
Qualified XXV	194.881	11.33	2,208
Qualified XXVI	360.035	11.31	4,072
	700,936.945		$ 8,288,650

ING T. Rowe Price Equity Income
Contracts in accumulation period:
Qualified VI	118,664.711	$ 12.95	$ 1,536,708
Qualified XII (0.55)	1,730.592	13.01	22,515

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Equity Income (continued)
Qualified XII (0.60)	576.556	$ 13.01	$ 7,501
Qualified XII (0.65)	2,562.337	13.01	33,336
Qualified XII (0.70)	3.769	13.00	49
Qualified XII (0.80)	11,180.586	12.98	145,124
Qualified XII (0.85)	5,120.756	12.96	66,365
Qualified XII (0.95)	3,113.591	12.95	40,321
Qualified XII (1.00)	15,411.429	12.95	199,578
Qualified XII (1.05)	434.390	12.94	5,621
Qualified XII (1.10)	525.580	12.94	6,801
Qualified XII (1.25)	773.086	12.93	9,996
Qualified XII (1.40)	59.288	12.92	766
Qualified XV	705.246	12.20	8,604
Qualified XVI	2,862.413	12.93	37,011
Qualified XXI	87.142	12.21	1,064
Qualified XXIV	1,221.949	12.21	14,920
Qualified XXV	35.106	12.22	429
Qualified XXVI	478.033	12.20	5,832
	165,546.560		$ 2,142,541

ING DSI Enhanced Index
Contracts in accumulation period:
Qualified VI	51,191.026	$ 7.80	$ 399,290
Qualified X (1.15)	2,585.884	10.13	26,195
Qualified X (1.25)	4,171.280	9.61	40,086
Qualified XII (0.60)	1,511.884	7.91	11,959
Qualified XII (0.65)	117.468	7.90	928
Qualified XII (0.70)	38.023	7.89	300
Qualified XII (0.75)	19.012	7.89	150
Qualified XII (0.80)	14,494.924	7.88	114,220
Qualified XII (0.85)	203.049	7.87	1,598
Qualified XII (0.95)	2,567.388	7.85	20,154
Qualified XII (1.00)	10,066.454	7.84	78,921
Qualified XII (1.05)	3,677.678	7.84	28,833
Qualified XII (1.10)	2,210.217	7.83	17,306
Qualified XII (1.15)	886.956	7.82	6,936
Qualified XII (1.20)	174.776	7.81	1,365
Qualified XII (1.25)	492.308	7.80	3,840
Qualified XII (1.30)	69.577	7.79	542
Qualified XII (1.35)	65.982	7.79	514
Qualified XII (1.40)	359.383	7.78	2,796
Qualified XII (1.50)	71.778	7.76	557
Qualified XVI	4,372.551	7.76	33,931

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING DSI Enhanced Index (continued)
Qualified XVII	1,096.282	$ 7.80	$ 8,551
Qualified XXIV	30.241	7.87	238
Qualified XXV	141.318	7.89	1,115
	100,615.439		$ 800,325

ING Alger Aggressive Growth - Initial Class
Contracts in accumulation period:
Qualified XXXI	1,153.787	$ 14.26	$ 16,453
	1,153.787		$ 16,453

ING Alger Aggressive Growth - Service Class
Contracts in accumulation period:
Qualified VI	713,645.886	$ 7.17	$ 5,116,841
Qualified VIII	566.480	7.16	4,056
Qualified X (1.15)	2,838.241	10.46	29,688
Qualified X (1.25)	50,767.676	10.24	519,861
Qualified XII (0.45)	6,125.103	7.29	44,652
Qualified XII (0.55)	644.154	7.27	4,683
Qualified XII (0.60)	17,546.768	7.27	127,565
Qualified XII (0.65)	4,684.986	7.26	34,013
Qualified XII (0.70)	3,396.965	7.25	24,628
Qualified XII (0.75)	64,099.862	7.24	464,083
Qualified XII (0.80)	35,465.698	7.23	256,417
Qualified XII (0.85)	32,517.566	7.23	235,102
Qualified XII (0.90)	1,036.011	7.22	7,480
Qualified XII (0.95)	47,191.955	7.21	340,254
Qualified XII (1.00)	184,364.862	7.20	1,327,427
Qualified XII (1.05)	4,261.528	7.20	30,683
Qualified XII (1.10)	4,522.392	7.19	32,516
Qualified XII (1.15)	610.306	7.18	4,382
Qualified XII (1.20)	3,352.580	7.17	24,038
Qualified XII (1.25)	6,235.146	7.17	44,706
Qualified XII (1.30)	64.944	7.16	465
Qualified XII (1.35)	1.958	7.15	14
Qualified XII (1.40)	4,213.025	7.14	30,081
Qualified XII (1.50)	494.951	7.13	3,529
Qualified XV	11,139.944	7.21	80,319
Qualified XVI	26,666.340	7.13	190,131
Qualified XVII	5,876.848	7.17	42,137
Qualified XVIII	715.157	10.49	7,502
Qualified XXI	2,644.675	7.23	19,121
Qualified XXIV	27,549.584	7.22	198,908
Qualified XXV	20,464.365	7.24	148,162

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Alger Aggressive Growth - Service Class (continued)
Qualified XXVI	2,661.911	$ 7.22	$ 19,219
Qualified XXXII	692.233	10.30	7,130
	1,287,060.100		$ 9,419,793

ING Alger Growth
Contracts in accumulation period:
Qualified VI	112,672.738	$ 8.62	$ 971,239
Qualified X (1.25)	10,386.233	9.08	94,307
Qualified XII (0.15)	244.949	8.81	2,158
Qualified XII (0.55)	2,231.200	8.75	19,523
Qualified XII (0.60)	1,738.329	8.74	15,193
Qualified XII (0.65)	592.440	8.73	5,172
Qualified XII (0.70)	2,118.119	8.72	18,470
Qualified XII (0.75)	2,211.940	8.71	19,266
Qualified XII (0.80)	39,059.655	8.70	339,819
Qualified XII (0.85)	7,542.693	8.69	65,546
Qualified XII (0.90)	28.111	8.68	244
Qualified XII (0.95)	5,249.250	8.67	45,511
Qualified XII (1.00)	45,765.935	8.66	396,333
Qualified XII (1.05)	3,154.798	8.65	27,289
Qualified XII (1.10)	1,038.310	8.64	8,971
Qualified XII (1.15)	593.395	8.63	5,121
Qualified XII (1.20)	2,972.738	8.62	25,625
Qualified XII (1.25)	2,792.227	8.62	24,069
Qualified XII (1.40)	617.578	8.59	5,305
Qualified XII (1.50)	1,835.122	8.57	15,727
Qualified XV	582.930	8.67	5,054
Qualified XVI	1,133.372	8.57	9,713
Qualified XVII	3,315.777	8.62	28,582
Qualified XXI	750.575	8.70	6,530
Qualified XXIV	1,439.586	8.69	12,510
Qualified XXV	1,383.238	8.71	12,048
Qualified XXVI	225.807	8.68	1,960
Qualified XXXII	1,233.044	10.38	12,799
	252,910.089		$ 2,194,084

ING American Century Small Cap Value
Contracts in accumulation period:
Qualified VI	347,202.405	$ 10.81	$ 3,753,258
Qualified X (1.15)	15,801.385	10.83	171,129
Qualified X (1.25)	46,786.864	10.81	505,766
Qualified XII (0.55)	2,154.296	10.94	23,568
Qualified XII (0.60)	665.416	10.93	7,273

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING American Century Small Cap Value (continued)
Qualified XII (0.65)	2,083.517	$ 10.92	$ 22,752
Qualified XII (0.70)	9,749.725	10.92	106,467
Qualified XII (0.75)	171.586	10.91	1,872
Qualified XII (0.80)	24,846.789	10.90	270,830
Qualified XII (0.85)	17,021.304	10.89	185,362
Qualified XII (0.90)	2,242.555	10.88	24,399
Qualified XII (0.95)	13,129.991	10.87	142,723
Qualified XII (1.00)	69,707.735	10.86	757,026
Qualified XII (1.05)	2,930.507	10.85	31,796
Qualified XII (1.10)	1,689.022	10.84	18,309
Qualified XII (1.15)	2,652.816	10.83	28,730
Qualified XII (1.20)	2,295.194	10.82	24,834
Qualified XII (1.25)	1,134.043	10.81	12,259
Qualified XII (1.35)	125.926	10.80	1,360
Qualified XII (1.40)	3,999.166	10.79	43,151
Qualified XII (1.45)	13.544	10.78	146
Qualified XII (1.50)	174.373	10.77	1,878
Qualified XV	231.003	10.87	2,511
Qualified XVI	6,055.989	10.77	65,223
Qualified XVII	1,909.806	10.81	20,645
Qualified XVIII	1,025.230	10.86	11,134
Qualified XXI	293.119	10.90	3,195
Qualified XXIV	3,821.232	10.88	41,575
Qualified XXV	2,515.857	10.91	27,448
Qualified XXVI	38.879	10.88	423
	582,469.274		$ 6,307,042

ING Baron Small Cap Growth
Contracts in accumulation period:
NYSUT 457	121,636.685	$ 13.03	$ 1,584,926
Qualified VI	640,334.673	11.45	7,331,832
Qualified X (1.15)	12,247.690	11.47	140,481
Qualified X (1.25)	38,745.676	11.45	443,638
Qualified XII (0.15)	2,498.112	11.65	29,103
Qualified XII (0.55)	1,179.706	11.58	13,661
Qualified XII (0.60)	1,712.532	11.57	19,814
Qualified XII (0.65)	8,963.062	11.56	103,613
Qualified XII (0.70)	9,295.152	11.55	107,359
Qualified XII (0.75)	3,531.802	11.54	40,757
Qualified XII (0.80)	224,099.913	11.53	2,583,872
Qualified XII (0.85)	22,344.358	11.52	257,407
Qualified XII (0.90)	476.542	11.51	5,485
Qualified XII (0.95)	20,763.043	11.50	238,775
Qualified XII (1.00)	142,763.620	11.49	1,640,354

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Baron Small Cap Growth (continued)
Qualified XII (1.05)	2,374.761	$ 11.49	$ 27,286
Qualified XII (1.10)	3,277.352	11.48	37,624
Qualified XII (1.15)	2,541.935	11.47	29,156
Qualified XII (1.20)	2,646.248	11.46	30,326
Qualified XII (1.25)	6,757.642	11.45	77,375
Qualified XII (1.35)	2,464.129	11.43	28,165
Qualified XII (1.40)	2,488.354	11.42	28,417
Qualified XII (1.50)	532.983	11.40	6,076
Qualified XV	1,792.522	11.50	20,614
Qualified XVI	11,562.281	11.40	131,810
Qualified XVII	1,066.725	11.45	12,214
Qualified XVIII	571.802	11.49	6,570
Qualified XXI	8,264.874	11.53	95,294
Qualified XXIV	10,787.066	11.52	124,267
Qualified XXV	2,591.421	11.54	29,905
Qualified XXVI	2,042.746	11.51	23,512
Qualified XXXII	716.618	10.23	7,331
	1,313,072.025		$ 15,257,019

ING Goldman Sachs® Capital Growth
Contracts in accumulation period:
Qualified VI	26,245.590	$ 10.09	$ 264,818
Qualified X (1.15)	3,764.126	9.84	37,039
Qualified X (1.25)	13,719.094	9.27	127,176
Qualified XII (0.60)	1,566.471	10.23	16,025
Qualified XII (0.65)	352.153	10.22	3,599
Qualified XII (0.70)	5,701.175	10.21	58,209
Qualified XII (0.75)	18.529	10.20	189
Qualified XII (0.80)	9,184.086	10.18	93,494
Qualified XII (0.85)	626.352	10.17	6,370
Qualified XII (0.90)	85.039	10.16	864
Qualified XII (0.95)	1,900.493	10.15	19,290
Qualified XII (1.00)	7,582.742	10.14	76,889
Qualified XII (1.05)	441.560	10.13	4,473
Qualified XII (1.10)	2,041.502	10.12	20,660
Qualified XII (1.15)	1,150.148	10.11	11,628
Qualified XII (1.20)	551.287	10.10	5,568
Qualified XII (1.25)	259.068	10.09	2,614
Qualified XII (1.35)	123.260	10.06	1,240
Qualified XII (1.40)	534.428	10.05	5,371
Qualified XII (1.45)	605.478	10.04	6,079
Qualified XII (1.50)	474.975	10.03	4,764

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Goldman Sachs® Capital Growth (continued)
Qualified XV	648.571	$ 10.15	$ 6,583
Qualified XVI	276.271	10.03	2,771
Qualified XXI	9.037	10.18	92
Qualified XXIV	2,094.887	10.17	21,305
Qualified XXV	2,593.235	10.20	26,451
Qualified XXXII	290.260	10.37	3,010
	82,839.817		$ 826,571
ING JPMorgan Fleming International
Currently payable annuity contracts:		$	$ $ 5,601
Contracts in accumulation period:
Qualified III	1,887.002	$ 19.31	36,438
Qualified V	168.450	18.13	3,054
Qualified VI	2,190,758.585	18.52	40,572,849
Qualified VIII	18,581.090	15.60	289,865
Qualified X (1.15)	30,213.897	18.71	565,302
Qualified X (1.25)	265,772.678	18.52	4,922,110
Qualified XII (0.05)	33,260.929	19.17	637,612
Qualified XII (0.15)	3.758	9.58	36
Qualified XII (0.15)	25,701.357	9.58	246,219
Qualified XII (0.25)	253,284.519	9.56	2,421,400
Qualified XII (0.35)	159,550.789	9.51	1,517,328
Qualified XII (0.45)	54,422.516	9.46	514,837
Qualified XII (0.55)	44,447.447	9.40	417,806
Qualified XII (0.60)	188,555.651	9.38	1,768,652
Qualified XII (0.65)	9,713.583	9.35	90,822
Qualified XII (0.70)	122,127.360	9.32	1,138,227
Qualified XII (0.75)	199,552.688	9.30	1,855,840
Qualified XII (0.80)	594,567.144	10.47	6,225,118
Qualified XII (0.85)	416,310.629	12.89	5,366,244
Qualified XII (0.90)	14,013.161	10.41	145,877
Qualified XII (0.95)	193,123.065	12.79	2,470,044
Qualified XII (1.00)	1,055,499.137	12.74	13,447,059
Qualified XII (1.05)	77,592.986	12.69	984,655
Qualified XII (1.10)	32,186.561	12.65	407,160
Qualified XII (1.15)	18,650.000	12.60	234,990
Qualified XII (1.20)	25,441.594	12.55	319,292
Qualified XII (1.25)	9,373.040	12.50	117,163
Qualified XII (1.30)	97.992	12.45	1,220
Qualified XII (1.35)	1,440.773	12.41	17,880
Qualified XII (1.40)	5,542.557	12.36	68,506
Qualified XII (1.45)	1,147.522	12.31	14,126
Qualified XII (1.50)	3,713.040	12.27	45,559
Qualified XV	20,826.004	18.92	394,028
Qualified XVI	51,484.734	18.21	937,537

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING JPMorgan Fleming International (continued)
Qualified XVII	935.745	$ 18.52	$ 17,330
Qualified XVIII	4,904.967	18.52	90,840
Qualified XXI	24,846.666	19.05	473,329
Qualified XXIV	39,739.141	12.80	508,661
Qualified XXV	11,412.480	18.83	214,897
Qualified XXVI	1,852.750	18.73	34,702
Qualified XXVII	1,754,269.234	19.47	34,155,622
Qualified XXVIII	128,136.476	19.41	2,487,129
Qualified XXXII	30,493.163	10.53	321,093
	8,115,602.860		$ 126,504,059

ING JPMorgan Mid Cap Value
Contracts in accumulation period:
Qualified VI	184,071.052	$ 11.78	$ 2,168,357
Qualified X (1.15)	2,612.129	11.79	30,797
Qualified X (1.25)	21,348.641	11.78	251,487
Qualified XII (0.45)	97.150	11.93	1,159
Qualified XII (0.55)	55.667	11.91	663
Qualified XII (0.60)	1,074.454	11.90	12,786
Qualified XII (0.65)	568.040	11.89	6,754
Qualified XII (0.70)	14,669.697	11.88	174,276
Qualified XII (0.75)	126.622	11.87	1,503
Qualified XII (0.80)	2,467.707	11.86	29,267
Qualified XII (0.85)	9,542.447	11.85	113,078
Qualified XII (0.90)	705.912	11.84	8,358
Qualified XII (0.95)	17,546.999	11.83	207,581
Qualified XII (1.00)	52,794.247	11.82	624,028
Qualified XII (1.05)	2,816.850	11.81	33,267
Qualified XII (1.10)	2,299.576	11.80	27,135
Qualified XII (1.15)	553.605	11.79	6,527
Qualified XII (1.20)	3,971.053	11.78	46,779
Qualified XII (1.25)	1,084.550	11.78	12,776
Qualified XII (1.35)	1,777.721	11.76	20,906
Qualified XII (1.40)	449.702	11.75	5,284
Qualified XII (1.50)	376.556	11.73	4,417
Qualified XV	300.930	11.83	3,560
Qualified XVI	3,007.758	11.73	35,281
Qualified XVII	2,454.329	11.78	28,912
Qualified XXI	576.475	11.86	6,837
Qualified XXIV	4,365.823	11.85	51,735
Qualified XXV	6,075.822	11.87	72,120
Qualified XXVI	1,100.169	11.84	13,026
Qualified XXXII	69.727	10.24	714
	338,961.410		$ 3,999,370

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Capital Opportunities
Currently payable annuity contracts:			$ 231,093
Contracts in accumulation period:
Qualified III	892.890	$ 26.02	23,233
Qualified V	872.401	21.16	18,460
Qualified VI	2,119,819.010	21.41	45,385,325
Qualified VIII	8,636.467	18.40	158,911
Qualified X (1.15)	9,839.316	9.36	92,096
Qualified X (1.25)	247,143.394	9.31	2,300,905
Qualified XII (0.05)	14,309.567	22.16	317,100
Qualified XII (0.15)	16,162.657	8.73	141,100
Qualified XII (0.25)	118,848.795	9.96	1,183,734
Qualified XII (0.35)	97,695.358	9.91	968,161
Qualified XII (0.40)	105,144.728	14.51	1,525,650
Qualified XII (0.45)	26,301.421	9.85	259,069
Qualified XII (0.55)	55,855.510	9.80	547,384
Qualified XII (0.60)	110,100.614	9.77	1,075,683
Qualified XII (0.65)	24,938.398	9.74	242,900
Qualified XII (0.70)	192,732.544	9.71	1,871,433
Qualified XII (0.75)	143,877.502	9.69	1,394,173
Qualified XII (0.80)	554,495.517	10.93	6,060,636
Qualified XII (0.85)	376,545.883	14.21	5,350,717
Qualified XII (0.90)	18,218.726	10.52	191,661
Qualified XII (0.95)	234,750.780	14.10	3,309,986
Qualified XII (1.00)	1,368,664.128	14.05	19,229,731
Qualified XII (1.05)	60,765.715	14.00	850,720
Qualified XII (1.10)	44,712.913	13.94	623,298
Qualified XII (1.15)	32,812.239	13.89	455,762
Qualified XII (1.20)	36,383.526	13.84	503,548
Qualified XII (1.25)	20,661.393	13.78	284,714
Qualified XII (1.30)	1,999.272	13.73	27,450
Qualified XII (1.35)	1,051.023	13.68	14,378
Qualified XII (1.40)	17,905.502	13.63	244,052
Qualified XII (1.50)	4,475.961	13.52	60,515
Qualified XV	18,851.577	21.87	412,284
Qualified XVI	34,926.211	21.06	735,546
Qualified XVII	2,168.239	21.41	46,422
Qualified XVIII	5,694.092	9.31	53,012
Qualified XXI	19,791.825	22.02	435,816
Qualified XXIV	53,129.128	14.11	749,652
Qualified XXV	25,447.886	21.76	553,746
Qualified XXVI	4,882.641	21.66	105,758
Qualified XXVII	1,836,501.792	26.23	48,171,442
Qualified XXVIII	199,931.740	26.15	5,228,215
Qualified XXXII	5,933.527	10.35	61,412
	8,273,871.808		$ 151,496,883

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Global Growth
Contracts in accumulation period:
Qualified VI	54,283.656	$ 10.83	$ 587,892
Qualified X (1.15)	2,556.037	10.85	27,733
Qualified X (1.25)	9,878.855	10.83	106,988
Qualified XII (0.65)	183.547	10.94	2,008
Qualified XII (0.70)	3,531.839	10.93	38,603
Qualified XII (0.75)	909.341	10.92	9,930
Qualified XII (0.80)	2,816.040	10.91	30,723
Qualified XII (0.85)	2,790.917	10.90	30,421
Qualified XII (0.90)	9.917	10.89	108
Qualified XII (0.95)	7,248.713	10.88	78,866
Qualified XII (1.00)	24,101.931	10.88	262,229
Qualified XII (1.05)	1,364.305	10.87	14,830
Qualified XII (1.10)	725.230	10.86	7,876
Qualified XII (1.15)	652.995	10.85	7,085
Qualified XII (1.20)	2,984.779	10.84	32,355
Qualified XII (1.25)	622.161	10.83	6,738
Qualified XII (1.35)	96.762	10.81	1,046
Qualified XII (1.40)	386.018	10.80	4,169
Qualified XII (1.50)	169.295	10.78	1,825
Qualified XV	295.221	10.88	3,212
Qualified XXI	42.805	10.91	467
Qualified XXIV	2,348.899	10.90	25,603
Qualified XXV	1,174.267	10.92	12,823
Qualified XXVI	5.418	10.89	59
	119,178.948		$ 1,293,589

ING MFS Research Equity
Contracts in accumulation period:
Qualified I	602.964	$ 9.11	$ 5,493
Qualified III	584.430	12.01	7,019
Qualified IX	2,751.502	11.65	32,055
Qualified V	1,218.897	13.60	16,577
Qualified VI	4,602,681.228	13.85	63,747,135
Qualified VII	83,945.346	11.71	983,000
Qualified VIII	11,217.295	11.68	131,018
Qualified X (1.15)	4,872.052	13.99	68,160
Qualified X (1.25)	484,939.495	13.85	6,716,412

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING MFS Research Equity (continued)
Qualified XII (0.05)	26,809.002	$ 14.33	$ 384,173
Qualified XII (0.15)	64,994.384	9.26	601,848
Qualified XII (0.25)	317,180.326	9.20	2,918,059
Qualified XII (0.35)	132,581.311	9.15	1,213,119
Qualified XII (0.40)	66,038.672	9.18	606,235
Qualified XII (0.45)	47,768.351	9.10	434,692
Qualified XII (0.55)	43,066.850	9.05	389,755
Qualified XII (0.60)	175,941.463	9.02	1,586,992
Qualified XII (0.65)	67,670.555	9.00	609,035
Qualified XII (0.70)	135,422.519	8.97	1,214,740
Qualified XII (0.75)	168,815.531	8.95	1,510,899
Qualified XII (0.80)	494,179.939	9.87	4,877,556
Qualified XII (0.85)	586,104.672	8.99	5,269,081
Qualified XII (0.90)	17,591.745	9.57	168,353
Qualified XII (0.95)	284,368.834	8.92	2,536,570
Qualified XII (1.00)	1,074,704.500	8.89	9,554,123
Qualified XII (1.05)	56,375.706	8.85	498,925
Qualified XII (1.10)	45,679.478	8.82	402,893
Qualified XII (1.15)	52,502.051	8.78	460,968
Qualified XII (1.20)	50,580.457	8.75	442,579
Qualified XII (1.25)	14,768.004	8.72	128,777
Qualified XII (1.30)	1,816.705	8.68	15,769
Qualified XII (1.40)	5,695.708	8.62	49,097
Qualified XII (1.50)	3,955.322	8.55	33,818
Qualified XIX	3,646.542	9.11	33,220
Qualified XV	20,671.782	14.14	292,299
Qualified XVI	105,874.817	13.62	1,442,015
Qualified XVII	93,467.942	13.85	1,294,531
Qualified XVIII	25,230.181	13.85	349,438
Qualified XX	4,690.008	12.01	56,327
Qualified XXI	37,739.607	14.24	537,412
Qualified XXIV	158,490.369	8.93	1,415,319
Qualified XXIX	1,222.148	12.01	14,678
Qualified XXV	29,398.081	14.07	413,631
Qualified XXVI	13,635.831	14.01	191,038
Qualified XXVII	858,894.033	13.24	11,371,757
Qualified XXVIII	68,628.182	13.20	905,892
Qualified XXX	60,055.416	11.91	715,260
Qualified XXXII	138,029.497	10.34	1,427,225
	10,747,099.730		$ 128,074,967

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING OpCap Balanced Value
Contracts in accumulation period:
Qualified VI	403,313.559	$ 12.39	$ 4,997,055
Qualified VIII	892.252	12.39	11,055
Qualified X (1.15)	11,412.186	10.75	122,681
Qualified X (1.25)	66,000.583	10.29	679,146
Qualified XII (0.55)	110.334	12.58	1,388
Qualified XII (0.60)	2,769.690	12.57	34,815
Qualified XII (0.65)	639.522	12.55	8,026
Qualified XII (0.70)	4,387.879	12.54	55,024
Qualified XII (0.75)	3,219.394	12.53	40,339
Qualified XII (0.80)	35,226.379	12.51	440,682
Qualified XII (0.85)	17,039.600	12.50	212,995
Qualified XII (0.90)	409.535	12.48	5,111
Qualified XII (0.95)	29,964.876	12.47	373,662
Qualified XII (1.00)	118,332.183	12.46	1,474,419
Qualified XII (1.05)	3,090.836	12.44	38,450
Qualified XII (1.10)	5,104.827	12.43	63,453
Qualified XII (1.15)	2,076.329	12.42	25,788
Qualified XII (1.20)	1,371.290	12.40	17,004
Qualified XII (1.25)	3,839.548	12.39	47,572
Qualified XII (1.30)	136.834	12.38	1,694
Qualified XII (1.35)	1.213	12.37	15
Qualified XII (1.40)	939.919	12.35	11,608
Qualified XII (1.50)	115.329	12.33	1,422
Qualified XV	589.816	12.47	7,355
Qualified XVI	4,377.859	12.33	53,979
Qualified XVII	4,710.250	12.39	58,360
Qualified XXI	1,003.437	12.51	12,553
Qualified XXIV	7,773.019	12.49	97,085
Qualified XXV	20,140.702	12.53	252,363
Qualified XXVI	2,093.990	12.48	26,133
Qualified XXXII	1,123.181	10.31	11,580
	752,206.351		$ 9,182,812

ING PIMCO Total Return
Contracts in accumulation period:
NYSUT 457	189,541.362	$ 10.13	$ 1,920,054
Qualified VI	1,363,706.812	11.01	15,014,412
Qualified VIII	443.869	11.01	4,887
Qualified X (1.15)	224.479	11.03	2,476
Qualified X (1.25)	147,674.478	11.01	1,625,896
Qualified XII (0.15)	3,240.625	11.20	36,295

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING PIMCO Total Return (continued)
Qualified XII (0.45)	14,204.122	$ 11.16	$ 158,518
Qualified XII (0.55)	13,853.411	11.14	154,327
Qualified XII (0.60)	21,807.457	11.13	242,717
Qualified XII (0.65)	13,179.227	11.12	146,553
Qualified XII (0.70)	24,374.798	11.11	270,804
Qualified XII (0.75)	55,353.424	11.10	614,423
Qualified XII (0.80)	91,271.081	11.10	1,013,109
Qualified XII (0.85)	59,741.839	11.09	662,537
Qualified XII (0.90)	20,125.722	11.08	222,993
Qualified XII (0.95)	185,400.000	11.07	2,052,378
Qualified XII (1.00)	415,621.881	11.06	4,596,778
Qualified XII (1.05)	25,165.701	11.05	278,081
Qualified XII (1.10)	16,758.786	11.04	185,017
Qualified XII (1.15)	12,015.594	11.03	132,532
Qualified XII (1.20)	17,091.016	11.02	188,343
Qualified XII (1.25)	19,253.406	11.01	211,980
Qualified XII (1.30)	4,202.273	11.00	46,225
Qualified XII (1.35)	3,593.904	10.99	39,497
Qualified XII (1.40)	7,013.935	10.98	77,013
Qualified XII (1.45)	792.252	10.97	8,691
Qualified XII (1.50)	4,380.401	10.97	48,053
Qualified XV	12,577.597	11.07	139,234
Qualified XVI	24,560.620	10.97	269,430
Qualified XVII	3,555.404	11.01	39,145
Qualified XVIII	1,185.986	11.06	13,117
Qualified XXI	5,072.342	11.10	56,303
Qualified XXIV	14,593.592	11.08	161,697
Qualified XXV	11,029.370	11.10	122,426
Qualified XXVI	9,291.516	11.08	102,950
Qualified XXVIII	31,234.720	11.06	345,456
Qualified XXXII	2,227.046	10.02	22,315
	2,845,360.048		$ 31,226,662

ING Salomon Brothers Aggressive Growth
Currently payable annuity contracts:			$ 77,873
Contracts in accumulation period:
Qualified III	5,527.692	$ 13.00	71,860
Qualified V	1,261.333	12.75	16,082
Qualified VI	7,469,333.953	12.90	96,354,408
Qualified VIII	12,687.195	13.51	171,404
Qualified X (1.15)	62,500.077	13.03	814,376
Qualified X (1.25)	866,224.961	12.90	11,174,302

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Aggressive Growth (continued)
Qualified XII (0.05)	115,779.026	$ 13.35	$ 1,545,650
Qualified XII (0.15)	106,846.393	9.01	962,686
Qualified XII (0.25)	563,410.998	7.82	4,405,874
Qualified XII (0.35)	298,733.204	7.77	2,321,157
Qualified XII (0.40)	294,978.000	9.00	2,654,802
Qualified XII (0.45)	103,792.108	7.73	802,313
Qualified XII (0.55)	76,487.891	7.68	587,427
Qualified XII (0.60)	493,972.585	7.66	3,783,830
Qualified XII (0.65)	40,779.843	7.64	311,558
Qualified XII (0.70)	341,696.457	7.62	2,603,727
Qualified XII (0.75)	538,408.948	7.60	4,091,908
Qualified XII (0.80)	2,228,249.511	8.18	18,227,081
Qualified XII (0.85)	901,390.465	8.81	7,941,250
Qualified XII (0.90)	56,061.626	7.87	441,205
Qualified XII (0.95)	556,545.143	8.75	4,869,770
Qualified XII (1.00)	3,231,773.479	8.71	28,148,747
Qualified XII (1.05)	249,182.488	8.68	2,162,904
Qualified XII (1.10)	94,672.255	8.65	818,915
Qualified XII (1.15)	77,676.539	8.61	668,795
Qualified XII (1.20)	142,848.718	8.58	1,225,642
Qualified XII (1.25)	66,465.614	8.55	568,281
Qualified XII (1.30)	7,086.956	8.51	60,310
Qualified XII (1.35)	1,737.146	8.48	14,731
Qualified XII (1.40)	22,621.657	8.45	191,153
Qualified XII (1.45)	26.128	8.42	220
Qualified XII (1.50)	11,484.505	8.39	96,355
Qualified XV	17,631.108	13.18	232,378
Qualified XVI	136,527.760	12.68	1,731,172
Qualified XVII	16,315.504	12.90	210,470
Qualified XVIII	20,392.791	12.90	263,067
Qualified XXI	114,337.830	13.27	1,517,263
Qualified XXII	235.356	13.35	3,142
Qualified XXIV	245,112.228	8.75	2,144,732
Qualified XXV	92,956.674	13.11	1,218,662
Qualified XXVI	20,703.065	13.05	270,175
Qualified XXVII	2,191,574.676	13.11	28,731,544
Qualified XXVIII	371,342.081	13.07	4,853,441
Qualified XXXII	40,065.875	10.52	421,493
	22,307,437.842		$ 239,784,135

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Fundamental Value
Contracts in accumulation period:
Qualified VI	319,789.413	$ 16.53	$ 5,286,119
Qualified X (1.25)	26,125.890	10.39	271,448
Qualified XII (0.55)	621.990	16.78	10,437
Qualified XII (0.60)	2,354.117	16.76	39,455
Qualified XII (0.65)	331.661	16.74	5,552
Qualified XII (0.70)	3,047.699	16.73	50,988
Qualified XII (0.75)	2,752.783	16.71	45,999
Qualified XII (0.80)	59,760.275	16.69	997,399
Qualified XII (0.85)	10,460.648	16.67	174,379
Qualified XII (0.90)	1,605.105	16.65	26,725
Qualified XII (0.95)	14,233.173	16.64	236,840
Qualified XII (1.00)	104,198.255	16.62	1,731,775
Qualified XII (1.05)	3,117.771	16.60	51,755
Qualified XII (1.10)	1,487.395	16.58	24,661
Qualified XII (1.15)	2,398.249	16.56	39,715
Qualified XII (1.20)	736.737	16.55	12,193
Qualified XII (1.25)	1,180.218	16.53	19,509
Qualified XII (1.35)	0.909	16.49	15
Qualified XII (1.40)	612.440	16.48	10,093
Qualified XII (1.50)	275.669	16.44	4,532
Qualified XV	185.757	16.64	3,091
Qualified XVI	2,526.034	16.44	41,528
Qualified XVII	3,088.385	16.53	51,051
Qualified XVIII	463.798	10.69	4,958
Qualified XXI	1,608.508	16.69	26,846
Qualified XXIV	3,072.989	16.66	51,196
Qualified XXV	9,856.972	16.71	164,710
Qualified XXVI	1,878.678	16.65	31,280
	577,771.518		$ 9,414,249

ING Salomon Brothers Investors Value
Contracts in accumulation period:
Qualified VI	166,130.087	$ 12.73	$ 2,114,836
Qualified X (1.15)	4,438.976	10.16	45,100
Qualified X (1.25)	21,517.004	9.88	212,588
Qualified XII (0.55)	2,305.495	12.92	29,787
Qualified XII (0.60)	3,471.727	12.91	44,820
Qualified XII (0.65)	1,436.462	12.89	18,516
Qualified XII (0.70)	6,871.196	12.88	88,501
Qualified XII (0.75)	1,331.026	12.86	17,117
Qualified XII 0.80)	9,855.720	12.85	126,646

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Salomon Brothers Investors Value (continued)
Qualified XII (0.85)	4,173.287	$ 12.84	$ 53,585
Qualified XII (0.90)	740.406	12.82	9,492
Qualified XII (0.95)	13,914.598	12.81	178,246
Qualified XII (1.00)	60,810.938	12.80	778,380
Qualified XII (1.05)	625.821	12.78	7,998
Qualified XII (1.10)	621.378	12.77	7,935
Qualified XII (1.15)	614.745	12.75	7,838
Qualified XII (1.20)	1,027.551	12.74	13,091
Qualified XII (1.25)	2,345.483	12.73	29,858
Qualified XII (1.40)	973.601	12.69	12,355
Qualified XII (1.50)	250.553	12.66	3,172
Qualified XV	1,465.964	12.81	18,779
Qualified XVI	1,748.341	12.66	22,134
Qualified XVIII	630.128	10.19	6,421
Qualified XXI	286.303	12.85	3,679
Qualified XXIV	6,384.490	12.83	81,913
Qualified XXV	1,205.054	12.86	15,497
Qualified XXVI	4,132.839	12.82	52,983
Qualified XXXII	1,727.735	10.42	18,003
	321,036.908		$ 4,019,270

ING T. Rowe Price Growth Equity
Currently payable annuity contracts:			$ 291,719
Contracts in accumulation period:
Qualified III	2,064.391	$ 21.68	44,756
Qualified V	2,281.098	18.94	43,204
Qualified VI	5,305,707.287	18.80	99,747,297
Qualified VIII	6,342.545	19.18	121,650
Qualified X (1.15)	41,742.985	21.24	886,621
Qualified X (1.25)	503,621.083	21.06	10,606,260
Qualified XII (0.05)	21,202.674	19.45	412,392
Qualified XII (0.15)	690.646	10.37	7,162
Qualified XII (0.15)	32,149.180	10.37	333,387
Qualified XII (0.25)	317,265.477	12.05	3,823,049
Qualified XII (0.35)	71,721.017	11.99	859,935
Qualified XII (0.40)	134,384.641	18.23	2,449,832
Qualified XII (0.45)	83,327.433	11.92	993,263
Qualified XII (0.55)	59,254.093	11.85	702,161
Qualified XII (0.60)	254,412.267	11.82	3,007,153
Qualified XII (0.65)	47,932.824	11.79	565,128
Qualified XII (0.70)	215,590.893	11.75	2,533,193
Qualified XII (0.75)	331,183.362	11.72	3,881,469
Qualified XII (0.80)	1,253,252.525	12.87	16,129,360
Qualified XII (0.85)	318,275.294	17.85	5,681,214

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING T. Rowe Price Growth Equity (continued)
Qualified XII (0.90)	30,895.817	$ 12.43	$ 384,035
Qualified XII (0.95)	380,043.115	17.72	6,734,364
Qualified XII (1.00)	1,232,989.292	17.65	21,762,261
Qualified XII (1.05)	121,621.673	17.58	2,138,109
Qualified XII (1.10)	63,305.593	17.52	1,109,114
Qualified XII (1.15)	23,142.235	17.45	403,832
Qualified XII (1.20)	45,410.242	17.38	789,230
Qualified XII (1.25)	28,394.631	17.32	491,795
Qualified XII (1.30)	5,378.725	17.25	92,783
Qualified XII (1.35)	2,783.178	17.18	47,815
Qualified XII (1.40)	19,592.582	17.12	335,425
Qualified XII (1.45)	357.067	17.05	6,088
Qualified XII (1.50)	1,848.146	16.99	31,400
Qualified XV	15,550.209	19.20	298,564
Qualified XVI	111,932.089	18.48	2,068,505
Qualified XVII	24,998.085	18.80	469,964
Qualified XVIII	20,290.313	21.06	427,314
Qualified XXI	48,392.033	19.33	935,418
Qualified XXII	51.363	19.45	999
Qualified XXIV	113,726.678	17.73	2,016,374
Qualified XXV	55,851.728	19.10	1,066,768
Qualified XXVI	25,227.091	19.01	479,567
Qualified XXVII	1,670,473.330	21.86	36,516,547
Qualified XXVIII	671,146.168	21.79	14,624,275
Qualified XXXI	1,660.692	13.00	21,589
Qualified XXXII	22,238.825	10.38	230,839
	13,739,702.615		$ 246,603,179

ING UBS Tactical Asset Allocation
Contracts in accumulation period:
Qualified VI	13,349.747	$ 29.59	$ 395,019
Qualified X (1.25)	28,571.099	9.55	272,854
Qualified XII (0.55)	378.762	30.04	11,378
Qualified XII (0.60)	743.367	30.00	22,301
Qualified XII (0.65)	26.894	29.97	806
Qualified XII (0.70)	149.399	29.94	4,473
Qualified XII (0.75)	88.532	29.91	2,648
Qualified XII (0.80)	239.893	29.88	7,168
Qualified XII (0.85)	361.260	29.84	10,780
Qualified XII (0.95)	223.942	29.78	6,669
Qualified XII (1.00)	1,984.975	29.75	59,053
Qualified XII (1.05)	206.023	29.72	6,123
Qualified XII (1.10)	17.621	29.68	523

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING UBS Tactical Asset Allocation (continued)
Qualified XII (1.15)	51.535	$ 29.65	$ 1,528
Qualified XII (1.20)	1,047.670	29.62	31,032
Qualified XII (1.25)	1,126.428	29.59	33,331
Qualified XII (1.40)	139.132	29.49	4,103
Qualified XII (1.50)	64.594	29.43	1,901
Qualified XVI	264.016	29.43	7,770
Qualified XXIV	150.386	29.83	4,486
Qualified XXV	853.995	29.91	25,543
Qualified XXVI	46.293	29.81	1,380
	50,085.563		$ 910,869

ING Van Kampen Comstock
Contracts in accumulation period:
NYSUT 457	302,672.173	$ 12.47	$ 3,774,322
Qualified VI	1,310,403.572	10.64	13,942,694
Qualified X (1.15)	14,877.299	10.66	158,592
Qualified X (1.25)	63,213.628	10.64	672,593
Qualified XII (0.15)	100.832	10.82	1,091
Qualified XII (0.55)	142.565	10.76	1,534
Qualified XII (0.60)	3,399.163	10.75	36,541
Qualified XII (0.65)	390.326	10.75	4,196
Qualified XII (0.70)	15,518.901	10.74	166,673
Qualified XII (0.75)	28,893.383	10.73	310,026
Qualified XII (0.80)	345,077.612	10.72	3,699,232
Qualified XII (0.85)	35,509.711	10.71	380,309
Qualified XII (0.90)	1,487.103	10.70	15,912
Qualified XII (0.95)	33,092.236	10.69	353,756
Qualified XII (1.00)	660,397.846	10.68	7,053,049
Qualified XII (1.05)	9,135.895	10.67	97,480
Qualified XII (1.10)	3,059.662	10.66	32,616
Qualified XII (1.15)	4,602.908	10.66	49,067
Qualified XII (1.20)	4,412.300	10.65	46,991
Qualified XII (1.25)	4,064.662	10.64	43,248
Qualified XII (1.30)	388.241	10.63	4,127
Qualified XII (1.35)	235.876	10.62	2,505
Qualified XII (1.40)	1,448.916	10.61	15,373
Qualified XII (1.45)	28.679	10.60	304
Qualified XII (1.50)	258.263	10.59	2,735
Qualified XV	3,989.897	10.69	42,652
Qualified XVI	9,550.236	10.59	101,137
Qualified XVII	4,429.229	10.64	47,127

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING Van Kampen Comstock (continued)
Qualified XVIII	6,116.667	$ 10.68	$ 65,326
Qualified XXI	750.840	10.72	8,049
Qualified XXIV	76,703.174	10.71	821,491
Qualified XXV	5,029.823	10.73	53,970
Qualified XXVI	682.617	10.70	7,304
Qualified XXXII	568.260	10.46	5,944
	2,950,632.495		$ 32,017,966

ING VP Strategic Allocation Balanced
Currently payable annuity contracts:			$ 57,623
Contracts in accumulation period:
Qualified V	28.800	$ 15.59	449
Qualified VI	1,738,315.126	15.80	27,465,379
Qualified X (1.15)	10,610.423	16.31	173,056
Qualified X (1.25)	216,638.775	16.17	3,503,049
Qualified XII (0.00)	10,328.910	10.55	108,970
Qualified XII (0.05)	20,028.257	16.35	327,462
Qualified XII (0.25)	89,555.195	10.78	965,405
Qualified XII (0.35)	5,919.403	10.72	63,456
Qualified XII (0.40)	184,581.426	14.86	2,742,880
Qualified XII (0.45)	10,544.184	10.66	112,401
Qualified XII (0.55)	3,979.717	10.60	42,185
Qualified XII (0.60)	12,588.363	10.57	133,059
Qualified XII (0.65)	102,180.361	10.54	1,076,981
Qualified XII (0.70)	81,971.361	10.51	861,519
Qualified XII (0.75)	164,824.237	10.48	1,727,358
Qualified XII (0.80)	194,851.542	11.02	2,147,264
Qualified XII (0.85)	114,704.807	14.56	1,670,102
Qualified XII (0.90)	525.046	10.82	5,681
Qualified XII (0.95)	78,120.692	14.45	1,128,844
Qualified XII (1.00)	256,283.461	14.39	3,687,919
Qualified XII (1.05)	78,983.612	14.34	1,132,625
Qualified XII (1.10)	75,674.790	14.28	1,080,636
Qualified XII (1.15)	17,205.552	14.23	244,835
Qualified XII (1.20)	327,870.572	14.17	4,645,926
Qualified XII (1.25)	21,896.884	14.12	309,184
Qualified XII (1.30)	4,870.149	14.07	68,523
Qualified XII (1.35)	32.120	14.01	450
Qualified XII (1.40)	25,054.943	13.96	349,767
Qualified XII (1.45)	197.986	13.90	2,752
Qualified XII (1.50)	6,057.040	13.85	83,890
Qualified XV	2,794.424	16.14	45,102

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Balanced (continued)
Qualified XVI	35,932.433	$ 15.54	$ 558,390
Qualified XVII	10,241.559	16.17	165,606
Qualified XVIII	11,545.076	16.55	191,071
Qualified XXI	6,848.000	16.25	111,280
Qualified XXII	508.930	16.35	8,321
Qualified XXIV	7,691.079	14.46	111,213
Qualified XXV	6,373.049	16.14	102,861
Qualified XXVII	49,779.912	15.93	792,994
Qualified XXVIII	24,329.975	15.88	386,360
Qualified XXXII	5,152.734	10.24	52,764
	4,015,620.905		$ 58,445,592

ING VP Strategic Allocation Growth
Contracts in accumulation period:
Qualified III	321.517	$ 16.08	$ 5,170
Qualified VI	2,208,844.217	16.08	35,518,215
Qualified VIII	8.588	16.07	138
Qualified X (1.15)	30,633.453	16.68	510,966
Qualified X (1.25)	268,308.283	16.54	4,437,819
Qualified XII (0.00)	74.374	10.38	772
Qualified XII (0.00)	5,789.884	10.38	60,099
Qualified XII (0.05)	4,907.272	16.64	81,657
Qualified XII (0.25)	150,984.615	10.14	1,530,984
Qualified XII (0.35)	8,961.249	10.09	90,419
Qualified XII (0.40)	66,223.454	14.88	985,405
Qualified XII (0.45)	16,183.350	10.03	162,319
Qualified XII (0.55)	2,413.641	9.97	24,064
Qualified XII (0.60)	5,823.340	9.94	57,884
Qualified XII (0.65)	281,342.540	9.92	2,790,918
Qualified XII (0.70)	115,950.657	9.89	1,146,752
Qualified XII (0.75)	220,663.996	9.86	2,175,747
Qualified XII (0.80)	214,052.581	10.46	2,238,990
Qualified XII (0.85)	186,384.352	14.57	2,715,620
Qualified XII (0.90)	3,044.780	10.25	31,209
Qualified XII (0.95)	87,531.812	14.46	1,265,710
Qualified XII (1.00)	514,283.900	14.41	7,410,831
Qualified XII (1.05)	92,837.700	14.35	1,332,221
Qualified XII (1.10)	51,467.063	14.30	735,979
Qualified XII (1.15)	22,300.562	14.24	317,560
Qualified XII (1.20)	54,980.902	14.19	780,179
Qualified XII (1.25)	14,992.569	14.13	211,845
Qualified XII (1.30)	5,547.230	14.08	78,105
Qualified XII (1.35)	227.156	14.03	3,187

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Growth (continued)
Qualified XII (1.40)	11,676.593	$ 13.97	$ 163,122
Qualified XII (1.45)	929.167	13.92	12,934
Qualified XII (1.50)	9,371.089	13.87	129,977
Qualified XV	3,718.088	16.42	61,051
Qualified XVI	40,615.750	15.81	642,135
Qualified XVII	682.918	16.45	11,234
Qualified XVIII	4,743.913	16.92	80,267
Qualified XXI	10,039.722	16.54	166,057
Qualified XXII	1,445.854	16.64	24,059
Qualified XXIV	23,106.220	14.47	334,347
Qualified XXV	12,205.055	16.42	200,407
Qualified XXVI	494.247	16.34	8,076
Qualified XXVII	54,494.263	16.21	883,352
Qualified XXVIII	19,709.653	16.16	318,508
Qualified XXXII	9,415.907	10.31	97,078
	4,837,733.476		$ 69,833,368

ING VP Strategic Allocation Income
Currently payable annuity contracts:			$ 139,330
Contracts in accumulation period:
Qualified III	1,111.418	$ 15.94	17,716
Qualified VI	902,309.912	15.94	14,382,820
Qualified X (1.15)	33,847.059	16.15	546,630
Qualified X (1.25)	210,476.265	16.01	3,369,725
Qualified XII (0.00)	555.307	10.74	5,964
Qualified XII (0.00)	6,490.503	10.74	69,708
Qualified XII (0.05)	31,344.546	16.50	517,185
Qualified XII (0.25)	29,897.892	11.86	354,589
Qualified XII (0.35)	10,641.356	11.80	125,568
Qualified XII (0.40)	59,349.380	15.31	908,639
Qualified XII (0.45)	11,018.841	11.73	129,251
Qualified XII (0.55)	12,106.855	11.67	141,287
Qualified XII (0.60)	6,035.082	11.63	70,188
Qualified XII (0.65)	5,924.224	11.60	68,721
Qualified XII (0.70)	54,390.925	11.57	629,303
Qualified XII (0.75)	50,090.035	11.54	578,039
Qualified XII (0.80)	145,136.882	11.93	1,731,483
Qualified XII (0.85)	67,736.933	15.00	1,016,054
Qualified XII (0.90)	2,464.122	11.79	29,052
Qualified XII (0.95)	44,191.734	14.88	657,573
Qualified XII (1.00)	276,553.001	14.83	4,101,281
Qualified XII (1.05)	38,276.912	14.77	565,350

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Strategic Allocation Income (continued)
Qualified XII (1.10)	28,751.121	$ 14.71	$ 422,929
Qualified XII (1.15)	8,613.165	14.66	126,269
Qualified XII (1.20)	20,710.822	14.60	302,378
Qualified XII (1.25)	8,080.000	14.55	117,564
Qualified XII (1.30)	2,875.707	14.49	41,669
Qualified XII (1.35)	137.119	14.44	1,980
Qualified XII (1.40)	7,472.253	14.38	107,451
Qualified XII (1.45)	101.675	14.33	1,457
Qualified XII (1.50)	1,230.974	14.27	17,566
Qualified XV	530.817	16.29	8,647
Qualified XVI	18,307.015	15.68	287,054
Qualified XVII	16,709.436	16.32	272,698
Qualified XVIII	35,085.296	16.39	575,048
Qualified XXI	4,511.098	16.40	73,982
Qualified XXIV	3,842.310	14.89	57,212
Qualified XXV	7,298.895	16.28	118,826
Qualified XXVI	498.518	16.20	8,076
Qualified XXVII	49,924.503	16.08	802,786
Qualified XXVIII	16,714.847	16.03	267,939
Qualified XXXII	6,893.713	10.18	70,178
	2,238,238.468		$ 33,837,165

ING VP Growth and Income
Currently payable annuity contracts:			$ 168,095,249
Contracts in accumulation period:
Qualified I	57,848.585	$ 245.51	14,202,406
Qualified III	294.840	186.23	54,908
Qualified IX	8,965.563	18.12	162,456
Qualified V	696.493	18.82	13,108
Qualified VI	55,129,399.580	19.02	1,048,561,180
Qualified VII	4,716,596.274	17.98	84,804,401
Qualified VIII	52,589.632	17.65	928,207
Qualified X (1.15)	443,340.240	19.21	8,516,566
Qualified X (1.25)	8,911,586.225	19.02	169,498,370
Qualified XII (0.00)	534,159.447	9.05	4,834,143
Qualified XII (0.05)	310,107.063	19.68	6,102,907
Qualified XII (0.25)	3,821,284.321	8.10	30,952,403
Qualified XII (0.35)	684,493.913	8.05	5,510,176
Qualified XII (0.40)	185,234.743	13.24	2,452,508
Qualified XII (0.45)	463,259.176	8.01	3,710,706
Qualified XII (0.55)	655,875.000	7.96	5,220,765
Qualified XII (0.60)	2,670,005.920	7.94	21,199,847
Qualified XII (0.65)	322,235.607	7.92	2,552,106

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth and Income (continued)
Qualified XII (0.70)	1,655,663.244	$ 7.89	$ 13,063,183
Qualified XII (0.75)	2,493,571.665	7.87	19,624,409
Qualified XII (0.80)	7,714,135.888	8.61	66,418,710
Qualified XII (0.85)	4,448,546.877	12.97	57,697,653
Qualified XII (0.90)	208,104.442	8.33	1,733,510
Qualified XII (0.95)	2,504,148.873	12.87	32,228,396
Qualified XII (1.00)	11,175,836.505	12.82	143,274,224
Qualified XII (1.05)	440,192.639	12.77	5,621,260
Qualified XII (1.10)	290,138.571	12.73	3,693,464
Qualified XII (1.15)	268,967.902	12.68	3,410,513
Qualified XII (1.20)	240,746.714	12.63	3,040,631
Qualified XII (1.25)	102,355.008	12.58	1,287,626
Qualified XII (1.30)	10,758.899	12.53	134,809
Qualified XII (1.35)	8,525.461	12.49	106,483
Qualified XII (1.40)	40,201.206	12.44	500,103
Qualified XII (1.45)	120.743	12.39	1,496
Qualified XII (1.50)	15,852.918	12.34	195,625
Qualified XIX	21,163.867	249.58	5,282,078
Qualified XV	428,543.615	19.42	8,322,317
Qualified XVI	863,597.272	18.70	16,149,269
Qualified XVII	2,901,192.758	19.33	56,080,056
Qualified XVIII	3,034,797.465	19.33	58,662,635
Qualified XX	70,610.216	189.32	13,367,926
Qualified XXI	286,831.237	19.56	5,610,419
Qualified XXII	894.459	19.67	17,594
Qualified XXIV	1,122,704.658	12.88	14,460,436
Qualified XXIX	1,712.415	186.23	318,903
Qualified XXV	555,079.454	19.42	10,779,643
Qualified XXVI	76,221.107	19.33	1,473,354
Qualified XXVII	907,961.903	187.76	170,478,927
Qualified XXVIII	15,106.443	187.17	2,827,473
Qualified XXX	47,536.245	184.80	8,784,698
Qualified XXXII	855,351.052	10.46	8,946,972
	121,775,144.343		$ 2,310,967,207

ING GET U.S. Core - Series 1
Contracts in accumulation period:
Qualified XXVII	231,301.945	$ 10.28	$ 2,377,784
	231,301.945		$ 2,377,784

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING GET U.S. Core - Series 2
Contracts in accumulation period:
Qualified V	1,392.722	$ 10.03	$ 13,969
Qualified VI	319,283.167	10.04	3,205,603
Qualified XII (0.80)	452,117.015	10.05	4,543,776
Qualified XII (1.00)	985,723.606	10.04	9,896,665
Qualified XII (1.25)	200.598	10.03	2,012
Qualified XVII	15,326.892	10.04	153,882
Qualified XXVII	64,205.578	10.04	644,624
Qualified XXVIII	216,983.167	10.04	2,178,511
	2,055,232.745		$ 20,639,042

ING GET U.S. Core - Series 3
Contracts in accumulation period:
Qualified VI	6,375.200	$ 10.00	$ 63,752
Qualified X (1.25)	6,428.600	10.00	64,286
Qualified XII (0.80)	2,827.427	9.99	28,246
Qualified XXVII	3,607.600	10.00	36,076
Qualified XXVIII	1,435.000	10.00	14,350
	20,673.827		$ 206,710

ING VP Technology
Contracts in accumulation period:
Qualified V	2,220.435	$ 3.67	$ 8,149
Qualified VI	5,560,963.521	3.70	20,575,565
Qualified VIII	1,749.322	3.69	6,455
Qualified X (1.15)	79,810.242	3.71	296,096
Qualified X (1.25)	340,052.433	3.70	1,258,194
Qualified XII (0.00)	25,361.921	9.06	229,779
Qualified XII (0.05)	161,993.650	3.78	612,336
Qualified XII (0.25)	265,668.407	3.83	1,017,510
Qualified XII (0.35)	57,346.598	3.82	219,064
Qualified XII (0.55)	76,442.479	3.79	289,717
Qualified XII (0.60)	245,025.660	3.78	926,197
Qualified XII (0.65)	11,821.694	3.78	44,686
Qualified XII (0.70)	97,529.177	3.77	367,685
Qualified XII (0.75)	150,698.403	3.76	566,626
Qualified XII (0.80)	1,424,607.715	3.76	5,356,525
Qualified XII (0.85)	262,849.333	3.75	985,685
Qualified XII (0.90)	17,133.421	3.74	64,079
Qualified XII (0.95)	413,690.910	3.74	1,547,204
Qualified XII (1.00)	1,703,627.882	3.73	6,354,532
Qualified XII (1.05)	52,892.742	3.72	196,761
Qualified XII (1.10)	47,125.336	3.71	174,835

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Technology (continued)
Qualified XII (1.15)	22,386.252	$ 3.71	$ 83,053
Qualified XII (1.20)	84,296.756	3.70	311,898
Qualified XII (1.25)	50,843.090	3.69	187,611
Qualified XII (1.30)	132.520	3.69	489
Qualified XII (1.35)	7,675.815	3.68	28,247
Qualified XII (1.40)	20,643.052	3.67	75,760
Qualified XII (1.50)	4,834.427	3.66	17,694
Qualified XV	20,959.091	3.74	78,387
Qualified XVI	62,907.922	3.66	230,243
Qualified XVII	13,255.228	3.73	49,442
Qualified XVIII	8,959.249	3.73	33,418
Qualified XXI	139,563.033	3.76	524,757
Qualified XXIV	179,377.599	3.75	672,666
Qualified XXV	113,616.710	3.77	428,335
Qualified XXVI	16,269.681	3.76	61,174
Qualified XXVII	915,252.745	3.64	3,331,520
Qualified XXXII	8,037.914	10.26	82,469
	12,667,622.365		$ 47,294,843

ING VP Growth
Currently payable annuity contracts:			$ 213,823
Contracts in accumulation period:
Qualified III	1,222.125	$ 10.26	12,539
Qualified VI	3,045,564.175	13.51	41,145,572
Qualified VIII	1,591.111	13.50	21,480
Qualified X (1.15)	29,689.191	13.60	403,773
Qualified X (1.25)	371,563.657	13.51	5,019,825
Qualified XII (0.00)	47,094.463	8.85	416,786
Qualified XII (0.05)	30,112.670	13.97	420,674
Qualified XII (0.25)	129,316.027	9.11	1,178,069
Qualified XII (0.35)	81,287.417	9.06	736,464
Qualified XII (0.40)	277,097.249	14.18	3,929,239
Qualified XII (0.45)	125,309.555	9.00	1,127,786
Qualified XII (0.55)	16,868.044	8.95	150,969
Qualified XII (0.60)	55,609.630	8.93	496,594
Qualified XII (0.65)	24,604.606	8.90	218,981
Qualified XII (0.70)	226,515.540	8.88	2,011,458
Qualified XII (0.75)	383,607.571	8.85	3,394,927
Qualified XII (0.80)	843,691.542	10.05	8,479,100
Qualified XII (0.85)	133,977.809	13.88	1,859,612
Qualified XII (0.90)	22,925.283	9.73	223,063

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth (continued)
Qualified XII (0.95)	155,150.689	$ 13.79	$ 2,139,528
Qualified XII (1.00)	973,610.262	13.74	13,377,405
Qualified XII (1.05)	88,043.390	13.69	1,205,314
Qualified XII (1.10)	27,282.930	13.65	372,412
Qualified XII (1.15)	27,923.750	13.60	379,763
Qualified XII (1.20)	34,155.867	13.55	462,812
Qualified XII (1.25)	27,790.377	13.51	375,448
Qualified XII (1.30)	8,072.288	13.46	108,653
Qualified XII (1.35)	1,336.066	13.42	17,930
Qualified XII (1.40)	13,147.345	13.37	175,780
Qualified XII (1.45)	1,401.275	13.33	18,679
Qualified XII (1.50)	6,483.284	13.28	86,098
Qualified XV	6,513.633	13.79	89,823
Qualified XVI	55,705.497	13.28	739,769
Qualified XVII	31,187.343	13.51	421,341
Qualified XVIII	42,086.759	13.82	581,639
Qualified XXI	32,605.332	13.88	452,562
Qualified XXIV	75,902.029	13.80	1,047,448
Qualified XXV	65,888.405	13.80	909,260
Qualified XXVI	18,941.515	13.73	260,067
Qualified XXVII	222,349.605	5.06	1,125,089
Qualified XXXII	15,889.061	10.33	164,134
	7,779,114.367		$ 95,971,688

ING VP Index Plus LargeCap
Currently payable annuity contracts:			$ 1,772,364
Contracts in accumulation period:
Qualified V	232.300	$ 16.78	3,898
Qualified VI	12,437,634.865	16.98	211,191,040
Qualified VIII	4,142.782	16.97	70,303
Qualified X (1.15)	134,887.661	17.10	2,306,579
Qualified X (1.25)	1,129,974.323	16.98	19,186,964
Qualified XII (0.00)	2,835.832	9.74	27,621
Qualified XII (0.00)	82,914.476	9.74	807,587
Qualified XII (0.05)	399,918.270	17.57	7,026,564
Qualified XII (0.25)	606,047.026	10.76	6,521,066
Qualified XII (0.35)	97,591.589	10.70	1,044,230
Qualified XII (0.40)	401,590.868	17.85	7,168,397
Qualified XII (0.45)	401,289.380	10.64	4,269,719
Qualified XII (0.55)	239,180.152	10.58	2,530,526

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus LargeCap (continued)
Qualified XII (0.60)	270,329.858	$ 10.55	$ 2,851,980
Qualified XII (0.65)	62,412.155	10.53	657,200
Qualified XII (0.70)	261,291.048	10.50	2,743,556
Qualified XII (0.75)	868,786.150	10.47	9,096,191
Qualified XII (0.80)	3,475,310.997	11.64	40,452,620
Qualified XII (0.85)	821,901.487	17.48	14,366,838
Qualified XII (0.90)	64,084.862	11.23	719,673
Qualified XII (0.95)	676,178.040	17.35	11,731,689
Qualified XII (1.00)	4,324,533.950	17.29	74,771,192
Qualified XII (1.05)	239,182.588	17.23	4,121,116
Qualified XII (1.10)	160,364.473	17.17	2,753,458
Qualified XII (1.15)	65,867.134	17.10	1,126,328
Qualified XII (1.20)	78,790.082	17.04	1,342,583
Qualified XII (1.25)	90,606.478	16.98	1,538,498
Qualified XII (1.30)	16,185.875	16.92	273,865
Qualified XII (1.35)	7,272.835	16.86	122,620
Qualified XII (1.40)	63,683.979	16.79	1,069,254
Qualified XII (1.45)	533.891	16.73	8,932
Qualified XII (1.50)	12,701.499	16.67	211,734
Qualified XIV	2,235.512	16.98	37,959
Qualified XV	42,075.087	17.34	729,582
Qualified XVI	186,465.449	16.70	3,113,973
Qualified XVII	70,965.828	17.09	1,212,806
Qualified XVIII	75,021.013	17.37	1,303,115
Qualified XXI	120,968.614	17.46	2,112,112
Qualified XXIV	111,794.358	17.37	1,941,868
Qualified XXV	120,188.062	17.34	2,084,061
Qualified XXVI	22,931.924	17.26	395,805
Qualified XXVII	2,418,495.269	17.12	41,404,639
Qualified XXVIII	844,513.717	17.06	14,407,404
Qualified XXXII	76,298.362	10.38	791,977
	31,590,210.100		$ 503,421,486

ING VP Index Plus MidCap
Contracts in accumulation period:
Qualified III	382.283	$ 16.99	$ 6,495
Qualified V	593.511	16.18	9,603
Qualified VI	5,001,907.353	16.32	81,631,128

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus MidCap (continued)
Qualified VIII	3,172.304	$ 16.32	$ 51,772
Qualified X (1.15)	44,161.876	16.42	725,138
Qualified X (1.25)	435,317.157	16.32	7,104,376
Qualified XII (0.00)	154.422	11.76	1,816
Qualified XII (0.05)	188,383.066	16.83	3,170,487
Qualified XII (0.15)	46,147.498	11.79	544,079
Qualified XII (0.25)	146,203.450	17.68	2,584,877
Qualified XII (0.35)	84,568.772	17.58	1,486,719
Qualified XII (0.40)	98,071.311	17.08	1,675,058
Qualified XII (0.45)	152,269.279	17.48	2,661,667
Qualified XII (0.55)	81,313.176	17.38	1,413,223
Qualified XII (0.60)	302,362.262	17.33	5,239,938
Qualified XII (0.65)	59,841.956	17.28	1,034,069
Qualified XII (0.70)	139,627.858	17.23	2,405,788
Qualified XII (0.75)	200,049.098	17.19	3,438,844
Qualified XII (0.80)	1,703,943.881	16.75	28,541,060
Qualified XII (0.85)	340,100.778	16.70	5,679,683
Qualified XII (0.90)	16,410.631	16.65	273,237
Qualified XII (0.95)	334,281.927	16.60	5,549,080
Qualified XII (1.00)	1,475,862.017	16.56	24,440,275
Qualified XII (1.05)	131,115.869	16.51	2,164,723
Qualified XII (1.10)	91,228.311	16.46	1,501,618
Qualified XII (1.15)	27,867.113	16.42	457,578
Qualified XII (1.20)	57,702.993	16.37	944,598
Qualified XII (1.25)	64,629.350	16.32	1,054,751
Qualified XII (1.30)	12,239.067	16.28	199,252
Qualified XII (1.35)	4,942.021	16.23	80,209
Qualified XII (1.40)	40,269.159	16.18	651,555
Qualified XII (1.45)	542.379	16.14	8,754
Qualified XII (1.50)	7,102.859	16.09	114,285
Qualified XV	19,607.952	16.60	325,492
Qualified XVI	87,242.635	16.09	1,403,734
Qualified XVII	16,748.223	16.32	273,331
Qualified XVIII	22,748.407	16.32	371,254
Qualified XXI	47,855.682	16.72	800,147
Qualified XXIV	144,459.892	16.63	2,402,368
Qualified XXV	82,713.917	16.67	1,378,841
Qualified XXVI	21,076.552	16.59	349,660
Qualified XXVII	1,232,142.265	17.13	21,106,597
Qualified XXVIII	1,075,119.555	17.08	18,363,042
Qualified XXXII	13,867.682	10.18	141,173
	14,056,347.749		$ 233,761,374

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap
Contracts in accumulation period:
Qualified III	404.818	$ 12.66	$ 5,125
Qualified VI	2,650,449.959	12.19	32,308,985
Qualified VIII	814.520	12.19	9,929
Qualified X (1.15)	39,667.292	12.26	486,321
Qualified X (1.25)	219,909.023	12.19	2,680,691
Qualified XII (0.00)	108.354	12.09	1,310
Qualified XII (0.00)	10,442.184	12.09	126,246
Qualified XII (0.05)	157,126.651	12.57	1,975,082
Qualified XII (0.25)	86,954.546	13.42	1,166,930
Qualified XII (0.35)	47,520.914	13.34	633,929
Qualified XII (0.45)	55,774.227	13.27	740,124
Qualified XII (0.55)	30,179.015	13.20	398,363
Qualified XII (0.60)	145,109.498	13.16	1,909,641
Qualified XII (0.65)	27,776.982	13.12	364,434
Qualified XII (0.70)	61,910.933	13.08	809,795
Qualified XII (0.75)	133,343.908	13.05	1,740,138
Qualified XII (0.80)	694,475.379	12.51	8,687,887
Qualified XII (0.85)	194,812.991	12.47	2,429,318
Qualified XII (0.90)	7,681.753	12.44	95,561
Qualified XII (0.95)	191,912.016	12.40	2,379,709
Qualified XII (1.00)	729,175.182	12.37	9,019,897
Qualified XII (1.05)	36,243.309	12.33	446,880
Qualified XII (1.10)	24,474.960	12.30	301,042
Qualified XII (1.15)	18,737.684	12.26	229,724
Qualified XII (1.20)	15,699.510	12.23	192,005
Qualified XII (1.25)	41,584.824	12.19	506,919
Qualified XII (1.30)	389.885	12.16	4,741
Qualified XII (1.35)	2,682.673	12.12	32,514
Qualified XII (1.40)	21,695.037	12.09	262,293
Qualified XII (1.45)	217.179	12.05	2,617
Qualified XII (1.50)	5,706.073	12.02	68,587
Qualified XV	11,491.855	12.40	142,499
Qualified XVI	51,117.388	12.02	614,431
Qualified XVII	12,551.354	12.19	153,001
Qualified XVIII	37,252.830	12.19	454,112
Qualified XXI	18,770.136	12.49	234,439
Qualified XXIV	61,797.021	12.42	767,519
Qualified XXV	38,562.490	12.45	480,103
Qualified XXVI	10,241.404	12.39	126,891

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Index Plus SmallCap (continued)
Qualified XXVII	810,650.039	$ 12.77	$ 10,352,001
Qualified XXVIII	821,680.833	12.73	10,459,997
Qualified XXXII	12,695.196	10.20	129,491
	7,539,791.825		$ 93,931,221

ING VP International Equity
Currently payable annuity contracts:			$ 66,051
Contracts in accumulation period:
Qualified VI	670,636.073	$ 8.15	5,465,684
Qualified VIII	13.006	8.15	106
Qualified X (1.15)	1,072.683	8.20	8,796
Qualified X (1.25)	88,586.013	8.15	721,976
Qualified XII (0.05)	2,477.262	8.40	20,809
Qualified XII (0.15)	1,743.592	9.52	16,599
Qualified XII (0.25)	20,866.469	8.41	175,487
Qualified XII (0.35)	9,839.952	8.36	82,262
Qualified XII (0.40)	83,086.987	8.53	708,732
Qualified XII (0.45)	25,807.461	8.31	214,460
Qualified XII (0.55)	2,237.122	8.27	18,501
Qualified XII (0.60)	23,258.495	8.24	191,650
Qualified XII (0.65)	3,407.786	8.22	28,012
Qualified XII (0.70)	50,983.049	8.20	418,061
Qualified XII (0.75)	40,123.868	8.17	327,812
Qualified XII (0.80)	60,408.134	8.36	505,012
Qualified XII (0.85)	45,890.887	8.34	382,730
Qualified XII (0.90)	2,064.303	8.32	17,175
Qualified XII (0.95)	40,438.962	8.29	335,239
Qualified XII (1.00)	136,591.778	8.27	1,129,614
Qualified XII (1.05)	5,882.281	8.24	48,470
Qualified XII (1.10)	9,763.017	8.22	80,252
Qualified XII (1.15)	5,251.585	8.20	43,063
Qualified XII (1.20)	5,978.335	8.17	48,843
Qualified XII (1.25)	10,368.221	8.15	84,501
Qualified XII (1.35)	621.455	8.11	5,040
Qualified XII (1.40)	5,217.574	8.08	42,158
Qualified XII (1.50)	2,052.363	8.04	16,501
Qualified XV	1,628.709	8.29	13,502
Qualified XVI	11,564.552	8.04	92,979
Qualified XVIII	19,835.215	8.15	161,657
Qualified XXI	5,207.665	8.35	43,484
Qualified XXIV	18,616.847	8.31	154,706

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Equity (continued)
Qualified XXV	10,559.064	$ 8.33	$ 87,957
Qualified XXVI	1,197.947	8.28	9,919
Qualified XXVII	27,704.664	5.79	160,410
Qualified XXXII	466.350	10.52	4,906
	1,451,449.726		$ 11,933,116

ING VP Small Company
Currently payable annuity contracts:			$ 309,406
Contracts in accumulation period:
Qualified III	106.537	$ 14.38	1,532
Qualified V	415.396	19.42	8,067
Qualified VI	3,063,779.063	19.63	60,141,983
Qualified VIII	975.484	19.62	19,139
Qualified X (1.15)	46,260.375	19.76	914,105
Qualified X (1.25)	340,139.939	19.63	6,676,947
Qualified XII (0.00)	57.847	10.96	634
Qualified XII (0.00)	29,691.971	10.96	325,424
Qualified XII (0.05)	40,715.862	20.30	826,532
Qualified XII (0.25)	109,169.446	13.91	1,518,547
Qualified XII (0.35)	65,948.879	13.83	912,073
Qualified XII (0.40)	196,624.417	20.60	4,050,463
Qualified XII (0.45)	101,741.236	13.75	1,398,942
Qualified XII (0.55)	54,596.489	13.67	746,334
Qualified XII (0.60)	199,373.240	13.64	2,719,451
Qualified XII (0.65)	28,665.956	13.60	389,857
Qualified XII (0.70)	124,414.971	13.56	1,687,067
Qualified XII (0.75)	389,816.420	13.52	5,270,318
Qualified XII (0.80)	2,251,555.563	14.38	32,377,369
Qualified XII (0.85)	230,419.940	20.16	4,645,266
Qualified XII (0.90)	26,388.881	13.94	367,861
Qualified XII (0.95)	185,488.267	20.03	3,715,330
Qualified XII (1.00)	1,108,004.159	19.96	22,115,763
Qualified XII (1.05)	56,456.712	19.89	1,122,924
Qualified XII (1.10)	46,692.940	19.83	925,921
Qualified XII (1.15)	16,987.095	19.76	335,665
Qualified XII (1.20)	45,397.258	19.69	893,872
Qualified XII (1.25)	36,392.715	19.63	714,389
Qualified XII (1.30)	7,535.379	19.56	147,392
Qualified XII (1.35)	813.385	19.50	15,861
Qualified XII (1.40)	22,131.344	19.43	430,012
Qualified XII (1.45)	1,116.727	19.37	21,631
Qualified XII (1.50)	6,127.980	19.30	118,270

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Small Company (continued)
Qualified XV	9,137.144	$ 20.03	$ 183,017
Qualified XVI	63,826.218	19.30	1,231,846
Qualified XVII	10,493.785	19.63	205,993
Qualified XVIII	20,559.661	20.08	412,838
Qualified XXI	26,384.978	20.17	532,185
Qualified XXIV	94,805.336	20.05	1,900,847
Qualified XXV	38,272.469	20.05	767,363
Qualified XXVI	12,997.443	19.95	259,299
Qualified XXVII	585,453.751	9.73	5,696,465
Qualified XXVIII	18,757.143	10.36	194,324
Qualified XXXII	17,978.627	10.20	183,382
	9,732,668.428		$ 167,431,906

ING VP Value Opportunity
Contracts in accumulation period:
Qualified III	186.699	$ 12.48	$ 2,330
Qualified V	10,405.620	16.37	170,340
Qualified VI	2,194,150.846	16.54	36,291,255
Qualified VIII	638.718	16.53	10,558
Qualified X (1.15)	48,720.648	16.66	811,686
Qualified X (1.25)	216,750.726	16.54	3,585,057
Qualified XII (0.00)	3.164	8.85	28
Qualified XII (0.00)	25,070.508	8.85	221,874
Qualified XII (0.05)	4,074.343	17.11	69,712
Qualified XII (0.25)	145,861.505	11.56	1,686,159
Qualified XII (0.35)	54,864.926	11.49	630,398
Qualified XII (0.45)	23,686.439	11.43	270,736
Qualified XII (0.55)	176,454.929	11.36	2,004,528
Qualified XII (0.60)	168,525.419	11.33	1,909,393
Qualified XII (0.65)	19,360.974	11.30	218,779
Qualified XII (0.70)	208,236.912	11.27	2,346,830
Qualified XII (0.75)	254,954.270	11.24	2,865,686
Qualified XII (0.80)	902,500.486	12.34	11,136,856
Qualified XII (0.85)	175,630.547	16.99	2,983,963
Qualified XII (0.90)	21,322.591	12.04	256,724
Qualified XII (0.95)	183,354.503	16.88	3,095,024
Qualified XII (1.00)	2,184,378.240	16.82	36,741,242
Qualified XII (1.05)	44,764.818	16.77	750,706
Qualified XII (1.10)	29,574.686	16.71	494,193
Qualified XII (1.15)	15,334.574	16.66	255,474

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Value Opportunity (continued)
Qualified XII (1.20)	36,246.747	$ 16.60	$ 601,696
Qualified XII (1.25)	31,378.174	16.54	518,995
Qualified XII (1.30)	6,566.162	16.49	108,276
Qualified XII (1.35)	1,852.708	16.43	30,440
Qualified XII (1.40)	19,926.557	16.38	326,397
Qualified XII (1.45)	219.914	16.32	3,589
Qualified XII (1.50)	3,257.652	16.27	53,002
Qualified XV	2,779.680	16.88	46,921
Qualified XVI	35,769.023	16.27	581,962
Qualified XVII	13,046.131	16.54	215,783
Qualified XVIII	9,461.016	16.93	160,175
Qualified XXI	24,441.824	17.00	415,511
Qualified XXIV	45,411.894	16.90	767,461
Qualified XXV	28,633.432	16.90	483,905
Qualified XXVI	7,176.740	16.81	120,641
Qualified XXVII	921,088.633	12.58	11,587,295
Qualified XXVIII	657,440.909	12.54	8,244,309
Qualified XXXII	9,635.351	10.41	100,304
	8,963,139.638		$ 133,176,193

ING VP Growth Opportunities
Contracts in accumulation period:
Qualified VI	82,475.095	$ 7.91	$ 652,378
Qualified X (1.25)	21,003.035	7.91	166,134
Qualified XII (0.55)	6,140.049	8.04	49,366
Qualified XII (0.60)	191.532	8.03	1,538
Qualified XII (0.65)	353.616	8.02	2,836
Qualified XII (0.70)	493.883	8.01	3,956
Qualified XII (0.75)	1,241.625	8.00	9,933
Qualified XII (0.80)	4,065.125	8.00	32,521
Qualified XII (0.85)	2,120.901	7.99	16,946
Qualified XII (0.90)	183.834	7.98	1,467
Qualified XII (0.95)	4,662.609	7.97	37,161
Qualified XII (1.00)	22,491.332	7.96	179,031
Qualified XII (1.05)	1,654.717	7.95	13,155
Qualified XII (1.10)	3,815.869	7.94	30,298
Qualified XII (1.15)	313.871	7.93	2,489
Qualified XII (1.20)	39.520	7.92	313
Qualified XII (1.25)	317.952	7.91	2,515
Qualified XII (1.40)	715.736	7.88	5,640
Qualified XVI	1,741.221	7.86	13,686

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP Growth Opportunities (continued)
Qualified XVIII	104.425	$ 7.91	$ 826
Qualified XXI	137.875	8.00	1,103
Qualified XXIV	5,175.814	7.98	41,303
Qualified XXV	4,011.596	8.02	32,173
Qualified XXVI	61.027	7.98	487
	163,512.259		$ 1,297,255

ING VP International Value
Contracts in accumulation period:
Qualified V	7,436.801	$ 10.19	$ 75,781
Qualified VI	588,086.315	10.23	6,016,123
Qualified X (1.15)	6,971.443	10.26	71,527
Qualified X (1.25)	63,811.926	10.23	652,796
Qualified XII (0.15)	1,627.202	10.33	16,809
Qualified XII (0.40)	44,119.139	10.45	461,045
Qualified XII (0.45)	3,791.762	10.44	39,586
Qualified XII (0.55)	22,632.469	10.41	235,604
Qualified XII (0.60)	240.673	10.40	2,503
Qualified XII (0.65)	11,680.829	10.38	121,247
Qualified XII (0.70)	7,979.846	10.37	82,751
Qualified XII (0.75)	94,157.046	10.36	975,467
Qualified XII (0.80)	283,717.585	10.35	2,936,477
Qualified XII (0.85)	42,155.470	10.33	435,466
Qualified XII (0.90)	1,723.643	10.32	17,788
Qualified XII (0.95)	50,504.656	10.31	520,703
Qualified XII (1.00)	1,757,394.272	10.30	18,101,161
Qualified XII (1.05)	3,820.914	10.28	39,279
Qualified XII (1.10)	4,739.727	10.27	48,677
Qualified XII (1.15)	6,533.626	10.26	67,035
Qualified XII (1.20)	1,308.780	10.25	13,415
Qualified XII (1.25)	6,811.535	10.23	69,682
Qualified XII (1.30)	432.290	10.22	4,418
Qualified XII (1.35)	170.127	10.21	1,737
Qualified XII (1.40)	1,188.235	10.20	12,120
Qualified XII (1.50)	1,100.590	10.17	11,193
Qualified XV	23,603.977	10.31	243,357
Qualified XVI	7,503.048	10.17	76,306
Qualified XVIII	7,515.249	10.23	76,881
Qualified XXI	1,045.507	10.35	10,821
Qualified XXIV	22,552.178	10.33	232,964
Qualified XXV	6,381.503	10.38	66,240

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP International Value (continued)
Qualified XXVI	175.000	$ 10.32	$ 1,806
Qualified XXVIII	74,233.043	11.47	851,453
Qualified XXXII	54.623	10.49	573
	3,157,201.029		$ 32,590,791

ING VP MagnaCap
Contracts in accumulation period:
Qualified VI	96,657.758	$ 8.83	$ 853,488
Qualified XII (0.60)	56.663	8.93	506
Qualified XII (0.65)	28.363	8.92	253
Qualified XII (0.75)	728.283	8.91	6,489
Qualified XII (0.80)	1,496.854	8.90	13,322
Qualified XII (0.85)	29,340.608	8.89	260,838
Qualified XII (0.90)	123.509	8.89	1,098
Qualified XII (0.95)	4,947.297	8.88	43,932
Qualified XII (1.00)	24,590.079	8.87	218,114
Qualified XII (1.05)	42.551	8.86	377
Qualified XII (1.10)	266.366	8.86	2,360
Qualified XII (1.15)	24.746	8.85	219
Qualified XII (1.20)	728.959	8.84	6,444
Qualified XII (1.25)	2,285.730	8.83	20,183
Qualified XII (1.35)	28.798	8.82	254
Qualified XII (1.40)	49.262	8.81	434
Qualified XII (1.50)	8.068	8.80	71
Qualified XXI	1,076.404	8.90	9,580
Qualified XXIV	13,397.413	8.89	119,103
Qualified XXV	1,526.540	8.93	13,632
Qualified XXVI	57.593	8.89	512
	177,461.844		$ 1,571,209

ING VP MidCap Opportunities
Contracts in accumulation period:
Qualified V	195.699	$ 9.30	$ 1,820
Qualified VI	214,875.991	9.33	2,004,793
Qualified X (1.15)	10,820.085	9.36	101,276
Qualified X (1.25)	27,408.681	9.33	255,723
Qualified XII (0.55)	8,674.842	9.50	82,411
Qualified XII (0.60)	3,293.671	9.48	31,224

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP MidCap Opportunities (continued)
Qualified XII (0.65)	100.739	$ 9.47	$ 954
Qualified XII (0.70)	2,201.691	9.46	20,828
Qualified XII (0.75)	2,103.915	9.45	19,882
Qualified XII (0.80)	61,505.296	9.44	580,610
Qualified XII (0.85)	9,976.140	9.43	94,075
Qualified XII (0.90)	338.045	9.41	3,181
Qualified XII (0.95)	14,925.957	9.40	140,304
Qualified XII (1.00)	61,161.448	9.39	574,306
Qualified XII (1.05)	2,910.448	9.38	27,300
Qualified XII (1.10)	1,308.004	9.37	12,256
Qualified XII (1.15)	1,551.923	9.36	14,526
Qualified XII (1.20)	814.866	9.35	7,619
Qualified XII (1.25)	2,260.986	9.33	21,095
Qualified XII (1.35)	71.858	9.31	669
Qualified XII (1.40)	738.280	9.30	6,866
Qualified XII (1.45)	39.720	9.29	369
Qualified XII (1.50)	489.116	9.28	4,539
Qualified XVI	6,145.797	9.28	57,033
Qualified XXI	816.843	9.44	7,711
Qualified XXIV	9,076.752	9.42	85,503
Qualified XXV	2,900.950	9.47	27,472
Qualified XXVI	664.612	9.41	6,254
	447,372.355		$ 4,190,599

ING VP SmallCap Opportunities
Contracts in accumulation period:
Qualified V	17.379	$ 6.79	$ 118
Qualified VI	375,296.481	6.82	2,559,522
Qualified VIII	126.540	6.82	863
Qualified X (1.25)	55,321.407	6.82	377,292
Qualified XII (0.40)	49,377.012	6.96	343,664
Qualified XII (0.45)	6,492.242	6.96	45,186
Qualified XII (0.55)	324,055.043	6.94	2,248,942
Qualified XII (0.60)	3,496.681	6.93	24,232
Qualified XII (0.65)	12,372.832	6.92	85,620
Qualified XII (0.70)	6,539.942	6.91	45,191
Qualified XII (0.75)	1,593.768	6.90	10,997
Qualified XII (0.80)	83,909.275	6.90	578,974
Qualified XII (0.85)	47,391.002	6.89	326,524
Qualified XII (0.90)	794.767	6.88	5,468
Qualified XII (0.95)	22,816.739	6.87	156,751

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
ING VP SmallCap Opportunities (continued)
Qualified XII (1.00)	93,413.994	$ 6.86	$ 640,820
Qualified XII (1.05)	6,114.598	6.85	41,885
Qualified XII (1.10)	1,862.920	6.85	12,761
Qualified XII (1.15)	890.789	6.84	6,093
Qualified XII (1.20)	1,952.855	6.83	13,338
Qualified XII (1.25)	4,177.273	6.82	28,489
Qualified XII (1.30)	82.232	6.81	560
Qualified XII (1.35)	1.471	6.80	10
Qualified XII (1.40)	2,827.647	6.80	19,228
Qualified XII (1.45)	55.965	6.79	380
Qualified XII (1.50)	1,629.204	6.78	11,046
Qualified XV	1,326.055	6.87	9,110
Qualified XVI	10,396.902	6.78	70,491
Qualified XVII	2,169.208	6.82	14,794
Qualified XVIII	5,769.795	6.82	39,350
Qualified XXI	8,231.015	6.90	56,794
Qualified XXIV	19,478.634	6.88	134,013
Qualified XXV	19,388.584	6.92	134,169
Qualified XXVI	359.302	6.88	2,472
	1,169,729.553		$ 8,045,147

Janus Aspen Balanced
Contracts in accumulation period:
Qualified III	11,632.202	$ 23.57	$ 274,171
Qualified V	566.839	23.25	13,179
Qualified VI	7,256,210.607	23.57	171,028,884
Qualified VIII	3,560.425	23.55	83,848
Qualified X (1.15)	106,729.603	24.66	2,631,952
Qualified X (1.25)	825,908.998	24.45	20,193,475
Qualified XII (0.05)	68,994.342	24.39	1,682,772
Qualified XII (0.15)	2,636.679	10.66	28,107
Qualified XII (0.15)	101,415.947	10.66	1,081,094
Qualified XII (0.25)	371,220.516	14.72	5,464,366
Qualified XII (0.35)	147,555.465	14.64	2,160,212
Qualified XII (0.40)	472,292.437	22.08	10,428,217
Qualified XII (0.45)	492,113.187	14.56	7,165,168
Qualified XII (0.55)	463,652.348	14.48	6,713,686
Qualified XII (0.60)	539,471.606	14.44	7,789,970
Qualified XII (0.65)	40,976.581	14.39	589,653
Qualified XII (0.70)	201,193.728	14.35	2,887,130
Qualified XII (0.75)	557,555.066	14.31	7,978,613
Qualified XII (0.80)	1,443,439.339	15.43	22,272,269

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Balanced (continued)
Qualified XII (0.85)	401,443.967	$ 21.63	$ 8,683,233
Qualified XII (0.90)	36,551.960	15.05	550,107
Qualified XII (0.95)	529,489.753	21.47	11,368,145
Qualified XII (1.00)	2,462,110.192	21.39	52,664,537
Qualified XII (1.05)	215,751.549	21.30	4,595,508
Qualified XII (1.10)	105,091.564	21.22	2,230,043
Qualified XII (1.15)	52,945.648	21.14	1,119,271
Qualified XII (1.20)	87,775.499	21.06	1,848,552
Qualified XII (1.25)	93,301.096	20.98	1,957,457
Qualified XII (1.30)	12,878.565	20.90	269,162
Qualified XII (1.35)	16,094.525	20.82	335,088
Qualified XII (1.40)	56,454.339	20.74	1,170,863
Qualified XII (1.45)	2,118.684	20.66	43,772
Qualified XII (1.50)	16,935.228	20.58	348,527
Qualified XV	18,571.790	24.07	447,023
Qualified XVI	136,615.235	23.17	3,165,375
Qualified XVII	15,245.821	23.57	359,344
Qualified XVIII	40,057.546	24.45	979,407
Qualified XXI	53,290.883	24.24	1,291,771
Qualified XXIV	156,124.302	21.48	3,353,550
Qualified XXV	182,292.526	23.95	4,365,906
Qualified XXVI	20,891.104	23.83	497,835
Qualified XXVII	1,323,124.039	9.36	12,384,441
Qualified XXXII	58,617.941	10.20	597,903
	19,200,899.671		$ 385,093,586

Janus Aspen Capital Appreciation
Contracts in accumulation period:
Qualified X (1.25)	29,638.866	$ 9.88	$ 292,832
Qualified XVIII	2,915.081	9.88	28,801
Qualified XXVII	390,130.191	7.32	2,855,753
	422,684.138		$ 3,177,386
Janus Aspen Flexible Income
Contracts in accumulation period:
Qualified III	554.031	$ 19.97	$ 11,064
Qualified V	18.266	19.60	358
Qualified VI	1,837,860.885	19.89	36,555,053
Qualified VIII	200.855	19.88	3,993
Qualified X (1.15)	17,682.467	13.46	238,006
Qualified X (1.25)	195,320.553	13.38	2,613,389
Qualified XII (0.05)	14,373.725	20.59	295,955

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Janus Aspen Flexible Income (continued)
Qualified XII (0.15)	430.666	$ 11.87	$ 5,112
Qualified XII (0.15)	19,210.362	11.87	228,027
Qualified XII (0.25)	127,758.286	14.12	1,803,947
Qualified XII (0.35)	113,466.168	14.04	1,593,065
Qualified XII (0.40)	159,803.831	17.49	2,794,969
Qualified XII (0.45)	85,947.994	13.96	1,199,834
Qualified XII (0.55)	66,480.633	13.89	923,416
Qualified XII (0.60)	106,724.476	13.85	1,478,134
Qualified XII (0.65)	37,987.111	13.81	524,602
Qualified XII (0.70)	177,585.766	13.77	2,445,356
Qualified XII (0.75)	141,683.613	13.73	1,945,316
Qualified XII (0.80)	519,546.924	13.98	7,263,266
Qualified XII (0.85)	220,008.285	17.14	3,770,942
Qualified XII (0.90)	11,849.640	13.90	164,710
Qualified XII (0.95)	165,590.177	17.00	2,815,033
Qualified XII (1.00)	835,934.298	16.94	14,160,727
Qualified XII (1.05)	55,454.384	16.88	936,070
Qualified XII (1.10)	64,425.223	16.81	1,082,988
Qualified XII (1.15)	20,155.702	16.75	337,608
Qualified XII (1.20)	36,470.923	16.68	608,335
Qualified XII (1.25)	36,940.012	16.62	613,943
Qualified XII (1.30)	2,114.553	16.56	35,017
Qualified XII (1.35)	3,815.646	16.49	62,920
Qualified XII (1.40)	20,452.039	16.43	336,027
Qualified XII (1.45)	179.291	16.37	2,935
Qualified XII (1.50)	8,331.453	16.31	135,886
Qualified XV	8,637.844	20.32	175,521
Qualified XVI	44,752.250	19.56	875,354
Qualified XVII	4,072.851	19.89	81,009
Qualified XVIII	15,773.169	13.38	211,045
Qualified XXI	17,291.153	20.46	353,777
Qualified XXIV	38,676.028	17.02	658,266
Qualified XXV	19,420.524	20.22	392,683
Qualified XXVI	10,529.473	20.12	211,853
Qualified XXXII	4,807.876	10.03	48,223
	5,268,319.406		$ 89,993,734

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth
Currently payable annuity contracts:			$ 372,186
Contracts in accumulation period:
Qualified I	48.400	$ 15.00	726
Qualified III	2,945.598	18.97	55,878
Qualified V	1,266.337	17.17	21,743
Qualified VI	5,119,108.510	17.39	89,021,297
Qualified VIII	2,826.222	17.39	49,148
Qualified X (1.15)	27,136.674	18.76	509,084
Qualified X (1.25)	546,093.549	18.60	10,157,340
Qualified XII (0.05)	27,542.166	18.00	495,759
Qualified XII (0.15)	43.258	9.27	401
Qualified XII (0.15)	77,042.934	9.27	714,188
Qualified XII (0.25)	297,917.664	10.36	3,086,427
Qualified XII (0.35)	142,024.272	10.30	1,462,850
Qualified XII (0.40)	375,069.904	15.65	5,869,844
Qualified XII (0.45)	145,651.074	10.24	1,491,467
Qualified XII (0.55)	67,479.882	10.19	687,620
Qualified XII (0.60)	405,618.406	10.16	4,121,083
Qualified XII (0.65)	60,104.837	10.13	608,862
Qualified XII (0.70)	404,628.416	10.10	4,086,747
Qualified XII (0.75)	309,975.968	10.07	3,121,458
Qualified XII (0.80)	1,247,164.015	11.06	13,793,634
Qualified XII (0.85)	482,647.684	15.33	7,398,989
Qualified XII (0.90)	54,717.510	10.68	584,383
Qualified XII (0.95)	434,594.478	15.21	6,610,182
Qualified XII (1.00)	1,265,821.782	15.15	19,177,200
Qualified XII (1.05)	133,310.331	15.10	2,012,986
Qualified XII (1.10)	84,700.000	15.04	1,273,888
Qualified XII (1.15)	46,216.088	14.98	692,317
Qualified XII (1.20)	74,901.273	14.92	1,117,527
Qualified XII (1.25)	65,449.765	14.87	973,238
Qualified XII (1.30)	6,559.149	14.81	97,141
Qualified XII (1.35)	2,881.017	14.75	42,495
Qualified XII (1.40)	26,960.204	14.70	396,315
Qualified XII (1.45)	27.937	14.64	409
Qualified XII (1.50)	16,359.328	14.58	238,519
Qualified XV	22,256.701	17.76	395,279
Qualified XVI	109,008.011	17.10	1,864,037
Qualified XVII	17,897.413	17.39	311,236
Qualified XVIII	29,420.645	18.60	547,224
Qualified XXI	73,651.146	17.89	1,317,619
Qualified XXII	264.369	17.99	4,756

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Growth (continued)
Qualified XXIV	123,989.619	$ 15.22	$ 1,887,122
Qualified XXV	129,041.742	17.68	2,281,458
Qualified XXVI	23,826.493	17.59	419,108
Qualified XXVII	2,273,528.228	19.13	43,492,595
Qualified XXVIII	349,828.534	19.03	6,657,237
Qualified XXXII	45,550.537	10.25	466,893
	15,153,098.070		$ 239,987,895

Janus Aspen Mid Cap Growth
Contracts in accumulation period:
Qualified I	41.172	$ 12.46	$ 513
Qualified III	2,463.433	20.51	50,525
Qualified V	760.671	17.57	13,365
Qualified VI	10,733,566.293	17.83	191,379,487
Qualified VIII	9,346.745	17.82	166,559
Qualified X (1.15)	31,359.389	17.36	544,399
Qualified X (1.25)	933,352.993	17.21	16,063,005
Qualified XII (0.05)	130,267.118	18.46	2,404,731
Qualified XII (0.15)	206,593.853	9.11	1,882,070
Qualified XII (0.25)	661,788.409	10.87	7,193,640
Qualified XII (0.35)	428,140.518	10.81	4,628,199
Qualified XII (0.45)	514,448.186	10.75	5,530,318
Qualified XII (0.55)	132,199.532	10.69	1,413,213
Qualified XII (0.60)	835,146.717	10.66	8,902,664
Qualified XII (0.65)	104,528.974	10.63	1,111,143
Qualified XII (0.70)	506,568.962	10.60	5,369,631
Qualified XII (0.75)	738,028.855	10.57	7,800,965
Qualified XII (0.80)	2,545,095.335	11.36	28,912,283
Qualified XII (0.85)	1,069,289.829	12.29	13,141,572
Qualified XII (0.90)	67,042.034	11.11	744,837
Qualified XII (0.95)	1,055,672.765	12.19	12,868,651
Qualified XII (1.00)	3,676,654.568	12.15	44,671,353
Qualified XII (1.05)	283,725.703	12.10	3,433,081
Qualified XII (1.10)	215,734.025	12.05	2,599,595
Qualified XII (1.15)	96,156.370	12.01	1,154,838
Qualified XII (1.20)	176,182.776	11.96	2,107,146
Qualified XII (1.25)	130,327.601	11.92	1,553,505
Qualified XII (1.30)	16,830.329	11.87	199,776
Qualified XII (1.35)	28,485.799	11.83	336,987
Qualified XII (1.40)	81,861.375	11.78	964,327
Qualified XII (1.45)	1,673.339	11.74	19,645

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Mid Cap Growth (continued)
Qualified XII (1.50)	29,900.428	$ 11.69	$ 349,536
Qualified XV	65,859.748	18.21	1,199,306
Qualified XVI	225,237.593	17.53	3,948,415
Qualified XVII	45,263.433	17.83	807,047
Qualified XVIII	34,073.794	17.21	586,410
Qualified XXI	183,994.984	18.34	3,374,468
Qualified XXII	43.794	18.45	808
Qualified XXIV	373,030.328	12.20	4,550,970
Qualified XXV	285,859.823	18.12	5,179,780
Qualified XXVI	83,227.066	18.03	1,500,584
Qualified XXVII	2,995,702.321	20.68	61,951,124
Qualified XXVIII	397,639.718	20.57	8,179,449
Qualified XXXII	43,838.424	10.28	450,659
	30,177,005.122		$ 459,240,579

Janus Aspen Worldwide Growth
Currently payable annuity contracts:			$ 562,310
Contracts in accumulation period:
Qualified III	4,309.861	$ 22.21	95,722
Qualified V	666.228	19.75	13,158
Qualified VI	11,057,738.249	19.87	219,717,259
Qualified VIII	11,159.748	19.80	220,963
Qualified X (1.15)	56,303.154	22.51	1,267,384
Qualified X (1.25)	1,007,273.387	22.32	22,482,342
Qualified XII (0.05)	109,282.207	20.57	2,247,935
Qualified XII (0.15)	148,161.936	9.09	1,346,792
Qualified XII (0.25)	1,001,125.845	10.06	10,071,326
Qualified XII (0.35)	198,240.900	10.00	1,982,409
Qualified XII (0.40)	372,534.112	17.12	6,377,784
Qualified XII (0.45)	686,352.112	9.94	6,822,340
Qualified XII (0.55)	185,756.623	9.89	1,837,133
Qualified XII (0.60)	877,170.791	9.86	8,648,904
Qualified XII (0.65)	106,848.627	9.83	1,050,322
Qualified XII (0.70)	599,951.123	9.80	5,879,521
Qualified XII (0.75)	867,437.730	9.78	8,483,541
Qualified XII (0.80)	2,989,916.143	11.46	34,264,439
Qualified XII (0.85)	880,705.665	16.77	14,769,434
Qualified XII (0.90)	81,790.054	11.16	912,777
Qualified XII (0.95)	827,665.766	16.65	13,780,635
Qualified XII (1.00)	3,013,889.204	16.58	49,970,283
Qualified XII (1.05)	322,653.572	16.52	5,330,237

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Janus Aspen Worldwide Growth (continued)
Qualified XII (1.10)	169,054.800	$ 16.46	$ 2,782,642
Qualified XII (1.15)	99,791.946	16.39	1,635,590
Qualified XII (1.20)	121,604.960	16.33	1,985,809
Qualified XII (1.25)	80,105.593	16.27	1,303,318
Qualified XII (1.30)	11,023.751	16.21	178,695
Qualified XII (1.35)	11,143.928	16.14	179,863
Qualified XII (1.40)	63,635.323	16.08	1,023,256
Qualified XII (1.45)	1,524.220	16.02	24,418
Qualified XII (1.50)	21,793.045	15.96	347,817
Qualified XV	49,570.478	20.29	1,005,785
Qualified XVI	225,470.880	19.54	4,405,701
Qualified XVII	55,481.279	19.87	1,102,413
Qualified XVIII	48,765.995	22.32	1,088,457
Qualified XXI	122,073.630	20.44	2,495,185
Qualified XXII	1,017.559	20.56	20,921
Qualified XXIV	270,272.209	16.66	4,502,735
Qualified XXV	154,059.485	20.19	3,110,461
Qualified XXVI	58,238.955	20.10	1,170,603
Qualified XXVII	3,460,836.758	22.39	77,488,135
Qualified XXVIII	513,996.005	22.28	11,451,831
Qualified XXXII	71,422.783	10.49	749,225
	31,017,816.619		$ 536,187,810

Janus Twenty
Contracts in accumulation period:
Qualified XII (0.95)	75,601.664	$ 4.81	$ 363,644
Qualified XII (1.10)	41,602.505	4.79	199,276
	117,204.169		$ 562,920

Lord Abbett Growth and Income
Contracts in accumulation period:
Qualified V	2,315.613	$ 10.12	$ 23,434
Qualified VI	2,027,718.701	10.16	20,601,622
Qualified VIII	3,578.839	10.16	36,361
Qualified X (1.15)	45,240.726	10.19	461,003
Qualified X (1.25)	250,015.945	10.16	2,540,162
Qualified XII (0.45)	796.332	10.36	8,250
Qualified XII (0.55)	153,706.963	10.34	1,589,330
Qualified XII (0.60)	23,649.565	10.33	244,300

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Growth and Income (continued)
Qualified XII (0.65)	52,412.997	$ 10.31	$ 540,378
Qualified XII (0.70)	50,119.223	10.30	516,228
Qualified XII (0.75)	178,005.540	10.29	1,831,677
Qualified XII (0.80)	415,602.532	10.27	4,268,238
Qualified XII (0.85)	252,309.357	10.26	2,588,694
Qualified XII (0.90)	10,721.756	10.25	109,898
Qualified XII (0.95)	178,616.993	10.24	1,829,038
Qualified XII (1.00)	974,839.726	10.22	9,962,862
Qualified XII (1.05)	44,246.523	10.21	451,757
Qualified XII (1.10)	20,909.020	10.20	213,272
Qualified XII (1.15)	7,117.861	10.19	72,531
Qualified XII (1.20)	19,788.299	10.17	201,247
Qualified XII (1.25)	30,858.071	10.16	313,518
Qualified XII (1.30)	879.310	10.15	8,925
Qualified XII (1.35)	2,809.566	10.14	28,489
Qualified XII (1.40)	15,853.953	10.12	160,442
Qualified XII (1.45)	556.182	10.11	5,623
Qualified XII (1.50)	17,999.307	10.10	181,793
Qualified XV	24,096.875	10.24	246,752
Qualified XVI	39,264.554	10.10	396,572
Qualified XVII	10,786.319	10.16	109,589
Qualified XVIII	11,858.760	10.16	120,485
Qualified XXI	18,705.842	10.27	192,109
Qualified XXIV	30,407.310	10.26	311,979
Qualified XXV	28,021.672	10.29	288,343
Qualified XXVI	2,908.000	10.25	29,807
Qualified XXXII	4,573.659	10.44	47,749
	4,951,291.891		$ 50,532,457

Lord Abbett Mid-Cap Value - Class VC
Contracts in accumulation period:
NYSUT 457	92,123.492	$ 12.77	$ 1,176,417
Qualified VI	1,056,375.805	10.25	10,827,852
Qualified X (1.15)	41,845.817	10.28	430,175
Qualified X (1.25)	133,264.196	10.25	1,365,958
Qualified XII (0.15)	2,986.695	11.65	34,795
Qualified XII (0.45)	6,395.507	10.46	66,897
Qualified XII (0.55)	107,161.170	10.43	1,117,691
Qualified XII (0.60)	9,838.196	10.42	102,514
Qualified XII (0.65)	2,114.601	10.41	22,013
Qualified XII (0.70)	18,240.520	10.39	189,519

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Lord Abbett Mid-Cap Value - Class VC (continued)
Qualified XII (0.75)	34,280.347	$ 10.38	$ 355,830
Qualified XII (0.80)	206,995.565	10.37	2,146,544
Qualified XII (0.85)	106,857.488	10.35	1,105,975
Qualified XII (0.90)	4,787.234	10.34	49,500
Qualified XII (0.95)	79,607.841	10.33	822,349
Qualified XII (1.00)	476,178.489	10.32	4,914,162
Qualified XII (1.05)	20,087.476	10.30	206,901
Qualified XII (1.10)	14,828.377	10.29	152,584
Qualified XII (1.15)	16,651.362	10.28	171,176
Qualified XII (1.20)	11,066.018	10.27	113,648
Qualified XII (1.25)	13,049.951	10.25	133,762
Qualified XII (1.30)	799.316	10.24	8,185
Qualified XII (1.35)	1,170.186	10.23	11,971
Qualified XII (1.40)	10,530.333	10.22	107,620
Qualified XII (1.45)	1,851.176	10.20	18,882
Qualified XII (1.50)	2,012.856	10.19	20,511
Qualified XV	5,784.802	10.33	59,757
Qualified XVI	19,299.804	10.19	196,665
Qualified XVII	2,028.976	10.25	20,797
Qualified XVIII	2,458.049	10.25	25,195
Qualified XXI	22,573.867	10.37	234,091
Qualified XXIV	40,658.937	10.35	420,820
Qualified XXV	13,733.622	10.38	142,555
Qualified XXVI	1,861.896	10.34	19,252
Qualified XXVIII	151,145.758	11.08	1,674,695
Qualified XXXII	4,082.769	10.33	42,175
	2,734,728.494		$ 28,509,433

MFS® Total Return
Contracts in accumulation period:
Qualified XXVII	1,730,461.941	$ 13.19	$ 22,824,793
Qualified XXVIII	2,683,563.262	13.12	35,208,350
	4,414,025.203		$ 58,033,143

Oppenheimer Developing Markets
Contracts in accumulation period:
Qualified XXVII	428,804.530	$ 14.57	$ 6,247,682
	428,804.530		$ 6,247,682

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Aggressive Growth
Currently payable annuity contracts:			$ 3,819
			$ 3,819

Oppenheimer Global Securities
Contracts in accumulation period:
Qualified III	5,406.460	$ 15.79	$ 85,368
Qualified V	872.602	15.22	13,281
Qualified VI	4,961,170.423	15.35	76,153,966
Qualified VIII	1,875.700	15.35	28,792
Qualified X (1.15)	40,356.736	15.44	623,108
Qualified X (1.25)	405,832.769	15.35	6,229,533
Qualified XI	19.523	15.93	311
Qualified XII (0.05)	110,421.605	15.83	1,747,974
Qualified XII (0.15)	1,817.993	11.06	20,107
Qualified XII (0.15)	27,280.832	11.06	301,726
Qualified XII (0.25)	256,884.877	16.20	4,161,535
Qualified XII (0.35)	88,677.468	16.11	1,428,594
Qualified XII (0.45)	89,314.232	16.02	1,430,814
Qualified XII (0.55)	170,278.720	15.93	2,712,540
Qualified XII (0.60)	347,226.684	15.89	5,517,432
Qualified XII (0.65)	39,648.896	15.85	628,435
Qualified XII (0.70)	157,387.405	15.80	2,486,721
Qualified XII (0.75)	488,096.193	15.76	7,692,396
Qualified XII (0.80)	2,094,652.699	15.75	32,990,780
Qualified XII (0.85)	469,450.859	15.71	7,375,073
Qualified XII (0.90)	18,328.800	15.66	287,029
Qualified XII (0.95)	351,194.814	15.62	5,485,663
Qualified XII (1.00)	2,194,785.806	15.57	34,172,815
Qualified XII (1.05)	131,308.628	15.53	2,039,223
Qualified XII (1.10)	80,145.126	15.49	1,241,448
Qualified XII (1.15)	33,405.959	15.44	515,788
Qualified XII (1.20)	63,075.974	15.40	971,370
Qualified XII (1.25)	71,068.991	15.35	1,090,909
Qualified XII (1.30)	8,643.175	15.31	132,327
Qualified XII (1.35)	3,502.816	15.27	53,488
Qualified XII (1.40)	44,561.235	15.22	678,222
Qualified XII (1.45)	869.038	15.18	13,192
Qualified XII (1.50)	5,010.832	15.14	75,864
Qualified XV	11,627.657	15.62	181,624
Qualified XVI	101,424.307	15.14	1,535,564
Qualified XVII	15,459.544	15.35	237,304

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value

Oppenheimer Global Securities (continued)
Qualified XVIII	12,028.469	$ 15.35	$ 184,637
Qualified XXI	50,072.282	15.73	787,637
Qualified XXIV	149,156.103	15.65	2,334,293
Qualified XXV	57,639.077	15.61	899,746
Qualified XXVI	10,521.056	15.53	163,392
Qualified XXVII	1,737,193.279	15.92	27,656,117
Qualified XXVIII	1,169,076.452	15.84	18,518,171
Qualified XXXII	15,095.909	10.51	158,658
	16,091,868.005		$ 251,042,967

Oppenheimer Main Street®
Currently payable annuity contracts:			$ 31,762
			$ 31,762

Oppenheimer Strategic Bond
Currently payable annuity contracts:			$ 7,908
Contracts in accumulation period:
Qualified III	179.389	$ 13.10	2,350
Qualified V	789.018	12.93	10,202
Qualified VI	793,254.790	13.05	10,351,975
Qualified VIII	1,893.712	13.04	24,694
Qualified X (1.15)	9,066.616	13.12	118,954
Qualified X (1.25)	121,435.402	13.05	1,584,732
Qualified XII (0.05)	10,542.230	13.45	141,793
Qualified XII (0.15)	5,754.922	12.80	73,663
Qualified XII (0.25)	43,521.651	13.81	601,034
Qualified XII (0.35)	22,331.441	13.74	306,834
Qualified XII (0.40)	54,055.238	13.65	737,854
Qualified XII (0.45)	21,371.523	13.66	291,935
Qualified XII (0.55)	20,161.855	13.58	273,798
Qualified XII (0.60)	27,232.103	13.55	368,995
Qualified XII (0.65)	13,110.437	13.51	177,122
Qualified XII (0.70)	28,495.694	13.47	383,837
Qualified XII (0.75)	58,220.848	13.43	781,906
Qualified XII (0.80)	172,403.659	13.39	2,308,485
Qualified XII (0.85)	55,390.038	13.35	739,457
Qualified XII (0.90)	2,874.906	13.31	38,265
Qualified XII (0.95)	68,743.632	13.27	912,228
Qualified XII (1.00)	254,652.759	13.23	3,369,056
Qualified XII (1.05)	29,490.758	13.20	389,278

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Oppenheimer Strategic Bond (continued)
Qualified XII (1.10)	9,073.784	$ 13.16	$ 119,411
Qualified XII (1.15)	6,334.832	13.12	83,113
Qualified XII (1.20)	6,093.884	13.08	79,708
Qualified XII (1.25)	10,023.142	13.05	130,802
Qualified XII (1.30)	3,556.803	13.01	46,274
Qualified XII (1.35)	3,120.972	12.97	40,479
Qualified XII (1.40)	6,513.447	12.94	84,284
Qualified XII (1.45)	59.845	12.90	772
Qualified XII (1.50)	600.933	12.86	7,728
Qualified XV	5,640.166	13.27	74,845
Qualified XVI	18,170.685	12.86	233,675
Qualified XVII	1,884.904	13.05	24,598
Qualified XVIII	5,071.188	13.05	66,179
Qualified XXI	2,130.464	13.36	28,463
Qualified XXIV	15,999.699	13.30	212,796
Qualified XXV	46,528.054	13.26	616,962
Qualified XXVI	2,357.727	13.20	31,122
Qualified XXVII	286,487.358	13.21	3,784,498
Qualified XXVIII	218,753.577	13.14	2,874,422
Qualified XXXII	6,918.361	10.13	70,083
	2,470,292.446		$ 32,606,569

Pax World Balanced
Contracts in accumulation period:
Qualified VI	595.652	$ 9.43	$ 5,617
Qualified XII (0.85)	22,808.996	9.56	218,054
Qualified XII (1.00)	1,383.176	9.51	13,154
Qualified XXVII	353,095.807	9.54	3,368,534
	377,883.631		$ 3,605,359

Pioneer Equity Income
Contracts in accumulation period:
NYSUT 457	12,742.504	$ 12.14	$ 154,694
Qualified VI	396,077.870	9.67	3,830,073
Qualified VIII	4,406.825	9.67	42,614
Qualified X (1.15)	18,217.320	9.70	176,708
Qualified X (1.25)	65,072.182	9.67	629,248
Qualified XII (0.15)	6,272.404	10.11	63,414
Qualified XII (0.45)	2,080.547	9.87	20,535
Qualified XII (0.55)	49,078.354	9.84	482,931

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Equity Income (continued)
Qualified XII (0.60)	1,663.683	$ 9.83	$ 16,354
Qualified XII (0.65)	12,863.544	9.82	126,320
Qualified XII (0.70)	3,839.653	9.81	37,667
Qualified XII (0.75)	1,155.771	9.79	11,315
Qualified XII (0.80)	219,767.587	9.78	2,149,327
Qualified XII (0.85)	110,507.369	9.77	1,079,657
Qualified XII (0.90)	7,813.422	9.76	76,259
Qualified XII (0.95)	36,542.154	9.75	356,286
Qualified XII (1.00)	86,609.558	9.73	842,711
Qualified XII (1.05)	11,191.152	9.72	108,778
Qualified XII (1.10)	15,159.835	9.71	147,202
Qualified XII (1.15)	2,450.928	9.70	23,774
Qualified XII (1.20)	2,141.176	9.69	20,748
Qualified XII (1.25)	5,905.791	9.67	57,109
Qualified XII (1.30)	630.952	9.66	6,095
Qualified XII (1.35)	11.088	9.65	107
Qualified XII (1.40)	2,253.734	9.64	21,726
Qualified XII (1.45)	938.629	9.63	9,039
Qualified XII (1.50)	195.525	9.61	1,879
Qualified XV	54.974	9.75	536
Qualified XVI	2,457.336	9.61	23,615
Qualified XVII	1,072.699	9.67	10,373
Qualified XVIII	655.636	9.67	6,340
Qualified XXI	2,203.170	9.78	21,547
Qualified XXIV	2,882.275	9.76	28,131
Qualified XXV	9,226.353	9.79	90,326
Qualified XXVI	1,090.266	9.76	10,641
Qualified XXXII	635.680	10.37	6,592
	1,095,867.946		$ 10,690,671

Pioneer Fund
Contracts in accumulation period:
Qualified VI	57,446.471	$ 9.21	$ 529,082
Qualified VIII	46.413	9.20	427
Qualified X (1.15)	997.941	9.23	9,211
Qualified X (1.25)	11,092.725	9.21	102,164
Qualified XII (0.55)	1,944.717	9.37	18,222
Qualified XII (0.60)	325.348	9.35	3,042
Qualified XII (0.65)	367.666	9.34	3,434
Qualified XII (0.70)	46.088	9.33	430

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Fund (continued)
Qualified XII (0.75)	2,903.112	$ 9.32	$ 27,057
Qualified XII (0.80)	16,137.272	9.31	150,238
Qualified XII (0.85)	18,504.839	9.30	172,095
Qualified XII (0.90)	8.827	9.29	82
Qualified XII (0.95)	13,906.580	9.27	128,914
Qualified XII (1.00)	26,252.916	9.26	243,102
Qualified XII (1.05)	1,408.000	9.25	13,024
Qualified XII (1.10)	688.636	9.24	6,363
Qualified XII (1.15)	738.678	9.23	6,818
Qualified XII (1.20)	467.679	9.22	4,312
Qualified XII (1.25)	7,853.854	9.21	72,334
Qualified XII (1.40)	657.252	9.17	6,027
Qualified XVI	164.699	9.15	1,507
Qualified XXI	820.516	9.31	7,639
Qualified XXIV	1,679.548	9.29	15,603
Qualified XXV	30.472	9.32	284
Qualified XXVI	53.283	9.29	495
	164,543.532		$ 1,521,906

Pioneer Mid Cap Value
Contracts in accumulation period:
NYSUT 457	21,362.407	$ 13.46	$ 287,538
Qualified VI	421,274.452	11.86	4,996,315
Qualified X (1.15)	5,575.189	11.89	66,289
Qualified X (1.25)	64,303.288	11.86	762,637
Qualified XII (0.15)	83.987	12.24	1,028
Qualified XII (0.55)	10,938.557	12.06	131,919
Qualified XII (0.60)	3,315.602	12.05	39,953
Qualified XII (0.65)	3,884.705	12.03	46,733
Qualified XII (0.70)	18,817.804	12.02	226,190
Qualified XII (0.75)	4,287.584	12.00	51,451
Qualified XII (0.80)	123,315.763	11.99	1,478,556
Qualified XII (0.85)	60,995.576	11.98	730,727
Qualified XII (0.90)	1,839.047	11.96	21,995
Qualified XII (0.95)	27,240.921	11.95	325,529
Qualified XII (1.00)	152,653.647	11.93	1,821,158
Qualified XII (1.05)	6,469.211	11.92	77,113
Qualified XII (1.10)	4,583.782	11.90	54,547
Qualified XII (1.15)	2,160.219	11.89	25,685
Qualified XII (1.20)	2,281.803	11.87	27,085
Qualified XII (1.25)	5,001.855	11.86	59,322

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

Division/Contract	Units	Unit Value	Extended Value
Pioneer Mid Cap Value (continued)
Qualified XII (1.30)	885.980	$ 11.84	$ 10,490
Qualified XII (1.35)	46.154	11.83	546
Qualified XII (1.40)	4,469.517	11.81	52,785
Qualified XII (1.50)	763.104	11.79	8,997
Qualified XV	1,241.506	11.95	14,836
Qualified XVI	7,036.981	11.79	82,966
Qualified XVII	4.722	11.86	56
Qualified XVIII	2,790.472	11.86	33,095
Qualified XXI	4,719.183	11.99	56,583
Qualified XXIV	7,483.291	11.97	89,575
Qualified XXV	7,685.167	12.00	92,222
Qualified XXVI	642.391	11.96	7,683
Qualified XXXII	5,151.996	10.27	52,911
	983,305.863		$ 11,734,515

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified I

  Individual Contracts issued prior to May 1, 1975 in connection with "Qualified Corporate Retirement Plans" established pursuant to Section 401 of the Internal Revenue Code ("Code"); tax-deferred annuity Plans established by the public school systems and tax-exempt organizations pursuant to Section 403(b) of the Code, and certain individual retirement annuity plans established by or on behalf of individuals pursuant to section 408(b) of the Code; individual Contracts issued prior to November 1, 1975 in connection with "H.R. 10 Plans" established by persons entitled to the benefits of the Self-Employed Individuals Tax Retirement Act of 1962, as amended; allocated group Contracts issued prior to May 1, 1975 in connection with qualified corporate retirement plans; and group Contracts issued prior to October 1, 1978 in connection with tax-deferred annuity plans.

  Qualified III

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified V

  Certain group AetnaPlus Contracts issued since August 28, 1992 in connection with "Optional Retirement Plans" established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code.

  Qualified VI

  Certain group AetnaPlus Contracts issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans since August 28, 1992.

  Qualified VII

  Certain existing Contracts that were converted to ACES, an administrative system (previously valued under Qualified I).

  Qualified VIII

  Group AetnaPlus Contracts issued in connection with Tax-Deferred Annuity Plans and Deferred Compensation Plans adopted by state and local governments since June 30, 1993.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified IX

  Certain large group Contracts (Jumbo) that were converted to ACES, an administrative system (previously valued under Qualified VI).

  Qualified X

  Individual retirement annuity and Simplified Employee Pension ("SEP") plans issued or converted to ACES, an administrative system.

  Qualified XI

  Certain large group Contracts issued in connection with deferred compensation plans adopted by state and local governments since January 1996.

  Qualified XII

  Group Retirement Plus and Voluntary TDA Contracts issued since 1996 in connection with plans established pursuant to Section 403(b) or 401(a) of the Internal Revenue Code, shown separately by applicable daily charge; and Contracts issued since October 1, 1996 in connection with optional retirement plans established pursuant to Section 403(b) or 403(a) of the Internal Revenue Code.

  Qualified XIII

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on May 25, 1996 (previously valued under Qualified VI).

  Qualified XIV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on November 1, 1996 (previously valued under Qualified III).

  Qualified XV

  Certain existing Contracts issued in connection with deferred compensation plans issued through product exchange on December 16, 1996 (previously valued under Qualified VI), and new Contracts issued after that date in connection with certain deferred compensation plans.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified XVI

  Group AetnaPlus Contracts assessing an administrative expense charge effective April 7, 1997 issued in connection with tax-deferred annuity plans, Retirement Plus plans and deferred compensation plans.

  Qualified XVII

  Group AetnaPlus Contracts containing contractual limits on fees issued in connection with tax-deferred annuity plans and deferred compensation plans, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XVIII

  Individual retirement annuity and SEP plan Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XIX

  Group Corporate 401 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XX

  Group HR 10 Contracts containing contractual limits on fees, which resulted in reduced daily charges for certain funding options effective May 29, 1997.

  Qualified XXI

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  Qualified XXII

  Certain existing Contracts issued in connection with deferred compensation plans having Contract modifications effective May 20, 1999.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified XXIV

  Group Contract issued in connection with optional retirement plans having Contract modifications effective July 2000 to lower mortality and expense fee.

  Qualified XXV

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVI

  Group Contract issued in connection with Aetna Government Custom Choice plans having Contract modifications effective October 2000 to lower mortality and expense fee.

  Qualified XXVII

  Group Contract issued in connection with tax deferred annuity plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXVIII

  Group Contract issued in connection with optional retirement plans having Contract modifications effective February 2000 to lower mortality and expense fee.

  Qualified XXIX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  Qualified XXX

  Individual Contracts issued in connection with tax-deferred annuity plans and individual retirement annuity plans since May 1, 1975, H.R. 10 Plans since November 1, 1975; group Contracts issued since October 1, 1978 in connection with tax-deferred annuity plans and group Contracts issued since May 1, 1979 in connection with deferred compensation plans adopted by state and local governments and H.R. 10 Plans.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Qualified XXXI

  Group Contract issued in connection with the San Bernadino 457F Plan at a zero basis point charge, effective in 2004.

  Qualified XXXII

  Individual Contracts issued in connection with the 1992/1994 Pension IRA at 125 basis points, effective in 2004.

  ING LIFE INSURANCE AND ANNUITY COMPANY

  VARIABLE ANNUITY ACCOUNT C

  Notes to Financial Statements

  Financial Highlights
A summary of unit values and units outstanding for variable annuity Contracts, expense ratios, excluding expenses of underlying funds, investment income ratios, and total return for the years ended December 31, 2003, 2002 and 2001, along with units outstanding and unit values for the year ended December 31, 2000, follows:

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
AIM V.I. Capital Appreciation
2003	2,409	$5.47 to $10.25	$ 20,562	-%	0.25% to 1.50%	27.54% to 29.11%
2002	2,288	$4.26 to $7.11	15,302	-	0.00% to 1.50%	-25.48% to -24.62%
2001	2,119	$5.69 to $9.39	19,027	7.37	0.00% to 1.75%	-24.43% to -23.55%
2000	1,839	$7.50 to $12.29	21,974	*	*	*

AIM V.I. Core Equity
2003	5,544	$6.16 to $10.37	42,522	1.00	0.25% to 1.50%	22.56% to 24.08%
2002	5,575	$5.00 to $6.54	34,728	0.33	0.00% to 1.50%	-16.84% to -15.71%
2001	5,919	$5.99 to $7.76	44,279	0.05	0.00% to 1.75%	-23.99% to -23.10%
2000	5,023	$7.84 to $10.04	48,981	*	*	*

AIM V.I. Growth
2003	3,143	$4.16 to $10.35	17,055	-	0.25% to 1.50%	29.19% to 30.88%
2002	2,722	$3.20 to $4.38	11,403	-	0.25% to 1.50%	-32.00% to -31.21%
2001	2,533	$4.69 to $6.34	15,568	0.21	0.00% to 1.75%	-34.87% to -34.11%
2000	2,061	$7.16 to $9.62	19,441	*	*	*

AIM V.I. Premier Equity
2003	2,956	$6.15 to $10.33	21,041	0.31	0.25% to 1.50%	23.17% to 24.71%
2002	2,777	$4.97 to $5.99	15,977	0.34	0.25% to 1.50%	-31.30% to -30.50%
2001	2,682	$7.19 to $8.58	22,335	2.33	0.00% to 1.75%	-13.87% to -12.88%
2000	1,903	$8.32 to $9.94	18,487	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
American Century® Income & Growth
2003	272	$8.99 to $27.72	$ 2,491	1.48%	1.00% to 1.10%	27.92% to 28.06%
2002	159	$7.02 to $21.67	1,152	1.30	1.00% to 1.10%	-20.84% to -20.40%
2001	62	$8.82 to $27.26	629	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Baron Growth
2003	-	$12.91	-	****	0.00%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

Calvert Social Balanced
2003	3,259	$10.21 to $27.31	60,576	1.94	0.25% to 1.50%	17.49% to 18.96%
2002	3,111	$8.88 to $23.11	49,766	2.70	0.00% to 1.50%	-13.46% to -12.46%
2001	3,120	$10.23 to $26.58	58,340	5.40	0.00% to 1.75%	-8.34% to -7.27%
2000	3,005	$11.13 to $28.86	63,262	*	*	*

Evergreen Special Values
2003	1,118	$15.33 to $15.50	17,138	-	0.95% to 1.00%	34.00% to 34.08%
2002	819	$11.44 to $11.56	9,367	-	0.95% to 1.00%	-7.97% to -7.92%
2001	316	$12.43 to $12.56	3,926	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Fidelity® VIP Asset ManagerSM
2003	1,246	$17.36 to $17.45	21,727	3.47	1.00% to 1.10%	16.67% to 16.80%
2002	1,221	$14.88 to $14.94	18,235	3.97	1.00% to 1.10%	-9.73% to -9.64%
2001	1,306	$16.48 to $16.54	21,589	5.70	1.05% to 1.25%	-5.29% to -5.10%
2000	1,362	$17.41 to $17.43	23,730	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
Fidelity® VIP Contrafund®
2003	27,815	$10.35 to $24.91	$ 564,372	0.40%	0.25% to 1.50%	26.56% to 28.10%
2002	23,810	$10.26 to $19.58	382,356	0.79	0.00% to 1.50%	-10.70% to -9.48%
2001	20,685	$11.40 to $21.82	375,287	3.44	0.00% to 1.75%	-13.56% to -12.55%
2000	19,961	$11.84 to $25.13	420,902	*	*	*

Fidelity® VIP Equity-Income
2003	18,499	$10.50 to $24.58	327,820	1.56	0.25% to 1.50%	28.39% to 30.03%
2002	16,267	$8.79 to $19.07	226,895	1.66	0.00% to 1.50%	-18.19% to -17.24%
2001	13,666	$10.66 to $23.23	237,314	5.91	0.00% to 1.75%	-6.38% to -5.29%
2000	10,367	$11.30 to $24.73	195,903	*	*	*

Fidelity® VIP Growth
2003	24,544	$9.27 to $23.64	380,196	0.24	0.25% to 1.50%	30.83% to 32.47%
2002	23,257	$8.30 to $18.00	277,744	0.25	0.00% to 1.50%	-31.15% to -30.35%
2001	22,173	$11.97 to $26.05	388,351	7.04	0.00% to 1.75%	-18.89% to -17.94%
2000	20,583	$14.65 to $32.00	448,872	*	*	*

Fidelity® VIP High Income
2003	866	$8.28 to $8.33	7,292	5.36	1.00% to 1.50%	25.84% to 26.02%
2002	529	$6.58 to $6.61	3,569	8.54	1.00% to 1.50%	2.31% to 2.41%
2001	411	$6.43 to $6.45	2,694	12.33	0.75% to 1.50%	-12.83% to -12.67%
2000	332	$7.38 to $7.39	2,450	*	*	*

Fidelity® VIP Index 500
2003	4,705	$21.37 to $21.49	101,046	1.34	1.00% to 1.10%	26.98% to 27.16%
2002	4,302	$16.83 to $16.90	72,668	1.32	1.00% to 1.10%	-23.10% to -23.32%
2001	4,378	$21.89 to $21.96	96,097	1.12	1.05% to 1.25%	-13.20% to -13.03%
2000	4,146	$25.21 to $25.25	104,650	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
Fidelity® VIP Overseas
2003	2,508	$7.40 to $13.88	$ 30,341	0.50%	0.25% to 1.50%	41.20% to 43.00%
2002	1,719	$5.21 to $9.79	14,076	0.74	0.00% to 1.50%	-21.47% to -20.56%
2001	1,306	$6.61 to $12.42	14,766	13.21	0.00% to 1.75%	-22.35% to -21.44%
2000	1,232	$8.47 to $15.94	18,192	*	*	*

Franklin Small Cap Value Securities
2003	1,312	$10.35 to $13.33	15,883	0.19	0.55% to 1.50%	30.14% to 31.36%
2002	860	$9.19 to $9.32	7,951	0.55	0.55% to 1.50%	-10.62% to -10.12%
2001	13	$10.28 to $10.30	130	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING GET Fund - Series D
2003	14,948	$10.01 to $10.70	152,769	4.03	0.50% to 1.75%	-0.10% to 1.04%
2002	22,908	$10.04 to $10.59	234,066	4.30	0.25% to 1.75%	-1.09% to 0.06%
2001	28,027	$10.15 to $10.54	288,294	1.46	0.25% to 1.75%	0.22% to 1.38%
2000	32,394	$10.13 to $10.38	331,079	*	*	*

ING GET Fund - Series E
2003	7,589	$10.02 to $10.84	79,656	4.14	0.70% to 1.75%	0.98% to 2.07%
2002	10,072	$10.23 to $10.62	104,443	4.02	0.25% to 1.75%	2.28% to 3.36%
2001	11,703	$10.01 to $10.28	118,197	0.79	0.25% to 1.75%	-0.96% to 0.10%
2000	12,965	$10.10 to $10.27	131,675	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING GET Fund - Series G
2003	2,302	$10.01 to $10.77	$ 23,831	4.15%	0.80% to 1.75%	0.39% to 1.44%
2002	2,896	$10.16 to $10.48	29,756	3.84	0.25% to 1.75%	3.15% to 4.13%
2001	3,400	$9.85 to $10.11	33,746	0.39	0.25% to 1.75%	-0.35% to 0.08%
2000	3,829	$9.88 to $10.03	38,004	*	*	*

ING GET Fund - Series H
2003	1,765	$10.03 to $10.91	18,535	4.10	0.50% to 1.75%	1.37% to 2.73%
2002	2,251	$10.23 to $10.62	23,282	3.60	0.25% to 1.75%	2.95% to 3.93%
2001	2,578	$9.93 to $10.17	25,808	0.47	0.25% to 1.75%	-1.09% to 0.08%
2000	2,894	$9.87 to $10.16	29,176	*	*	*

ING GET Fund - Series I
2003	106	$10.02 to $10.29	1,092	3.42	1.75%	1.38%
2002	117	$10.15	1,190	3.54	1.75%	3.52%
2001	128	$9.80	1,252	0.24	1.75%	-0.60%
2000	138	$9.86	1,364	*	*	*

ING GET Fund - Series J
2003	38	$10.02 to $10.18	386	3.59	1.75%	0.79%
2002	39	$10.10	394	3.47	1.75%	4.23%
2001	39	$9.69	381	0.16	1.75%	-0.46%
2000	47	$9.73	457	*	*	*

ING GET Fund - Series K
2003	167	$10.01 to $10.38	1,736	3.07	1.25% to 1.75%	0.59% to 1.07%
2002	200	$10.17 to $10.27	2,048	2.74	1.25% to 1.75%	3.90% to 4.41%
2001	231	$9.79 to $9.84	2,275	-	1.30% to 1.75%	-2.52% to -2.09%
2000	285	$10.04 to $10.05	2,863	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING GET Fund - Series L
2003	101	$10.34	$ 1,049	3.76%	1.25%	2.17%
2002	117	$10.12	1,187	0.05	1.25%	1.41%
2001	131	$9.98	1,305	4.60	1.30%	-0.36%
2000	2	$10.02	16	*	*	*

ING GET Fund - Series Q
2003	418	$10.50	4,385	-	1.25%	3.86%
2002	498	$10.11	5,031	2.28	1.25%	***
2001	364	$10.00	3,642	**	1.05%	**
2000	**	**	**	**	**	**

ING GET Fund - Series S
2003	3,106	$10.09 to $10.69	32,661	0.10	0.50% to 1.75%	4.08% to 5.34%
2002	4,624	$10.04 to $10.11	46,558	***	0.25% to 1.75%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP Balanced
2003	31,363	$10.22 to $31.70	659,370	1.96	0.25% to 1.50%	17.10% to 18.62%
2002	32,476	$10.03 to $26.92	597,925	1.06	0.00% to 1.50%	-11.64% to -10.62%
2001	36,765	$11.27 to $30.30	768,043	5.73	0.00% to 1.75%	-5.66% to -4.54%
2000	38,718	$11.85 to $31.93	875,436	*	*	*

ING VP Bond
2003	20,885	$10.04 to $71.97	408,185	1.72	0.25% to 1.50%	4.71% to 6.06%
2002	24,208	$13.07 to $68.41	458,178	3.22	0.00% to 1.50%	6.72% to 7.96%
2001	23,313	$12.15 to $63.81	409,596	6.40	0.00% to 1.75%	7.12% to 8.37%
2000	17,978	$11.26 to $59.29	301,919	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
ING VP Emerging Markets
2003	973	$8.38 to $8.41	$ 8,172	-%	1.00%	45.74% to 45.75%
2002	871	$5.75 to $5.77	5,020	-	1.00%	-10.24% to -10.23%
2001	859	$6.41 to $6.43	5,519	20.84	1.00% to 1.25%	-11.54% to -11.37%
2000	878	$7.24 to $7.25	6,367	*	*	*
ING VP Money Market
2003	17,666	$10.00 to $49.72	257,477	1.79	0.25% to 1.50%	-0.61% to .66%
2002	23,887	$11.78 to $49.45	368,846	3.78	0.00% to 1.50%	0.11% to 1.27%
2001	24,401	$11.68 to $48.83	374,569	5.45	0.00% to 1.75%	2.38% to 3.62%
2000	21,736	$11.32 to $47.51	322,714	*	*	*
ING VP Natural Resources
2003	940	$10.76 to $17.40	13,971	-	0.25% to 1.50%	28.54% to 30.12%
2002	1,022	$8.30 to $13.46	11,897	0.18	0.00% to 1.50%	-3.56% to -2.54%
2001	1,061	$8.54 to $13.82	12,751	-	0.00% to 1.75%	-17.19% to -16.23%
2000	1,140	$10.24 to $16.64	16,696	*	*	*
ING MFS Total Return
2003	701	$11.28 to $12.03	8,289	****	0.55% to 1.50%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****
ING T. Rowe Price Equity Income
2003	166	$12.20 to $13.01	2,143	****	0.55% to 1.50%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING DSI Enhanced Index
2003	101	$7.76 to $10.13	$ 800	0.65%	0.60% to 1.50%	25.57% to 26.56%
2002	19	$6.18 to $8.04	126	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Aggressive Growth-Initial Class
2003	1	$14.26	16	-	0.00%	-
2002	-	$9.58	-	***	0.00%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Aggressive Growth-Service Class
2003	1,287	$7.13 to $10.49	9,420	-	0.45% to 1.50%	42.51% to 43.68%
2002	166	$5.00 to $7.32	902	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Alger Growth
2003	253	$8.57 to $10.38	2,194	-	0.40% to 1.50%	32.25% to 33.38%
2002	39	$6.48 to $6.85	255	***	0.75% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING American Century Small Cap Value
2003	582	$10.77 to $10.94	6,307	0.17	0.55% to 1.50%	33.46% to 34.73%
2002	227	$8.07 to $8.12	1,834	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING Baron Small Cap Growth
2003	1,313	$10.23 to $13.03	$ 15,257	-%	0.40% to 1.50%	31.49% to 32.65%
2002	372	$8.67 to $8.73	3,239	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Goldman Sachs® Capital Growth
2003	83	$9.27 to $10.37	827	-	0.60% to 1.50%	21.72% to 22.96%
2002	43	$7.59 to $8.32	347	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING JPMorgan Fleming International
2003	8,116	$9.30 to $19.47	126,504	0.98	0.25% to 1.50%	27.52% to 29.04%
2002	8,676	$7.24 to $15.19	107,839	0.62	0.00% to 1.50%	-19.30% to -18.37%
2001	9,398	$8.90 to $18.73	145,566	23.69	0.00% to 1.75%	-28.02% to -27.18%
2000	10,064	$12.27 to $25.91	219,543	*	*	*

ING JPMorgan Mid Cap Value
2003	339	$10.24 to $11.93	3,999	0.44	0.45% to 1.50%	28.20% to 29.21%
2002	113	$9.15 to $9.21	1,038	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING MFS Capital Opportunities
2003	8,274	$8.73 to $26.23	151,497	0.19	0.25% to 1.50%	26.12% to 27.71%
2002	8,811	$7.36 to $20.69	129,150	-	0.00% to 1.50%	-31.20% to -30.41%
2001	9,985	$10.67 to $29.93	216,006	18.63	0.00% to 1.75%	-25.88% to -25.02%
2000	9,596	$14.36 to $40.20	291,499	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING MFS Global Growth
2003	119	$10.78 to $10.94	$ 1,294	-%	0.65% to 1.50%	29.96% to 30.90%
2002	24	$8.30 to $8.35	202	***	0.70% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING MFS Research Equity
2003	10,747	$8.55 to $14.33	128,075	0.58	0.25% to 1.50%	23.02% to 24.66%
2002	11,666	$6.95 to $11.58	114,492	0.20	0.00% to 1.50%	-26.01% to -25.15%
2001	12,954	$9.39 to $15.50	172,262	20.46	0.00% to 1.75%	-22.07% to -21.20%
2000	13,514	$12.05 to $19.72	234,529	*	*	*

ING OpCap Balanced Value
2003	752	$10.29 to $12.58	9,183	1.63	0.55% to 1.50%	28.44% to 29.44%
2002	59	$8.00 to $9.69	515	***	0.70% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING PIMCO Total Return
2003	2,845	$10.02 to $11.20	31,227	3.56	0.40% to 1.50%	2.52% to 3.44%
2002	1,518	$10.70 to $10.77	16,279	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Salomon Brothers Aggressive Growth
2003	22,307	$7.60 to $13.51	239,784	-	0.25% to 1.50%	36.05% to 37.92%
2002	21,979	$5.54 to $9.90	175,927	-	0.00% to 1.50%	-36.27% to -35.53%
2001	24,305	$8.63 to $15.50	305,237	6.20	0.00% to 1.75%	-26.33% to -25.47%
2000	24,658	$11.63 to $20.98	425,188	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING Salomon Brothers Fundamental Value
2003	578	$10.39 to $16.78	$ 9,414	1.39%	0.55% to 1.50%	38.62% to 39.78%
2002	23	$7.48 to $11.99	244	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Salomon Brothers Investors Value
2003	321	$9.88 to $12.92	4,019	0.69	0.55% to 1.50%	29.49% to 30.54%
2002	67	$7.62 to $9.89	635	***	0.60% to 1.40%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING T. Rowe Price Growth Equity
2003	13,740	$10.37 to $21.86	246,603	0.15	0.00% to 1.50%	28.96% to 30.55%
2002	12,185	$9.02 to $16.86	169,889	0.19	0.00% to 1.50%	-24.44% to -23.64%
2001	12,122	$11.85 to $22.20	223,753	15.67	0.00% to 1.75%	-11.56% to -10.53%
2000	11,636	$13.30 to $24.99	244,865	*	*	*

ING UBS Tactical Asset Allocation
2003	50	$9.55 to $30.04	911	0.14	0.55% to 1.50%	25.13% to 26.26%
2002	42	$7.61 to $23.76	474	***	0.60% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING Van Kampen Comstock
2003	2,951	$10.46 to $12.47	32,018	0.89	0.40% to 1.50%	27.74% to 28.90%
2002	983	$8.29 to $8.35	8,175	***	0.55% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING VP Strategic Allocation Balanced
2003	4,016	$10.24 to $16.55	$ 58,446	1.48%	0.25% to 1.50%	17.67% to 19.12%
2002	3,907	$8.84 to $13.98	47,846	2.59	0.00% to 1.50%	-10.89% to -9.85%
2001	4,144	$9.85 to $15.59	57,038	2.54	0.00% to 1.75%	-8.39% to -7.32%
2000	4,127	$10.67 to $16.92	62,530	*	*	*

ING VP Strategic Allocation Growth
2003	4,838	$9.86 to $16.92	69,833	0.88	0.25% to 1.50%	22.46% to 23.96%
2002	4,739	$7.99 to $13.73	56,046	1.75	0.00% to 1.50%	-15.04% to -14.06%
2001	4,817	$9.34 to $16.07	67,010	1.60	0.00% to 1.75%	-12.87% to -11.85%
2000	4,801	$10.63 to $18.33	77,057	*	*	*

ING VP Strategic Allocation Income
2003	2,238	$10.18 to $16.50	33,837	2.30	0.25% to 1.50%	11.92% to 13.28%
2002	2,347	$10.23 to $14.66	31,610	3.44	0.00% to 1.50%	-5.77% to -4.68%
2001	2,600	$10.77 to $15.41	37,096	4.35	0.00% to 1.75%	-3.84% to -2.71%
2000	2,622	$11.12 to $15.89	39,124	*	*	*

ING VP Growth and Income
2003	121,775	$7.87 to $249.58	2,310,967	-	0.25% to 1.50%	24.14% to 25.78%
2002	139,292	$6.29 to $199.83	2,141,418	0.84	0.00% to 1.50%	-26.11% to -25.25%
2001	162,099	$8.45 to $268.94	3,399,498	0.60	0.00% to 1.75%	-19.62% to -18.68%
2000	178,363	$10.44 to $332.72	4,739,548	*	*	*

ING GET Fund US Core - Series 1
2003	231	$10.28	2,378	****	1.25%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING GET Fund US Core - Series 2
2003	2,055	$10.03 to $10.05	$ 20,639	**** %	1.05% to 1.65%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

ING GET Fund US Core - Series 3
2003	21	$9.99 to $10.00	207	****	0.80% to 1.25%	****
2002	****	****	****	****	****	****
2001	****	****	****	****	****	****
2000	****	****	****	****	****	****

ING VP Technology
2003	12,668	$3.64 to $10.26	47,295	-	0.25% to 1.50%	43.36% to 45.25%
2002	8,904	$2.53 to $2.64	23,001	-	0.00% to 1.50%	-42.16% to -41.49%
2001	7,145	$4.35 to $4.50	31,754	-	0.00% to 1.75%	-24.13% to -23.22%
2000	4,262	$5.71 to $5.87	24,855	*	*	*

ING VP Growth
2003	7,779	$5.06 to $14.18	95,972	-	0.25% to 1.50%	28.43% to 30.14%
2002	7,963	$3.92 to $10.79	76,539	-	0.00% to 1.50%	-30.00% to -29.19%
2001	8,753	$5.57 to $15.43	120,765	11.29	0.00% to 1.75%	-28.16% to -27.32%
2000	8,901	$7.72 to $21.24	171,159	*	*	*

ING VP Index Plus LargeCap
2003	31,590	$9.74 to $17.85	503,421	1.04	0.25% to 1.50%	24.22% to 25.85%
2002	29,577	$8.36 to $14.03	378,460	0.24	0.00% to 1.50%	-22.70% to -21.80%
2001	27,743	$10.73 to $18.18	459,606	4.07	0.00% to 1.75%	-14.92% to -13.92%
2000	25,137	$12.52 to $21.13	488,938	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING VP Index Plus MidCap
2003	14,056	$10.18 to $17.68	$ 233,761	0.39%	0.25% to 1.50%	30.49% to 32.14%
2002	11,364	$12.33 to $13.38	144,261	0.45	0.00% to 1.50%	-13.40% to -12.40%
2001	6,071	$14.24 to $15.20	88,491	5.86	0.00% to 1.75%	-2.80% to-1.67%
2000	3,705	$14.65 to $15.46	55,395	*	*	*

ING VP Index Plus SmallCap
2003	7,540	$10.20 to $13.42	93,931	0.17	0.25% to 1.50%	34.15% to 35.83%
2002	5,909	$8.96 to $9.88	54,579	0.17	0.00% to 1.50%	-14.50% to -13.51%
2001	2,687	$10.48 to $11.37	28,860	4.91	0.00% to 1.75%	0.87% to 2.05%
2000	1,211	$9.94 to $11.14	12,843	*	*	*

ING VP International Equity
2003	1,451	$5.79 to $10.52	11,933	1.01	0.25% to 1.50%	30.10% to 31.82%
2002	1,316	$4.43 to $6.40	8,248	0.22	0.00% to 1.50%	-27.77% to -26.93%
2001	1,269	$6.10 to $8.79	10,978	0.11	0.00% to 1.75%	-25.02% to -24.14%
2000	1,117	$8.09 to $11.62	12,949	*	*	*

ING VP Small Company
2003	9,733	$9.73 to $20.60	167,432	0.25	0.25% to 1.50%	35.44% to 37.18%
2002	9,115	$7.15 to $14.86	115,085	0.48	0.00% to 1.50%	-24.37% to -23.50%
2001	7,976	$9.41 to $19.68	134,200	3.51	0.00% to 1.75%	2.44% to 3.64%
2000	6,314	$9.15 to $19.00	104,712	*	*	*

ING VP Value Opportunity
2003	8,963	$8.85 to $17.11	133,176	0.77	0.25% to 1.50%	22.79% to 24.30%
2002	9,633	$9.09 to $13.82	115,345	0.46	0.00% to 1.50%	-27.07% to -26.22%
2001	7,322	$12.37 to $18.98	118,660	4.66	0.00% to 1.75%	-10.97% to -9.93%
2000	3,530	$13.79 to $20.91	63,066	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)	(lowest to highest)	(lowest to highest)
ING VP Growth Opportunities
2003	164	$7.86 to $8.04	$ 1,297	-%	0.55% to 1.50%	31.33% to 32.24%
2002	26	$6.00 to $6.08	158	-	0.55% to 1.40%	-32.22%
2001	1	$8.92	10	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP International Value
2003	3,157	$10.17 to $11.47	32,591	1.19	0.40% to 1.50%	27.92% to 29.37%
2002	1,603	$7.95 to $8.07	12,825	0.86	0.45% to 1.50%	-16.56% to -16.17%
2001	160	$9.54 to $9.56	1,529	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP MagnaCap
2003	177	$8.80 to $8.93	1,571	1.04	0.60% to 1.50%	29.18% to 30.17%
2002	80	$6.82 to $6.86	544	***	0.60% to 1.40%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

ING VP MidCap Opportunities
2003	447	$9.28 to $9.50	4,191	-	0.55% to 1.50%	34.69% to 35.91%
2002	66	$6.89 to $6.99	457	-	0.55% to 1.50%	-26.79% to -26.57%
2001	3	$9.45 to $9.46	30	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING VP SmallCap Opportunities
2003	1,170	$6.78 to $6.96	8,045	-	0.40% to 1.50%	36.69% to 38.10%
2002	446	$4.96 to $5.04	2,239	-	0.45% to 1.50%	-44.29% to -44.13%
2001	7	$8.95 to $8.96	59	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Balanced
2003	19,201	$9.36 to $24.66	$ 385,094	2.22%	0.25% to 1.50%	12.34% to 13.76%
2002	19,717	$8.29 to $21.87	353,540	2.57	0.00% to 1.50%	-7.84% to -6.77%
2001	17,000	$8.95 to $23.65	338,450	2.71	0.00% to 1.75%	-6.13% to -5.04%
2000	13,548	$9.49 to $25.11	296,054	*	*	*

Janus Aspen Capital Appreciation
2003	423	$7.32 to $9.88	3,177	0.27	1.00% to 1.25%	18.75% to 19.02%
2002	326	$6.15 to $8.32	2,019	0.33	1.00% to 1.25%	-16.77%
2001	72	$7.39	530	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Janus Aspen Flexible Income
2003	5,268	$10.03 to $20.59	89,994	4.83	0.25% to 1.50%	4.82% to 6.09%
2002	5,626	$12.74 to $19.53	92,271	4.52	0.00% to 1.50%	8.83% to 10.09%
2001	3,776	$11.67 to $17.78	56,744	6.11	0.00% to 1.75%	6.13% to 7.36%
2000	2,595	$10.97 to $16.61	36,898	*	*	*

Janus Aspen Growth
2003	15,153	$9.27 to $19.13	239,988	0.09	0.25% to 1.50%	29.72% to 31.47%
2002	16,346	$7.70 to $14.67	199,166	-	0.00% to 1.50%	-27.61% to -26.77%
2001	18,060	$10.56 to $20.16	305,619	0.25	0.00% to 1.75%	-25.86% to -25.00%
2000	17,916	$14.14 to $27.07	412,686	*	*	*

Janus Aspen Mid Cap Growth
2003	30,177	$9.11 to $20.68	459,241	-	0.25% to 1.50%	33.11% to 34.86%
2002	31,862	$7.88 to $15.46	369,184	-	0.00% to 1.50%	-29.01% to -28.04%
2001	34,630	$11.02 to $21.67	569,410	-	0.00% to 1.75%	-40.36% to -39.66%
2000	33,795	$18.33 to $36.17	950,193	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Janus Aspen Worldwide Growth
2003	31,018	$9.09 to $22.51	$ 536,188	1.06%	0.25% to 1.50%	22.11% to 23.74%
2002	36,207	$7.94 to $18.36	513,443	0.87	0.00% to 1.50%	-26.61% to -25.61%
2001	40,344	$10.75 to $24.94	783,656	0.45	0.00% to 1.75%	-23.60% to -22.71%
2000	42,211	$13.96 to $32.52	1,083,720	*	*	*

Janus Twenty
2003	117	$4.79 to $4.81	563	0.63	0.95% to 1.10%	23.97% to 24.09%
2002	99	$3.86 to $3.88	383	0.63	0.95% to 1.10%	-24.85% to -24.74%
2001	97	$5.14 to $5.15	497	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Lord Abbet Growth and Income
2003	4,951	$10.10 to $10.44	50,532	0.93	0.45% to 1.50%	28.99% to 30.39%
2002	1,545	$7.83 to $7.93	12,172	1.05	0.55% to 1.50%	-19.17% to -18.81%
2001	126	$9.70 to $9.72	1,226	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Lord Abbett Mid-Cap Value - Class VC
2003	2,735	$10.19 to $12.77	28,509	0.67	0.45% to 1.50%	22.92% to 24.05%
2002	1,213	$8.29 to $8.41	10,124	1.08	0.55% to 1.50%	-10.91% to -10.64%
2001	28	$9.34 to $9.35	265	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

MFS® Total Return
2003	4,414	$13.12 to $13.19	58,033	1.66	1.00% to 1.10%	14.99% to 15.20%
2002	3,443	$11.41 to $11.45	39,338	1.50	1.00% to 1.10%	-6.21% to -6.11%
2001	1,743	$12.16 to $12.20	21,228	3.77	1.05% to 1.25%	-1.00% to -0.81%
2000	395	$12.28 to $12.30	4,860	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)
Oppenheimer Developing Markets
2003	429	$14.57	$ 6,248	4.56%	1.00%	63.52%
2002	145	$8.91	1,294	2.50	1.00%	-2.58%
2001	24	$9.15 to $13.82	223	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Oppenheimer Aggressive Growth
2003	-	-	4	-	1.25%	-
2002	-	-	3	***	1.25%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Oppenheimer Global Securities
2003	16,092	$10.51 to $16.20	251,043	0.55	0.25% to 1.50%	40.97% to 43.00%
2002	10,640	$10.74 to $11.36	117,400	0.51	0.00% to 1.50%	-23.30% to -22.41%
2001	6,078	$14.01 to $14.59	86,986	10.25	0.00% to 1.75%	-13.36% to -12.34%
2000	3,052	$16.17 to $16.76	50,259	*	*	*

Oppenheimer Main Street®
2003	-	-	32	-	1.25% to 1.50%	-
2002	-	-	28	***	1.25% to 1.50%	***
2001	***	***	***	***	***	***
2000	***	***	***	***	***	***

Oppenheimer Strategic Bond
2003	2,470	$10.13 to $13.81	32,607	5.57	0.25% to 1.50%	16.27% to 17.73%
2002	1,474	$11.06 to $11.73	16,662	6.58	0.00% to 1.50%	5.84% to 7.07%
2001	924	$10.45 to $10.91	9,817	6.28	0.00% to 1.75%	3.28% to 4.48%
2000	586	$10.12 to $10.79	6,010	*	*	*

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

				Investment
	Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division	(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Pax World Balanced
2003	378	$9.43 to $9.56	$ 3,605	1.04%	0.85% to 1.25%	15.85% to 16.30%
2002	195	$8.14 to $8.22	1,605	1.68	0.85% to 1.25%	-9.77%
2001	254	$9.10	2,309	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Equity Income
2003	1,096	$9.61 to $12.14	10,691	2.39	0.45% to 1.50%	20.73% to 21.93%
2002	472	$7.96 to $8.07	3,782	2.54	0.55% to 1.50%	-16.99% to -16.62%
2001	9	$9.60 to $9.62	88	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Fund
2003	165	$9.15 to $9.37	1,522	1.13	0.55% to 1.50%	21.84% to 23.13%
2002	57	$7.51 to $7.61	432	1.24	0.55% to 1.50%	-20.16% to -19.80%
2001	1	$9.41 to $9.43	9	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

Pioneer Mid Cap Value
2003	983	$10.27 to $13.46	11,735	0.16	0.55% to 1.50%	35.44% to 36.73%
2002	245	$8.70 to $8.82	2,143	0.33	0.55% to 1.50%	-12.53% to -12.05%
2001	8	$9.95 to $9.97	81	**	0.00% to 1.75%	**
2000	**	**	**	**	**	**

ING LIFE INSURANCE AND ANNUITY COMPANY

VARIABLE ANNUITY ACCOUNT C

Notes to Financial Statements

Investment
		Units	Unit Fair Value	Net Assets	Income	Expense RatioB	Total ReturnC
Division		(000's)	(lowest to highest)	(000's)	RatioA	(lowest to highest)	(lowest to highest)

Templeton Foreign
	2003	-	-	$ -	**** %	0.00% to 0.90%	****
	2002	****	****	****	****	****	****
	2001	****	****	****	****	****	****
	2000	****	****	****	****	****	****

*	Not provided for 2000
**	As this investment Division was not available until 2001, this data is not meaningful and therefore is not presented
***	As this investment Division was not available until 2002, this data is not meaningful and therefore is not presented
****	As this investment Division was not available until 2003, this data is not meaningful and therefore is not presented

A	The Investment Income Ratio represents dividends received by the Division, excluding capital gains distributions, divided by the average net assets.
The recognition of investment income is determined by the timing of the declaration of dividends by the underlying fund in which the Division invests.
B	The Expense Ratio considers only the expenses borne directly by the Account and is equal to the mortality and expense charge, plus the annual administrative charge, as defined in Note 3. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.
C	Total Return is calculated as the change in unit value for each Contract presented in Note 7. Certain items in this table are presented as a range of minimum and maximum values; however, such information is calculated independently for each column in the table.

ING Life Insurance And Annuity Company And Subsidiaries (A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Index to Consolidated Financial Statements
Page

Report of Independent Auditors	C-2

Consolidated Financial Statements

Consolidated Income Statements for the years ended
December 31, 2003, 2002 and 2001	C-3

Consolidated Balance Sheets as of
December 31, 2003 and 2002	C-4

Consolidated Statements of Changes in Shareholder's Equity for the years ended
December 31, 2003, 2002 and 2001	C-5

Consolidated Statements of Cash Flows for the years ended
December 31, 2003, 2002 and 2001	C-6

Notes to Consolidated Financial Statements	C-7

Report of Independent Auditors

The Board of Directors

ING Life Insurance and Annuity Company

We have audited the accompanying consolidated balance sheets of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the related consolidated income statements, consolidated statements of changes in shareholder's equity, and consolidated statements of cash flows for each of the three years in the period ended December 31, 2003. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of ING Life Insurance and Annuity Company as of December 31, 2003 and 2002, and the results of its operations and its cash flows for each of the three years ended December 31, 2003, in conformity with accounting principles generally accepted in the United States.

As discussed in Note 1 to the financial statements, the Company changed its accounting principle for goodwill and other intangible assets effective January 1, 2002.

/s/ Ernst & Young LLP

Atlanta, Georgia

March 22, 2004

ING Life Insurance And Annuity Company And Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Income Statements

(Millions)
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2003	2002	2001
Revenues:
Premiums	$ 95.8	$ 98.7	$ 114.2
Fee income	384.3	418.2	553.4
Net investment income	919.1	959.5	888.4
Net realized capital gains (losses)	64.5	(101.0)	(21.0)
Total revenue	1,463.7	1,375.4	1,535.0
Benefits, losses and expenses:
Benefits:
Interest credited and other benefits
to policyholders	757.6	746.4	729.6
Underwriting, acquisition, and insurance expenses:
General expenses	421.2	392.5	559.9
Commissions	122.4	124.0	101.2
Policy acquisition costs deferred	(159.7)	(155.1)	(216.9)
Amortization:
Deferred policy acquisition costs and value
of business acquired	106.5	181.5	112.0
Goodwill	-	-	61.9
Total benefits, losses and expenses	1,248.0	1,289.3	1,347.7
Income before income taxes and cumulative effect of
change in accounting principle	215.7	86.1	187.3
Income tax expense	61.1	18.6	87.4
Income before cumulative effect of change
in accounting principle	154.6	67.5	99.9
Cumulative effect of change in accounting principle	-	(2,412.1)	-
Net income (loss)	$ 154.6	$ (2,344.6)	$ 99.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance And Annuity Company And Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Balance Sheets

(Millions, except share data)
	As of December 31,
	2003	2002
Assets:
Investments:
Fixed maturities, available for sale, at fair value
(amortized cost of $16,961.7 at 2003 and $15,041.2 at 2002)	$ 17,574.3	$ 15,767.0
Equity securities at fair value:
Nonredeemable preferred stock (cost of $34.1 at 2003 and $34.2 at 2002)	34.1	34.2
Investment in affiliated mutual funds (cost of $112.3 at 2003 and $203.9 at 2002)	121.7	201.0
Common stock (cost of $0.1 at 2003 and $0.2 at 2002)	0.1	0.2
Mortgage loans on real estate	754.5	576.6
Policy loans	270.3	296.3
Short-term investments	1.0	6.2
Other investments	52.6	52.2
Securities pledged to creditors (amortized cost of $117.7 at
2003 and $154.9 at 2002)	120.2	155.0
Total investments	18,928.8	17,088.7
Cash and cash equivalents	57.8	65.4
Short term investments under securities loan agreement	123.9	164.3
Accrued investment income	169.6	170.9
Reinsurance recoverable	2,953.2	2,986.5
Deferred policy acquisition costs	307.9	229.8
Value of business acquired	1,415.4	1,438.4
Property, plant and equipment (net of accumulated depreciation
of $79.8 at 2003 and $56.0 at 2002)	31.7	49.8
Other assets	129.6	145.8
Assets held in separate accounts	33,014.7	28,071.1
Total assets	$ 57,132.6	$ 50,410.7
Liabilities and Shareholder's Equity
Policy liabilities and accruals:
Future policy benefits and claims reserves	$ 3,379.9	$ 3,305.2
Unpaid claims and claim expenses	25.4	30.0
Other policyholders' funds	15,871.3	14,756.0
Total policy liabilities and accruals	19,276.6	18,091.2
Payable under securities loan agreement	123.9	164.3
Current income taxes	85.6	84.5
Deferred income taxes	184.7	163.1
Other liabilities	1,801.2	1,573.7
Liabilities related to separate accounts	33,014.7	28,071.1
Total liabilities	54,486.7	48,147.9
Shareholder's equity:
Common stock (100,000 shares authorized; 55,000
shares issued and outstanding, $50.00 per share per value)	2.8	2.8
Additional paid-in capital	4,646.5	4,416.5
Accumulated other comprehensive income	106.8	108.3
Retained deficit	(2,110.2)	(2,264.8)
Total shareholder's equity	2,645.9	2,262.8
Total liabilities and shareholder's equity	$ 57,132.6	$ 50,410.7

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance And Annuity Company And Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Changes in Shareholder's Equity

(Millions)
			Accumulated
		Additional	Other	Retained	Total
	Common	Paid-In	Comprehensive	Earnings	Shareholder's
	Stock	Capital	Income (Loss)	(Deficit)	Equity

Balance at December 31, 2000	$ 2.8	$ 4,303.8	$ 25.4	$ 12.6	$ 4,344.6
Comprehensive income:
Net income	-	-	-	99.9	99.9
Other comprehensive income
net of tax:
Unrealized gain on securities
($32.5 pretax)	-	-	21.2	-	21.2
Comprehensive income					121.1
Return of capital	-	(11.3)	-	-	(11.3)
Other changes	-	(0.1)	-	-	(0.1)
Balance at December 31, 2001	2.8	4,292.4	46.6	112.5	4,454.3

Comprehensive loss:
Net loss	-	-	-	(2,344.6)	(2,344.6)
Other comprehensive loss
net of tax:
Unrealized gain on securities
($94.9 pretax)	-	-	61.7	-	61.7
Comprehensive loss					(2,282.9)
Distribution of IA Holdco	-	(27.4)	-	(32.7)	(60.1)
Capital contributions	-	164.3	-	-	164.3
SERP - transfer	-	(15.1)	-	-	(15.1)
Other changes	-	2.3	-	-	2.3
Balance at December 31, 2002	2.8	4,416.5	108.3	(2,264.8)	2,262.8
Comprehensive income:
Net income	-	-	-	154.6	154.6
Other comprehensive income
net of tax:
Unrealized loss on securities
(($2.4) pretax)	-	-	(1.5)	-	(1.5)
Comprehensive income					153.1
Capital contributions	-	230.0	-	-	230.0
Balance at December 31, 2003	$ 2.8	$ 4,646.5	$ 106.8	$ (2,110.2)	$ 2,645.9

The accompanying notes are an integral part of these consolidated financial statements.

ING Life Insurance And Annuity Company And Subsidiaries

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Consolidated Statements of Cash Flows

(Millions)
	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2003	2002	2001
Cash Flows from Operating Activities:
Net income (loss)	$ 154.6	$ (2,344.6)	$ 99.9
Adjustments to reconcile net income (loss) to net cash
provided by (used for) operating activities:
Net amortization (accretion) of (discounts) premiums
on investments	198.9	115.5	(1.2)
Net realized capital (gains) losses	(64.5)	101.0	21.0
Amortization of deferred policy acquisition costs	15.5	12.2	112.0
Amortization of value of business acquired	91.0	146.3	-
Depreciation of property, plant and equipment	23.3	20.9	8.4
(Increase) decrease in accrued investment income	1.3	(10.0)	(13.7)
(Increase) decrease in receivables	33.3	172.7	(95.6)
(Increase) decrease in value of business acquired	-	(6.9)	13.9
Amortization of goodwill	-	-	61.9
Impairment of goodwill	-	2,412.1	-
Policy acquisition costs deferred	(159.7)	(120.7)	(233.3)
Interest credited and other changes in insurance
reserve liabilities	705.9	953.7	(118.7)
Change in current income taxes payable and
other changes in assets and liabilities	233.1	51.9	(76.4)
Provision for deferred income taxes	22.1	23.6	89.5
Net cash provided by (used for) operating activities	1,254.8	1,527.7	(132.3)
Cash Flows from Investing Activities:
Proceeds from the sale, maturity, or repayment of:
Fixed maturities available for sale	29,977.9	26,315.3	15,338.5
Equity securities	130.2	57.2	4.4
Mortgages	16.3	2.0	5.2
Short-term investments	5.2	11,796.7	7,087.3
Acquisition of investments:
Fixed maturities available for sale	(31,951.6)	(28,105.5)	(16,489.8)
Equity securities	(34.8)	(81.8)	(50.0)
Short-term investments	-	(11,771.3)	(6,991.1)
Mortgages	(194.2)	(343.7)	(242.0)
Increase in policy loans	26.0	32.7	10.3
Purchase of property and equipment	(5.2)	(5.8)	7.4
Change in other investments	(13.3)	(47.8)	(4.7)
Net cash used for investing activities	(2,043.5)	(2,152.0)	(1,324.5)
Cash Flows from Financing Activities:
Deposits and interest credited for investment contracts	2,040.5	1,332.5	1,941.5
Maturities and withdrawals from insurance contracts	(1,745.5)	(741.4)	(1,082.7)
Transfers to/from separate accounts	256.1	16.6	(105.0)
Capital contributions	230.0	-	-
Return of capital	-	-	(11.3)
Net cash provided by financing activities	781.1	607.7	742.5
Net decrease in cash and cash equivalents	(7.6)	(16.6)	(714.3)
Cash and cash equivalents, beginning of period	65.4	82.0	796.3
Cash and cash equivalents, end of period	$ 57.8	$ 65.4	$ 82.0
Supplemental cash flow information:
Income taxes (received) paid, net	$ 29.8	$ 6.7	$ (12.3)

The accompanying notes are an integral part of these consolidated financial statements.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Significant Accounting Policies

Principles of Consolidation

ING Life Insurance and Annuity Company ("ILIAC"), and its wholly-owned subsidiaries (collectively, the "Company") are providers of financial products and services in the United States. These consolidated financial statements include ILIAC and its wholly-owned subsidiaries, ING Insurance Company of America ("IICA"), ING Financial Advisers, LLC ("IFA") and, through February 28, 2002, ING Investment Adviser Holding, Inc. ("IA Holdco"). Until March 30, 2003, ILIAC was a wholly-owned subsidiary of ING Retirement Holdings, Inc. ("HOLDCO"), which was a wholly-owned subsidiary of ING Retirement Services, Inc. ("IRSI"). Until March 30, 2003, IRSI was a wholly-owned subsidiary of Lion Connecticut Holding, Inc. ("Lion"), which in turn was ultimately owned by ING Groep N.V. ("ING"), a financial services company based in The Netherlands. On March 30, 2003, a series of mergers occurred in the following order: IRSI merged into Lion, HOLDCO merged into Lion and IA Holdco merged into Lion. As a result, ILIAC is now a direct wholly-owned subsidiary of Lion.

HOLDCO contributed IFA to the Company on June 30, 2000 and contributed IA Holdco to the Company on July 1, 1999. On February 28, 2002, ILIAC distributed 100% of the stock of IA Holdco to HOLDCO in the form of a $60.1 million dividend distribution. The primary operating subsidiary of IA Holdco is Aeltus Investment Management, Inc. ("Aeltus"). Accordingly, fees earned by Aeltus were not included in Company results subsequent to the dividend date. As a result of this transaction, the Investment Management Services is no longer reflected as an operating segment of the Company.

On December 13, 2000, ING America Insurance Holdings, Inc. ("ING AIH"), an indirect wholly-owned subsidiary of ING, acquired Aetna Inc., comprised of the Aetna Financial Services business, of which the Company is a part, and Aetna International businesses, for approximately $7,700.0 million. The purchase price was comprised of approximately $5,000.0 million in cash and the assumption of $2,700.0 million of outstanding debt and other net liabilities. In connection with the acquisition, Aetna Inc. was renamed Lion.

In the fourth quarter of 2001, ING announced its decision to pursue a move to a fully integrated U.S. structure that would separate manufacturing from distribution in its retail and worksite operations to support a more customer-focused business strategy. As a result of the integration, the Company's Worksite Products and Individual Products operating segments were realigned into one reporting segment, U.S. Financial Services ("USFS").

USFS offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for individuals and employer sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403 and 457, as well as nonqualified deferred compensation plans.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Annuity contracts may be deferred or immediate (payout annuities). These products also include programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options, including affiliated and nonaffiliated mutual funds and variable and fixed investment options. In addition, USFS offers wrapper agreements entered into with retirement plans which contain certain benefit responsive guarantees (i.e. liquidity guarantees of principal and previously accrued interest for benefits paid under the terms of the plan) with respect to portfolios of plan-owned assets not invested with the Company. USFS also offers investment advisory services and pension plan administrative services.

Investment Management Services, through February 28, 2002, provided: investment advisory services to affiliated and unaffiliated institutional and retail clients on a fee-for-service basis; underwriting services to the ING Series Fund, Inc. (formerly known as the Aetna Series Fund, Inc.), and the ING Variable Portfolios, Inc. (formerly known as the Aetna Variable Portfolios, Inc.); distribution services for other company products; and trustee, administrative, and other fiduciary services to retirement plans requiring or otherwise utilizing a trustee or custodian.

Description of Business

The Company offers qualified and nonqualified annuity contracts that include a variety of funding and payout options for employer-sponsored retirement plans qualified under Internal Revenue Code Sections 401, 403, 408 and 457, as well as nonqualified deferred compensation plans. The Company's products are offered primarily to individuals, pension plans, small businesses and employer-sponsored groups in the health care, government, educations (collectively "not-for-profit" organizations) and corporate markets. The Company's products generally are sold through pension professionals, independent agents and brokers, third party administrators, banks, dedicated career agents and financial planners.

Recently Adopted Accounting Standards

Accounting for Goodwill and Intangible Assets

During 2002, the Company adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 142, Goodwill and Other Intangible Assets ("FAS No. 142"). The adoption of this standard resulted in an impairment loss of $2,412.1 million. The Company, in accordance with FAS No. 142, recorded the impairment loss retroactive to the first quarter of 2002; prior quarters of 2002 were restated accordingly. This impairment loss represented the entire carrying amount of goodwill, net of accumulated amortization. This impairment charge was shown as a change in accounting principle on the December 31, 2002 Consolidated Income Statement.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Application of the nonamortization provision (net of tax) of the standard resulted in an increase in net income of $61.9 million for the twelve months ended December 31, 2001. Had the Company been accounting for goodwill under FAS No. 142 for all periods presented, the Company's net income would have been as follows:

Year ended
December 31,
2001
(Millions)
Reported net income after tax	$ 99.9
Add back goodwill amortization, net of tax	61.9
Adjusted net income after tax	$ 161.8

Accounting for Derivative Instruments and Hedging Activities

In June 1998, the FASB issued FAS No. 133, Accounting for Derivative Instruments and Hedging Activities, as amended and interpreted by FAS No. 137, Accounting for Derivative Instruments and Hedging Activities - Deferral of the Effective Date of FASB Statement 133, FAS No.138, Accounting for Certain Derivative Instruments and Certain Hedging Activities - an Amendment of FAS No. 133, and certain FAS No. 133 implementation issues. This standard, as amended, requires companies to record all derivatives on the balance sheet as either assets or liabilities and measure those instruments at fair value. The manner in which companies are to record gains or losses resulting from changes in the fair values of those derivatives depends on the use of the derivative and whether it qualifies for hedge accounting. FAS No. 133 was effective for the Company's financial statements beginning January 1, 2001.

Adoption of FAS No.133 did not have a material effect on the Company's financial position or results of operations given the Company's limited derivative holdings and embedded derivative holdings.

The Company utilizes, interest rate swaps, caps and floors, foreign exchange swaps and warrants in order to manage interest rate and price risk (collectively, market risk). These financial exposures are monitored and managed by the Company as an integral part of the overall risk management program. Derivatives are recognized on the balance sheet at their fair value. The Company chose not to designate its derivative instruments as part of hedge transactions. Therefore, changes in the fair value of the Company's derivative instruments are recorded immediately in the consolidated statements of income as part of realized capital gains and losses.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Warrants are carried at fair value and are recorded as either derivative instruments or FAS No. 115 available for sale securities. Warrants that are considered derivatives are carried at fair value if they are readily convertible to cash. The values of these warrants can fluctuate given that the companies that underlie the warrants are non-public companies. At December 31, 2003 and 2002, the estimated value of these warrants, including the value of their effectiveness, in managing market risk, was immaterial. These warrants will be revalued each quarter and the change in the value of the warrants will be included in the consolidated statements of income.

The Company, at times, may own warrants on common stock which are not readily convertible to cash as they contain certain conditions which preclude their convertibility and therefore, will not be included in assets or liabilities as derivatives. If conditions are satisfied and the underlying stocks become marketable, the warrants would be reclassified as derivatives and recorded at fair value as an adjustment through current period results of operations.

The Company occasionally purchases a financial instrument that contains a derivative that is "embedded" in the instrument. In addition, the Company's insurance products are reviewed to determine whether they contain an embedded derivative. The Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to the economic characteristics of the remaining component of the financial instrument or insurance product (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and carried at fair value. However, in cases where the host contract is measured at fair value, with changes in fair value reported in current period earnings or the Company is unable to reliably identify and measure the embedded derivative for separation from its host contracts, the entire contract is carried on the balance sheet at fair value and is not designated as a hedging instrument.

The Derivative Implementation Group ("DIG") responsible for issuing guidance on behalf of the FASB for implementation of FAS No. 133, Accounting for Derivative Instruments and Hedging Activities recently issued Statement Implementation Issue No. B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Credit Worthiness of the Obligor under Those Instruments ("DIG B36"). Under this interpretation, modified coinsurance and coinsurance with funds withheld reinsurance agreements as well as other types of receivables and payables where interest is

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

determined by reference to a pool of fixed maturity assets or total return debt index may be determined to contain embedded derivatives that are required to be bifurcated. The required date of adoption of DIG B36 for the Company was October 1, 2003. The Company completed its evaluation of DIG B36 and determined that the Company had modified coinsurance treaties that require implementation of the guidance. The applicable contracts, however, were determined to generate embedded derivatives with a fair value of zero. Therefore, the guidance, while implemented, did not impact the Company's financial position, results of operations or cash flows.

Guarantees

In November 2002, the FASB issued Interpretation No. 45 ("FIN 45"), Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others, to clarify accounting and disclosure requirements relating to a guarantor's issuance of certain types of guarantees. FIN 45 requires entities to disclose additional information of certain guarantees, or groups of similar guarantees, even if the likelihood of the guarantor's having to make any payments under the guarantee is remote. The disclosure provisions are effective for financial statements for fiscal years ended after December 15, 2003. For certain guarantees, the interpretation also requires that guarantors recognize a liability equal to the fair value of the guarantee upon its issuance. This initial recognition and measurement provision is to be applied only on a prospective basis to guarantees issued or modified after December 31, 2003. The Company has performed an assessment of its guarantees and believes that all of its guarantees are excluded from the scope of this interpretation.

Variable Interest Entities

In January 2003, the FASB issued FASB Interpretation 46, Consolidation of Variable Interest Entities, an Interpretation of ARB No.51 ("FIN 46"). In December 2003, the FASB modified FIN 46 to make certain technical revisions and address certain implementation issues that had arisen. FIN 46 provides a new framework for identifying variable interest entities ("VIE") and determining when a company should include the assets, liabilities, noncontrolling interests and results of activities of a VIE in its consolidated financial statements.

In general, a VIE is a corporation, partnership, limited- liability corporation, trust, or any other legal structure used to conduct activities or hold assets that either (1) has an insufficient amount of equity to carry out its principal activities without additional subordinated financial support, (2) has a group of equity owners that are unable to make significant decisions about its activities, or (3) has a group of equity owners that do not have the obligation to absorb losses or the right to receive returns generated by its operations.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

FIN 46 requires a VIE to be consolidated if a party with an ownership, contractual or other financial interest in the VIE (a variable interest holder) is obligated to absorb a majority of the risk of loss from the VIE's activities, is entitled to receive a majority of the VIE's residual returns (if no party absorbs a majority of the VIE's losses), or both. A variable interest holder that consolidates the VIE is called the primary beneficiary. Upon consolidation, the primary beneficiary generally must initially record all of the VIE's assets, liabilities and noncontrolling interests at fair value and subsequently account for the VIE as if it were consolidated based on majority voting interest. FIN 46 also requires disclosures about VIEs that the variable interest holder is required to consolidate and additions for those VIEs it is not required to consolidate but in which it has a significant variable interest.

At December 31, 2003, the Company held the following investments that, for purposes of FIN 46, were evaluated and determined to not require consolidation in the Company's financial statements:

Asset Type	Purpose	Book Value (1)	Market Value

Private Corporate Securities - synthetic leases;
project financings; credit tenant leases	Investment Holdings	$ 1,600.1	$ 1,697.6

Foreign Securities - US VIE subsidiaries of
foreign companies	Investment Holdings	583.1	615.2

Commercial Mortgage Obligations (CMO)	Investment Holdings	6,038.8	6,109.4

Collateralized Debt Obligations (CDO)	Investment Holdings and/or
	Collateral Manager	20.9	12.3

Asset-Backed Securities (ABS)	Investment Holdings	949.6	975.8

Commercial Mortgage Backed Securities (CMBS)	Investment Holdings	1,278.5	1,380.2

(1) Represents maximum exposure to loss except for those structures for which the Company also receives asset management fees.

New Accounting Pronouncements

In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, which the Company intends to adopt on January 1, 2004. The impact on the financial statements is not known at this time.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from reported results using those estimates.

Reclassifications

Certain reclassifications have been made to prior year financial information to conform to the current year classifications.

Cash and Cash Equivalents

Cash and cash equivalents include cash on hand, money market instruments and other debt issues with a maturity of 90 days or less when purchased.

Investments
All of the Company's fixed maturity and equity securities are currently designated as available-for-sale. Available-for-sale securities are reported at fair value and unrealized gains and losses on these securities are included directly in shareholder's equity, after adjustment for related charges in deferred policy acquisition costs, value of business acquired, and deferred income taxes.

The Company analyzes the general account investments to determine whether there has been an other than temporary decline in fair value below the amortized cost basis in accordance with FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities. Management considers the length of time and the extent to which the fair value has been less than amortized cost; the financial condition and near-term prospects of the issuer; future economic conditions and market forecasts; and the Company's intent and ability to retain the investment in the issuer for a period of time sufficient to allow for recovery in fair value. If it is probable that all amounts due according to the contractual terms of a debt security will not be collected, an other than temporary impairment is considered to have occurred.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

In addition, the Company invests in structured securities that meet the criteria of Emerging Issues Task Force ("EITF") Issue No. 99-20 Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets. Under Issue No. EITF 99-20, a determination of the required impairment is based on credit risk and the possibility of significant prepayment risk that restricts the Company's ability to recover the investment. An impairment is recognized if the fair value of the security is less than amortized cost and there has been an adverse change in cash flow since the last remeasurement date.

When a decline in fair value is determined to be other than temporary, the individual security is written down to fair value and the loss is accounted for as a realized loss.

Included in available-for-sale securities are investments that support experience-rated products. Experience-rated products are products where the customer, not the Company, assumes investment (including realized capital gains and losses) and other risks, subject to, among other things, minimum guarantees. Realized gains and losses on the sale of, as well as unrealized capital gains and losses on, investments supporting these products are included in other policyholders' funds on the Consolidated Balance Sheets. Realized capital gains and losses on all other investments are reflected in the Company's results of operations. Unrealized capital gains and losses on all other investments are reflected in shareholder's equity, net of related income taxes.

Purchases and sales of fixed maturities and equity securities (excluding private placements) are recorded on the trade date. Purchases and sales of private placements and mortgage loans are recorded on the closing date.

Fair values for fixed maturities are obtained from independent pricing services or broker/dealer quotations. Fair values for privately placed bonds are determined using a matrix-based model. The matrix-based model considers the level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. The fair values for equity securities are based on quoted market prices. For equity securities not actively traded, estimated fair values are based upon values of issues of comparable yield and quality or conversion value where applicable.

The Company engages in securities lending whereby certain securities from its portfolio are loaned to other institutions for short periods of time. Initial collateral, primarily cash, is required at a rate of 102% of the market value of the loaned domestic securities. The collateral is deposited by the borrower with a lending agent, and retained and invested by the lending agent according to the Company's guidelines to generate additional income. The market value of the loaned securities is monitored on a daily basis with additional collateral obtained or refunded as the market value of the loaned securities fluctuates.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

In September 2000, the FASB issued FAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities. In accordance with this new standard, general account securities on loan are reflected on the Consolidated Balance Sheet as "Securities pledged to creditors". Total securities pledged to creditors at December 31, 2003 and 2002 consisted entirely of fixed maturities.

The investment in affiliated mutual funds represents an investment in mutual funds managed by the Company and its affiliates, and is carried at fair value.

Mortgage loans on real estate are reported at amortized cost less impairment writedowns. If the value of any mortgage loan is determined to be impaired (i.e., when it is probable the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement), the carrying value of the mortgage loan is reduced to the present value of expected cash flows from the loan, discounted at the loan's effective interest rate, or to the loan's observable market price, or the fair value of the underlying collateral. The carrying value of the impaired loans is reduced by establishing a permanent writedown charged to realized loss.

Policy loans are carried at unpaid principal balances, net of impairment reserves.

Short-term investments, consisting primarily of money market instruments and other fixed maturities issues purchased with an original maturity of 91 days to one year, are considered available for sale and are carried at fair value, which approximates amortized cost.

Reverse dollar repurchase agreement and reverse repurchase agreement transactions are accounted for as collateralized borrowings, where the amount borrowed is equal to the sales price of the underlying securities. These transactions are reported in "Other Liabilities."

The Company's use of derivatives is limited to economic hedging purposes. The Company enters into interest rate and currency contracts, including swaps, caps, and floors to reduce and manage risks associated with changes in value, yield, price, cash flow or exchange rates of assets or liabilities held or intended to be held. Changes in the fair value of open derivative contracts are recorded in net realized capital gains and losses.

On occasion, the Company sells call options written on underlying securities that are carried at fair value. Changes in the fair value of these options are recorded in net realized capital gains or losses.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Deferred Policy Acquisition Costs and Value of Business Acquired

Deferred Policy Acquisition Costs ("DAC") is an asset, which represents certain costs of acquiring certain insurance business, which are deferred and amortized. These costs, all of which vary with and are primarily related to the production of new and renewal business, consist principally of commissions, certain underwriting and contract issuance expenses, and certain agency expenses. Value of Business Acquired ("VOBA") is an asset, which represents the present value of estimated net cash flows embedded in the Company's contracts, which existed at the time the Company was acquired by ING. DAC and VOBA are evaluated for recoverability at each balance sheet date and these assets would be reduced to the extent that gross profits are inadequate to recover the asset.

The amortization methodology varies by product type based upon two accounting standards: FAS No. 60, Accounting and Reporting by Insurance Enterprises ("FAS No. 60") and FAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and Realized Gains and Losses from the Sale of Investments ("FAS No. 97").

Under FAS No. 60, acquisition costs for traditional life insurance products, which primarily include whole life and term life insurance contracts, are amortized over the premium payment period in proportion to the premium revenue recognition.

Under FAS No. 97, acquisition costs for universal life and investment-type products, which include universal life policies and fixed and variable deferred annuities, are amortized over the life of the blocks of policies (usually 25 years) in relation to the emergence of estimated gross profits from surrender charges, investment margins, mortality and expense fees, asset-based fee income, and actual realized gains (losses) on investments. Amortization is adjusted retrospectively when estimates of current or future gross profits to be realized from a group of products are revised.

DAC and VOBA are written off to the extent that it is determined that future policy premiums and investment income or gross profits are not adequate to cover related expenses.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Activity for the year-ended December 31, 2003, 2002 and 2001 within VOBA was as follows:

(Millions)
Balance at December 31, 2000	$ 1,780.9
Adjustment of allocation purchase price	(165.3)
Additions	90.0
Interest accrued at 7%	110.0
Amortization	(213.8)
Balance at December 31, 2001	1,601.8
Adjustment for unrealized loss	(21.9)
Additions	25.0
Interest accrued at 7%	86.8
Amortization	(253.3)
Balance at December 31, 2002	1,438.4
Adjustment for unrealized gain	6.2
Additions	59.1
Interest accrued at 7%	92.2
Amortization	(180.5)
Balance at December 31, 2003	$ 1,415.4

The estimated amount of VOBA to be amortized, net of interest, over the next five years is $112.3 million, $106.4 million, $99.9 million, $94.7 million and $90.7 million for the years 2004, 2005, 2006, 2007 and 2008, respectively. Actual amortization incurred during these years may vary as assumptions are modified to incorporate actual results.

As part of the regular analysis of DAC/VOBA, at the end of third quarter of 2002, the Company unlocked its long-term rate of return assumptions. The Company reset long-term assumptions for the separate account returns to 9.0% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2002, reflecting a blended return of equity and other sub-accounts. The initial unlocking adjustment in 2002 was primarily driven by the sustained downturn in the equity markets and revised expectations for future returns. During 2002, the Company recorded an acceleration of DAC/VOBA amortization totaling $45.6 million before tax, or $29.7 million, net of $15.9 million of federal income tax benefit.

The Company has remained unlocked during 2003, and reset long-term assumptions for the separate account returns from 9.0% to 8.5% (gross before fund management fees and mortality and expense and other policy charges), as of December 31, 2003, maintaining a blended return of equity and other sub-accounts. The 2003 unlocking adjustment from the previous year was primarily driven by improved market performance. For the year ended December 31, 2003, the Company recorded a deceleration of DAC/VOBA amortization totaling $3.7 million before tax, or $2.4 million, net of $1.3 million of federal income tax expense.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Policy Liabilities and Accruals

Future policy benefits and claims reserves include reserves for universal life, immediate annuities with life contingent payouts and traditional life insurance contracts. Reserves for universal life products are equal to cumulative deposits less withdrawals and charges plus credited interest thereon. Reserves for traditional life insurance contracts represent the present value of future benefits to be paid to or on behalf of policyholders and related expenses less the present value of future net premiums.

Reserves for immediate annuities with life contingent payout contracts are computed on the basis of assumed investment yield, mortality, and expenses, including a margin for adverse deviations. Such assumptions generally vary by plan, year of issue and policy duration. Reserve interest rates range from 2.0% to 9.5% for all years presented. Investment yield is based on the Company's experience. Mortality and withdrawal rate assumptions are based on relevant Company experience and are periodically reviewed against both industry standards and experience.

Because the sale of the domestic individual life insurance business was substantially in the form of an indemnity reinsurance agreement, the Company reported an addition to its reinsurance recoverable approximating the Company's total individual life reserves at the sale date (see Note 11).

Other policyholders' funds include reserves for deferred annuity investment contracts and immediate annuities without life contingent payouts. Reserves on such contracts are equal to cumulative deposits less charges and withdrawals plus credited interest thereon (rates range from 3.0% to 10.1% for all years presented) net of adjustments for investment experience that the Company is entitled to reflect in future credited interest. These reserves also include unrealized gains/losses related to FAS No. 115 for experience-rated contracts. Reserves on contracts subject to experience rating reflect the rights of contractholders, plan participants and the Company.

Unpaid claims and claim expenses for all lines of insurance include benefits for reported losses and estimates of benefits for losses incurred but not reported.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Revenue Recognition

For certain annuity contracts, fee income for the cost of insurance, expenses, and other fees assessed against policyholders are recorded as revenue in the fee income line on the Consolidated Income Statements. Other amounts received for these contracts are reflected as deposits and are not recorded as revenue but are included in the other policyholders' funds line on the Consolidated Balance Sheets. Related policy benefits are recorded in relation to the associated premiums or gross profit so that profits are recognized over the expected lives of the contracts. When annuity payments with life contingencies begin under contracts that were initially investment contracts, the accumulated balance in the account is treated as a single premium for the purchase of an annuity and reflected as an offsetting amount in both premiums and current and future benefits in the Consolidated Income Statements.

Separate Accounts

Separate Account assets and liabilities generally represent funds maintained to meet specific investment objectives of contractholders who bear the investment risk, subject, in some cases, to minimum guaranteed rates. Investment income and investment gains and losses generally accrue directly to such contractholders. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company.

Separate Account assets supporting variable options under universal life and annuity contracts are invested, as designated by the policyholder or participant under a contract (who bears the investment risk subject, in limited cases, to minimum guaranteed rates) in shares of mutual funds which are managed by the Company, or other selected mutual funds not managed by the Company.

Separate Account assets are carried at fair value. At December 31, 2003 and 2002, unrealized gains of $36.2 million and of $29.7 million, respectively, after taxes, on assets supporting a guaranteed interest option are reflected in shareholder's equity.

Separate Account liabilities are carried at fair value, except for those relating to the guaranteed interest option. Reserves relating to the guaranteed interest option are maintained at fund value and reflect interest credited at rates ranging from 2.4% to 7.3% in 2003 and 3.0% to 10.0% in 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Separate Account assets and liabilities are shown as separate captions in the Consolidated Balance Sheets. Deposits, investment income and net realized and unrealized capital gains and losses of the Separate Accounts are not reflected in the Consolidated Financial Statements (with the exception of realized and unrealized capital gains and losses on the assets supporting the guaranteed interest option). The Consolidated Statements of Cash Flows do not reflect investment activity of the Separate Accounts.

Reinsurance

The Company utilizes indemnity reinsurance agreements to reduce its exposure to large losses in all aspects of its insurance business. Such reinsurance permits recovery of a portion of losses from reinsurers, although it does not discharge the primary liability of the Company as direct insurer of the risks reinsured. The Company evaluates the financial strength of potential reinsurers and continually monitors the financial condition of reinsurers. Only those reinsurance recoverable balances deemed probable of recovery are reflected as assets on the Company's Balance Sheets. Of the reinsurance recoverable on the Balance Sheets, $3.0 billion at both December 31, 2003 and 2002 is related to the reinsurance recoverable from Lincoln National Corporation ("Lincoln") arising from the sale of the Company's domestic life insurance business.

Income Taxes

The Company is taxed at regular corporate rates after adjusting income reported for financial statement purposes for certain items. Deferred income tax expenses/benefits result from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

Deferred corporate tax is stated at the face value and is calculated for temporary valuation differences between carrying amounts of assets and liabilities in the balance sheet and tax bases based on tax rates that are expected to apply in the period when the assets are realized or the liabilities are settled.

Deferred tax assets are recognized to the extent that it is probable that taxable profits will be available against which the deductible temporary differences can be utilized. A deferred tax asset is recognized for the carryforward of unused tax losses to the extent that it is probable that future taxable profits will be available for compensation.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Investments

Fixed maturities available for sale as of December 31 were as follows:

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2003	Cost	Gains	Losses	Value
(Millions)
U.S. government and government
agencies and authorities	$ 350.0	$ 1.7	$ 0.3	$ 351.4
States, municipalities and political
subdivisions	2.1	0.1	-	2.2
U.S. corporate securities:
Public utilities	970.7	48.9	11.4	1,008.2
Other corporate securities	6,846.6	432.9	32.4	7,247.1
Total U.S. corporate securities	7,817.3	481.8	43.8	8,255.3
Foreign securities:
Government	605.2	33.7	2.8	636.1
Other	1,364.7	74.5	11.0	1,428.2
Total foreign securities	1,969.9	108.2	13.8	2,064.3
Mortgage-backed securities	5,903.7	91.8	35.1	5,960.4
Other assets-backed securities	1,036.4	34.0	9.5	1,060.9
Total fixed maturities, including
fixed maturities pledged to creditors	17,079.4	717.6	102.5	17,694.5
Less: fixed maturities pledged to creditors	117.7	2.7	0.2	120.2
Fixed maturities	$ 16,961.7	$ 714.9	$ 102.3	$ 17,574.3

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
2002	Cost	Gains	Losses	Value
(Millions)
U.S. government and government
agencies and authorities	$ 74.2	$ 2.9	$ -	$ 77.1
States, municipalities and political
subdivisions	0.4	-	-	0.4
U.S. corporate securities:
Public utilities	623.9	28.1	6.4	645.6
Other corporate securities	6,845.8	482.4	30.8	7,297.4
Total U.S. corporate securities	7,469.7	510.5	37.2	7,943.0
Foreign securities:
Government	350.4	20.7	6.5	364.6
Other	1,044.8	69.5	3.6	1,110.8
Total foreign securities	1,395.2	90.2	10.1	1,475.8
Mortgage-backed securities	5,374.2	167.1	34.0	5,507.3
Other assets-backed securities	882.4	47.0	10.5	918.9
Total fixed maturities, including
fixed maturities pledged to creditors	15,196.1	817.7	91.8	15,922.0
Less: fixed maturities pledged to creditors	154.9	0.1	-	155.0
Fixed maturities	$ 15,041.2	$ 817.6	$ 91.8	$ 15,767.0

At December 31, 2003 and 2002, net unrealized appreciation of $615.1 million and $725.9 million, respectively, on available-for-sale fixed maturities including fixed maturities pledged to creditors included $491.5 million and $563.1 million, respectively, related to experience-rated contracts, which were not reflected in shareholder's equity but in other policyholders' funds.

The aggregate unrealized losses and related fair values of investments with unrealized losses as of December 31, 2003, are shown below by duration:

	Unrealized	Fair
	Loss	Value
(Millions)
Duration category:
Less than six months below cost	$ 27.1	$ 2,774.3
More than six months and less than twelve months below cost	65.5	1,772.1
More than twelve months below cost	9.9	82.5
Fixed maturities, including fixed maturities pledged to creditors	$ 102.5	$ 4,628.9

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Of the losses more than 6 months and less than 12 months in duration of $65.5 million, there were $20.4 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $45.1 million as of December 31, 2003 included the following items:

    $21.5 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $594.2 million.

    $15.0 million of unrealized losses relating to the energy/utility industry, for which the carrying amount was $202.8 million. During 2003, the energy sector recovered due to a gradually improving economic picture and the lack of any material accounting irregularities similar to those experienced in the prior two years. The Company's year-end analysis indicates that we can expect the debt to be serviced in accordance with the contractual terms.

    $5.3 million of unrealized losses relating to non-domestic issues, with no unrealized loss exposure per country in excess of $3.0 million for which the carrying amount was $111.4 million. The Company's credit exposures are well diversified in these markets including banking and beverage companies.

    $3.2 million of unrealized losses relating to the telecommunications/cable/media industry, for which the carrying amount was $83.5 million. During 2003, the sector recovered somewhat due to a gradually improving economy and reduced investor concern with management decisions even though it remains challenged by over capacity. The Company's exposure is primarily focused in the largest and most financially secure companies in the sector.

An analysis of the losses more than 12 months in duration of $9.9 million follows. There were $0.6 million in unrealized losses that are primarily related to interest rate movement or spread widening for other than credit-related reasons. Business and operating fundamentals are performing as expected. The remaining losses of $9.3 million as of December 31, 2003 included the following significant items:

    $8.7 million of unrealized losses related to securities reviewed for impairment under the guidance proscribed by EITF 99-20. This category includes U.S. government-backed securities, principal protected securities and structured securities which did not have an adverse change in cash flows for which the carrying amount was $47.2 million.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

    The remaining unrealized losses totaling $0.6 million relate to a carrying amount of $9.0 million.

The amortized cost and fair value of total fixed maturities for the year ended December 31, 2003 are shown below by contractual maturity. Actual maturities may differ from contractual maturities because securities may be restructured, called, or prepaid.

	Amortized	Fair
(Millions)	Cost	Value
Due to mature:
One year or less	$ 370.7	$ 379.9
After one year through five years	3,073.7	3,204.9
After five years through ten years	3,385.5	3,533.7
After ten years	2,031.0	2,174.6
Mortgage-backed securities	7,225.1	7,389.9
Other asset-backed securities	993.4	1,011.5
Less: fixed maturities securities pledged to creditors	117.7	120.2
Fixed maturities	$ 16,961.7	$ 17,574.3

At December 31, 2003 and 2002, fixed maturities with carrying values of $11.2 million and $10.5 million, respectively, were on deposit as required by regulatory authorities.

The Company did not have any investments in a single issuer, other than obligations of the U.S. government, with a carrying value in excess of 10% of the Company's shareholder's equity at December 31, 2003 or 2002.

The Company has various categories of CMOs that are subject to different degrees of risk from changes in interest rates and, for CMOs that are not agency-backed, defaults. The principal risks inherent in holding CMOs are prepayment and extension risks related to dramatic decreases and increases in interest rates resulting in the repayment of principal from the underlying mortgages either earlier or later than originally anticipated. At December 31, 2003 and 2002, approximately 2.8% and 5.5%, respectively, of the Company's CMO holdings were invested in types of CMOs which are subject to more prepayment and extension risk than traditional CMOs (such as interest-only or principal-only strips).

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Investments in equity securities as of December 31 were as follows:

(Millions)	2003	2002
Amortized cost	$ 146.5	$ 238.3
Gross unrealized gains	9.4	-
Gross unrealized losses	-	2.9
Fair value	$ 155.9	$ 235.4

Beginning in April 2001, the Company entered into reverse dollar repurchase agreement ("dollar rolls") and reverse repurchase agreement transactions to increase its return on investments and improve liquidity. These transactions involve a sale of securities and an agreement to repurchase substantially the same securities as those sold. The dollar rolls and reverse repurchase agreements are accounted for as short-term collateralized financings and the repurchase obligation is reported as borrowed money in "Other Liabilities" on the Consolidated Balance Sheets. The repurchase obligation totaled $1.5 billion and $1.3 billion at December 31, 2003 and 2002, respectively. The primary risk associated with short-term collateralized borrowings is that the counterparty will be unable to perform under the terms of the contract. The Company's exposure is limited to the excess of the net replacement cost of the securities over the value of the short-term investments, an amount that was not material at December 31, 2003. The Company believes the counterparties to the dollar roll and reverse repurchase agreements are financially responsible and that the counterparty risk is immaterial.

Impairments

During 2003, the Company determined that eighty-seven fixed maturities had other than temporary impairments. As a result, at December 31, 2003, the Company recognized a pre-tax loss of $94.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $123.1 million. During 2002, the Company determined that fifty-six fixed maturities had other than temporary impairments. As a result, at December 31, 2002, the Company recognized a pre-tax loss of $106.4 million to reduce the carrying value of the fixed maturities to their combined fair value of $124.7 million. During 2001, the Company determined that fourteen fixed maturities had other than temporary impairments. As a result, at December 31, 2001, the Company recognized a pre-tax loss of $51.8 million to reduce the carrying value of the fixed maturities to their fair value of $10.5 million.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Financial Instruments

Estimated Fair Value

The following disclosures are made in accordance with the requirements of FAS No. 107, Disclosures about Fair Value of Financial Instruments. FAS No. 107 requires disclosure of fair value information about financial instruments, whether or not recognized in the balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates, in many cases, could not be realized in immediate settlement of the instrument.

FAS No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following valuation methods and assumptions were used by the Company in estimating the fair value of the following financial instruments:

Fixed maturities: The fair values for the actively traded marketable bonds are determined based upon the quoted market prices. The fair values for marketable bonds without an active market are obtained through several commercial pricing services which provide the estimated fair values. Fair values of privately placed bonds are determined using a matrix-based pricing model. The model considers the current level of risk-free interest rates, current corporate spreads, the credit quality of the issuer and cash flow characteristics of the security. Using this data, the model generates estimated market values which the Company considers reflective of the fair value of each privately placed bond. Fair values for privately placed bonds are determined through consideration of factors such as the net worth of the borrower, the value of collateral, the capital structure of the borrower, the presence of guarantees and the Company's evaluation of the borrower's ability to compete in their relevant market.

Equity securities: Fair values of these securities are based upon quoted market value.

Mortgage loans on real estate: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses and rates currently being offered in the marketplace for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations.

Cash and cash equivalents, short-term investments and policy loans: The carrying amounts for these assets approximate the assets' fair values.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Other financial instruments reported as assets: The carrying amounts for these financial instruments (primarily premiums and other accounts receivable and accrued investment income) approximate those assets' fair values.

Investment contract liabilities (included in other policyholders' funds):

With a fixed maturity: Fair value is estimated by discounting cash flows at interest rates currently being offered by, or available to, the Company for similar contracts.

Without a fixed maturity: Fair value is estimated as the amount payable to the policyholder upon demand. However, the Company has the right under such contracts to delay payment of withdrawals which may ultimately result in paying an amount different than that determined to be payable on demand.

The carrying values and estimated fair values of certain of the Company's financial instruments at December 31, 2003 and 2002 were as follows:

	2003		2002
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value
(Millions)
Assets:
Fixed maturity securities	$ 17,574.3	$ 17,574.3	$ 15,767.0	$ 15,767.0
Equity securities	155.9	155.9	235.4	235.4
Mortgage loans	754.5	798.5	576.6	632.6
Policy loans	270.3	270.3	296.3	296.3
Short term investments	1.0	1.0	6.2	6.2
Cash and cash equivalents	57.8	57.8	65.4	65.4
Liabilities:
Investment contract liabilities:
With a fixed maturity	1,056.4	1,067.8	1,129.8	1,122.8
Without a fixed maturity	12,152.5	12,116.4	10,783.6	10,733.8

Fair value estimates are made at a specific point in time, based on available market information and judgments about various financial instruments, such as estimates of timing and amounts of future cash flows. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instruments. In evaluating the Company's management of interest rate, price and liquidity risks, the fair values of all assets and liabilities should be taken into consideration, not only those presented above.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Derivative Financial Instruments

Interest Rate Floors

Interest rate floors are used to manage the interest rate risk in the Company's bond portfolio. Interest rate floors are purchased contracts that provide the Company with an annuity in a declining interest rate environment. The Company had no open interest rate floors at December 31, 2003 or 2002.

Interest Rate Caps

Interest rate caps are used to manage the interest rate risk in the Company's bond portfolio. Interest rate caps are purchased contracts that provide the Company with an annuity in an increasing interest rate environment. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2003 were $739.6 million, $8.2 million and $8.2 million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate caps as of December 31, 2002 were $256.4 million, $0.7 million and $0.7 million, respectively.

Interest Rate Swaps

Interest rate swaps are used to manage the interest rate risk in the Company's bond portfolio and well as the Company's liabilities. Interest rate swaps represent contracts that require the exchange of cash flows at regular interim periods, typically monthly or quarterly. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2003 were $950.0 million, $(14.4) million and $(14.4) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open interest rate swaps as of December 31, 2002 were $400.0 million, $(6.8) million and $(6.8) million, respectively.

Foreign Exchange Swaps

Foreign exchange swaps are used to reduce the risk of a change in the value, yield or cash flow with respect to invested assets. Foreign exchange swaps represent contracts that require the exchange of foreign currency cash flows for US dollar cash flows at regular interim periods, typically quarterly or semi-annually. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2003 were $78.1 million, $(12.8) million and $(12.8) million, respectively. The notional amount, carrying value and estimated fair value of the Company's open foreign exchange rate swaps as of December 31, 2002 were $49.4 million, $(0.5) million and $(0.5) million, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Embedded Derivatives

The Company also had investments in certain fixed maturity instruments that contain embedded derivatives, including those whose market value is at least partially determined by, among other things, levels of or changes in domestic and/or foreign interest rates (short- or long-term), exchange rates, prepayment rates, equity markets or credit ratings/spreads. The estimated fair value of the embedded derivatives within such securities as of December 31, 2003 and 2002 was $(3.7) million and $(1.4) million, respectively.

Net Investment Income

Sources of net investment income were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ 946.2	$ 964.1	$ 887.2
Nonredeemable preferred stock	9.9	3.9	1.5
Investment in affiliated mutual funds	-	-	7.2
Mortgage loans	42.7	23.3	5.9
Policy loans	9.0	8.7	8.9
Cash equivalents	1.7	1.7	18.2
Other	(1.0)	23.4	15.9
Gross investment income	1,008.5	1,025.1	944.8
Less: investment expenses	89.4	65.6	56.4
Net investment income	$ 919.1	$ 959.5	$ 888.4

Net investment income includes amounts allocable to experience rated contractholders of $783.3 million, $766.9 million and $704.2 million for the years-ended December 31, 2003, 2002 and 2001, respectively. Interest credited to contractholders is included in future policy benefits and claims reserves.

Dividend Restrictions and Shareholder's Equity

In conjunction with the sale of Aetna, Inc. to ING AIH, the Company was restricted from paying any dividends to its parent for a two year period from the date of sale without prior approval by the Insurance Commissioner of the State of Connecticut. This restriction expired on December 13, 2002. The Company did not pay dividends to its parent in 2003, 2002 or 2001.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

The Insurance Department of the State of Connecticut (the "Department") recognizes as net income and capital and surplus those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which differ in certain respects from accounting principles generally accepted in the United States of America. Statutory net income (loss) was $67.5 million, $148.8 million, and $(92.3) million for the years ended December 31, 2003, 2002 and 2001, respectively. Statutory capital and surplus was $1,230.7 million and $1,006.0 million as of December 31, 2003 and 2002, respectively.

As of December 31, 2003, the Company does not utilize any statutory accounting practices, which are not prescribed by state regulatory authorities that, individually or in the aggregate, materially affect statutory capital and surplus.

Capital Gains and Losses

Realized capital gains or losses are the difference between the carrying value and sale proceeds of specific investments sold. Net realized capital gains (losses) on investments were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ 63.9	$ (97.5)	$ (20.6)
Equity securities	0.6	(3.5)	(0.4)
Pretax realized capital gains (losses)	$ 64.5	$ (101.0)	$ (21.0)
After-tax realized capital gains (losses)	$ 41.9	$ (58.3)	$ (13.7)

Net realized capital gains of $43.9 million, $63.6 million and $117.0 million for the years ended December 31, 2003, 2002 and 2001, respectively, allocable to experience rated contracts, were deducted from net realized capital gains and an offsetting amount was reflected in Other policyholders' funds on the Consolidated Balance Sheets. Net unamortized gains allocable to experienced-rated contractholders were $213.7 million, $199.3 million and $172.7 million at December 31, 2003, 2002 and 2001, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Proceeds from the sale of total fixed maturities and the related gross gains and losses (excluding those related to experience-related contractholders) were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Proceeds on sales	$ 12,812.5	$ 13,265.2	$ 15,338.5
Gross gains	291.9	276.7	57.0
Gross losses	228.0	374.2	77.6

Changes in shareholder's equity related to changes in accumulated other comprehensive income (unrealized capital gains and losses on securities including securities pledged to creditors and excluding those related to experience-rated contractholders) were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Fixed maturities	$ (54.3)	$ 104.8	$ 24.0
Equity securities	17.9	(1.6)	2.0
Other investments	34.0	(8.3)	6.5
Subtotal	(2.4)	94.9	32.5

Increase in deferred income taxes	(0.9)	33.2	11.3
Net changes in accumulated other
comprehensive income (loss)	$ (1.5)	$ 61.7	$ 21.2

Net unrealized capital gains allocable to experience-rated contracts of $491.5 million and $563.1 million at December 31, 2003 and 2002, respectively, are reflected on the Consolidated Balance Sheets in Other policyholders' funds and are not included in shareholder's equity. Shareholder's equity included the following accumulated other comprehensive income, which is net of amounts allocable to experience-rated contractholders:

	As of	As of	As of
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Net unrealized capital gains (losses):
Fixed maturities	$ 108.5	$ 162.8	$ 58.0
Equity securities	14.4	(3.5)	(1.9)
Other investments	41.3	7.3	15.6
	164.2	166.6	71.7
Less: deferred income taxes	57.4	58.3	25.1
Net accumulated other comprehensive income	$ 106.8	$ 108.3	$ 46.6

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Changes in accumulated other comprehensive income related to changes in unrealized gains (losses) on securities, including securities pledged to creditors (excluding those related to experience-rated contractholders) were as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Unrealized holding gains (losses) arising
during the year (1)	$ (48.1)	$ 127.4	$ 8.3
Less: reclassification adjustment for gains
(losses) and other items included in
net income (2)	(46.6)	65.7	(12.9)
Net unrealized gains (losses) on securities	$ (1.5)	$ 61.7	$ 21.2

(1) Pretax unrealized holding gains (losses) arising during the year were $(74.0) million, $196.0 million and $12.7 million for the years ended December 31, 2003, 2002 and 2001, respectively.

    Pretax reclassification adjustments for gains (losses) and other items included in net income were $(71.6) million, $101.1 million and $(19.8) million for the years ended December 31, 2003, 2002 and 2001, respectively.

Severance

In December 2001, ING announced its intentions to further integrate and streamline the U.S.-based operations of ING Americas (a business division of ING which includes the Company) in order to build a more customer-focused organization. During the first quarter of 2003, the Company performed a detailed analysis of its severance accrual. As part of this analysis, the Company corrected the initial planned number of people to eliminate from 580 to 515 (corrected from the 2002 Annual Report on Form 10-K) and extended the date of expected substantial completion for severance actions to June 30, 2003.

Activity for the year ended December 31, 2003 within the severance liability and positions eliminated related to such actions were as follows:

	Severance
(Millions)	Liability	Positions
Balance at December 31, 2002	$ 9.2	75
Actions taken	7.3	72
Balance at December 31, 2003	$ 1.9	3

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Income Taxes

The Company files a consolidated federal income tax return with its subsidiary, IICA. The Company has a tax allocation agreement with IICA whereby the Company charges its subsidiary for taxes it would have incurred were it not a member of the consolidated group and credits the member for losses at the statutory tax rate.

Income taxes consist of the following:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Current taxes (benefits):
Federal	$ (13.7)	$ 28.9	$ 3.2
State	1.1	1.8	2.2
Net realized capital gains	51.6	11.5	16.1
Total current taxes	39.0	42.2	21.5
Deferred taxes (benefits):
Federal	51.1	30.6	89.3
Net realized capital losses	(29.0)	(54.2)	(23.4)
Total deferred taxes (benefits)	22.1	(23.6)	65.9

Total income tax expense	$ 61.1	$ 18.6	$ 87.4

Income taxes were different from the amount computed by applying the federal income tax rate to income before income taxes for the following reasons:

	Year ended	Year ended,	Year ended,
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Income before income taxes and cumulative
effect of change in accounting principle	$ 215.7	$ 86.1	$ 187.3
Tax rate	35%	35%	35%
Application of the tax rate	75.5	30.1	65.6
Tax effect of:
State income tax, net of federal benefit	0.7	1.2	1.4
Excludable dividends	(14.0)	(5.3)	(1.8)
Goodwill amortization	-	-	21.6
Transfer of mutual fund shares	-	(6.7)	-
Other, net	(1.1)	(0.7)	0.6
Income taxes	$ 61.1	$ 18.6	$ 87.4

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

The tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities at December 31 are presented below:

(Millions)	2003	2002
Deferred tax assets:
Insurance reserves	$ 263.7	$ 234.5
Unrealized gains allocable to experience rated contracts	172.0	197.1
Investments	69.7	113.4
Postretirement benefits	30.2	29.5
Deferred compensation	56.0	58.6
Other	19.7	19.5
Total gross assets	611.3	652.6
Deferred tax liabilities:
Value of business acquired	495.4	509.7
Market discount	-	4.1
Net unrealized capital gains	236.4	263.8
Depreciation	0.2	3.8
Deferred policy acquisition costs	59.2	29.2
Other	4.8	5.1
Total gross liabilities	796.0	815.7
Net deferred tax liability	$ 184.7	$ 163.1

Net unrealized capital gains and losses are presented in shareholder's equity net of deferred taxes.

The "Policyholders' Surplus Account," which arose under prior tax law, is generally that portion of a life insurance company's statutory income that has not been subject to taxation. As of December 31, 1983, no further additions could be made to the Policyholders' Surplus Account for tax return purposes under the Deficit Reduction Act of 1984. The balance in such account was approximately $17.2 million at December 31, 2003. This amount would be taxed only under certain conditions. No income taxes have been provided on this amount since management believes under current tax law the conditions under which such taxes would become payable are remote.

The Internal Revenue Service (the "Service") has completed examinations of the federal income tax returns of the Company through 1997. Discussions are being held with the Service with respect to proposed adjustments. Management believes there are adequate defenses against, or sufficient reserves to provide for, any such adjustments. The Service has commenced its examinations for the years 1998 through 2000.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Benefit Plans

Defined Benefit Plan

ING North America Insurance Corporation ("ING North America") sponsors the ING Americas Retirement Plan (the "Retirement Plan"), effective as of December 31, 2001. Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees) are eligible to participate, including the Company's employees other than Company agents.

The Retirement Plan is a tax-qualified defined benefit plan, the benefits of which are guaranteed (within certain specified legal limits) by the Pension Benefit Guaranty Corporation ("PBGC"). As of January 1, 2002, each participant in the Retirement Plan (except for certain specified employees) earns a benefit under a final average compensation formula. Subsequent to December 31, 2001, ING North America is responsible for all Retirement Plan liabilities. The costs allocated to the Company for its employees' participation in the Retirement Plan were $15.1 million for 2003 and $6.4 million for 2002, respectively.

Defined Contribution Plans

ING North America sponsors the ING Savings Plan and ESOP (the "Savings Plan"). Substantially all employees of ING North America and its subsidiaries and affiliates (excluding certain employees, including but not limited to Career Agents (as defined below)) are eligible to participate, including the Company's employees other than Company agents. The Savings Plan is a tax-qualified profit sharing and stock bonus plan, which includes an employee stock ownership plan ("ESOP") component. Savings Plan benefits are not guaranteed by the PBGC. The Savings Plan allows eligible participants to defer into the Savings Plan a specified percentage of eligible compensation on a pre-tax basis. ING North America matches such pre-tax contributions, up to a maximum of 6% of eligible compensation. All matching contributions are subject to a 4-year graded vesting schedule (although certain specified participants are subject to a 5-year graded vesting schedule). All contributions made to the Savings Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Savings Plan were $7.1 million in 2003 and 2002.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

The Company sponsors the ING 401(k) Plan for ILIAC Agents (formerly the ING 401(k) Plan for ALIAC Agents, and originally named the Agents of Aetna Life Insurance and Annuity Company Incentive Savings Plan) (the "Agents 401(k) Plan"), which is a tax-qualified profit sharing plan. The Agents 401(k) Plan covers Career Agents (defined below) who meet certain requirements. Benefits under the Agents 401(k) Plan are not guaranteed by the PBGC. The Agents 401(k) Plan allows eligible participants to defer into the Agents 401(k) Plan a specified percentage of eligible earnings on a pre-tax basis. The Company matches such pre-tax contribution, at the rate of 50%, up to a maximum of 6% of eligible earnings. Effective January 1, 2002, all matching contributions are subject to a 4-year vesting schedule, except Career Agents who were credited with vesting service earned prior to January 1, 2002, are subject to a 3-year vesting schedule. All contributions made to the Agents 401(k) Plan are subject to certain limits imposed by applicable law. Pre-tax charges of operations of the Company for the Agents 401(k) Plan were $1.0 million in 2003 and $1.0 in 2002, respectively.

Non-Qualified Retirement Plans

As of December 31, 2001, the Company, in conjunction with ING, offers certain eligible employees (excluding, among others, Career Agents (as defined below)) the Supplemental ING Retirement Plan for Aetna Financial Services and Aetna International Employees ("SERP"). The SERP is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. SERP benefits are not guaranteed by the PBGC. Benefit accruals under the SERP ceased effective as of December 31, 2001. Benefits under the SERP are determined based on an eligible employees years of service and such employee's average annual compensation for the highest five years during the last ten years of employment.

Effective January 1, 2002, the Company, in conjunction with ING, offers certain employees (other than Career Agents) supplemental retirement benefits under the ING Americas Supplemental Executive Retirement Plan (the "Americas Supplemental Plan"). The Americas Supplemental Plan is a non-qualified defined benefit pension plan, which means all benefits are payable from the general assets of the Company and ING. Americas Supplemental Plan benefits are not guaranteed by the PBGC. Benefits under the Americas Supplemental Plan are based on the benefits formula contained in the Retirement Plan, but without taking into account the compensation and benefit limits imposed by applicable law. Any benefits payable from the Americas Supplemental Plan are reduced by the benefits payable to the eligible participant under the Retirement Plan.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

The Company, in conjunction with ING, sponsors the Pension Plan for Certain Producers of ING Life Insurance and Annuity Company (formerly the Pension Plan for Certain Producers of Aetna Life Insurance and Annuity Company) (the "Agents Non-Qualified Plan"), a non-qualified defined benefit pension plan. This plan covers certain full-time insurance salesmen who have entered into a career agent agreement with the Company and certain other individuals who meet the eligibility criteria specified in the plan ("Career Agents"). The Agents Non-Qualified Plan was terminated effective January 1, 2002. In connection with the termination, all benefit accruals ceased and all accrued benefits were frozen. Benefits under this plan are payable from the general assets of the Company and ING and are not guaranteed by the PBGC.

The Company also sponsors the Producers' Incentive Savings Plan ("PIP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the PIP. The PIP is unfunded, which means benefit payments are made from the general assets of the Company. PIP benefits are not guaranteed by the PBGC. Eligible PIP participants can defer either 4% or 5% of eligible earnings, depending on their commission level, which is 100% matched by the Company. Matching contributions are fully vested when contributed to the PIP. In addition, eligible PIP participants can contribute up to an additional 10% of eligible earnings, with no Company match on such contributions. Pretax charges of operations of the Company for the PIP were $0.6 million for 2003 and $0.9 million for 2002.

The Company also sponsors the Producers' Deferred Compensation Plan ("DCP"), which is a non-qualified deferred compensation plan for eligible Career Agents and certain other individuals who meet the eligibility criteria specified in the DCP. The DCP is unfunded, which means benefit payments are made from the general assets of the Company. DCP benefits are not guaranteed by the PBGC. Eligible participants can defer up to 100% of eligible earnings, provided the election to defer is made within the applicable election period established by the Company. Amounts contributed to the DCP are not matched by the Company. DCP participants are 100% vested in amounts contributed to the DCP.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

The following tables summarize the benefit obligations and the funded status for the SERP and the Agents Non-Qualified Plan for the years ended December 31, 2003 and 2002:

(Millions)	2003	2002
Change in Benefit Obligation:
Defined Benefit Obligation, January 1	$ 106.8	$ 95.3
Service cost	-	-
Interest cost	6.9	6.8
Benefits paid	(9.7)	(5.5)
Plan adjustments	-	4.5
Actuarial (gain) loss on obligation	(2.4)	5.7
Defined Benefit Obligation, December 31	$ 101.6	$ 106.8
Funded status:
Funded status at December 31	$ (101.6)	$ (106.8)
Unrecognized past service cost	3.1	6.4
Unrecognized net loss	0.6	0.8
Net amount recognized	$ (97.9)	$ (99.6)

At December 31, 2003 and 2002, the accumulated benefit obligation was $97.2 million and $99.7 million, respectively.

The weighted-average assumptions used in the measurement of the December 31, 2003 and 2002 benefit obligation for the Retirement Plan were as follows:

	2003	2002
Discount rate	6.25%	6.75%
Rate of compensation increase	3.75	3.75

Net periodic benefit costs for the years ended December 31, 2003 and 2002 were as follows:

	2003	2002
(Millions)
Service cost	$ -	$ -
Interest cost	6.9	6.8
Net actuarial (gain) loss recognized in the year	0.9	-
Unrecognized past service cost recognized in year	0.2	(0.3)
The effect of any curtailment or settlement	-	(2.6)
Net periodic benefit cost	$ 8.0	$ 3.9

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Post-Retirement Benefits

In addition to providing pension benefits, the Company, in conjunction with ING, provides certain health care and life insurance benefits for retired employees and certain agents, including certain Career Agents. Generally, retired employees and eligible Career Agents pay a portion of the cost of these post-retirement benefits, usually based on their years of service with the Company. The amount a retiree or eligible Career Agent pays for such coverage is subject to change in the future.

The following tables summarize the benefit obligations and the funded status for retired employees' and retired agents' post-retirement health care benefits over the years ended December 31, 2003 and 2002:

	2003	2002
(Millions)
Change in Benefit Obligation:
Defined Benefit Obligation, January 1	$ 23.7	$ 25.4
Service cost	0.8	0.5
Interest cost	1.7	1.5
Benefits paid	(1.3)	(1.2)
Plan amendments	-	(6.5)
Actuarial loss on obligation	4.8	4.0
Defined Benefit Obligation, December 31	29.7	23.7
Funded status:
Funded status at December 31	(29.7)	(23.7)
Unrecognized losses	9.9	5.4
Unrecognized past service cost	(3.2)	(3.6)
Net amount recognized	$ (23.0)	$ (21.9)

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

The medical health care trend rate was 10% for 2004, gradually decreasing to 5.0% by 2009. Increasing the health care trend by 1% would increase the benefit obligation by $3.3 million as of December 31, 2003. Decreasing the health care trend rate by 1% would decrease the benefit obligation by $2.9 million as of December 31, 2003.

Net periodic benefit costs were as follows:

	2003	2002
(Millions)
Service cost	$ 0.8	$ 0.5
Interest cost	1.7	1.5
Net actuarial loss recognized in the year	0.4	-
Past service cost - unrecognized psc recognized in year	-	(2.9)
Past service cost - recognized this year	(0.5)	-
Net periodic benefit cost	$ 2.4	$ (0.9)

Related Party Transactions

Investment Advisory and Other Fees

ILIAC serves as investment advisor to certain variable funds used in Company products (collectively, the "Company Funds"). The Company Funds pay ILIAC, as investment advisor, a daily fee which, on an annual basis, ranged, depending on the Fund, from 0.5% to 1.0% of their average daily net assets. Each of the Company Funds managed by ILIAC are subadvised by investment advisors, in which case ILIAC pays a subadvisory fee to the investment advisors, which may include affiliates. The Company is also compensated by the separate accounts for bearing mortality and expense risks pertaining to variable life and annuity contracts. Under the insurance and annuity contracts, the separate accounts pay the Company a daily fee, which, on an annual basis is, depending on the product, up to 3.4% of their average daily net assets. The amount of compensation and fees received from affiliated mutual funds and separate accounts, amounted to $201.4 million (excludes fees paid to Aeltus), $ 391.8 million (includes fees paid to Aeltus through February 28, 2002, when IA Holdco, Aeltus' parent, ceased to be a subsidiary of ILIAC) and $421.7 million in 2003, 2002 and 2001, respectively.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Reciprocal Loan Agreement

ILIAC maintains a reciprocal loan agreement with ING AIH, an indirect wholly-owned subsidiary of ING and affiliate to ILIAC, to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Under this agreement, which became effective in June 2001 and expires on April 1, 2011, ILIAC and ING AIH can borrow up to 3% of ILIAC's statutory admitted assets as of the preceding December 31 from one another. Interest on any ILIAC borrowings is charged at the rate of ING AIH's cost of funds for the interest period plus 0.15%. Interest on any ING AIH borrowings is charged at a rate based on the prevailing interest rate of U.S. commercial paper available for purchase with a similar duration. Under this agreement, ILIAC incurred interest expense of $0.1 million for the years ended December 31, 2003, 2002 and 2001, respectively, and earned interest income of $0.9 million, $2.1 million and $3.3 million for the years ended December 31, 2003, 2002 and 2001, respectively. At December 31, 2003, ILIAC had a $41.4 million receivable from ING AIH under this agreement. At December 2002, the Company had no receivables under this agreement.

Capital Transactions

In 2003, the Company received $230.0 million in cash capital contributions from Lion. In 2002, the Company received capital contributions in the form of investments in affiliated mutual funds of $164.3 million from HOLDCO.

Other

Premiums due and other receivables include $0.1 million due from affiliates at December 31, 2003 and 2002. Other liabilities include $92.3 million and $3.5 million due to affiliates for the years ended December 31, 2003 and 2002, respectively.

Reinsurance

At December 31, 2003, the Company had reinsurance treaties with six unaffiliated reinsurers and one affiliated reinsurer covering a significant portion of the mortality risks and guaranteed death and living benefits under its variable contracts. The Company remains liable to the extent its reinsurers do not meet their obligations under the reinsurance agreements.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

On October 1, 1998, the Company sold its domestic individual life insurance business to Lincoln for $1 billion in cash. The transaction is generally in the form of an indemnity reinsurance arrangement, under which Lincoln contractually assumed from the Company certain policyholder liabilities and obligations, although the Company remains directly obligated to policyholders.

Effective January 1, 1998, 90% of the mortality risk on substantially all individual universal life product business written from June 1, 1991 through October 31, 1997 was reinsured externally. Beginning November 1, 1997, 90% of new business written on these products was reinsured externally. Effective October 1, 1998 this agreement was assigned from the third party reinsurer to Lincoln.

Effective December 31, 1988, the Company entered into a modified coinsurance reinsurance agreement ("MODCO") with Aetna Life Insurance Company ("Aetna Life"), (formerly an affiliate of the Company), in which substantially all of the nonparticipating individual life and annuity business written by Aetna Life prior to 1981 was assumed by the Company. Effective January 1, 1997, this agreement was amended to transition (based on underlying investment rollover in Aetna Life) from a modified coinsurance arrangement to a coinsurance agreement. As a result of this change, reserves were ceded to the Company from Aetna Life as investment rollover occurred. Effective October 1, 1998, this agreement was fully transitioned to a coinsurance arrangement and this business along with the Company's direct individual life insurance business, with the exception of certain supplemental contracts with reserves of $63.8 million and $66.2 million as of December 31, 2003 and 2002, respectively, was sold to Lincoln.

On December 16, 1988, the Company assumed $25.0 million of premium revenue from Aetna Life, for the purchase and administration of a life contingent single premium variable payout annuity contract. In addition, the Company is also responsible for administering fixed annuity payments that are made to annuitants receiving variable payments. Reserves of $20.4 million and $19.6 million were maintained for this contract as of December 31, 2003 and 2002, respectively.

The effect of reinsurance on premiums and recoveries was as follows:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
(Millions)	2003	2002	2001
Direct premiums	$ 93.0	$ 97.3	$ 112.3
Reinsurance assumed	12.1	9.7	0.6
Reinsurance ceded	9.3	8.3	(1.3)
Net premiums	95.8	98.7	114.2
Reinsurance recoveries	$ 184.9	$ 317.6	$ 363.7

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Commitments and Contingent Liabilities

Leases

For the years ended December 31, 2003, 2002 and 2001, rent expense for leases was $20.8 million, $18.1 million and $17.6 million, respectively. The future net minimum payments under noncancelable leases for the years ended December 31, 2004 through 2008 are estimated to be $17.2 million, $16.1 million, $14.6 million, $13.1 million, and $0.7 million, respectively, and $0.1 million thereafter. The Company pays substantially all expenses associated with its leased and subleased office properties. Expenses not paid directly by the Company are paid for by an affiliate and allocated back to the Company.

Commitments

Through the normal course of investment operations, the Company commits to either purchase or sell securities, commercial mortgage loans or money market instruments at a specified future date and at a specified price or yield. The inability of counterparties to honor these commitments may result in either higher or lower replacement cost. Also, there is likely to be a change in the value of the securities underlying the commitments. At December 31, 2003 and 2002, the Company had off-balance sheet commitments to purchase investments of $154.3 million with an estimated fair value of $154.3 million and $236.7 million with an estimated fair value of $236.7 million, respectively.

Litigation

The Company is a party to threatened or pending lawsuits arising from the normal conduct of business. Due to the climate in insurance and business litigation, suits against the Company sometimes include claims for substantial compensatory, consequential or punitive damages and other types of relief. Moreover, certain claims are asserted as class actions, purporting to represent a group of similarly situated individuals. While it is not possible to forecast the outcome of such lawsuits, in light of existing insurance, reinsurance and established reserves, it is the opinion of management that the disposition of such lawsuits will not have materially adverse effect on the Company's operations or financial position.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

Other Regulatory Matters

Like many financial services companies, certain U.S. affiliates of ING Groep N.V. have received informal and formal requests for information since September 2003 from various governmental and self-regulatory agencies in connection with investigations related to mutual funds and variable insurance products. ING has cooperated fully with each request.

In addition to responding to regulatory requests, ING management initiated an internal review of trading in ING insurance, retirement, and mutual fund products. The goal of this review has been to identify whether there have been any instances of inappropriate trading in those products by third parties or by ING investment professionals and other ING personnel. This internal review is being conducted by independent special counsel and auditors. Additionally, ING reviewed its controls and procedures in a continuing effort to deter improper frequent trading in ING products. ING's internal reviews related to mutual fund trading are continuing.

The internal review has identified several arrangements allowing third parties to engage in frequent trading of mutual funds within our variable insurance and mutual fund products, and identified other circumstances where frequent trading occurred despite measures taken by ING intended to combat market timing. Most of the identified arrangements were initiated prior to ING's acquisition of the businesses in question. In each arrangement identified, ING has terminated the inappropriate trading, taken steps to discipline or terminate employees who were involved, and modified policies and procedures to deter inappropriate activity. While the review is not completed, management believes the activity identified does not represent a systematic problem in the businesses involved.

These instances included agreements (initiated in 1998) that permitted one variable life insurance customer of ReliaStar Life Insurance Company ("ReliaStar") to engage in frequent trading, and to submit orders until 4pm Central Time, instead of 4pm Eastern Time. ReliaStar was acquired by ING in 2000. The late trading arrangement was immediately terminated when current senior management became aware of it in 2002. ING believes that no profits were realized by the customer from the late trading aspect of the arrangement.

In addition, the review has identified five arrangements that allowed frequent trading of funds within variable insurance products issued by ReliaStar and by ING USA Annuity & Life Insurance Company; and in certain ING Funds. ING entities did not received special benefits in return for any of these arrangements, which have all been terminated. The internal review also identified two investment professionals who engaged in improper frequent trading in ING Funds.

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

ING will reimburse any ING Fund or its shareholders affected by inappropriate trading for any profits that accrued to any person who engaged in improper frequent trading for which ING is responsible. Management believes that the total amount of such reimbursements will not be material to ING or its U.S. business.

Segment Information

The Company's realignment of Worksite Products and Individual Products operating segments into one reporting segment (USFS) is reflected in the restated summarized financial information for December 31, 2003 and 2002 in the table below. Effective with the third quarter of 2002, items that were previously not allocated back to USFS but reported in Other are now allocated to USFS and reported in the restated financial information for the periods ending December 31, 2003 and 2002.

Summarized financial information for the Company's principal operations for December 31, were as follows:

		Non-Operating Segments
		Investment
		Management
(Millions)	USFS (1)	Services (2)	Other (3)	Total
2003

Revenues from external customers	$ 480.1	$ -	$ -	$ 480.1
Net investment income	919.1			919.1
Total revenue excluding net realized capital
gains	$ 1,399.2	$ -	$ -	$ 1,399.2
Operating earnings (4)	$ 112.7	$ -	$ -	$ 112.7
Net realized capital gains, net of tax	41.9	-	-	41.9
Net income	$ 154.6	$ -	$ -	$ 154.6
2002

Revenues from external customers	$ 507.2	$ 19.2	$ (9.5)	$ 516.9
Net investment income	959.2	0.2	0.1	959.5
Total revenue excluding net realized capital
gains (losses)	$ 1,466.4	$ 19.4	$ (9.4)	$ 1,476.4
Operating earnings (4)	$ 121.1	$ 4.7	$ -	$ 125.8
Cumulative effect of accounting change	(2,412.1)	-	-	(2,412.1)
Net realized capital losses, net of tax	(58.3)	-	-	(58.3)
Net income (loss)	$ (2,349.3)	$ 4.7	$ -	$ (2,344.6)

ING LIFE INSURANCE AND ANNUITY COMPANY AND SUBSIDIARIES

(A wholly-owned subsidiary of Lion Connecticut Holdings Inc.)

Notes to Consolidated Financial Statements

    USFS includes deferred annuity contracts that fund defined contribution and deferred compensation plans, immediate annuity contracts; mutual funds; distribution services for annuities and mutual funds; programs offered to qualified plans and nonqualified deferred compensation plans that package administrative and record-keeping services along with a variety of investment options; wrapper agreements containing certain benefit responsive guarantees that are entered into with retirement plans, whose assets are not invested with the Company; investment advisory services and pension plan administrative services. USFS also includes deferred and immediate annuity contracts, both qualified and nonqualified, that are sold to individuals and provide variable or fixed investment options or a combination of both.

    Investment Management Services include: investment advisory services to affiliated and unaffiliated institutional and retail clients; underwriting; distribution for Company mutual funds and a former affiliate's separate ccounts; and trustee, administrative and other services to retirement plans. On February 28, 2002, IA Holdco and its subsidiaries, which comprised this segment, were distributed to HOLDCO (refer to Note 1).

    Other includes consolidating adjustments between USFS and Investment Management Services.

    Operating earnings is comprised of net income (loss) excluding net realized capital gains and losses. While operating earnings is the measure of profit or loss used by the Company's management when assessing performance or making operating decisions, it does not replace net income as a measure of profitability.

QUARTERLY DATA (UNAUDITED)

Restatement of Financial Information: During the quarterly period ended June 30, 2003, the Company incorrectly recorded investment income and realized capital gains related to Separate Accounts. The Company noted the effect of this error during the compilation of the December 31, 2003 financial statements and made the appropriate changes to the quarterly periods ended June 30, 2003 and September 30, 2003.

The following tables show the previously reported and restated amounts for each of the periods affected.
As Reported
2003	(Millions)	First	Second	Third	Fourth
Total revenue		$ 359.2	$ 383.6	$ 362.4	$ 358.5
Income from continuing operations
before income taxes		17.5	111.5	33.2	53.5
Income tax expense		5.1	36.2	3.3	16.5
Income from continuing operations		12.4	75.3	29.9	37.0
Net income		$ 12.4	$ 75.3	$ 29.9	$ 37.0
As Restated
2003	(Millions)	First	Second*	Third*	Fourth
Total revenue		$ 359.2	$ 381.3	$ 354.7	368.5
Income from continuing operations
before income taxes		17.5	109.2	25.5	63.5
Income tax expense		5.1	35.4	0.6	20.0
Income from continuing operations		12.4	73.8	24.9	43.5
Net income		$ 12.4	$ 73.8	$ 24.9	$ 43.5
*Restated
2002	(Millions)	First	Second	Third	Fourth
Total revenue		$ 363.5	$ 351.3	$ 349.8	$ 310.8
Income (loss) from continuing operations
before income taxes		44.1	39.3	(23.1)	25.8
Income tax expense (benefit)		15.2	12.9	(9.9)	0.4
Income (loss) from continuing operations		28.9	26.4	(13.2)	25.4
Cumulative effect of change in accounting
principle		(2,412.1)	-	-	-
Net income (loss)		$ (2,383.2)	$ 26.4	$ (13.2)	$ 25.4

Form No. SAI.75988-04 ILIAC Ed. May 2004

VARIABLE ANNUITY ACCOUNT C PART C - OTHER INFORMATION
Item 24. Financial Statements and Exhibits
(a)	Financial Statements:
(1)	Included in Part A: Condensed Financial Information
(2)	Included in Part B: Financial Statements of Variable Annuity Account C:
-	Report of Independent Auditors
-	Statement of Assets and Liabilities as of December 31, 2003
-	Statement of Operations for the year ended December 31, 2003
-	Statements of Changes in Net Assets for the years ended December 31, 2003 and 2002
-	Notes to Financial Statements
Financial Statements of ING Life Insurance and Annuity Company:
-	Report of Independent Auditors
-	Consolidated Income Statements for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Balance Sheets as of December 31, 2003 and 2002
-	Consolidated Statements of Changes in Shareholder's Equity for the years ended December 31, 2003, 2002 and 2001
-	Consolidated Statements of Cash Flows for the years ended December 31, 2003, 2002 and 2001
-	Notes to Consolidated Financial Statements
(b)	Exhibits
	(1)	Resolution establishing Variable Annuity Account C(1)
	(2)	Not applicable
	(3.1)	Broker-Dealer Agreement(2)
	(3.2)	Alternative Form of Wholesaling Agreement and Related Selling Agreement(3)
	(3.3)	Broker-Dealer Agreement dated June 7, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, Inc. (AISI) and Letter of Assignment to AISI(4)
	(3.4)	Underwriting Agreement dated November 17, 2000 between Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(4)
	(4.1)	Variable Annuity Contracts (IRA-CDA-IC) and (IP-CDA-IB)(5)
	(4.2)	Variable Annuity Contract IRA-CDA-03(6)
	(4.3)	Variable Annuity Contract IRA-CDA-03(NY) (6)
	(4.4)	Contract Schedule IMSIRA-03 to Variable Annuity Contract IRA-CDA-03(6)
	(4.5)	Contract Schedule IROIRA-03 to Variable Annuity Contract IRA-CDA-03(6)
	(4.6)	Contract Schedule IROPIRA-03 to Variable Annuity Contract IRA-CDA-03(6)
	(4.7)	Contract Schedule IMSIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) (6)
	(4.8)	Contract Schedule IROIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) (6)
	(4.9)	Contract Schedule IROPIRA-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) (6)
	(4.10)	Endorsement EIRA-ROTH-03(NY) to Variable Annuity Contract IRA-CDA-03(NY) (6)
	(4.11)	Endorsement EIRA-ROTH-03 to Variable Annuity Contract IRA-CDA-03(6)
	(4.12)	Endorsements (EIRA-SDOIC-97) and (EIRA-SDOIC-97(NY)) to Variable Annuity Contract IRA-CDA-IC(7)
	(4.13)	Endorsement (EIP-SDOIB-97) to Variable Annuity Contract IP-CDA-IB(7)
	(4.14)	Endorsement (EPIRA-GI-98) to Contract IRA-CDA-IC(8)
	(4.15)	Endorsement (EIGET-IC(R)) to Contracts IRA-CDA-IC and IP-CDA-IB(9)
	(4.16)	Endorsement (EGET-99) to Contracts IRA-CDA-IC and IP-CDA-IB(10)
	(4.17)	Endorsements ENMCHG (05/02) and ENMCHGI (05/02) for name change(11)
	(4.18)	Contract Schedule (IROPIRA-99) to Contract IRA-CDA-IC(12)
	(4.19)	Endorsement EEGTRRA-PENIRA(01) to Contracts IRA-CDA-IC and IP-CDA-IB(13)
	(4.20)	Contract Schedule (IROIRA-99) to Contract IRA-CDA-IC(12)
	(4.21)	Contract Schedule (IMSIRA-99) to Contract IRA-CDA-IC(12)
	(4.22)	Endorsement EIRAGMDB-04 to Contracts IRA-CDA-IC and IP-CDA-IB(14)
	(5.1)	Variable Annuity Contract Application (304.00.1A)(15)
	(5.2)	Variable Annuity Contract Application (703.00.1A)(16)
	(5.3)	Variable Annuity Contract Application (75988-97)(17)
	(5.4)	Variable Annuity Contract Application (75988-04)(6)
	(5.5)	Variable Annuity Contract Application (75988-04)(NY)(6)
	(6.1)	Restated Certificate of Incorporation (amended and restated as of January 1, 2002) of ING Life Insurance and Annuity Company(18)
	(6.2)	By-Laws restated as of January 1, 2002 of ING Life Insurance and Annuity Company(18)
	(7)	Not applicable
	(8.1)	Fund Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(19)
(8.2)

Amendment No. 1 dated October 1, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(20)

(8.3)

First Amendment dated November 17, 2000 to Participation Agreement dated June 30, 1998 by and among AIM Variable Insurance Funds (formerly AIM Variable Insurance Funds, Inc.), A I M Distributors, Inc. and Aetna Life Insurance and Annuity Company(20)

(8.4)

Amendment dated July 12, 2002 to Participation Agreement dated as of June 20, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC

	(8.5)	Service Agreement effective June 30, 1998 between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(19)
	(8.6)	First Amendment effective June 30, 1998 dated October 1, 2000 to the Service Agreement between Aetna Life Insurance and Annuity Company and AIM Advisors, Inc.(4)
(8.7)

Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(2)

(8.8)

Amendment dated November 9, 1998 to Fund Participation Agreement dated as of May 1, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(21)

(8.9)

Second Amendment dated December 31, 1999 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(22)

(8.10)

Third Amendment dated February 11, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998 and December 31, 1999 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(23)

(8.11)

Fourth Amendment dated May 1, 2000 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999 and February 11, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(23)

(8.12)

Fifth Amendment dated February 27, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000 and May 1, 2000 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.(20)

(8.13)

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.

(8.14)

Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(2)

(8.15)

Amendment dated November 4, 1998 to Service Agreement dated as of May 1, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(21)

(8.16)

Second Amendment dated February 11, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(23)

(8.17)

Third Amendment dated May 1, 2000 to Service Agreement dated as of May 1, 1998 and amended on November 4, 1998 and February 11, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company in connection with the sale of shares of Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series and Aetna Variable Portfolios, Inc. on behalf of each of its series(23)

(8.18)

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company

	(8.19)	Fund Participation Agreement dated December 1, 1997 among Calvert Responsibly Invested Balanced Portfolio, Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
	(8.20)	Service Agreement dated December 1, 1997 between Calvert Asset Management Company, Inc. and Aetna Life Insurance and Annuity Company(24)
(8.21)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(25)

(8.22)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(26)

(8.23)

Sixth Amendment dated November 6, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(27)

(8.24)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and November 6, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(2)

(8.25)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, November 6, 1997 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund and Fidelity Distributors Corporation(22)

(8.26)

Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(25)

(8.27)

Fifth Amendment dated as of May 1, 1997 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1996, May 1, 1995, January 1, 1996 and March 1, 1996 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(26)

(8.28)

Sixth Amendment dated as of January 20, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996 and May 1, 1997 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(28)

(8.29)

Seventh Amendment dated as of May 1, 1998 to the Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997 and January 20, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(2)

(8.30)

Eighth Amendment dated December 1, 1999 to Fund Participation Agreement dated February 1, 1994 and amended on December 15, 1994, February 1, 1995, May 1, 1995, January 1, 1996, March 1, 1996, May 1, 1997, January 20, 1998 and May 1, 1998 between Aetna Life Insurance and Annuity Company, Variable Insurance Products Fund II and Fidelity Distributors Corporation(22)

	(8.31)	Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(29)
	(8.32)	Amendment dated January 1, 1997 to Service Agreement dated as of November 1, 1995 between Aetna Life Insurance and Annuity Company and Fidelity Investments Institutional Operations Company(26)
	(8.33)	Service Contract dated May 2, 1997 between Fidelity Distributors Corporation and Aetna Life Insurance and Annuity Company(21)
	(8.34)	Participation Agreement dated as of July 20, 2001 between Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc. and Aetna Life Insurance and Annuity Company(30)
(8.35)

Amendment dated as of January 2, 2002 to Participation Agreement dated as of July 20, 2001 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Aetna Life Insurance and Annuity Company, Aetna Insurance Company of America, Golden American Life Insurance Company and Direct Services, Inc.(31)

(8.36)

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc.

	(8.37)	Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(31)
	(8.38)	Amendment dated October 12, 1998 to Fund Participation Agreement dated December 8, 1997 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(21)
(8.39)

Second Amendment dated December 1, 1999 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(22)

(8.40)

Amendment dated as of August 1, 2000 to Fund Participation Agreement dated December 8, 1997 and amended on October 12, 1998 and December 1, 1999 among Janus Aspen Series and Aetna Life Insurance and Annuity Company and Janus Capital Corporation(33)

(8.41)

Letter Agreement dated December 7, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Fund Participation Agreement with the same terms as the current Fund Participation Agreement except with a new effective date of March 28, 2002(11)

	(8.42)	Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(32)
	(8.43)	First Amendment dated as of August 1, 2000 to Service Agreement dated December 8, 1997 between Janus Capital Corporation and Aetna Life Insurance and Annuity Company(33)
(8.44)

Distribution and Shareholder Services Agreement - Service Shares of Janus Aspen Series (for Insurance Companies) dated August 1, 2000 between Janus Distributors, Inc. and Aetna Life Insurance and Annuity Company(34)

(8.45)

Letter Agreement dated October 19, 2001 between Janus and Aetna Life Insurance and Annuity Company reflecting evidence of a new Distribution and Shareholder Service Agreement with the same terms as the current Distribution and Shareholder Service Agreement except with a new effective date of March 28, 2002(11)

	(8.46)	Fund Participation Agreement dated as of July 20, 2001 between Lord Abbett Series Fund, Inc. and Aetna Life Insurance and Annuity Company(30)
	(8.47)	Service Agreement dated as of July 20, 2001 between Lord Abbett & Co. and Aetna Life Insurance and Annuity Company(30)
	(8.48)	Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(34)
(8.49)

First Amendment dated December 1, 1999 to Fund Participation Agreement dated March 11, 1997 between Aetna Life Insurance and Annuity Company and Oppenheimer Variable Annuity Account Funds and Oppenheimer Funds, Inc.(22)

	(8.50)	Service Agreement effective as of March 11, 1997 between Oppenheimer Funds, Inc. and Aetna Life Insurance and Annuity Company(34)
	(8.51)	Fund Participation Agreement dated as of May 1, 2001 among Pilgrim Variable Products Trust, Aetna Life Insurance and Annuity Company and ING Pilgrim Securities, Inc.(35)
(8.52)

Amendment dated August 30, 2002 between ING Life Insurance and Annuity Company, ING Variable Products Trust (formerly known as Pilgrim Variable Products Trust) and ING Funds Distributor to Fund Participation Agreement dated May 1, 2001(36)

	(8.53)	Administrative and Shareholder Services Agreement dated April 1, 2001 between ING Funds Services, LLC and ING Life Insurance and Annuity Company (Administrator for ING Variable Products Trust)(36)
	(8.54)	Fund Participation Agreement dated as of July 1, 2001 between Pioneer Variable Contracts Trust and Aetna Life Insurance and Annuity Company(30)
	(8.55)	Participation Agreement dated as of November 28, 2001 among Portfolio Partners, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC(11)
(8.56)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002), Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) and Aetna Investment Services LLC (to be renamed ING Financial Advisers, LLC) to Participation Agreement dated November 28, 2001(11)

(8.57)

Amendment dated May 1, 2003 between ING Partners, INC., ING Life Insurance and Annuity Company and ING Financial Advisers, LLC to the Participation Agreement dated as of November 28, 2001 and subsequently amended on March 5, 2002(36)

	(8.58)	Shareholder Servicing Agreement (Service Class Shares) dated as of November 27, 2001 between Portfolio Partners, Inc. and Aetna Life Insurance and Annuity Company(11)
(8.59)

Amendment dated March 5, 2002 between Portfolio Partners, Inc. (to be renamed ING Partners, Inc. effective May 1, 2002) and Aetna Life Insurance and Annuity Company (to be renamed ING Life Insurance and Annuity Company effective May 1, 2002) to the Shareholder Servicing Agreement dated November 27, 2001(11)

(8.60)

Amendment dated May 1, 2003 by and between ING Partners, Inc. and ING Life Insurance and Annuity Company to the Shareholder Servicing Agreement (Service Class Shares) dated November 27, 2001, as amended on March 5, 2002(36)

	(9)	Opinion and Consent of Counsel
	(10)	Consents of Independent Auditors
	(11)	Not applicable
	(12)	Not applicable
	(13)	Schedule for Computation of Performance Data(16)
	(14.1)	Powers of Attorney(37)
	(14.2)	Authorization for Signatures(3)
1.	Incorporated by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 22, 1996.
2.	Incorporated by reference to Registration Statement on Form N-4 (File No. 333-56297) as filed on June 8, 1998.
3.	Incorporated by reference to Post-Effective Amendment No. 5 to Registration Statement on Form N-4 (File No. 33-75986), as filed on April 12, 1996.
4.	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-49176), as filed on November 30, 2000.
5.	Incorporated by reference to Post-Effective Amendment No. 4 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 1996.
6.	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 17, 1997.
7.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75988), as filed on December 30, 2003.
8.	Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75988), as filed on September 15, 1998.
9.	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 33-75964), as filed on August 30, 1996.
10.	Incorporated by reference to Post-Effective Amendment No. 13 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 7, 1999.
11.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-75962), as filed on April 8, 2002.
12.	Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 24, 1999.
13.	Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 15, 2002.
14.	Incorporated by reference to Post-Effective Amendment No. 31 to Registration Statement Form N-4 (File No. 33-75988), as filed on February 19, 2004.
15.	Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement Form N-4 (File No. 33-75988), as filed on October 30, 1997.
16.	Incorporated by reference to Post-Effective Amendment No. 9 to Registration Statement on Form N-4 (File No. 33-75988), as filed on August 18, 1997.
17.	Incorporated by reference to Post-Effective Amendment No. 11 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 20, 1998.
18.	Incorporated by reference to ING Life Insurance and Annuity Company annual report on Form 10-K (File No. 33-23376), as filed on March 28, 2002.
19.	Incorporated by reference to Pre-Effective Amendment No. 1 to Registration Statement on Form N-4 (File No. 333-56297), as filed on August 4, 1998.
20.	Incorporated by reference to Post-Effective Amendment No. 24 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 13, 2001.
21.	Incorporated by reference to Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-56297), as filed on December 14, 1998.
22.	Incorporated by reference to Post-Effective Amendment No. 19 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 16, 2000.
23.	Incorporated by reference to Post-Effective Amendment No. 20 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 4, 2000.
24.	Incorporated by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 (File No. 333-01107), as filed on February 19, 1998.
25.	Incorporated by reference to Post-Effective Amendment No. 12 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 11, 1997.
26.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 33-34370), as filed on September 29, 1997.
27.	Incorporated by reference to Post-Effective Amendment No. 16 to Registration Statement on Form N-4 (File No. 33-75964), as filed on February 9, 1998.
28.	Incorporated by reference to Post-Effective Amendment No. 7 to Registration Statement on Form S-6 (File No. 33-75248), as filed on February 24, 1998.
29.	Incorporated by reference to Post-Effective Amendment No. 3 to Registration Statement on Form N-4 (File No. 33-88720), as filed on June 28, 1996.
30.	Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 333-01107), as filed on October 26, 2001.
31.	Incorporated by reference to Post-Effective Amendment No. 30 to Registration Statement on Form N-4 (File No. 333-01107), as filed on April 10, 2002.
32.	Incorporated by reference to Post-Effective Amendment No. 10 to Registration Statement on Form N-4 (File No. 33-75992), as filed on December 31, 1997.
33.	Incorporated by reference to Post-Effective Amendment No. 22 to Registration Statement on Form N-4 (File No. 333-01107), as filed on August 14, 2000.
34.	Incorporated by reference to Post-Effective Amendment No. 27 to Registration Statement on Form N-4 (File No. 33-34370), as filed on April 16, 1997.
35.	Incorporated by reference to Post-Effective Amendment No. 26 to Registration Statement on Form N-4 (File No. 333-01107), as filed on July 13, 2001.
36.	Incorporated by reference to Post-Effective Amendment No. 28 to Registration Statement on Form N-4 (File No. 33-75988), as filed on April 10, 2003.
37.	Incorporated by reference to Post-Effective Amendment No. 1 to Registration Statement on Form S-2 of ING Life Insurance and Annuity Company (File No. 333-104456), as filed on April 5, 2004.
Item 25. Directors and Officers of the Depositor*
Name and Principal Business Address	Positions and Offices with Depositor
Keith Gubbay[1]	Director and President
Thomas Joseph McInerney[1]	Director
Kathleen Ann Murphy[1]	Director
Jacques de Vaucleroy[1]	Director and Senior Vice President
David A. Wheat[1]	Director, Senior Vice President and Chief Financial Officer
Allan Baker[2]	Senior Vice President
Robert L. Francis 6140 Stonehedge Mall Rd., Ste. 375 Pleasanton, California 94588	Senior Vice President
Shaun Patrick Mathews[2]	Senior Vice President
Stephen Joseph Preston[3]	Senior Vice President
Boyd George Combs[1]	Senior Vice President, Tax
James G. Auger[2]	Vice President
Pamela M. Barcia[2]	Vice President
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, California 92108	Vice President
Linda Beblo[3]	Vice President
Jeoffrey A. Block[4]	Vice President
Kevin P. Brown[2]	Vice President
Anthony V. Camp[2]	Vice President
Kevin L. Christensen[4]	Vice President
Andrew D. Chua[5]	Vice President
Elizabeth A. Clifford[3]	Vice President
Brian D. Comer[2]	Vice President
Patricia Marie Corbett[4]	Vice President
Karen Czizik[5]	Vice President
Robert B. DiMartino[2]	Vice President
Shari Ann Enger[3]	Vice President
Brian K. Haendiges[2]	Vice President
Steven J. Haun[4]	Vice President
James Hennessy[6]	Vice President
Ronald Christian Hull[2]	Vice President
William S. Jasien 12701 Fair Lakes Circle, Suite 470 Fairfax, Virginia 22033	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Roger Ernest Lavallee[2]	Vice President
Frederick C. Litow[1]	Vice President
Christine Cannon Marcks[2]	Vice President
Gregory J. Miller[2]	Vice President
Todd E. Nevenhoven[4]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid[2]	Vice President
Robert A. Richard[2]	Vice President
Michael Roland[6]	Vice President
Carl P. Steinhilber[2]	Vice President
Laurie M. Tillinghast[2]	Vice President
Stanley Vyner[7]	Vice President
Christopher Robert Welp[4]	Vice President
Mary Broesch[3]	Vice President and Actuary
Bruce T. Campbell[2]	Vice President and Actuary
Dianne Clous[2]	Vice President and Actuary
Richard Lau[3]	Vice President and Actuary
Laurie A. Lombardo[2]	Vice President and Actuary
Mark D. Sperry[2]	Vice President and Actuary
Alice Su3	Vice President and Actuary
Lawrence D. Taylor[5]	Vice President and Actuary
Albert Sekac[2]	Vice President and Appointed Actuary
John R. Dobo[5]	Vice President and Chief Actuary
Brian John Murphy[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Robin Angel[1]	Vice President, Investments
Ira Braunstein[1]	Vice President, Investments
Daniel J. Foley[1]	Vice President, Investments
Christopher P. Lyons[1]	Vice President, Investments
Gregory G. McGreevey[1]	Vice President, Investments
Maurice Melvin Moore[1]	Vice President, Investments
Joseph J. Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[8]	Secretary
Jane A. Boyle[2]	Assistant Secretary
Linda H. Freitag[1]	Assistant Secretary
Daniel F. Hinkel[1]	Assistant Secretary
William Hope[1]	Assistant Secretary
Joseph D. Horan[1]	Assistant Secretary
David Lee Jacobson[3]	Assistant Secretary
Terri Wecker Maxwell[1]	Assistant Secretary
Donna M. O'Brien[2]	Assistant Secretary
Krystal L. Ols[8]	Assistant Secretary
Loralee Ann Renelt[8]	Assistant Secretary
Carol Semplice[2]	Assistant Secretary
Linda Ellen Senker[3]	Assistant Secretary
Patricia M. Smith[2]	Assistant Secretary
Edwina Steffer[8]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Diane Yell[9]	Assistant Secretary
Glenn Allan Black[1]	Tax Officer
Terry L. Owens[1]	Tax Officer
James Taylor[1]	Tax Officer
William Zolkowski[1]	Tax Officer
*	These individuals may also be directors and/or officers of other affiliates of the Company.
1	The principal business address of these directors and these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 1475 Dunwoody Drive, West Chester, Pennsylvania 19380.
4	The principal business address of these officers is 909 Locust Street, Des Moines, Iowa 50309.
5	The principal business address of these officers is 1290 Broadway, Denver, Colorado 80203.
6	The principal business address of this officer is 7337 E Doubletree Ranch Road, Scottsdale, Arizona 85258.
7	The principal business address of this officer is 520 Madison Avenue, 10th Floor, New York, New York 10022.
8	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
9	The principal business address of this officer is 100 Washington Square, Minneapolis, Minnesota 55401.
Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

Incorporated herein by reference to Item 26 in Post-Effective Amendment No. 2 to Registration Statement on Form N-4 (File No. 333-90516), as filed on April 9, 2004 for Separate Account B of ING USA Annuity and Life Insurance Company.

Item 27. Number of Contract Owners
As of February 29, 2004, there were 598,515 individuals holding interests in variable annuity contracts funded through Variable Annuity Account C.
Item 28. Indemnification

Section 33-779 of the Connecticut General Statutes ("CGS") provides that a corporation may provide indemnification of or advance expenses to a director, officer, employee or agent only as permitted by Sections 33-770 to 33-778, inclusive, of the CGS. Reference is hereby made to Section 33-771(e) of the CGS regarding indemnification of directors and Section 33-776(d) of CGS regarding indemnification of officers, employees and agents of Connecticut corporations. These statutes provide in general that Connecticut corporations incorporated prior to January 1, 1997 shall, except to the extent that their certificate of incorporation expressly provides otherwise, indemnify their directors, officers, employees and agents against "liability" (defined as the obligation to pay a judgment, settlement, penalty, fine, including an excise tax assessed with respect to an employee benefit plan, or reasonable expenses incurred with respect to a proceeding) when (1) a determination is made pursuant to Section 33-775 that the party seeking indemnification has met the standard of conduct set forth in Section 33-771 or (2) a court has determined that indemnification is appropriate pursuant to Section 33-774. Under Section 33-775, the determination of and the authorization for indemnification are made (a) by the disinterested directors, as defined in Section 33-770(3); (b) by special counsel; (c) by the shareholders; or (d) in the case of indemnification of an officer, agent or employee of the corporation, by the general counsel of the corporation or such other officer(s) as the board of directors may specify. Also, Section 33-772 with Section 33-776 provide that a corporation shall indemnify an individual who was wholly successful on the merits or otherwise against reasonable expenses incurred by him in connection with a proceeding to which he was a party because he is or was a director, officer, employee, or agent of the corporation. Pursuant to Section 33-771(d), in the case of a proceeding by or in the right of the corporation or with respect to conduct for which the director, officer, agent or employee was adjudged liable on the basis that he received a financial benefit to which he was not entitled, indemnification is limited to reasonable expenses incurred in connection with the proceeding against the corporation to which the individual was named a party.

The statute does specifically authorize a corporation to procure indemnification insurance on behalf of an individual who was a director, officer, employee or agent of the corporation. Consistent with the statute, ING Groep N.V. maintains an umbrella insurance policy with an international insurer to cover errors and omissions, directors and officers, employment practices, fiduciary and fidelity. The policy covers ING Groep N.V. and any company in which ING Groep N.V. has controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor.

Section 20 of the ING Financial Advisers, LLC Limited Liability Company Agreement provides that ING Financial Advisers, LLC will indemnify certain persons against any loss, damage, claim or expenses (including legal fees) incurred by such person if he is made a party or is threatened to be made a party to a suit or proceeding because he was a member, officer, director, employee or agent of ING Financial Advisers, LLC, as long as he acted in good faith on behalf of ING Financial Advisers, LLC and in a manner reasonably believed to be within the scope of his authority. An additional condition requires that no person shall be entitled to indemnity if his loss, damage, claim or expense was incurred by reason of his gross negligence or willful misconduct. This indemnity provision is authorized by and is consistent with Title 8, Section 145 of the General Corporation Law of the State of Delaware.

Item 29. Principal Underwriter
(a)

In addition to serving as the principal underwriter for the Registrant, ING Financial Advisers, LLC also acts as the principal underwriter for ING Partners, Inc. (a management investment company registered under the Investment Company Act of 1940 (1940 Act)). Additionally, ING Financial Advisers, LLC acts as the principal underwriter for Variable Life Account B of ING Life Insurance and Annuity Company (ILIAC), Variable Life Account C of ILIAC, Variable Annuity Account B of ILIAC and Variable Annuity Account G of ILIAC (separate accounts of ILIAC registered as unit investment trusts under the 1940 Act). ING Financial Advisers, LLC is also the principal underwriter for (i) Variable Annuity Account I of ING Insurance Company of America (IICA) (a separate account of IICA registered as a unit investment trust under the 1940 Act), (ii) Separate Account N of ReliaStar Life Insurance Company (RLIC) (a separate account of RLIC registered as a unit investment trust under the 1940 Act.), (iii) ReliaStar Select Variable Account of ReliaStar Life Insurance Company (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (iv) MFS ReliaStar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act), (v) Northstar Variable Account (a separate account of RLIC registered as a unit investment trusts under the 1940 Act) (vi) ReliaStar Life Insurance Company of New York Variable Annuity Funds A, B, C (a management investment company registered under the 1940 Act), (vii) ReliaStar Life Insurance Company of New York Variable Annuity Funds D, E, F, G, H, I (a management investment company registered under the 1940 Act), (viii) ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, and Q (a management investment company registered under the1940 Act), and (ix) ReliaStar Life Insurance Company of New York Variable Annuity Funds M P (a management investment company registered under the1940 Act).

(b)	The following are the directors and officers of the Principal Underwriter:
Name and Principal Business Address	Positions and Offices with Principal Underwriter
Ronald R. Barhorst 7676 Hazard Ctr. Dr. San Diego, CA 92108	Director and President
Robert L. Francis[1]	Director and Senior Vice President
Shaun Patrick Mathews[2]	Director and Senior Vice President
Allan Baker[2]	Senior Vice President
Boyd George Combs[3]	Senior Vice President, Tax
Susan J. Stamm[2]	Chief Financial Officer
Maryellen R. Allen[2]	Vice President
Douglas J. Ambrose[1]	Vice President
Louis E. Bachetti 581 Main Street, 4th Fl. Woodbridge, NJ 07095	Vice President
Robert H. Barley[2]	Vice President
David A. Brounley[2]	Vice President
Brian D. Comer[2]	Vice President
Keith J. Green[3]	Vice President
Brian K. Haendiges[2]	Vice President
Bernard P. Heffernon 10740 Nall Ave., Ste. 120 Overland Park, KS 66211	Vice President
William S. Jasien[4]	Vice President
David Kelsey[2]	Vice President
Mary Ann Langevin[2]	Vice President
Christina Lareau[2]	Vice President
Katherine E. Lewis 2675 N Mayfair Road, Ste. 501 Milwaukee, WI 53226	Vice President
Susan J. K. Lewis 16530 Ventura Blvd., Ste. 600 Encino, CA 91436	Vice President
David J. Linney 2900 N. Loop W., Ste. 180 Houston, TX 77092	Vice President
Frederick C. Litow[3]	Vice President
Mark R. Luckinbill 2841 Plaza Place, Ste. 210 Raleigh, NC 27612	Vice President
Christine Cannon Marcks[2]	Vice President
Richard T. Mason 440 S. Warren St., Ste. 702 Syracuse, NY 13202	Vice President
Pamela L. Mulvey[2]	Vice President
Scott T. Neeb[1]	Vice President
Ethel Pippin[2]	Vice President
Mary Kathleen Reid	Vice President
Deborah Rubin[4]	Vice President
Frank W. Snodgrass 150 4th Ave., N., Ste. 410 Nashville, TN 37219	Vice President
Terran Titus[2]	Vice President
Bess B. Twyman[2]	Vice President
S. Bradford Vaughan, Jr. 601 Union St., Ste. 810 Seattle, WA 98101	Vice President
Judeen T. Wrinn[2]	Vice President
Therese M. Squillacote[2]	Vice President and Chief Compliance Officer
David Scott Pendergrass[1]	Vice President and Treasurer
Joseph Elmy[2]	Vice President, Tax
Paula Cludray-Engelke[5]	Secretary
Loralee Ann Renelt[5]	Assistant Secretary
John F. Todd[2]	Assistant Secretary
Robert J. Scalise[2]	Assistant Treasurer
Glenn Allan Black[3]	Tax Officer
G. Michael Fell[3]	Tax Officer
Terry L. Owens[3]	Tax Officer
James Taylor[3]	Tax Officer
1	The principal business address of this director and these officers is 6140 Stonehedge Mall Rd., Ste. 375, Pleasanton, California 94588.
2	The principal business address of this director and these officers is 151 Farmington Avenue, Hartford, Connecticut 06156.
3	The principal business address of these officers is 5780 Powers Ferry Road, N.W., Atlanta, Georgia 30327.
4	The principal business address of these officers is 12701 Fair Lakes Circle, Suite 470, Fairfax, Virginia 22033.
5	The principal business address of these officers is 20 Washington Avenue South, Minneapolis, Minnesota 55401.
(c)	Compensation to Principal Underwriter during last fiscal year:
(1)	(2)	(3)	(4)	(5)

Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation*

ING Financial Advisers, LLC	$964,872.95
*

Reflects compensation paid to ING Financial Advisers, LLC attributable to regulatory and operating expenses associated with the distribution of all products issued by Variable Annuity Account C of ING Life Insurance and Annuity Company during 2003.

Item 30. Location of Accounts and Records

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by ING Life Insurance and Annuity Company at 151 Farmington Avenue, Hartford, Connecticut 06156 and at ING Americas at 5780 Powers Ferry Road, Atlanta, GA 30327-4390.

Item 31. Management Services
Not applicable
Item 32. Undertakings
Registrant hereby undertakes:
(a)

to file a post-effective amendment to this registration statement on Form N-4 as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for as long as payments under the variable annuity contracts may be accepted;

(b)

to include as part of any application to purchase a contract offered by a prospectus which is part of this registration statement on Form N-4, a space that an applicant can check to request a Statement of Additional Information;

(c)	to deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request; and
(d)

during the Guarantee Period, to mail notices to current shareholders promptly after the happening of significant events related to the guarantee issued by ING Life Insurance and Annuity Company (the "Guarantee"). These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a shareholder's right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ING Life Insurance and Annuity Company; or (iv) a reduction in the credit rating of ING Life Insurance and Annuity Company's long-term debt as issued by Standard & Poor's or Moody's Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the prospectus which is a part of this registration statement on Form N-4, a space that an applicant can check to request the most recent annual and/or quarterly report of ING Life Insurance and Annuity Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ING Life Insurance and Annuity Company represents that the fees and charges deducted under the contracts covered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

SIGNATURES

As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, Variable Annuity Account C of ING Life Insurance and Annuity Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement on Form N-4 (File No. 33-75988) and has caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Hartford, State of Connecticut, on the 12th day of April, 2004.

VARIABLE ANNUITY ACCOUNT C OF ING LIFE INSURANCE AND ANNUITY COMPANY (Registrant)
By:	ING LIFE INSURANCE AND ANNUITY COMPANY (Depositor)
By:	Keith Gubbay*

Keith Gubbay President
As required by the Securities Act of 1933, this Post-Effective Amendment No. 32 to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.
Signature	Title		Date

Keith Gubbay*	Director and President	)

Keith Gubbay	(principal executive officer))
)
Thomas J. McInerney*	Director	)	April

Thomas J. McInerney		)	12, 2004
)
Kathleen A. Murphy*	Director	)

Kathleen A. Murphy		)
)
Jacques de Vaucleroy*	Director	)

Jacques de Vaucleroy		)
)
David Wheat*	Director and Chief Financial Officer	)

David Wheat	(principal accounting officer))
)
By:	/s/ Michael A. Pignatella

Michael A. Pignatella *Attorney-in-Fact
VARIABLE ANNUITY ACCOUNT C Exhibit Index
Exhibit No.	Exhibit

99-B.8.4

Amendment dated July 12, 2002 to Participation Agreement dated as of June 20, 1998, as amended on October 1, 2000 and November 17, 2000 by and among AIM Variable Insurance Funds, A I M Distributors, Inc., Aetna Life Insurance and Annuity Company and Aetna Investment Services, LLC

99-B.8.13

Sixth Amendment dated as of June 19, 2001 to Fund Participation Agreement dated as of May 1, 1998 and amended on November 9, 1998, December 31, 1999, February 11, 2000, May 1, 2000 and February 27, 2001 by and among Aetna Life Insurance and Annuity Company and Aetna Variable Fund, Aetna Variable Encore Fund, Aetna Income Shares, Aetna Balanced VP, Inc., Aetna GET Fund on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Generation Portfolios, Inc. on behalf of each of its series, Aetna Variable Portfolios, Inc. on behalf of each of its series and Aeltus Investment Management, Inc.

99-B.8.18

Fourth Amendment dated as of June 26, 2001 to Service Agreement with Investment Advisor effective as of May 1, 1998, as amended on November 4, 1998, February 11, 2000 and May 1, 2000 between Aeltus Investment Management, Inc. and Aetna Life Insurance and Annuity Company

99-B.8.36

Second Amendment dated December 10, 2003 to Participation Agreement dated July 20, 2001 and as amended on January 2, 2002 by and among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., ING Life Insurance and Annuity Company, ING Insurance Company of America, Golden American Life Insurance Company and Directed Services, Inc.

99-B.9	Opinion and Consent of Counsel

99-B.10	Consents of Independent Auditors